UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

3500 Lacey Road
Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)

Andrew Schlossberg President 3500 Lacey Road Downers Grove, IL 60515
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-983-0903

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments for the nine month period ended July 31, 2015 is set forth below.

Schedule of Investments

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 6.2%
356,675	Asciano Ltd.	$2,129,445
102,704	CSL Ltd.	7,463,634
228,772	Ramsay Health Care Ltd.	11,235,758
294,375	TPG Telecom Ltd.	2,055,818

		22,884,655

	Belgium - 1.7%
14,164	Ackermans & van Haaren NV	2,178,354
17,723	Anheuser-Busch InBev NV	2,121,630
29,066	KBC Groep NV	2,037,928

		6,337,912

	Canada - 10.4%
147,717	Alimentation Couche-Tard, Inc., Class B	6,627,650
65,047	CGI Group, Inc., Class A(a)	2,442,981
24,626	Constellation Software, Inc.	11,007,734
37,275	Dollarama, Inc.	2,230,569
132,818	Linamar Corp.	8,148,049
37,475	Magna International, Inc.	2,046,946
219,605	Metro, Inc.	6,007,719

		38,511,648

	China - 3.4%
1,391,744	China Everbright International Ltd.	2,143,548
1,498,898	China Resources Gas Group Ltd.	4,572,699
1,921,535	CSPC Pharmaceutical Group Ltd.	1,759,852
376,076	ENN Energy Holdings Ltd.	2,498,344
531,641	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H-Shares	1,457,293

		12,431,736

	Denmark - 8.6%
82,481	Genmab A/S(a)	7,810,203
113,082	Novo Nordisk A/S, Class B	6,670,843
106,844	Novozymes A/S, Class B	5,611,503
54,781	Pandora A/S	6,197,138
96,936	Vestas Wind Systems A/S	5,323,654

		31,613,341

	Finland - 4.1%
232,660	Kone Oyj, Class B	9,809,198
57,447	Orion Oyj, Class B	2,413,777
57,334	Sampo Oyj, Class A	2,850,547

		15,073,522

	France - 11.5%
1,409,032	Bollore SA	7,846,118
11,750	Christian Dior SE	2,450,351
32,083	Essilor International SA	4,133,110
8,072	Eurofins Scientific SE	2,667,033
14,287	Iliad SA	3,410,348
20,907	Ingenico Group	2,756,878
10,390	LVMH Moet Hennessy Louis Vuitton SE	1,959,533

302,191	Plastic Omnium SA	$8,557,237
48,208	Safran SA	3,667,664
25,545	Valeo SA	3,429,143
59,908	Zodiac Aerospace	1,797,042

		42,674,457

	Germany - 6.6%
18,161	Continental AG	4,084,269
61,822	Freenet AG	2,136,209
27,205	Fresenius Medical Care AG & Co. KGaA	2,234,170
9,957	Linde AG	1,893,271
174,967	ProSiebenSat.1 Media AG	8,998,690
44,261	United Internet AG	2,202,292
75,122	Wirecard AG	2,996,248

		24,545,149

	Ireland - 1.6%
23,548	DCC PLC	1,859,382
101,478	Glanbia PLC	2,132,484
27,275	Kerry Group PLC, Class A	2,083,821

		6,075,687

	Japan - 7.1%
70,877	Alps Electric Co. Ltd.	2,239,666
53,736	Calbee, Inc.	2,398,483
59,391	Don Quijote Holdings Co. Ltd.	2,535,844
141,611	Fuji Heavy Industries Ltd.	5,240,619
35,179	Hoshizaki Electric Co. Ltd.	2,101,171
3,415	Keyence Corp.	1,722,729
117,108	Minebea Co. Ltd.	1,836,562
11,105	Murata Manufacturing Co. Ltd.	1,649,235
57,836	Olympus Corp.	2,217,370
128,232	ORIX Corp.	1,917,865
35,066	Sysmex Corp.	2,272,731

		26,132,275

	Netherlands - 1.7%
20,942	ASML Holding NV	2,097,208
22,311	HAL Trust	3,992,611

		6,089,819

	Norway - 0.5%
115,533	DNB ASA	1,893,133

	Singapore - 1.2%
817,328	ComfortDelGro Corp. Ltd.	1,797,966
455,809	Singapore Exchange Ltd.	2,654,972

		4,452,938

	South Africa - 0.7%
112,276	Mondi PLC	2,698,184

	Spain - 1.0%
109,715	Inditex SA	3,778,991

	Sweden - 2.4%
101,885	ASSA Abloy AB, Class B	2,080,377
96,884	Hexagon AB, Class B	3,150,984
198,237	Trelleborg AB, Class B	3,446,735

		8,678,096

	Switzerland - 10.6%
4,482	EMS-CHEMIE HOLDING AG	2,198,796
13,022	Flughafen Zuerich AG	10,744,404
16,333	Geberit AG	5,684,516
1,243	Givaudan SA	2,327,958
49,200	Kuehne + Nagel International AG	6,828,925
28,366	Schindler Holding AG	4,595,345

Schedule of Investments

32,644	Sonova Holding AG	$4,673,618
24,338	Swiss Re AG	2,203,107

		39,256,669

	United Kingdom - 17.8%
327,167	Barratt Developments PLC	3,241,956
36,682	Berkeley Group Holdings PLC (The)	1,928,492
2,886,332	Booker Group PLC	8,062,380
109,461	Compass Group PLC	1,750,843
62,069	Croda International PLC	2,944,505
34,438	Derwent London PLC REIT	1,953,468
745,625	Dixons Carphone PLC	5,303,453
473,225	DS Smith PLC	2,957,564
155,797	Halma PLC	1,840,428
155,225	Hargreaves Lansdown PLC	2,901,900
309,162	Howden Joinery Group PLC	2,391,010
160,894	IG Group Holdings PLC	1,879,298
994,740	ITV PLC	4,357,285
583,567	Legal & General Group PLC	2,374,082
24,958	Next PLC	3,111,863
66,013	Persimmon PLC	2,108,683
76,492	Prudential PLC	1,799,440
35,779	Reckitt Benckiser Group PLC	3,433,180
65,659	SABMiller PLC	3,447,297
958,205	Taylor Wimpey PLC	2,906,823
89,106	Travis Perkins PLC	3,124,453
23,898	Whitbread PLC	1,935,499

		65,753,902

	United States - 2.8%
40,168	Valeant Pharmaceuticals International, Inc.(a)	10,353,306

	Total Investments (Cost $337,972,153)(b)-99.9%	369,235,420
	Other assets less liabilities-0.1%	401,391

	Net Assets-100.0%	$369,636,811

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $338,431,674. The net unrealized appreciation was $30,803,746, which consisted of aggregate gross unrealized appreciation of $36,126,527 and aggregate gross unrealized depreciation of $5,322,781.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Brazil - 1.1%
129,600	Cielo SA	$1,661,388
156,400	Equatorial Energia SA	1,604,690

		3,266,078

	China - 16.7%
850,740	ANTA Sports Products Ltd.	2,181,638
5,845,382	China Dongxiang Group Co. Ltd.	1,492,958
1,598,936	China Southern Airlines Co. Ltd., H-Shares	1,584,024
870,607	Fosun International Ltd.	1,830,540
1,274,539	Great Wall Motor Co. Ltd., H-Shares	4,217,061
2,652,518	Haitian International Holdings Ltd.	5,495,071
3,676,215	Huadian Power International Corp. Ltd., H-Shares	3,717,803
1,260,348	Kingsoft Corp. Ltd.	3,365,350
3,551,720	Shanghai Jin Jiang International Hotels (Group) Co. Ltd., H-Shares	1,195,773
1,946,312	Shenzhou International Group Holdings Ltd.	10,230,798
3,100,423	Sinotrans Ltd., H-Shares	1,907,694
2,424,454	SITC International Holdings Co. Ltd.	1,388,565
389,246	Tencent Holdings Ltd.	7,265,443
1,394,863	Wasion Group Holdings Ltd.	1,842,472
2,400,513	Xinhua Winshare Publishing and Media Co. Ltd., H-Shares	2,136,597
1,544,190	Yangzijiang Shipbuilding Holdings Ltd.	1,455,825

		51,307,612

	India - 0.7%
32,353	Dr Reddy’s Laboratories Ltd. ADR	2,081,916

	Indonesia - 2.2%
1,719,247	PT Bank Central Asia Tbk	1,664,915
38,033,436	PT Kalbe Farma Tbk	4,906,180

		6,571,095

	Malaysia - 5.8%
3,582,700	Cahya Mata Sarawak Bhd	5,452,037
2,481,600	Hap Seng Consolidated Bhd	3,497,405
1,339,300	Kossan Rubber Industries Bhd	2,556,384
7,022,500	Sunway Bhd	6,371,571

		17,877,397

	Mexico - 1.8%
351,175	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	1,964,440
229,108	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,818,878
114,599	Grupo Aeroportuario del Sureste SAB de CV, Series B	1,724,815

		5,508,133

	Philippines - 13.5%
3,293,965	Aboitiz Equity Ventures, Inc.	$4,213,337
5,465,626	Aboitiz Power Corp.	5,222,431
91,741	Ayala Corp.	1,564,622
2,201,886	Ayala Land, Inc.	1,800,602
728,547	Bank of the Philippine Islands	1,513,326
33,200	Globe Telecom, Inc.	1,872,876
1,078,749	International Container Terminal Services, Inc.	2,592,205
5,090,565	JG Summit Holdings, Inc.	8,069,661
820,877	Metropolitan Bank & Trust Co.	1,585,755
7,167,370	Nickel Asia Corp.	1,651,778
3,409,285	Robinsons Land Corp.	2,098,423
765,341	Security Bank Corp.	2,491,730
1,864,443	Semirara Mining and Power Corp.	4,867,487
99,487	SM Investments Corp.	1,942,536

		41,486,769

	South Africa - 12.5%
323,943	AVI Ltd.	2,048,875
264,884	Brait SE(a)	3,212,954
294,576	Clicks Group Ltd.	2,252,571
187,291	Discovery Ltd.	2,016,603
578,747	EOH Holdings Ltd.	7,905,307
320,755	Famous Brands Ltd.	3,273,648
396,563	FirstRand Ltd.	1,720,525
169,680	Hyprop Investments Ltd.	1,743,197
28,673	Naspers Ltd., Class N	4,022,447
158,516	Pioneer Foods Ltd.	2,487,609
278,143	PSG Group Ltd.	4,396,454
327,284	RMB Holdings Ltd.	1,772,994
270,231	Steinhoff International Holdings Ltd.	1,639,977

		38,493,161

	South Korea - 27.5%
38,924	AMOREPACIFIC Group	6,469,870
23,863	CJ CGV Co. Ltd.	2,385,994
13,225	CJ Corp.	3,452,752
75,110	Dongsuh Cos., Inc.	2,670,235
17,759	Dongwon F&B Co. Ltd.	6,988,864
43,012	Green Cross Holdings Corp.	1,508,903
9,128	GS Home Shopping, Inc.	1,582,764
15,549	Hanil Cement Co. Ltd.	1,674,293
5,860	Hanmi Pharm Co. Ltd.(a)	2,003,162
38,262	Hanssem Co. Ltd.	9,711,416
27,486	Hotel Shilla Co. Ltd.	2,959,651
58,274	IS Dongseo Co. Ltd.	4,098,577
18,157	KEPCO Plant Service & Engineering Co. Ltd.	1,823,226
21,316	Korea Kolmar Co. Ltd.	1,867,188
716	Lotte Chilsung Beverage Co. Ltd.	1,375,523
17,884	Medy-Tox, Inc.	8,135,413
265,753	Meritz Financial Group, Inc.	3,622,408
828,440	Meritz Securities Co. Ltd.	4,141,669
116,816	Muhak Co. Ltd.(a)	5,350,884
3,819	Ottogi Corp.	2,682,748
14,996	SK C&C Co. Ltd.	3,921,528
116,812	Wonik IPS Co. Ltd.(a)	1,222,875
1,357	Young Poong Corp.	1,579,485
66,161	Youngone Corp.	3,296,318

		84,525,746

	Taiwan - 8.3%
692,640	Chailease Holding Co. Ltd.	1,443,571
1,479,000	Cheng Shin Rubber Industry Co. Ltd.	2,857,609

Schedule of Investments

1,668,000	China Life Insurance Co. Ltd.	$1,682,714
1,102,000	CTCI Corp.	1,670,199
802,000	Fubon Financial Holding Co. Ltd.	1,463,193
217,000	Hotai Motor Co. Ltd.	2,783,682
28,000	Largan Precision Co. Ltd.	2,842,437
566,000	Pegatron Corp.	1,591,967
2,534,000	Standard Foods Corp.	7,657,020
357,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,577,420

		25,569,812

	Thailand - 8.6%
242,164	Advanced Info Service PCL NVDR	1,717,719
2,196,951	Bangchak Petroleum PCL NVDR	2,134,929
516,878	Bumrungrad Hospital PCL NVDR	2,991,718
5,562,448	CP ALL PCL NVDR	7,575,472
743,707	Delta Electronics Thailand PCL NVDR	1,698,636
1,550,463	Intouch Holdings PCL NVDR	3,596,265
105,137	Siam Cement PCL (The) NVDR	1,569,075
2,972,466	Thai Beverage PCL NVDR	1,640,146
1,667,881	Thanachart Capital PCL NVDR	1,478,828
1,643,270	Tisco Financial Group PCL NVDR	1,981,528

		26,384,316

	Turkey - 1.2%
144,653	Ford Otomotiv Sanayi AS	1,727,856
448,504	Vestel Beyaz Esya Sanayi ve Ticaret AS	1,972,463

		3,700,319

	Total Common Stocks and Other Equity Interests (Cost $296,145,480)	306,772,354

	Rights - 0.1%
	South Korea - 0.1%
235,080	Meritz Securities Co. Ltd., expiring 08/21/15(a) (Cost $0)	317,418

	Total Investments (Cost $296,145,480)(b)-100.0%	307,089,772
	Other assets less liabilities-(0.0)%	(10,943)

	Net Assets-100.0%	$307,078,829

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $298,002,286. The net unrealized appreciation was $9,087,486, which consisted of aggregate gross unrealized appreciation of $26,647,137 and aggregate gross unrealized depreciation of $17,559,651.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 0.4%
6,234	CIMIC Group Ltd.	$108,955

	Brazil - 4.6%
149,809	Cia Siderurgica Nacional SA ADR(a)	187,261
186,499	Gerdau SA (Preference Shares) ADR	322,643
45,600	Iochpe-Maxion SA	163,084
91,958	Vale SA ADR(a)	483,699
35,960	WEG SA	198,182

		1,354,869

	Chile - 0.5%
55,037	CAP SA	148,309

	China - 30.8%
818,950	Angang Steel Co. Ltd., H-Shares	416,220
293,174	Anhui Conch Cement Co. Ltd., H-Shares	911,406
882,419	BBMG Corp. H-Shares	677,269
743,637	China Communications Construction Co. Ltd., H-Shares	955,410
172,797	China Machinery Engineering Corp., H-Shares	131,287
988,673	China Molybdenum Co. Ltd., H-Shares	641,490
179,312	China National Building Material Co. Ltd., H-Shares	135,774
359,130	China Railway Construction Corp. Ltd., H-Shares	466,036
797,412	China Railway Group Ltd., H-Shares	680,942
404,010	Chongqing Iron & Steel Co. Ltd., H-Shares(b)	76,609
575,479	CSG Holding Co. Ltd., Class B	518,891
82,540	CSSC Offshore and Marine Engineering Group Company Ltd., H-Shares(a)	233,705
256,421	Dongfang Electric Corp. Ltd., H-Shares	332,752
304,185	First Tractor Co. Ltd., H-Shares	206,392
508,885	Harbin Electric Co. Ltd., H-Shares	324,934
165,600	Huaxin Cement Co. Ltd., Class B	128,671
289,862	Jiangxi Copper Co. Ltd., H-Shares	392,600
1,453,399	Lonking Holdings Ltd.	230,600
2,058,056	Metallurgical Corp. of China Ltd., H-Shares	687,585
620,526	Shanghai Electric Group Co. Ltd., H-Shares	383,411
320,763	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	613,200

		9,145,184

	France - 1.4%
13,587	Alstom SA(a)	401,710

	India - 2.7%
13,852	Larsen & Toubro Ltd. GDR(c)	381,623
18,910	Mahindra & Mahindra Ltd. GDR(c)	404,674

		786,297

	Indonesia - 5.6%
82,000	PT Indocement Tunggal Prakarsa Tbk	$121,386
1,607,999	PT Pembangunan Perumahan Persero Tbk	464,183
179,835	PT Semen Indonesia (Persero) Tbk	134,270
350,228	PT Tower Bersama Infrastructure Tbk(b)	216,829
94,557	PT United Tractors Tbk	141,198
430,005	PT Vale Indonesia Tbk	62,303
3,215,000	PT Waskita Karya Persero Tbk	420,665
448,968	PT Wijaya Karya Persero Tbk	88,118

		1,648,952

	Israel - 1.2%
4,764	Caesarstone Sdot-Yam Ltd.	341,769

	Italy - 1.5%
41,000	Italcementi SpA	455,707

	Malaysia - 4.6%
686,274	Dialog Group Bhd	288,901
378,484	Gamuda Bhd	477,001
246,107	IJM Corp. Bhd	437,581
70,824	Lafarge Malaysia Bhd	175,000

		1,378,483

	Mexico - 5.6%
79,383	Cemex SAB de CV ADR(b)	674,756
430,815	Empresas ICA SAB de CV(b)	274,822
26,789	Grupo Carso SAB de CV, Series A1	122,316
49,904	Promotora y Operadora de Infraestructura SAB de CV(b)	577,847

		1,649,741

	Netherlands - 0.4%
3,911	OCI NV(b)	132,074

	Philippines - 0.8%
2,315,867	Metro Pacific Investments Corp.	245,588

	Russia - 2.9%
23,306	Magnitogorsk Iron & Steel Works OJSC GDR(c)	94,739
103,243	Mechel ADR(a)(b)	100,548
30,482	MMC Norilsk Nickel PJSC ADR	471,252
5,192	Novolipetsk Steel OJSC GDR(c)	68,275
10,885	Severstal PAO GDR(c)	122,783

		857,597

	Singapore - 0.3%
50,389	SembCorp Marine Ltd.	96,116

	South Africa - 5.1%
20,847	African Rainbow Minerals Ltd.	115,182
7,193	Assore Ltd.	48,174
285,302	Murray & Roberts Holdings Ltd.	293,510
374,650	PPC Ltd.	668,413
30,796	Reunert Ltd.	154,505
32,377	Wilson Bayly Holmes-Ovcon Ltd.	245,015

		1,524,799

	Spain - 1.4%
12,074	ACS Actividades de Construccion y Servicios SA	407,536

	Sweden - 2.9%
31,568	Atlas Copco AB, Class A	868,033

Schedule of Investments

	Switzerland - 2.8%
41,311	ABB Ltd.	$843,524

	Taiwan - 8.1%
497,234	Asia Cement Corp.	545,719
771,845	China Steel Corp.	552,514
50,000	King Slide Works Co. Ltd.	578,053
669,573	Taiwan Cement Corp.	725,318

		2,401,604

	Thailand - 6.2%
319,807	CH Karnchang PCL NVDR	235,920
330,600	Gunkul Engineering PCL NVDR	200,733
1,269,800	Italian-Thai Development PCL NVDR(b)	264,804
18,607	Siam Cement PCL (The) NVDR	277,693
13,500	Siam City Cement PCL NVDR	140,190
561,600	Sino-Thai Engineering & Construction PCL NVDR	368,079
7,222,827	Superblock PCL NVDR(b)	288,954
1,006,700	TPI Polene PCL NVDR	66,266

		1,842,639

	Turkey - 3.0%
30,216	Akcansa Cimento AS	171,713
170,512	Aksa Enerji Uretim AS(b)	182,689
36,549	Cimsa Cimento Sanayi ve Ticaret AS	209,025
659	Konya Cimento Sanayii AS	77,763
164,754	Tekfen Holding AS	251,660

		892,850

	United Arab Emirates - 1.2%
26,726	Orascom Construction Ltd.(b)	342,093

	United Kingdom - 0.3%
53,211	Evraz PLC(b)	83,700

	United States - 5.7%
10,776	Caterpillar, Inc.	847,317
6,638	Pall Corp.	839,375

		1,686,692

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $36,425,300)-100.0%	29,644,821

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 1.7%
506,605	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(d)(e) (Cost $506,605)	506,605

	Total Investments (Cost $36,931,905)(f)-101.7%	30,151,426
	Other assets less liabilities-(1.7)%	(498,336)

	Net Assets-100.0%	$29,653,090

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2015.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $1,072,094, which represented 3.62% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$502,867	$(502,867)	$—

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $37,447,737. The net unrealized depreciation was $7,296,311, which consisted of aggregate gross unrealized appreciation of $4,295,239 and aggregate gross unrealized depreciation of $11,591,550.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.7%
	Austria - 4.5%
26,299	ANDRITZ AG	$1,478,393
80,423	BUWOG AG	1,632,273
34,353	Oesterreichische Post AG	1,542,867
40,854	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,416,868

		6,070,401

	Belgium - 7.6%
12,091	Ackermans & van Haaren NV	1,859,537
12,080	Anheuser-Busch InBev NV	1,446,103
17,340	Cofinimmo SA REIT	1,875,578
35,006	Colruyt SA	1,709,110
22,078	Groupe Bruxelles Lambert SA	1,833,613
31,563	Umicore SA	1,390,014

		10,113,955

	Finland - 2.4%
76,284	Fortum Oyj	1,348,518
37,589	Sampo Oyj, Class A	1,868,860

		3,217,378

	France - 22.9%
13,483	Aeroports de Paris	1,626,719
11,954	Air Liquide SA	1,565,735
49,775	Alstom SA(a)	1,471,637
14,536	bioMerieux	1,695,947
7,354	Christian Dior SE	1,533,607
24,463	Danone SA	1,667,354
18,855	Dassault Systemes	1,432,613
53,905	Eutelsat Communications SA	1,652,705
17,132	Fonciere des Regions REIT	1,488,521
12,169	Gecina SA REIT	1,568,350
102,915	Groupe Eurotunnel SE	1,487,839
8,526	L’Oreal SA	1,604,689
65,939	Mercialys SA REIT	1,512,423
22,335	Orpea	1,696,779
13,482	Pernod Ricard SA	1,624,364
20,582	Rubis SCA	1,489,017
49,876	SCOR SE	1,924,285
19,754	Sodexo SA	1,852,088
64,661	Vivendi SA	1,709,934

		30,604,606

	Germany - 31.8%
9,931	Allianz SE	1,635,965
119,927	alstria office REIT-AG REIT	1,666,205
17,890	Beiersdorf AG	1,538,172
24,918	Brenntag AG	1,393,877
99,220	Celesio AG(a)	2,908,853
53,258	Deutsche Annington Immobilien Se	1,671,116
18,532	Deutsche Boerse AG	1,691,856

37,637	Deutsche EuroShop AG	$1,689,112
38,166	Evonik Industries AG	1,536,381
22,543	Fielmann AG	1,499,380
24,363	Fraport AG Frankfurt Airport Services Worldwide	1,609,395
16,929	Fresenius Medical Care AG & Co. KGaA	1,390,269
18,860	Hannover Rueck SE	2,012,483
16,818	Henkel AG & Co. KGaA	1,708,186
13,150	Henkel AG & Co. KGaA (Preference Shares)	1,569,108
21,222	LEG Immobilien AG	1,552,435
8,633	Linde AG	1,641,520
42,244	MAN SE	4,431,163
15,509	MTU Aero Engines AG	1,433,867
9,453	Muenchener Rueckversicherungs-Gesellschaft AG	1,747,306
62,296	RHOEN KLINIKUM AG	1,742,030
23,412	Symrise AG	1,565,715
120,706	TAG Immobilien AG	1,372,296
50,858	Talanx AG	1,635,424

		42,642,114

	Ireland - 2.4%
74,790	Glanbia PLC	1,571,656
21,206	Kerry Group PLC, Class A	1,620,147

		3,191,803

	Italy - 2.3%
35,107	DiaSorin SpA	1,621,338
322,630	Terna-Rete Elettrica Nationale SpA	1,513,520

		3,134,858

	Luxembourg - 1.1%
46,870	SES SA FDR, Class A	1,458,506

	Netherlands - 8.4%
47,205	Aalberts Industries NV	1,490,574
35,975	Eurocommercial Properties NV CVA	1,561,858
24,359	Heineken Holding NV, Class A	1,701,981
19,068	Heineken NV	1,511,367
77,679	Koninklijke Ahold NV	1,555,554
28,331	Wereldhave NV REIT	1,685,587
53,752	Wolters Kluwer NV	1,792,327

		11,299,248

	Spain - 12.3%
88,153	Abertis Infraestructuras SA	1,451,685
41,485	Amadeus IT Holding SA, Class A	1,820,096
93,952	Ebro Foods SA	1,887,137
52,140	Enagas SA	1,473,584
69,843	Ferrovial SA	1,708,457
62,392	Gas Natural SDG SA	1,363,856
101,205	Hispania Activos Inmobiliarios SA(a)	1,554,248
261,862	Iberdrola SA	1,858,581
108,831	Telefonica SA	1,676,173
27,489	Viscofan SA	1,652,802

		16,446,619

	United Kingdom - 2.7%
109,601	RELX NV	1,836,976
37,959	Unilever NV CVA	1,711,531

		3,548,507

	United States - 1.3%
63,799	QIAGEN NV(a)	1,799,215

Schedule of Investments

Total Investments (Cost $132,321,914)(b)-99.7%	$133,527,210
Other assets less liabilities-0.3%	362,764

Net Assets-100.0%	$133,889,974

Investment Abbreviations:

CVA - Dutch Certificates

FDR - Fiduciary Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period. At July 31, 2015, the cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $1,205,296, which consisted of aggregate gross unrealized appreciation of $1,807,953 and aggregate gross unrealized depreciation of $602,657.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 48.1%
16,635	AGL Energy Ltd.	$203,761
18,818	Amcor Ltd.	199,132
78,529	AMP Ltd.	381,184
14,276	APA Group	95,086
372,342	Arrium Ltd.	32,811
20,363	Asciano Ltd.	121,573
2,535	ASX Ltd.	82,747
35,955	Aurizon Holdings Ltd.	139,939
63,865	Australia & New Zealand Banking Group Ltd.	1,532,668
7,131	Bank of Queensland Ltd.	72,004
12,345	Bendigo & Adelaide Bank Ltd.	119,121
656,750	BGP Holdings PLC(a)	0
87,696	BHP Billiton Ltd.	1,703,369
24,813	BlueScope Steel Ltd.	66,144
20,181	Boral Ltd.	98,404
22,974	Brambles Ltd.	183,556
3,768	Caltex Australia Ltd.	95,601
4,197	CIMIC Group Ltd.	73,353
15,853	Coca-Cola Amatil Ltd.	108,035
31,447	Commonwealth Bank of Australia	2,022,033
6,923	Computershare Ltd.	62,837
5,603	Crown Resorts Ltd.	56,081
3,115	CSL Ltd.	226,371
18,266	Dexus Property Group REIT	104,358
19,954	Downer EDI Ltd.	66,672
38,539	DUET Group	62,262
59,133	Fortescue Metals Group Ltd.	80,552
23,178	Goodman Group REIT	111,316
31,872	GPT Group (The) REIT	107,898
11,224	Iluka Resources Ltd.	64,950
39,672	Incitec Pivot Ltd.	105,462
49,002	Insurance Australia Group Ltd.	211,949
11,417	Lend Lease Group	130,708
6,187	Macquarie Group Ltd.	373,242
44,606	Medibank Private Ltd.(a)	68,461
83,468	Metcash Ltd.	70,489
81,999	Mirvac Group REIT	113,808
63,409	National Australia Bank Ltd.	1,619,045
20,708	Newcrest Mining Ltd.(a)	171,382
12,994	Orica Ltd.	183,305
36,522	Origin Energy Ltd.	304,138
22,778	OZ Minerals Ltd.	62,225
46,303	Qantas Airways Ltd.(a)	127,510
42,998	QBE Insurance Group Ltd.	461,004
36,510	Santos Ltd.	198,402
83,602	Scentre Group REIT	243,117
7,550	Sims Metal Management Ltd.	52,449
8,047	Sonic Healthcare Ltd.	122,146
147,086	South32 Ltd.(a)	192,803

63,748	Stockland Corp. Ltd. REIT	$198,957
41,990	Suncorp Group Ltd.	440,021
22,537	Tabcorp Holdings Ltd.	80,268
42,402	Tatts Group Ltd.	123,929
99,298	Telstra Corp. Ltd.	473,248
16,916	Transurban Group	123,850
22,981	Wesfarmers Ltd.	716,391
29,922	Westfield Corp. REIT	220,391
62,115	Westpac Banking Corp.	1,590,110
17,064	Woodside Petroleum Ltd.	446,728
34,758	Woolworths Ltd.	730,002
13,297	WorleyParsons Ltd.	89,835

		18,319,193

	China - 0.3%
13,000	China Mengniu Dairy Co. Ltd.	58,776
64,000	Want Want China Holdings Ltd.	66,293

		125,069

	Hong Kong - 13.1%
101,010	AIA Group Ltd.	657,999
17,752	Bank of East Asia Ltd. (The)	71,903
69,714	BOC Hong Kong (Holdings) Ltd.	281,021
31,204	Cathay Pacific Airways Ltd.	73,821
20,986	Cheung Kong Property Holdings Ltd.(a)	174,877
20,986	CK Hutchison Holdings Ltd.	311,584
26,089	CLP Holdings Ltd.	221,607
11,000	Galaxy Entertainment Group Ltd.	50,656
44,277	Hang Lung Properties Ltd.	126,509
12,543	Hang Seng Bank Ltd.	257,096
23,343	Henderson Land Development Co. Ltd.	154,169
60,887	Hong Kong & China Gas Co. Ltd.	124,251
4,912	Hong Kong Exchanges & Clearing Ltd.	133,187
13,994	Hongkong Land Holdings Ltd.	107,754
2,203	Jardine Matheson Holdings Ltd.	119,535
17,396	Kerry Properties Ltd.	64,963
178,039	Li & Fung Ltd.	137,796
31,029	Link (The) REIT	182,516
22,771	MTR Corp. Ltd.	101,484
143,096	New World Development Co. Ltd.	172,956
237,499	Noble Group Ltd.	78,975
13,556	Power Assets Holdings Ltd.	127,738
25,200	Sands China Ltd.	111,497
51,938	Sino Land Co. Ltd.	80,664
49,000	SJM Holdings Ltd.	56,886
30,005	Sun Hung Kai Properties Ltd.	460,972
12,636	Swire Pacific Ltd., Class A	161,937
23,694	Swire Properties Ltd.	76,257
35,628	Wharf Holdings Ltd. (The)	226,113
14,000	Wheelock & Co. Ltd.	72,508

		4,979,231

	Indonesia - 0.2%
273,718	Golden Agri-Resources Ltd.	63,013

	New Zealand - 0.6%
19,208	Fletcher Building Ltd.	101,058
69,136	Spark New Zealand Ltd.	135,944

		237,002

	Singapore - 7.9%
35,800	Ascendas REIT	63,317
51,400	CapitaLand Ltd.	120,959
44,971	CapitaLand Mall Trust REIT	65,733
10,000	City Developments Ltd.	68,187
36,335	ComfortDelGro Corp. Ltd.	79,930

Schedule of Investments

33,993	DBS Group Holdings Ltd.	$501,337
40,800	Global Logistic Properties Ltd.(a)	68,581
155,600	Hutchison Port Holdings Trust	93,360
2,382	Jardine Cycle & Carriage Ltd.	51,442
39,694	Keppel Corp. Ltd.	217,573
41,369	Oversea-Chinese Banking Corp. Ltd.	311,107
30,347	Sembcorp Industries Ltd.	79,178
26,900	Sembcorp Marine Ltd.	51,311
17,353	Singapore Airlines Ltd.	136,206
31,903	Singapore Press Holdings Ltd.	97,460
26,851	Singapore Technologies Engineering Ltd.	64,365
146,734	Singapore Telecommunications Ltd.	438,604
23,612	United Overseas Bank Ltd.	383,093
52,318	Wilmar International Ltd.	122,354

		3,014,097

	South Korea - 28.7%
5,692	BNK Financial Group, Inc.	66,885
548	CJ Corp.	143,071
1,670	Daelim Industrial Co. Ltd.	106,181
5,156	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	30,580
3,274	Doosan Heavy Industries & Construction Co. Ltd.	56,238
7,286	Doosan Infracore Co. Ltd.(a)	47,384
512	E-Mart Co. Ltd.	104,575
2,316	GS Holdings Corp.	89,857
9,140	Hana Financial Group, Inc.	227,690
1,653	Hankook Tire Co. Ltd.	57,353
2,627	Hanwha Corp.	106,638
1,412	Hyosung Corp.	171,952
2,481	Hyundai Engineering & Construction Co. Ltd.	72,936
3,328	Hyundai Heavy Industries Co. Ltd.(a)	275,876
1,459	Hyundai Mobis Co. Ltd.	266,202
6,517	Hyundai Motor Co.	829,836
2,495	Hyundai Steel Co.	124,521
11,322	Industrial Bank of Korea	134,008
9,606	KB Financial Group, Inc.	302,099
9,225	Kia Motors Corp.	346,090
9,601	Korea Electric Power Corp.	417,631
2,522	Korea Gas Corp.	91,276
166	Korea Zinc Co. Ltd.	69,796
1,865	Korean Air Lines Co. Ltd.(a)	55,943
8,791	KT Corp.(a)	229,889
2,342	KT&G Corp.	220,160
1,297	LG Chem Ltd.	277,101
2,432	LG Corp.	120,545
8,524	LG Display Co. Ltd.	160,988
6,405	LG Electronics, Inc.	222,230
1,790	LG International Corp.	44,056
7,395	LG Uplus Corp.	72,993
527	Lotte Chemical Corp.	117,321
464	Lotte Shopping Co. Ltd.	99,926
831	OCI Co. Ltd.	68,886
2,489	POSCO	417,971
4,064	Samsung C&T Corp.	196,575
1,556	Samsung Electro-Mechanics Co. Ltd.	72,205
2,280	Samsung Electronics Co. Ltd.	2,308,935
884	Samsung Fire & Marine Insurance Co. Ltd.	211,528
9,545	Samsung Heavy Industries Co. Ltd.	112,568
1,794	Samsung Life Insurance Co. Ltd.	164,046
923	Samsung SDI Co. Ltd.	67,678

9,323	Shinhan Financial Group Co. Ltd.	$334,629
406	SK C&C Co. Ltd.	106,171
6,149	SK Hynix, Inc.	194,956
4,637	SK Innovation Co. Ltd.(a)	394,293
10,516	SK Networks Co. Ltd.	65,335
885	SK Telecom Co. Ltd.	188,700
2,039	S-Oil Corp.	109,255
18,383	Woori Bank	149,873

		10,923,431

	United Kingdom - 1.1%
10,339	Rio Tinto Ltd.	401,337

	Total Common Stocks and Other Equity Interests (Cost $40,973,239)	38,062,373

	Money Market Fund - 0.1%
43,333	Invesco Premier Portfolio - Institutional Class, 0.07%(b) (Cost $43,333)	43,333

	Total Investments (Cost $41,016,572)(c)-100.1%	38,105,706
	Other assets less liabilities-(0.1)%	(41,637)

	Net Assets-100.0%	$38,064,069

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $42,178,334. The net unrealized depreciation was $4,072,628, which consisted of aggregate gross unrealized appreciation of $3,454,449 and aggregate gross unrealized depreciation of $7,527,077.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 5.5%
42,370	AGL Energy Ltd.	$518,989
47,957	Amcor Ltd.	507,480
200,053	AMP Ltd.	971,068
35,585	APA Group	237,016
944,832	Arrium Ltd.	83,261
51,008	Asciano Ltd.	304,531
6,441	ASX Ltd.	210,246
90,266	Aurizon Holdings Ltd.	351,320
163,048	Australia & New Zealand Banking Group Ltd.	3,912,918
18,092	Bank of Queensland Ltd.	182,681
30,911	Bendigo & Adelaide Bank Ltd.	298,271
231,466	BGP Holdings PLC(a)	0
223,897	BHP Billiton Ltd.	4,348,878
147,612	BHP Billiton PLC	2,723,872
62,962	BlueScope Steel Ltd.	167,837
50,342	Boral Ltd.	245,472
57,870	Brambles Ltd.	462,366
9,404	Caltex Australia Ltd.	238,596
10,646	CIMIC Group Ltd.	186,066
39,615	Coca-Cola Amatil Ltd.	269,967
80,282	Commonwealth Bank of Australia	5,162,109
17,570	Computershare Ltd.	159,475
14,212	Crown Resorts Ltd.	142,251
7,886	CSL Ltd.	573,086
45,622	Dexus Property Group REIT	260,650
50,634	Downer EDI Ltd.	169,183
124,932	DUET Group	201,837
146,664	Fortescue Metals Group Ltd.(b)	199,789
57,985	Goodman Group REIT	278,482
79,651	GPT Group (The) REIT	269,647
28,487	Iluka Resources Ltd.	164,845
99,138	Incitec Pivot Ltd.	263,543
124,816	Insurance Australia Group Ltd.	539,870
28,630	Lend Lease Group	327,771
15,769	Macquarie Group Ltd.	951,295
113,162	Medibank Private Ltd.(a)	173,680
211,792	Metcash Ltd.	178,859
205,159	Mirvac Group REIT	284,745
161,897	National Australia Bank Ltd.	4,133,774
52,138	Newcrest Mining Ltd.(a)	431,501
32,732	Orica Ltd.	461,746
94,099	Origin Energy Ltd.	783,612
57,792	OZ Minerals Ltd.	157,875
116,103	Qantas Airways Ltd.(a)	319,726
109,776	QBE Insurance Group Ltd.	1,176,965
92,031	Santos Ltd.	500,114
212,974	Scentre Group REIT	619,334
19,165	Sims Metal Management Ltd.	133,138
20,165	Sonic Healthcare Ltd.	306,085
399,202	South32 Ltd.(a)	523,280

162,388	Stockland Corp. Ltd. REIT	$506,811
107,999	Suncorp Group Ltd.	1,131,741
57,191	Tabcorp Holdings Ltd.	203,691
106,233	Tatts Group Ltd.	310,489
253,522	Telstra Corp. Ltd.	1,208,269
42,378	Transurban Group	310,269
58,668	Wesfarmers Ltd.	1,828,868
76,219	Westfield Corp. REIT	561,394
158,579	Westpac Banking Corp.	4,059,535
43,571	Woodside Petroleum Ltd.	1,140,671
88,749	Woolworths Ltd.	1,863,944
33,112	WorleyParsons Ltd.	223,705

		49,418,489

	Austria - 0.3%
2,933	ANDRITZ AG	164,878
29,122	Erste Group Bank AG(a)	878,068
6,221	Immoeast AG(a)	0
83,455	IMMOFINANZ AG(a)	205,895
24,532	OMV AG	656,599
28,412	Raiffeisen Bank International AG(a)	417,500
11,761	voestalpine AG	507,811

		2,830,751

	Belgium - 0.8%
19,308	Ageas	799,860
19,336	Anheuser-Busch InBev NV	2,314,723
4,084	Colruyt SA	199,395
10,628	Delhaize Group SA	963,929
13,555	KBC Groep NV	950,393
11,535	Proximus	437,007
3,896	Solvay SA	524,072
3,890	UCB SA	302,828
9,737	Umicore SA	428,811

		6,921,018

	Canada - 6.0%
6,055	Agnico Eagle Mines Ltd.	134,695
6,082	Agrium, Inc.	625,521
12,153	Alimentation Couche-Tard, Inc., Class B	545,271
5,314	AltaGas Ltd.	146,233
17,933	ARC Resources Ltd.(b)	269,763
5,551	ATCO Ltd., Class I	167,475
41,813	Bank of Montreal(b)	2,345,603
69,189	Bank of Nova Scotia	3,413,845
77,007	Barrick Gold Corp.	547,534
15,123	Baytex Energy Corp.(b)	130,893
17,039	BCE, Inc.	705,030
69,948	BlackBerry Ltd.(a)(b)	545,196
9,163	Bombardier, Inc., Class A	12,326
264,499	Bombardier, Inc., Class B	331,399
32,697	Bonavista Energy Corp.(b)	123,153
35,778	Brookfield Asset Management, Inc., Class A	1,255,716
19,875	Cameco Corp.	274,380
27,939	Canadian Imperial Bank of Commerce	2,007,132
15,917	Canadian National Railway Co.	998,246
58,599	Canadian Natural Resources Ltd.	1,437,780
81,022	Canadian Oil Sands Ltd.	464,602
2,635	Canadian Pacific Railway Ltd.	426,437
4,320	Canadian Tire Corp. Ltd., Class A	432,980
8,484	Canadian Utilities Ltd., Class A	239,596
8,631	Capital Power Corp.	145,227
16,576	Celestica, Inc.(a)	223,230
69,333	Cenovus Energy, Inc.	1,015,786
6,951	CGI Group, Inc., Class A(a)	261,060
8,496	CI Financial Corp.	215,837
10,006	Cominar Real Estate Investment Trust REIT	135,213

Schedule of Investments

26,138	Crescent Point Energy Corp.(b)	$398,012
8,318	Dream Office Real Estate Investment Trust REIT	151,725
39,386	Eldorado Gold Corp.	136,237
3,946	Empire Co. Ltd., Class A	268,132
27,032	Enbridge, Inc.	1,184,592
83,029	Encana Corp.	634,389
32,023	Enerplus Corp.(b)	204,551
820	Fairfax Financial Holdings Ltd.	397,561
12,747	Finning International, Inc.	222,812
35,652	First Quantum Minerals Ltd.	286,378
13,531	Fortis, Inc.	389,512
4,760	George Weston Ltd.	401,890
7,980	Gibson Energy, Inc.	118,263
41,325	Goldcorp, Inc.	554,304
19,222	Great-West Lifeco, Inc.	547,279
15,048	H&R Real Estate Investment Trust REIT(b)	258,290
25,668	Husky Energy, Inc.	471,157
70,846	IAMGOLD Corp.(a)	108,370
6,725	IGM Financial, Inc.	199,638
12,313	Imperial Oil Ltd.	457,993
7,947	Industrial Alliance Insurance and Financial Services, Inc.	269,084
5,289	Intact Financial Corp.	366,707
10,269	Inter Pipeline Ltd.	215,965
5,582	Keyera Corp.	184,415
99,733	Kinross Gold Corp.(a)	183,988
10,934	Loblaw Cos. Ltd.	599,418
38,607	Lundin Mining Corp.(a)	140,071
18,701	Magna International, Inc.	1,021,479
118,647	Manulife Financial Corp.	2,113,110
2,961	Methanex Corp.	134,149
13,242	Metro, Inc.	362,260
19,893	National Bank of Canada	699,416
5,297	Onex Corp.	305,536
12,855	Pembina Pipeline Corp.(b)	376,179
102,034	Pengrowth Energy Corp.(b)	163,919
232,219	Penn West Petroleum Ltd.(b)	319,514
25,464	Potash Corp. of Saskatchewan, Inc.	696,421
28,832	Power Corp. of Canada	681,490
20,173	Power Financial Corp.	538,226
6,252	Quebecor, Inc., Class B	148,641
16,598	RioCan Real Estate Investment Trust REIT	341,797
24,303	Rogers Communications, Inc., Class B	856,709
77,704	Royal Bank of Canada	4,554,908
7,907	Saputo, Inc.	182,154
20,183	Shaw Communications, Inc., Class B	430,515
7,537	Silver Wheaton Corp.	99,184
6,208	Smart Real Estate Investment Trust REIT	144,588
9,769	SNC-Lavalin Group, Inc.	321,616
44,006	Sun Life Financial, Inc.	1,444,034
94,139	Suncor Energy, Inc.	2,665,806
67,614	Teck Resources Ltd., Class B	500,498
11,027	TELUS Corp.	378,458
92,786	Toronto-Dominion Bank (The)	3,763,648
36,180	TransAlta Corp.	230,549
37,442	TransCanada Corp.	1,462,913
4,560	Vermilion Energy, Inc.	154,226
95,308	Yamana Gold, Inc.	189,744

		54,209,579

	Chile - 0.0%
33,674	Antofagasta PLC	297,949

	China - 0.0%
32,628	China Mengniu Dairy Co. Ltd.	147,519

159,737	Want Want China Holdings Ltd.	$165,459

		312,978

	Colombia - 0.0%
110,688	Pacific Rubiales Energy Corp.(b)	310,551

	Denmark - 0.8%
360	A.P. Moeller - Maersk A/S, Class A	598,085
553	A.P. Moeller - Maersk A/S, Class B	947,385
7,041	Carlsberg A/S, Class B	617,197
42,670	Danske Bank A/S	1,340,713
6,988	DSV A/S	240,261
4,211	FLSmidth & Co. A/S	189,551
9,330	ISS A/S	323,270
3,452	Jyske Bank A/S(a)	181,352
27,410	Novo Nordisk A/S, Class B	1,616,949
82,761	TDC A/S	628,040
8,203	Vestas Wind Systems A/S	450,503

		7,133,306

	Finland - 0.8%
9,528	Elisa Oyj	322,863
35,032	Fortum Oyj	619,282
7,494	Kesko Oyj, Class B	293,020
9,208	Kone Oyj, Class B	388,219
8,696	Metso Oyj	240,290
11,593	Neste OYJ	324,184
260,048	Nokia Oyj	1,847,430
8,010	Nokian Renkaat Oyj	242,132
4,742	Orion Oyj, Class B	199,247
20,442	Sampo Oyj, Class A	1,016,341
53,969	Stora Enso Oyj, Class R	510,115
45,592	UPM-Kymmene Oyj	846,255
7,116	Wartsila Oyj Abp	328,794

		7,178,172

	France - 10.2%
6,559	Accor SA	323,747
69,083	Air France-KLM(a)(b)	497,266
13,411	Air Liquide SA	1,756,573
26,031	Airbus Group SE	1,857,919
188,499	Alcatel-Lucent(a)	715,801
23,675	Alstom SA(a)	699,970
4,855	Arkema SA	380,740
3,789	Atos SE	290,193
214,166	AXA SA	5,678,913
111,293	BNP Paribas SA	7,292,882
26,182	Bouygues SA	966,602
7,003	Bureau Veritas SA	164,610
7,563	Cap Gemini SA	727,388
71,665	Carrefour SA	2,474,743
9,265	Casino Guichard Perrachon SA	692,086
56,758	CGG SA(a)(b)	286,267
1,918	Christian Dior SE	399,981
45,592	Cie de Saint-Gobain SA	2,174,322
14,609	Cie Generale des Etablissements Michelin	1,439,756
12,685	CNP Assurances	214,640
102,911	Credit Agricole SA	1,631,044
25,358	Danone SA	1,728,356
6,863	Edenred	172,239
6,076	Eiffage SA	367,809
35,018	Electricite de France SA	839,178
241,918	Engie	4,673,446
4,127	Essilor International SA	531,663
2,762	Eurazeo SA	180,563
6,992	Eutelsat Communications SA	214,372
5,645	Faurecia	218,073
2,006	Fonciere des Regions REIT	174,292

Schedule of Investments

1,741	Gecina SA REIT	$224,381
12,157	Groupe Eurotunnel SE	175,753
2,314	ICADE REIT	172,623
3,525	Kering	683,891
4,530	Klepierre REIT	207,431
15,574	Lagardere SCA	468,287
9,720	Legrand SA	601,929
6,709	L’Oreal SA	1,262,709
8,183	LVMH Moet Hennessy Louis Vuitton SE	1,543,297
55,676	Natixis SA	411,588
3,583	Neopost SA	144,907
5,584	Nexans SA(a)	228,518
244,874	Orange SA	4,040,651
6,978	Pernod Ricard SA	840,737
57,524	Peugeot SA(a)	1,159,568
6,500	Publicis Groupe SA	495,094
15,677	Renault SA	1,451,131
32,923	Rexel SA	522,163
8,960	Safran SA	681,677
61,186	Sanofi	6,622,906
26,949	Schneider Electric SE	1,893,368
13,723	SCOR SE	529,452
85,593	Societe Generale SA	4,236,622
4,795	Sodexo SA	449,568
35,862	Suez Environnement Co.	691,605
28,103	Technicolor SA	223,588
8,457	Technip SA	484,192
2,066	Teleperformance	154,305
5,987	Thales SA	407,666
235,514	Total SA	11,728,863
3,575	Unibail-Rodamco SE REIT	957,046
3,509	Valeo SA	471,046
18,601	Vallourec SA	307,551
69,316	Veolia Environnement SA	1,556,566
36,790	Vinci SA	2,373,811
132,249	Vivendi SA	3,497,271
2,184	Wendel SA	292,575
4,785	Zodiac Aerospace	143,534

		92,103,304

	Germany - 8.6%
10,567	Adidas AG	869,434
40,677	Allianz SE	6,700,852
6,790	Aurubis AG	408,630
59,995	BASF SE	5,206,726
27,434	Bayer AG	4,070,695
22,492	Bayerische Motoren Werke AG	2,268,832
2,325	Beiersdorf AG	199,902
5,093	Bilfinger SE	211,041
7,741	Brenntag AG	433,020
169,281	Commerzbank AG(a)	2,204,150
3,813	Continental AG	857,514
62,204	Daimler AG	5,593,618
145,324	Deutsche Bank AG	5,141,172
7,776	Deutsche Boerse AG	709,900
41,310	Deutsche Lufthansa AG(a)	563,671
62,669	Deutsche Post AG	1,905,481
274,619	Deutsche Telekom AG	4,991,142
6,336	Deutsche Wohnen BR AG	157,542
419,798	E.ON SE	5,570,405
5,117	Evonik Industries AG	205,986
7,128	Freenet AG	246,302
8,252	Fresenius Medical Care AG & Co. KGaA	677,683
16,817	Fresenius SE & Co. KGaA	1,167,398
6,054	GEA Group AG	257,852
4,669	Hannover Rueck SE	498,212

9,707	HeidelbergCement AG	$744,836
3,411	Henkel AG & Co. KGaA	346,452
4,950	Henkel AG & Co. KGaA (Preference Shares)	590,653
4,213	HOCHTIEF AG	369,726
1,379	HUGO BOSS AG	167,290
33,217	Infineon Technologies AG	374,522
14,158	K+S AG	584,403
16,186	Kloeckner & Co. SE(b)	152,758
8,006	LANXESS AG	464,651
2,571	Leoni AG	163,816
7,635	Linde AG	1,451,755
1,910	MAN SE	200,348
3,016	Merck KGaA	308,631
32,662	METRO AG	1,037,490
2,270	MTU Aero Engines AG	209,870
15,979	Muenchener Rueckversicherungs-Gesellschaft AG	2,953,582
6,075	OSRAM Licht AG	347,948
7,235	Porsche Automobil Holding SE (Preference Shares)	547,481
10,438	ProSiebenSat.1 Media AG	536,835
2,841	RTL Group SA	260,025
119,735	RWE AG	2,506,881
7,829	Salzgitter AG	281,251
24,667	SAP SE	1,778,553
48,402	Siemens AG	5,210,795
12,416	Suedzucker AG	206,110
2,567	Symrise AG	171,672
5,759	Talanx AG	185,190
40,623	ThyssenKrupp AG	1,036,109
24,083	TUI AG	414,149
2,538	Volkswagen AG	516,096
12,928	Volkswagen AG (Preference Shares)	2,605,311

		77,842,349

	Greece - 0.1%
451,390	Alpha Bank AE(a)	146,101
22,067	Hellenic Telecommunications Organization SA	181,887
210,386	National Bank of Greece SA(a)	197,215
20,506	OPAP SA	160,982
245,937	Piraeus Bank SA(a)	98,885

		785,070

	Hong Kong - 1.4%
257,569	AIA Group Ltd.	1,677,855
44,325	Bank of East Asia Ltd. (The)	179,534
177,506	BOC Hong Kong (Holdings) Ltd.	715,538
79,631	Cathay Pacific Airways Ltd.	188,387
53,874	Cheung Kong Property Holdings Ltd.(a)	448,933
53,874	CK Hutchison Holdings Ltd.	799,878
66,740	CLP Holdings Ltd.	566,906
28,425	Galaxy Entertainment Group Ltd.	130,900
115,146	Hang Lung Properties Ltd.	328,997
31,810	Hang Seng Bank Ltd.	652,014
57,934	Henderson Land Development Co. Ltd.	382,625
155,727	Hong Kong & China Gas Co. Ltd.	317,790
12,370	Hong Kong Exchanges and Clearing Ltd.	335,407
35,232	Hongkong Land Holdings Ltd.	271,286
5,479	Jardine Matheson Holdings Ltd.	297,291
43,858	Kerry Properties Ltd.	163,782
450,642	Li & Fung Ltd.	348,781
78,583	Link Real Estate Investment Trust (The) REIT	462,235
59,417	MTR Corp. Ltd.	264,806
362,739	New World Development Co. Ltd.	438,433

Schedule of Investments

593,467	Noble Group Ltd.	$197,345
34,264	Power Assets Holdings Ltd.	322,870
63,932	Sands China Ltd.	282,867
132,536	Sino Land Co. Ltd.	205,840
121,065	SJM Holdings Ltd.	140,550
79,625	Sun Hung Kai Properties Ltd.	1,223,293
31,469	Swire Pacific Ltd., Class A	403,293
58,720	Swire Properties Ltd.	188,984
88,961	Wharf Holdings Ltd. (The)	564,591
35,782	Wheelock & Co. Ltd.	185,319

		12,686,330

	India - 0.0%
33,164	Vedanta Resources PLC	206,647

	Indonesia - 0.0%
694,616	Golden Agri-Resources Ltd.	159,909

	Ireland - 0.5%
1,745,287	Bank of Ireland(a)	738,531
46,496	CRH PLC	1,383,663
4,449	DCC PLC	351,299
26,549	Experian PLC	497,571
3,578	Kerry Group PLC, Class A	273,361
4,972	Shire PLC	440,700
14,627	Smurfit Kappa Group PLC	442,802

		4,127,927

	Israel - 0.4%
71,809	Bank Hapoalim BM	399,644
79,956	Bank Leumi Le-Israel(a)	348,978
253,723	Bezeq The Israeli Telecommunication Corp. Ltd.	468,913
47,256	Israel Chemicals Ltd.	327,397
33,669	Teva Pharmaceutical Industries Ltd.	2,366,628

		3,911,560

	Italy - 3.7%
197,168	A2A SpA	253,131
133,543	Assicurazioni Generali SpA	2,645,482
17,698	Atlantia SpA	475,545
244,971	Banca Monte dei Paschi di Siena SpA(a)	488,805
42,858	Banca Popolare dell’Emilia Romagna SC	379,997
297,617	Banca Popolare di Milano Scarl	324,219
37,466	Banco Popolare SC(a)	653,616
85,446	Enel Green Power SpA	178,520
1,057,744	Enel SpA	5,008,829
379,084	Eni SpA	6,684,544
40,449	Finmeccanica SpA(a)	586,334
948,518	Intesa Sanpaolo SpA	3,669,992
22,816	Italcementi SpA	253,595
3,830	Luxottica Group SpA	279,496
70,963	Mediaset SpA	361,754
32,470	Mediobanca SpA	355,696
20,379	Mediolanum SpA	164,027
18,563	Pirelli & C. SpA	309,691
14,710	Prysmian SpA	339,512
46,225	Saipem SpA(a)(b)	405,509
144,933	Snam SpA	717,379
21,376	Societa Cattolica di Assicurazioni SCRL	176,421
1,637,134	Telecom Italia SpA(a)	2,179,589
933,251	Telecom Italia SpA RSP	974,392
89,389	Terna-Rete Elettrica Nationale SpA	419,341
629,154	UniCredit SpA	4,195,055
88,166	Unione di Banche Italiane ScpA	719,862
74,999	Unipol Gruppo Finanziario SpA	404,701
67,222	UnipolSai SpA	175,872

		33,780,906

	Japan - 22.2%
130,284	Aeon Co. Ltd.	$1,994,298
9,451	Air Water, Inc.	164,160
20,695	Aisin Seiki Co. Ltd.	840,194
29,291	Ajinomoto Co., Inc.	674,264
14,019	Alfresa Holdings Corp.	235,244
8,593	Alps Electric Co. Ltd.	271,533
19,323	Amada Holdings Co. Ltd.	189,495
87,149	ANA Holdings, Inc.	277,847
43,156	Aozora Bank Ltd.	165,804
126,627	Asahi Glass Co. Ltd.	743,031
22,126	Asahi Group Holdings Ltd.	742,385
80,754	Asahi Kasei Corp.	614,120
74,111	Astellas Pharma, Inc.	1,116,794
12,410	Bandai Namco Holdings, Inc.	275,355
22,631	Bank of Kyoto Ltd. (The)	267,236
72,244	Bank of Yokohama Ltd. (The)	459,605
6,301	Benesse Holdings, Inc.	170,119
33,854	Bridgestone Corp.	1,278,252
15,007	Brother Industries Ltd.	207,611
75,556	Canon, Inc.	2,422,280
7,885	Central Japan Railway Co.	1,382,317
45,931	Chiba Bank Ltd. (The)	366,647
58,300	Chubu Electric Power Co., Inc.	990,528
6,325	Chugai Pharmaceutical Co. Ltd.	230,241
22,610	Chugoku Electric Power Co., Inc. (The)	338,525
159,081	Cosmo Oil Co. Ltd.(a)	258,084
13,209	Credit Saison Co. Ltd.	292,763
55,161	Dai Nippon Printing Co. Ltd.	613,073
14,631	Daicel Corp.	198,631
37,082	Daido Steel Co. Ltd.	140,672
26,001	Daihatsu Motor Co. Ltd.	369,779
114,113	Dai-ichi Life Insurance Co. Ltd. (The)	2,322,878
57,280	Daiichi Sankyo Co. Ltd.	1,173,848
9,452	Daikin Industries Ltd.	611,849
4,797	Daito Trust Construction Co. Ltd.	507,016
45,828	Daiwa House Industry Co. Ltd.	1,142,047
81,133	Daiwa Securities Group, Inc.	631,082
50,602	Denki Kagaku Kogyo Kabushiki Kaisha	210,748
24,097	Denso Corp.	1,196,146
13,261	Dentsu, Inc.	752,450
92,098	DIC Corp.	217,060
24,781	East Japan Railway Co.	2,450,198
45,651	Ebara Corp.	207,446
12,834	Eisai Co. Ltd.	838,543
11,587	Electric Power Development Co. Ltd.	400,745
3,507	FANUC Corp.	585,373
902	Fast Retailing Co. Ltd.	446,796
45,259	Fuji Electric Co. Ltd.	187,399
19,078	Fuji Heavy Industries Ltd.	706,022
34,712	FUJIFILM Holdings Corp.	1,378,310
43,939	Fujikura Ltd.	233,003
213,957	Fujitsu Ltd.	1,123,535
65,238	Fukuoka Financial Group, Inc.	335,944
163,011	Furukawa Electric Co. Ltd.	271,038
29,136	Gunma Bank Ltd. (The)	216,824
23,191	Hachijuni Bank Ltd. (The)	180,257
17,153	Hakuhodo DY Holdings, Inc.	192,027
57,166	Hankyu Hanshin Holdings, Inc.	361,743
16,353	Hino Motors Ltd.	212,109
27,364	Hiroshima Bank Ltd. (The)	160,568
9,964	Hitachi Construction Machinery Co. Ltd.	166,073
513,523	Hitachi Ltd.	3,334,097
31,732	Hokkaido Electric Power Co., Inc.(a)	383,156
73,593	Hokuhoku Financial Group, Inc.	174,040

Schedule of Investments

13,483	Hokuriku Electric Power Co.	$207,531
158,563	Honda Motor Co. Ltd.	5,093,034
14,989	Hoya Corp.	634,911
10,848	Ibiden Co. Ltd.	179,757
22,405	Idemitsu Kosan Co. Ltd.	412,493
92,676	IHI Corp.	368,774
13,260	Iida Group Holdings Co. Ltd.	232,889
91,447	Inpex Corp.	996,805
27,153	Isetan Mitsukoshi Holdings Ltd.	495,086
32,911	Isuzu Motors Ltd.	456,363
183,293	ITOCHU Corp.	2,250,201
23,191	Iwatani Corp.	142,072
12,638	Iyo Bank Ltd. (The)	160,965
25,140	J Front Retailing Co. Ltd.	473,398
9,193	Japan Airlines Co. Ltd.	347,256
49,364	Japan Display, Inc.(a)	153,397
41,829	Japan Tobacco, Inc.	1,625,117
50,998	JFE Holdings, Inc.	957,229
15,278	JGC Corp.	261,303
39,778	Joyo Bank Ltd. (The)	235,660
12,068	JSR Corp.	201,044
17,907	JTEKT Corp.	309,736
324,176	JX Holdings, Inc.	1,384,410
79,096	Kajima Corp.	393,261
31,507	Kaneka Corp.	227,602
110,686	Kansai Electric Power Co., Inc. (The)(a)	1,502,674
18,484	Kao Corp.	938,560
95,664	Kawasaki Heavy Industries Ltd.	420,043
123,284	Kawasaki Kisen Kaisha Ltd.	275,634
89,427	KDDI Corp.	2,274,020
26,327	Keikyu Corp.	216,957
27,570	Keio Corp.	229,870
528	Keyence Corp.	266,355
5,264	Kikkoman Corp.	184,396
93,481	Kintetsu Group Holdings Co. Ltd.	333,497
84,368	Kirin Holdings Co. Ltd.	1,299,960
328,712	Kobe Steel Ltd.	509,405
5,699	Koito Manufacturing Co. Ltd.	224,243
62,888	Komatsu Ltd.	1,164,922
38,638	Konica Minolta, Inc.	482,449
5,608	K’s Holdings Corp.	178,567
47,064	Kubota Corp.	806,654
24,769	Kuraray Co. Ltd.	292,282
6,622	Kurita Water Industries Ltd.	144,899
18,614	Kyocera Corp.	960,786
17,727	Kyowa Hakko Kirin Co. Ltd.	288,737
71,290	Kyushu Electric Power Co., Inc.(a)	1,011,565
3,351	Lawson, Inc.	249,645
22,800	LIXIL Group Corp.	458,043
5,577	Makita Corp.	308,345
266,364	Marubeni Corp.	1,483,443
15,940	Marui Group Co. Ltd.	223,478
30,488	Mazda Motor Corp.	599,326
14,213	Medipal Holdings Corp.	253,298
3,362	MEIJI Holdings Co. Ltd.	478,406
171,298	Mitsubishi Chemical Holdings Corp.	1,119,911
151,574	Mitsubishi Corp.	3,278,119
131,129	Mitsubishi Electric Corp.	1,411,361
35,052	Mitsubishi Estate Co. Ltd.	779,436
41,135	Mitsubishi Gas Chemical Co., Inc.	228,426
237,888	Mitsubishi Heavy Industries Ltd.	1,259,955
146,642	Mitsubishi Materials Corp.	531,436
44,538	Mitsubishi Motors Corp.	379,253
11,807	Mitsubishi Tanabe Pharma Corp.	196,887
1,084,007	Mitsubishi UFJ Financial Group, Inc.	7,874,461

206,051	Mitsui & Co. Ltd.	$2,680,102
145,732	Mitsui Chemicals, Inc.	546,958
128,093	Mitsui Engineering & Shipbuilding Co. Ltd.	223,319
32,946	Mitsui Fudosan Co. Ltd.	938,294
80,691	Mitsui Mining & Smelting Co. Ltd.	198,642
160,457	Mitsui OSK Lines Ltd.	481,779
2,127,460	Mizuho Financial Group, Inc.	4,600,238
49,246	MS&AD Insurance Group Holdings, Inc.	1,552,961
5,450	Murata Manufacturing Co. Ltd.	809,395
62,475	Nagoya Railroad Co. Ltd.	234,984
361,158	NEC Corp.	1,154,353
10,928	NGK Insulators Ltd.	280,488
7,195	NGK Spark Plug Co. Ltd.	190,771
16,884	NH Foods Ltd.	410,874
15,325	NHK Spring Co. Ltd.	162,657
32,026	Nichirei Corp.	209,379
5,541	Nidec Corp.	496,653
32,293	Nikon Corp.	384,195
6,101	Nintendo Co. Ltd.	1,073,997
62,081	Nippon Electric Glass Co. Ltd.	301,649
90,727	Nippon Express Co. Ltd.	480,382
18,523	Nippon Paper Industries Co. Ltd.	304,094
219,065	Nippon Sheet Glass Co. Ltd.(a)	226,323
700,310	Nippon Steel & Sumitomo Metal Corp.	1,656,732
98,410	Nippon Telegraph & Telephone Corp.	3,783,656
244,952	Nippon Yusen Kabushiki Kaisha	670,235
56,838	Nishi-Nippon City Bank Ltd. (The)	172,952
247,291	Nissan Motor Co. Ltd.	2,392,173
17,700	Nisshin Seifun Group, Inc.	254,010
11,715	Nisshin Steel Co. Ltd.	135,877
14,726	Nisshinbo Holdings, Inc.	163,312
3,483	Nissin Foods Holdings Co. Ltd.	157,149
2,805	Nitori Holdings Co. Ltd.	251,985
7,214	Nitto Denko Corp.	546,749
6,334	NOK Corp.	185,835
230,143	Nomura Holdings, Inc.	1,637,258
10,388	Nomura Real Estate Holdings, Inc.	207,433
22,512	NSK Ltd.	291,087
48,371	NTN Corp.	275,246
8,934	NTT Data Corp.	427,609
71,916	NTT DoCoMo, Inc.	1,517,611
65,871	Obayashi Corp.	507,743
24,480	Odakyu Electric Railway Co. Ltd.	245,205
86,415	Oji Holdings Corp.	378,037
8,661	Olympus Corp.	332,053
7,600	OMRON Corp.	298,430
2,526	Ono Pharmaceutical Co. Ltd.	304,804
3,463	Oriental Land Co. Ltd.	219,947
69,594	ORIX Corp.	1,040,863
176,186	Osaka Gas Co. Ltd.	705,199
22,015	Otsuka Holdings Co. Ltd.	791,257
187,801	Panasonic Corp.	2,208,532
9,832	Rakuten, Inc.	158,358
6,208	Recruit Holdings Co. Ltd.	195,918
136,260	Resona Holdings, Inc.	750,285
87,473	Ricoh Co. Ltd.	863,822
4,505	Rohm Co. Ltd.	261,075
3,697	Sankyo Co. Ltd.	140,545
11,857	Santen Pharmaceutical Co. Ltd.	174,656
41,313	Sapporo Holdings Ltd.	157,389
12,736	SBI Holdings, Inc.	177,119
9,724	Secom Co. Ltd.	655,984
13,407	Sega Sammy Holdings, Inc.	167,621
14,690	Seiko Epson Corp.	260,020
15,251	Seino Holdings Co. Ltd.	175,535

Schedule of Investments

30,743	Sekisui Chemical Co. Ltd.	$341,685
45,343	Sekisui House Ltd.	674,683
51,650	Seven & i Holdings Co. Ltd.	2,386,251
412,018	Sharp Corp.(a)(b)	545,389
15,619	Shikoku Electric Power Co., Inc.	263,101
1,961	Shimamura Co. Ltd.	202,597
1,482	Shimano, Inc.	205,862
49,413	Shimizu Corp.	433,927
16,712	Shin-Etsu Chemical Co. Ltd.	1,000,467
108,081	Shinsei Bank Ltd.	236,409
11,098	Shionogi & Co. Ltd.	442,953
24,831	Shiseido Co. Ltd.	601,359
32,657	Shizuoka Bank Ltd. (The)	369,548
258,323	Showa Denko K.K.	319,007
37,833	Showa Shell Sekiyu K.K.	355,748
1,413	SMC Corp.	358,796
36,428	SoftBank Group Corp.	2,023,173
316,231	Sojitz Corp.	729,990
34,966	Sompo Japan Nipponkoa Holdings, Inc.	1,233,878
95,268	Sony Corp.(a)	2,716,670
13,271	Sony Financial Holdings, Inc.	253,969
7,543	Stanley Electric Co. Ltd.	161,338
167,965	Sumitomo Chemical Co. Ltd.	959,839
151,284	Sumitomo Corp.	1,722,314
75,734	Sumitomo Electric Industries Ltd.	1,130,554
41,320	Sumitomo Heavy Industries Ltd.	208,776
38,563	Sumitomo Metal Mining Co. Ltd.	519,641
116,148	Sumitomo Mitsui Financial Group, Inc.	5,197,341
249,609	Sumitomo Mitsui Trust Holdings, Inc.	1,160,054
15,105	Sumitomo Realty & Development Co. Ltd.	530,220
14,076	Sumitomo Rubber Industries Ltd.	212,455
6,439	Suntory Beverage & Food Ltd.	272,330
7,111	Suzuken Co. Ltd.	251,966
27,689	Suzuki Motor Corp.	965,578
66,092	T&D Holdings, Inc.	1,007,957
97,915	Taiheiyo Cement Corp.	323,235
68,634	Taisei Corp.	403,843
2,389	Taisho Pharmaceutical Holdings Co. Ltd.	160,623
26,484	Takashimaya Co. Ltd.	253,735
45,891	Takeda Pharmaceutical Co. Ltd.	2,311,311
7,129	TDK Corp.	500,028
101,871	Teijin Ltd.	372,473
12,757	Terumo Corp.	329,492
62,195	Tobu Railway Co., Ltd.	299,693
45,259	Tohoku Electric Power Co., Inc.	664,483
50,183	Tokio Marine Holdings, Inc.	2,092,055
78,868	Tokuyama Corp.(a)(b)	143,865
552,314	Tokyo Electric Power Co., Inc.(a)	3,967,549
4,952	Tokyo Electron Ltd.	273,430
165,187	Tokyo Gas Co. Ltd.	892,766
83,221	Tokyu Corp.	612,596
36,004	Tokyu Fudosan Holdings Corp.	272,002
43,574	TonenGeneral Sekiyu K.K.	436,461
49,912	Toppan Printing Co. Ltd.	434,683
95,167	Toray Industries, Inc.	758,448
514,981	Toshiba Corp.	1,579,505
62,779	Tosoh Corp.	327,842
17,491	TOTO Ltd.	285,175
20,398	Toyo Seikan Group Holdings Ltd.	318,248
4,561	Toyo Suisan Kaisha Ltd.	172,655
112,820	Toyobo Co. Ltd.	168,463
7,588	Toyoda Gosei Co. Ltd.	167,935
9,623	Toyota Industries Corp.	533,597
132,329	Toyota Motor Corp.	8,814,813
21,985	Toyota Tsusho Corp.	558,076

185,255	Ube Industries Ltd.	$324,471
6,156	Unicharm Corp.	148,093
38,737	UNY Group Holdings Co. Ltd.	267,950
14,234	West Japan Railway Co.	1,023,534
136,335	Yamada Denki Co. Ltd.	521,593
21,125	Yamaguchi Financial Group, Inc.	282,531
9,722	Yamaha Corp.	229,210
14,696	Yamaha Motor Co. Ltd.	334,261
20,978	Yamato Holdings Co. Ltd.	465,463
15,925	Yamazaki Baking Co. Ltd.	254,245
8,218	Yokohama Rubber Co. Ltd. (The)	162,775

		201,200,079

	Luxembourg - 0.3%
206,840	ArcelorMittal SA	1,887,635
9,333	SES SA FDR, Class A	290,425
28,802	Tenaris SA	365,634

		2,543,694

	Netherlands - 4.3%
250,683	Aegon NV	1,939,878
13,795	Akzo Nobel NV	993,892
4,600	ASML Holding NV	460,661
26,323	Delta Lloyd NV	470,126
12,066	Fugro NV CVA(a)	254,291
2,118	Gemalto NV	182,970
5,398	Heineken Holding NV, Class A	377,162
8,213	Heineken NV	650,979
348,332	ING Groep NV CVA	5,961,400
78,550	Koninklijke Ahold NV	1,572,996
42,185	Koninklijke BAM Groep NV(a)	196,779
13,596	Koninklijke DSM NV	781,271
366,943	Koninklijke KPN NV(b)	1,459,502
60,964	Koninklijke Philips NV	1,705,120
8,817	NN Group NV	273,686
50,052	PostNL NV(a)	216,333
6,549	Randstad Holding NV	451,071
4,685	Royal Boskalis Westminster NV	230,368
421,097	Royal Dutch Shell PLC, Class A	12,091,047
263,786	Royal Dutch Shell PLC, Class B	7,658,529
14,709	SBM Offshore NV(a)	180,470
41,281	TNT Express NV	347,999
12,666	Wolters Kluwer NV	422,340

		38,878,870

	New Zealand - 0.1%
47,972	Fletcher Building Ltd.	252,393
173,448	Spark New Zealand Ltd.	341,056

		593,449

	Norway - 0.8%
65,119	DNB ASA	1,067,045
11,439	Gjensidige Forsikring ASA	184,485
19,206	Marine Harvest ASA	238,396
87,808	Norsk Hydro ASA	329,137
57,792	Orkla ASA	463,539
47,572	Petroleum Geo-Services ASA	218,172
72,730	Seadrill Ltd.(b)	660,747
149,338	Statoil ASA	2,538,921
82,182	Storebrand ASA(a)	333,021
45,245	Telenor ASA	997,423
9,737	Yara International ASA	487,039

		7,517,925

	Portugal - 0.2%
2,674,011	Banco Comercial Portugues SA(a)	206,807
265,891	EDP-Energias de Portugal SA	989,416
31,665	Galp Energia SGPS SA	369,093
16,568	Jeronimo Martins SGPS SA	247,669

Schedule of Investments

359,116	Pharol SGPS SA(a)	$134,901

		1,947,886

	Singapore - 0.9%
90,794	Ascendas Real Estate Investment Trust REIT	160,580
129,080	CapitaLand Ltd.	303,762
113,968	CapitaLand Mall Trust REIT	166,583
25,154	City Developments Ltd.	171,517
90,409	ComfortDelGro Corp. Ltd.	198,883
86,760	DBS Group Holdings Ltd.	1,279,556
103,612	Global Logistic Properties Ltd.(a)	174,163
387,808	Hutchison Port Holdings Trust	232,685
5,922	Jardine Cycle & Carriage Ltd.	127,893
100,401	Keppel Corp. Ltd.	550,324
105,387	Oversea-Chinese Banking Corp. Ltd.	792,540
75,555	Sembcorp Industries Ltd.	197,129
68,340	Sembcorp Marine Ltd.	130,357
43,752	Singapore Airlines Ltd.	343,416
79,769	Singapore Press Holdings Ltd.	243,685
66,295	Singapore Technologies Engineering Ltd.	158,918
373,291	Singapore Telecommunications Ltd.	1,115,808
60,073	United Overseas Bank Ltd.	974,655
131,315	Wilmar International Ltd.	307,102

		7,629,556

	South Africa - 0.1%
27,569	Investec PLC	251,891
16,790	Mondi PLC	403,492

		655,383

	South Korea - 3.1%
14,448	BNK Financial Group, Inc.	169,773
1,376	CJ Corp.	359,243
4,163	Daelim Industrial Co. Ltd.	264,690
13,091	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	77,641
8,311	Doosan Heavy Industries & Construction Co. Ltd.	142,760
18,488	Doosan Infracore Co. Ltd.(a)	120,236
1,281	E-Mart Co. Ltd.	261,641
5,768	GS Holdings Corp.	223,789
23,286	Hana Financial Group, Inc.	580,085
4,226	Hankook Tire Co. Ltd.	146,627
6,563	Hanwha Corp.	266,412
3,555	Hyosung Corp.	432,925
6,156	Hyundai Engineering & Construction Co. Ltd.	180,974
8,472	Hyundai Heavy Industries Co. Ltd.(a)	702,289
3,707	Hyundai Mobis Co. Ltd.	676,362
16,646	Hyundai Motor Co.	2,119,603
6,249	Hyundai Steel Co.	311,876
28,376	Industrial Bank of Korea	335,861
24,501	KB Financial Group, Inc.	770,531
23,491	Kia Motors Corp.	881,301
24,452	Korea Electric Power Corp.	1,063,630
6,277	Korea Gas Corp.	227,177
414	Korea Zinc Co. Ltd.	174,070
4,740	Korean Air Lines Co. Ltd.(a)	142,182
22,398	KT Corp.(a)	585,719
5,904	KT&G Corp.	555,006
3,273	LG Chem Ltd.	699,269
6,098	LG Corp.	302,255
21,463	LG Display Co. Ltd.	405,360
16,314	LG Electronics, Inc.	566,037
4,537	LG International Corp.	111,666
18,800	LG Uplus Corp.	185,566
1,319	Lotte Chemical Corp.	293,637

1,165	Lotte Shopping Co. Ltd.	$250,891
2,114	OCI Co. Ltd.	175,241
6,345	POSCO	1,065,498
10,246	Samsung C&T Corp.	495,598
3,949	Samsung Electro-Mechanics Co. Ltd.	183,251
5,863	Samsung Electronics Co. Ltd.	5,937,405
2,230	Samsung Fire & Marine Insurance Co. Ltd.	533,607
23,889	Samsung Heavy Industries Co. Ltd.	281,732
4,507	Samsung Life Insurance Co. Ltd.	412,126
2,287	Samsung SDI Co. Ltd.	167,692
23,751	Shinhan Financial Group Co. Ltd.	852,491
1,010	SK C&C Co. Ltd.	264,120
15,501	SK Hynix, Inc.	491,464
11,844	SK Innovation Co. Ltd.(a)	1,007,117
26,719	SK Networks Co. Ltd.	166,002
2,231	SK Telecom Co. Ltd.	475,695
5,105	S-Oil Corp.	273,541
46,187	Woori Bank	376,553

		27,746,217

	Spain - 4.5%
62,618	Abengoa SA, Class B	141,619
23,212	Abertis Infraestructuras SA	382,250
3,578	Acciona SA	290,992
21,195	ACS Actividades de Construccion y Servicios SA	715,399
9,512	Amadeus IT Holding SA, Class A	417,326
485,940	Banco Bilbao Vizcaya Argentaria SA	4,946,913
256,783	Banco de Sabadell SA	588,408
169,544	Banco Popular Espanol SA	782,813
1,728,842	Banco Santander SA	12,003,141
305,244	Bankia SA	405,710
30,940	Bankinter SA	240,417
175,264	CaixaBank SA	785,987
45,510	Distribuidora Internacional de Alimentacion SA	286,556
9,789	Enagas SA	276,657
49,923	Endesa SA	1,055,713
29,062	Ferrovial SA	710,897
19,240	Fomento de Construcciones y Contratas SA(a)	199,585
13,149	Gamesa Corp. Tecnologica SA	209,416
26,092	Gas Natural SDG SA	570,357
421,549	Iberdrola SA	2,991,969
22,643	Inditex SA	779,909
14,386	Indra Sistemas SA	162,520
121,161	Mapfre SA	391,688
4,416	Red Electrica Corp. SA	355,046
164,280	Repsol SA	2,777,024
532,351	Telefonica SA	8,199,064

		40,667,376

	Sweden - 2.0%
12,763	Alfa Laval AB	236,197
20,392	ASSA ABLOY AB, Class B	416,382
18,079	Atlas Copco AB, Class A	497,123
11,403	Atlas Copco AB, Class B	281,771
18,442	Boliden AB	342,586
13,156	Electrolux AB, Series B	380,624
8,362	Getinge AB, Class B	206,432
29,640	Hennes & Mauritz AB, Class B	1,186,236
5,129	Hexagon AB, Class B	166,812
19,295	Husqvarna AB, Class B	141,640
9,239	Industrivarden AB, Class A	183,586
7,828	Industrivarden AB, Class C	148,885
9,960	Meda AB, Class A	163,534
363	NCC AB, Class A	10,832

Schedule of Investments

6,673	NCC AB, Class B	$200,686
182,800	Nordea Bank AB	2,291,555
67,428	Sandvik AB	685,650
22,170	Securitas AB, Class B	319,802
76,669	Skandinaviska Enskilda Banken AB, Class A	929,820
26,138	Skanska AB, Class B	553,825
20,619	SKF AB, Class B	405,869
19,269	SSAB AB, Class A(a)(b)	92,352
15,547	SSAB AB, Class B(a)	64,995
32,954	Svenska Cellulosa AB (SCA), Class B	943,805
67,921	Svenska Handelsbanken AB, Class A	1,045,499
51,012	Swedbank AB, Class A	1,202,816
6,770	Swedish Match AB	208,656
31,395	Tele2 AB, Class B	328,579
158,579	Telefonaktiebolaget LM Ericsson, Class B	1,706,841
187,359	TeliaSonera AB	1,145,950
9,504	Trelleborg AB, Class B	165,245
110,518	Volvo AB, Class B	1,315,844

		17,970,429

	Switzerland - 5.8%
118,168	ABB Ltd.	2,413,524
1,301	Actelion Ltd.	193,438
9,651	Adecco SA	809,857
3,250	Aryzta AG	165,932
3,482	Baloise Holding AG	446,345
2	Chocoladefabriken Lindt & Sprungli AG	134,221
23	Chocoladefabriken Lindt & Sprungli AG NVTG	130,184
15,904	Clariant AG	319,040
13,286	Coca-Cola HBC AG	277,405
12,066	Compagnie Financiere Richemont SA	1,047,034
135,999	Credit Suisse Group AG	4,030,019
791	Geberit AG	275,299
244	Givaudan SA	456,976
981,188	Glencore PLC	3,184,781
448	Helvetia Holding AG	247,516
6,428	Julius Baer Group Ltd.	357,483
2,014	Kuehne + Nagel International AG	279,542
13,542	LafargeHolcim Ltd.	948,264
1,955	Lonza Group AG	284,981
114,236	Nestle SA	8,700,526
68,393	Novartis AG	7,144,581
20,620	Roche Holding AG	5,987,974
551	Schindler Holding AG	90,008
1,182	Schindler Holding AG-PC NVTG	191,486
211	SGS SA	405,052
87	Sika AG	317,096
45,657	STMicroelectronics NV	358,809
1,298	Sulzer AG	133,973
1,472	Swatch Group AG (The)	121,301
975	Swatch Group AG (The)-BR	422,118
3,098	Swiss Life Holding AG	735,578
28,624	Swiss Re AG	2,591,081
1,165	Swisscom AG	681,230
3,468	Syngenta AG	1,436,130
148,850	UBS Group AG	3,445,960
13,128	Zurich Insurance Group AG	4,019,946

		52,784,690

	United Kingdom - 16.3%
36,983	3i Group PLC	319,436
23,104	Aberdeen Asset Management PLC	131,236
9,270	Admiral Group PLC	214,239
7,960	Aggreko PLC	149,059
20,923	Amec Foster Wheeler PLC	267,733

34,429	Amlin PLC	$274,274
132,717	Anglo American PLC	1,680,035
9,253	Ashtead Group PLC	141,722
8,969	Associated British Foods PLC	451,235
68,127	AstraZeneca PLC	4,592,688
288,112	Aviva PLC	2,337,915
197,963	BAE Systems PLC	1,483,440
97,381	Balfour Beatty PLC	358,177
1,446,218	Barclays PLC	6,521,093
26,150	Barratt Developments PLC	259,125
4,422	Berkeley Group Holdings PLC (The)	232,479
170,144	BG Group PLC	2,900,695
70,273	Booker Group PLC	196,293
2,374,596	BP PLC	14,653,631
69,893	British American Tobacco PLC	4,145,677
33,356	British Land Co. PLC (The) REIT	437,758
320,122	BT Group PLC	2,320,163
10,744	Bunzl PLC	307,489
9,190	Burberry Group PLC	230,747
189,055	Cable & Wireless Communications PLC	188,961
18,767	Capita PLC	381,888
42,953	Carillion PLC	231,783
561,112	Centrica PLC	2,333,516
120,773	CNH Industrial NV	1,087,504
44,569	Cobham PLC	181,734
62,013	Compass Group PLC	991,906
123,292	Debenhams PLC	169,021
71,045	Diageo PLC	1,983,943
98,969	Direct Line Insurance Group PLC	565,100
38,903	Drax Group PLC	181,092
37,953	DS Smith PLC	237,199
7,413	easyJet PLC	190,178
54,062	Evraz PLC(a)	85,039
143,119	Fiat Chrysler Automobiles NV(a)	2,261,188
105,303	FirstGroup PLC(a)	189,631
97,303	G4S PLC	417,108
69,153	GKN PLC	343,704
253,484	GlaxoSmithKline PLC	5,522,045
13,387	Greene King PLC	180,493
30,929	Hammerson PLC REIT	317,582
71,283	Hays PLC	185,432
100,219	Home Retail Group PLC	255,388
1,550,110	HSBC Holdings PLC	14,022,639
29,653	ICAP PLC	239,003
10,185	IMI PLC	168,632
43,119	Imperial Tobacco Group PLC	2,264,215
26,984	Inchcape PLC	338,132
28,722	Informa PLC	267,131
14,470	Inmarsat PLC	200,514
7,577	InterContinental Hotels Group PLC	319,009
19,368	Intermediate Capital Group PLC	176,356
49,621	International Consolidated Airlines Group SA(a)	413,495
4,840	Intertek Group PLC	184,818
38,897	Intu Properties PLC REIT	200,063
84,312	ITV PLC	369,314
239,728	J Sainsbury PLC	990,979
23,051	John Wood Group PLC	224,999
9,949	Johnson Matthey PLC	452,566
50,552	KAZ Minerals PLC(a)	127,717
166,004	Kingfisher PLC	934,391
84,565	Ladbrokes PLC	150,307
19,118	Lancashire Holdings Ltd.	192,129
33,583	Land Securities Group PLC REIT	680,234
400,183	Legal & General Group PLC	1,628,035

Schedule of Investments

3,860,448	Lloyds Banking Group PLC	$5,012,161
4,291	London Stock Exchange Group PLC	174,835
139,212	Man Group PLC	353,885
110,571	Marks & Spencer Group PLC	938,651
31,245	Meggitt PLC	226,480
46,136	Melrose Industries PLC	199,283
215,904	National Grid PLC	2,874,250
3,271	Next PLC	407,841
358,314	Old Mutual PLC	1,185,955
38,925	Pearson PLC	730,732
17,288	Pennon Group PLC	220,005
6,297	Persimmon PLC	201,148
20,240	Petrofac Ltd.	277,944
16,772	Phoenix Group Holdings	223,253
4,229	Provident Financial PLC	196,199
106,683	Prudential PLC	2,509,669
17,509	Reckitt Benckiser Group PLC	1,680,079
31,393	RELX NV	526,165
28,328	RELX PLC	494,222
78,584	Rentokil Initial PLC	180,144
48,023	Rexam PLC	417,041
26,399	Rio Tinto Ltd.	1,024,750
76,256	Rio Tinto PLC	2,958,874
78,060	Rolls-Royce Holdings PLC	967,193
202,906	Royal Bank of Scotland Group PLC(a)	1,083,525
48,207	Royal Mail PLC	379,897
94,407	RSA Insurance Group PLC	757,236
24,428	SABMiller PLC	1,282,544
38,627	Sage Group PLC (The)	314,046
36,888	Segro PLC REIT	258,346
94,435	Serco Group PLC	189,955
13,310	Severn Trent PLC	457,777
33,599	Sky PLC	597,716
22,135	Smith & Nephew PLC	410,701
21,756	Smiths Group PLC	383,298
85,372	SSE PLC	2,018,329
14,120	St. James’s Place PLC	215,715
196,916	Standard Chartered PLC	3,012,032
132,076	Standard Life PLC	936,540
29,303	Subsea 7 SA(a)	257,924
33,816	Tate & Lyle PLC	287,596
82,230	Taylor Wimpey PLC	249,454
1,115,919	Tesco PLC	3,756,183
202,221	Thomas Cook Group PLC(a)	378,364
9,894	Travis Perkins PLC	346,928
51,948	Tullow Oil PLC	199,339
54,538	Unilever NV CVA	2,459,061
42,732	Unilever PLC	1,938,484
33,450	United Utilities Group PLC	465,613
2,490,885	Vodafone Group PLC	9,400,776
8,637	Weir Group PLC (The)	207,158
3,675	Whitbread PLC	297,638
32,299	William Hill PLC	204,080
358,018	WM Morrison Supermarkets PLC	1,019,604
12,606	Wolseley PLC	837,226
47,904	WPP PLC	1,098,887

		147,315,183

	United States - 0.3%
7,078	Carnival PLC	392,327
6,330	QIAGEN NV(a)	178,514
17,596	Thomson Reuters Corp.(b)	716,175
68,222	Transocean Ltd.(b)	942,658
1,616	Valeant Pharmaceuticals International, Inc.(a)	416,524

		2,646,198

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $897,032,502)-100.0%	$904,313,730

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 0.9%
8,400,825	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(c)(d) (Cost $8,400,825)	8,400,825

	Total Investments (Cost $905,433,327)(e)-100.9%	912,714,555
	Other assets less liabilities-(0.9)%	(7,793,010)

	Net Assets-100.0%	$904,921,545

Investment Abbreviations:

CVA - Dutch Certificates

NVTG - Non-voting Shares

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2015.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$7,957,602	$(7,957,602)	$—

*	Amount does not include excess collateral received, if any.

(e)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $921,977,247. The net unrealized depreciation was $9,262,692, which consisted of aggregate gross unrealized appreciation of $90,779,205 and aggregate gross unrealized depreciation of $100,041,897.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Albania - 0.0%
21,271	Bankers Petroleum Ltd.(a)	$41,693

	Australia - 5.3%
18,138	Abacus Property Group REIT	41,424
36,945	Adelaide Brighton Ltd.	128,328
37,843	ALS Ltd.	148,955
66,395	Alumina Ltd.	72,404
4,990	Ansell Ltd.	91,830
40,525	APN News & Media Ltd.(a)	21,278
36,856	Ardent Leisure Group	65,498
11,322	Aristocrat Leisure Ltd.	71,254
374,189	Atlas Iron Ltd.	9,618
131,745	AusNet Services	134,478
20,466	Automotive Holdings Group Ltd.	66,129
20,786	Aveo Group	42,129
45,326	AWE Ltd.(a)	41,939
120,646	Beach Energy Ltd.	86,382
7,812	Bega Cheese Ltd.	27,307
32,052	Bradken Ltd.	27,774
6,751	Breville Group Ltd.	33,910
18,464	BWP Trust REIT	45,694
11,599	Cabcharge Australia Ltd.	28,449
19,408	Cardno Ltd.	40,904
5,583	carsales.com Ltd.	44,484
32,614	Challenger Ltd.	171,722
10,619	Charter Hall Group REIT	36,885
20,070	Charter Hall Retail REIT	63,523
1,833	Cochlear Ltd.	122,855
73,181	Cromwell Property Group REIT	59,921
44,877	CSR Ltd.	123,253
16,898	Dick Smith Holdings Ltd.	24,818
14,690	DuluxGroup Ltd.	65,589
48,421	Echo Entertainment Group Ltd.	178,501
182,184	Fairfax Media Ltd.	113,719
57,277	Federation Centres REIT	126,184
11,420	FlexiGroup Ltd.	25,410
3,188	Flight Centre Travel Group Ltd.	83,390
18,977	Genworth Mortgage Insurance Australia Ltd.	49,890
16,641	GrainCorp Ltd., Class A	109,128
7,797	GUD Holdings Ltd.	53,536
16,287	GWA Group Ltd.	29,064
33,764	Harvey Norman Holdings Ltd.	110,584
28,764	Healthscope Ltd.	57,877
8,530	iiNET Ltd.	58,882
34,061	Investa Office Fund REIT	99,050
4,149	InvoCare Ltd.	41,163
13,256	IOOF Holdings Ltd.	89,947
5,720	IRESS Ltd.	43,685
9,914	JB Hi-Fi Ltd.	140,584
4,793	M2 Group Ltd.	38,858
13,560	Mineral Resources Ltd.	53,971

49,767	MMA Offshore Ltd.	$19,918
100,638	MMG Ltd.(a)	27,391
15,886	Monadelphous Group Ltd.	99,743
269,433	Mount Gibson Iron Ltd.	37,593
122,492	Myer Holdings Ltd.	113,340
17,818	Navitas Ltd.	54,040
10,490	NIB holdings Ltd.	27,424
55,044	Nine Entertainment Co. Holdings Ltd.	61,845
14,561	Nufarm Ltd.	82,549
30,616	OceanaGold Corp.	53,186
23,428	Oil Search Ltd.	128,517
81,253	Orora Ltd.	139,027
9,307	Pact Group Holdings Ltd.	30,892
1,684	Perpetual Ltd.	55,464
4,865	Platinum Asset Management Ltd.	27,080
6,751	Premier Investments Ltd.	66,134
50,034	Primary Health Care Ltd.	169,015
21,927	Qube Holdings Ltd.	39,289
3,051	Ramsay Health Care Ltd.	149,845
8,791	Recall Holdings Ltd.	46,416
130,208	Resolute Mining Ltd.(a)	22,948
15,060	SAI Global Ltd.	49,656
6,044	Seek Ltd.	67,020
15,355	Seven Group Holdings Ltd.	62,469
110,553	Seven West Media Ltd.	73,472
23,017	Shopping Centres Australasia Property
	Group REIT	36,171
71,884	Sigma Pharmaceuticals Ltd.	45,926
49,805	SKILLED Group Ltd.	56,324
63,696	Southern Cross Media Group Ltd.	45,138
41,598	Spotless Group Holdings Ltd.	59,720
64,560	STW Communications Group Ltd.	35,794
8,893	Super Retail Group Ltd.	60,277
41,847	Sydney Airport	172,397
255,077	Ten Network Holdings Ltd.(a)	39,336
5,192	TPG Telecom Ltd.	36,259
82,308	Transfield Services Ltd.(a)	77,971
190,042	Transpacific Industries Group Ltd.	99,086
42,526	Treasury Wine Estates Ltd.	180,191
38,597	UGL Ltd.	56,262
6,533	Village Roadshow Ltd.	30,848
112,977	Virgin Australia Holdings Ltd.(a)	0
11,495	Western Areas Ltd.	26,168
73,577	Whitehaven Coal Ltd.(a)	64,838

		6,269,136

	Austria - 0.9%
801	ams AG	34,962
2,085	BUWOG AG	42,317
5,083	CA Immobilien Anlagen AG	91,821
3,417	Conwert Immobilien Invest SE(a)	41,698
676	Flughafen Wien AG	58,630
921	Lenzing AG	67,526
2,617	Oesterreichische Post AG	117,535
1,504	RHI AG	37,596
642	Schoeller-Bleckmann Oilfield Equipment AG	36,508
10,925	Telekom Austria AG	74,403
9,359	UNIQA Insurance Group AG	88,927
6,552	Verbund AG	102,033
3,604	Vienna Insurance Group AG Wiener Versicherung Gruppe	124,991
7,254	Wienerberger AG	120,459
1,890	Zumtobel AG	59,304

		1,098,710

	Belgium - 1.4%
1,056	Ackermans & van Haaren NV	162,408

Schedule of Investments

773	Barco NV	$51,431
1,022	Befimmo SA REIT	65,175
5,286	Bekaert SA NV	155,350
3,530	bpost SA	100,448
1,208	Cofinimmo SA REIT	130,663
404	Compagnie d’Entreprises CFE	54,277
1,742	D’Ieteren SA/NV	64,071
3,840	Econocom Group SA	35,765
1,927	Elia System Operator SA	81,255
2,783	Euronav SA	42,740
880	EVS Broadcast Equipment SA	24,987
1,178	Fagron	55,653
647	Gimv NV	32,132
5,704	Mobistar SA(a)	124,088
39,411	Nyrstar NV(a)	116,391
2,477	Ontex Group NV	75,779
2,849	Telenet Group Holding NV(a)	161,667
2,263	Tessenderlo Chemie NV(a)	89,210
455	Warehouses De Pauw SCA REIT	36,160

		1,659,650

	Cambodia - 0.1%
62,265	NagaCorp Ltd.	50,841

	Canada - 7.5%
8,210	Advantage Oil & Gas Ltd.(a)	45,059
10,787	Aecon Group, Inc.	91,042
20,908	AGF Management Ltd., Class B	95,946
13,096	Aimia, Inc.	142,340
9,398	Alamos Gold, Inc., Class A(a)	30,702
6,967	Algonquin Power & Utilities Corp.	51,304
3,835	Allied Properties Real Estate Investment Trust REIT	107,361
11,615	Artis Real Estate Investment Trust REIT	117,494
69,773	Athabasca Oil Corp.(a)	80,985
3,385	ATS Automation Tooling Systems, Inc.(a)	42,021
53,863	B2Gold Corp.(a)	58,792
12,583	Bellatrix Exploration Ltd.(a)(b)	24,761
6,939	Birchcliff Energy Ltd.(a)	31,576
3,320	Black Diamond Group Ltd.	35,345
3,147	Boardwalk Real Estate Investment Trust REIT	139,238
1,583	Bonterra Energy Corp.	29,325
12,699	CAE, Inc.	144,663
8,879	Calfrac Well Services Ltd.(b)	40,677
12,256	Canaccord Genuity Group, Inc.	66,511
7,185	Canadian Apartment Properties REIT	154,807
7,446	Canadian Energy Services & Technology Corp.(b)	36,917
3,941	Canadian Real Estate Investment Trust REIT	128,807
5,370	Canadian Western Bank	101,543
25,913	Canexus Corp.(b)	23,105
4,008	Canfor Corp.(a)	73,293
72,083	Capstone Mining Corp.(a)	50,975
7,042	Cascades, Inc.	41,301
892	CCL Industries, Inc., Class B	125,454
19,319	Centerra Gold, Inc.	97,118
9,948	Chartwell Retirement Residences	91,455
3,238	Cineplex, Inc.	118,574
598	Cogeco Cable, Inc.	33,643
1,056	Colliers International Group, Inc.	44,230
180	Constellation Software, Inc.	80,459
7,304	Corus Entertainment, Inc., Class B	78,882
11,051	Cott Corp.	125,125
15,431	Crew Energy, Inc.(a)	56,934
8,053	Detour Gold Corp.(a)(b)	78,552

4,085	DH Corp.	$135,335
1,844	Dollarama, Inc.	110,347
4,549	Dominion Diamond Corp.	56,926
1,532	Dorel Industries, Inc., Class B	39,273
3,571	Dream Unlimited Corp., Class A(a)	26,379
5,222	Dundee Corp., Class A(a)	44,114
5,002	Element Financial Corp.(a)	76,206
2,100	Emera, Inc.	70,412
4,629	Enerflex Ltd.	43,374
17,993	Ensign Energy Services, Inc.	140,105
14,102	Extendicare, Inc.(b)	93,547
5,740	First Capital Realty, Inc.	81,669
7,845	First Majestic Silver Corp.(a)(b)	24,181
1,056	FirstService Corp.	31,738
3,150	Franco-Nevada Corp.	128,571
4,057	Genworth MI Canada, Inc.(b)	96,517
4,590	Gildan Activewear, Inc.	148,819
2,615	Granite REIT	80,986
1,997	Great Canadian Gaming Corp.(a)	33,940
3,007	Home Capital Group, Inc.	73,571
11,789	HudBay Minerals, Inc.	76,391
7,824	Hudson’s Bay Co.	159,373
5,132	Innergex Renewable Energy, Inc.	42,328
9,200	InnVest REIT	35,359
3,185	Jean Coutu Group (PJC), Inc. (The), Class A	50,458
32,371	Just Energy Group, Inc.(b)	175,173
3,172	Laurentian Bank of Canada	120,643
1,804	Linamar Corp.	110,671
1,017	MacDonald Dettwiler & Associates Ltd.	60,616
7,888	Major Drilling Group International, Inc.	27,770
6,307	Manitoba Telecom Services, Inc.(b)	140,640
6,010	Maple Leaf Foods, Inc.	104,821
6,574	Martinrea International, Inc.	68,219
9,422	MEG Energy Corp.(a)	101,538
7,130	Mullen Group Ltd.(b)	104,625
13,515	Nevsun Resources Ltd.	43,632
44,069	New Gold, Inc.(a)	97,897
1,573	Norbord, Inc.	30,675
3,554	North West Co., Inc. (The)	75,153
2,936	Northern Property Real Estate Investment Trust REIT	48,138
6,079	Northland Power, Inc.(b)	74,717
6,316	Nuvista Energy Ltd.(a)	25,585
1,665	Open Text Corp.	75,971
12,869	Pan American Silver Corp.	80,620
7,152	Parkland Fuel Corp.	130,951
3,209	Pason Systems, Inc.	48,864
4,370	Peyto Exploration & Development Corp.	95,062
30,336	Precision Drilling Corp.(b)	155,067
11,411	Primero Mining Corp.(a)	29,735
6,276	Progressive Waste Solutions Ltd.	171,740
2,653	Ritchie Bros Auctioneers, Inc.	72,150
7,274	RONA, Inc.	85,715
7,339	Russel Metals, Inc.(b)	109,440
2,934	Secure Energy Services, Inc.	24,425
13,606	SEMAFO, Inc.(a)	29,807
3,438	ShawCor Ltd.	81,236
59,797	Sherritt International Corp.	61,592
775	Sierra Wireless, Inc.(a)	19,152
7,238	Silver Standard Resources, Inc.(a)	41,838
2,986	Stantec, Inc.	83,478
919	Stella-Jones, Inc.	31,357
13,282	Superior Plus Corp.(b)	115,265
16,824	Surge Energy, Inc.(b)	30,649
950	TMX Group Ltd.	35,942

Schedule of Investments

5,057	TORC Oil & Gas Ltd.	$27,443
3,154	Toromont Industries Ltd.	88,660
4,444	Tourmaline Oil Corp.(a)	110,472
6,319	Transcontinental, Inc., Class A	71,450
6,051	TransForce, Inc.	116,234
31,028	Trican Well Service Ltd.	67,019
6,914	Trilogy Energy Corp.	24,447
24,393	Trinidad Drilling Ltd.	60,938
26,626	Turquoise Hill Resources Ltd.(a)	91,076
11,672	Veresen, Inc.(b)	132,784
1,990	West Fraser Timber Co. Ltd.	88,031
2,695	Westshore Terminals Investment Corp.	59,847
5,577	Whitecap Resources, Inc.(b)	48,870
3,321	WSP Global, Inc.	111,861

		8,935,936

	China - 0.9%
13,971	AAC Technologies Holdings, Inc.	79,296
31,523	China Gold International Resources Corp. Ltd.(a)	43,373
393,888	China Huarong Energy Co. Ltd.(a)	24,388
143,832	China Travel International Investment Hong Kong Ltd.	55,660
174,239	FIH Mobile Ltd.	91,027
219,818	Honghua Group Ltd.(a)	19,281
23,244	Minth Group Ltd.	46,114
133,267	Parkson Retail Group Ltd.	22,864
1,699,668	Semiconductor Manufacturing International Corp.(a)	153,473
297,502	Shougang Fushan Resources Group Ltd.	44,900
209,862	Shui On Land Ltd.	57,390
114,554	Sun Art Retail Group Ltd.	87,183
72,149	Tingyi Cayman Islands Holding Corp.	138,857
51,233	Uni-President China Holdings Ltd.	47,253
166,696	Yangzijiang Shipbuilding Holdings Ltd.	157,157
73,631	Yingde Gases Group Co. Ltd.	43,786

		1,112,002

	Colombia - 0.1%
43,360	Gran Tierra Energy, Inc.(a)	96,322
6,137	Parex Resources, Inc.(a)	40,805

		137,127

	Denmark - 1.4%
5,106	Alm. Brand A/S	33,115
1,722	Chr. Hansen Holding A/S	95,616
1,495	Coloplast A/S, Class B	108,469
1,203	D/S Norden A/S(a)	31,707
434	DFDS A/S	59,957
3,478	GN Store Nord A/S	71,068
4,393	H. Lundbeck A/S(a)	104,466
1,757	Matas A/S	36,422
2,065	NKT Holding A/S	116,405
3,569	Novozymes A/S, Class B	187,446
2,018	Pandora A/S	228,288
438	Rockwool International A/S, Class B	65,698
1,201	Royal Unibrew A/S	39,443
901	SimCorp A/S	38,623
4,029	Sydbank A/S	153,260
3,178	Topdanmark A/S(a)	88,278
5,067	Tryg A/S	102,712
731	William Demant Holding(a)	56,014

		1,616,987

	Faroe Islands - 0.0%
1,512	Bakkafrost P/F	46,129

	Finland - 1.5%
6,628	Amer Sports Oyj	194,131
3,745	Cargotec Oyj, Class B	130,750

5,317	Caverion Corp.	$54,339
11,586	Citycon Oyj	30,901
2,510	Cramo Oyj	50,888
5,801	Huhtamaki Oyj	207,147
8,246	Kemira Oyj	107,049
4,256	Konecranes Oyj	132,462
11,423	Metsa Board Oyj, Class B	81,908
17,713	Outokumpu Oyj(a)	82,430
24,394	Outotec Oyj	164,001
4,772	Ramirent Oyj	37,908
9,238	Sanoma Oyj	33,988
14,399	Sponda Oyj	57,590
4,325	Tieto Oyj	111,339
2,306	Uponor Oyj	36,765
10,605	Valmet OYJ	126,074
26,724	YIT Oyj	161,507

		1,801,177

	France - 3.5%
1,385	Aeroports de Paris	167,100
1,045	Alten SA	52,972
7,929	Altran Technologies SA	94,174
596	bioMerieux	69,537
25,848	Bollore SA	143,933
2,133	Bourbon SA	33,347
4,674	Coface SA(a)	46,373
2,296	Dassault Systemes	174,451
19,622	Derichebourg SA(a)	70,089
2,913	Elior Participations SCA(c)	57,658
683	Eramet(a)(b)	45,277
7,636	Etablissements Maurel et Prom(a)	49,278
475	Euler Hermes Group	49,856
152	Eurofins Scientific SE	50,222
754	Groupe Fnac SA(a)	45,843
12,190	Havas SA	105,455
406	Hermes International	158,995
483	Iliad SA	115,294
2,245	Imerys SA	170,204
792	Ingenico Group	104,436
1,541	Ipsen SA	99,635
3,509	Ipsos	88,510
2,736	JCDecaux SA	105,362
1,300	Korian SA	46,637
2,621	Mercialys SA REIT	60,117
7,131	Metropole Television SA	145,047
3,043	Nexity SA	134,987
557	Numericable-SFR SAS(a)	30,552
1,598	Orpea	121,399
3,065	Plastic Omnium SA	86,793
3,955	Rallye SA	117,129
1,214	Remy Cointreau SA	86,902
2,614	Rubis SCA	189,111
2,028	Saft Groupe SA	83,285
2,202	SEB SA	223,484
1,038	Societe BIC SA	178,849
8,611	Societe Television Francaise 1	149,177
121,110	Solocal Group(a)	54,862
627	Sopra Steria Group	60,269
1,940	Tarkett SA	46,373
8,027	Ubisoft Entertainment SA(a)	156,886
1,260	Vicat SA	94,385
124	Virbac SA	29,592

		4,193,837

	Georgia - 0.0%
1,534	Bank of Georgia Holdings PLC	47,780

Schedule of Investments

	Germany - 3.9%
2,641	Aareal Bank AG	$108,473
5,924	Aixtron SE(a)(b)	35,350
4,231	alstria office REIT-AG REIT	58,783
1,150	Aurelius AG	55,905
2,530	Axel Springer SE	142,447
2,283	BayWa AG	85,395
705	Bechtle AG	60,320
196	Biotest AG	5,527
632	Biotest AG (Preference Shares)	17,890
5,463	Celesio AG(a)	160,160
2,140	Deutsche EuroShop AG	96,041
12,691	Deutz AG	74,721
1,005	Dialog Semiconductor PLC(a)	50,322
2,750	DIC Asset AG	24,194
2,906	DMG Mori Co. Ltd.	106,916
319	Draegerwerk AG & Co. KGaA	26,138
593	Draegerwerk AG & Co. KGaA (Preference Shares)	59,719
1,548	Drillisch AG	65,830
439	Duerr AG	36,377
1,422	ElringKlinger AG	34,486
852	Fielmann AG	56,668
2,813	Fraport AG Frankfurt Airport Services
	Worldwide	185,824
1,187	FUCHS PETROLUB SE	47,737
2,361	FUCHS PETROLUB SE (Preference Shares)	103,233
1,726	Gerresheimer AG	127,596
1,119	Gerry Weber International AG	27,731
2,171	Grand City Properties SA	37,790
1,841	Hamburger Hafen und Logistik AG, Class A	35,606
50,789	Heidelberger Druckmaschinen AG(a)(b)	130,241
1,621	Indus Holding AG	80,361
2,302	Jenoptik AG	30,292
1,130	Jungheinrich AG (Preference Shares)	80,078
492	Kabel Deutschland Holding AG(a)	67,133
3,113	KION Group AG	142,890
716	Krones AG	83,102
642	KUKA AG	55,369
1,619	LEG Immobilien AG	118,433
2,574	Nordex SE(a)	73,500
1,202	Norma Group SE	58,513
767	Pfeiffer Vacuum Technology AG	70,726
182	Puma SE(b)	34,727
93	Rational AG	36,554
1,639	Rheinmetall AG	89,773
5,258	RHOEN KLINIKUM AG	147,033
236	Sartorius AG (Preference Shares)	51,145
3,676	SGL Carbon SE(a)(b)	63,643
1,374	Sixt SE	58,172
1,695	Sixt SE (Preference Shares)	61,603
3,384	SMA Solar Technology AG(a)(b)	112,987
3,473	Software AG	104,543
5,238	STADA Arzneimittel AG	202,755
899	Stroeer SE	44,791
5,010	TAG Immobilien AG	56,958
29,710	Telefonica Deutschland Holding AG	185,626
2,316	United Internet AG	115,237
1,119	Vossloh AG(a)(b)	71,608
1,179	Wacker Chemie AG	118,929
1,428	Wacker Neuson SE	28,896
2,800	Wincor Nixdorf AG	119,722
1,217	Wirecard AG	48,540

		4,671,059

	Gibraltar - 0.1%
43,449	Bwin.Party Digital Entertainment PLC	$77,905

	Greece - 0.3%
724,394	Eurobank Ergasias SA(a)	104,853
2,297	FF Group	55,876
4,727	JUMBO SA	35,256
7,303	Mytilineos Holdings SA(a)	42,504
17,296	Public Power Corp. SA(a)	81,887
1,613	Titan Cement Co. SA	34,697

		355,073

	Hong Kong - 2.7%
10,303	ASM Pacific Technology Ltd.	93,298
117,717	Brightoil Petroleum Holdings Ltd.(a)	43,125
8,435	Cafe de Coral Holdings Ltd.	29,595
116,290	Champion REIT	64,503
9,766	Cheung Kong Infrastructure Holdings Ltd.	84,970
45,007	Chow Tai Fook Jewellery Group Ltd.	43,949
19,054	Dah Sing Banking Group Ltd.	40,358
6,016	Dah Sing Financial Holdings Ltd.	39,306
104,518	Esprit Holdings Ltd.	100,307
109,842	First Pacific Co. Ltd.	87,989
65,343	Fortune REIT	71,224
547,224	Global Brands Group Holding Ltd.(a)	121,412
54,512	Goldin Properties Holdings Ltd.(a)	41,839
9,363	Great Eagle Holdings Ltd.	32,610
1,266,688	G-Resources Group Ltd.	36,927
58,575	Hopewell Highway Infrastructure Ltd.	27,957
18,597	Hopewell Holdings Ltd.	64,051
109,399	Huabao International Holdings Ltd.	53,202
91,692	Hutchison Telecommunications Hong Kong
	Holdings Ltd.	40,214
34,956	Hysan Development Co. Ltd.	149,703
3,774	Jardine Strategic Holdings Ltd.	113,522
15,890	Johnson Electric Holdings Ltd.	53,907
92,219	Ju Teng International Holdings Ltd.	40,564
54,595	K Wah International Holdings Ltd.	30,071
28,824	Kerry Logistics Network Ltd.	44,692
22,638	Lifestyle International Holdings Ltd.	36,852
21,109	Luk Fook Holdings International Ltd.	59,360
88,058	NewOcean Energy Holdings Ltd.	39,302
46,527	NWS Holdings Ltd.	69,980
23,951	Orient Overseas International Ltd.	118,329
227,997	Pacific Basin Shipping Ltd.	78,525
32,986	Pacific Textile Holdings Ltd.	52,336
287,723	PCCW Ltd.	172,211
535,101	REXLot Holdings Ltd.	30,371
48,222	Sa Sa International Holdings Ltd.	21,647
75,572	Shangri-La Asia Ltd.	97,483
70,412	Shun Tak Holdings Ltd.	38,692
21,753	SmarTone Telecommunications Holding Ltd.	44,503
54,512	Sun Hung Kai & Co. Ltd.	36,284
41,071	Techtronic Industries Co. Ltd.	144,898
16,848	Television Broadcasts Ltd.	89,105
110,052	Truly International Holdings Ltd.	36,910
9,657	VTech Holdings Ltd.	120,210
144,668	WH Group Ltd.(a)(c)	92,747
171,206	Xinyi Glass Holdings Co. Ltd.	89,884
46,650	Yue Yuen Industrial Holdings Ltd.	151,643
65,562	Yuexiu Real Estate Investment Trust REIT	37,042

		3,207,609

	Ireland - 0.7%
12,650	Aer Lingus Group PLC	34,941
22,513	C&C Group PLC	88,251
4,807	Glanbia PLC	101,016

Schedule of Investments

9,499	Grafton Group PLC	$106,505
14,902	Greencore Group PLC	73,577
14,288	James Hardie Industries PLC	199,251
5,801	Kingspan Group PLC	147,188
860	Paddy Power PLC	77,192
6,611	UDG Healthcare PLC	51,737

		879,658

	Israel - 0.9%
4,154	Alony Hetz Properties & Investments Ltd. REIT	32,499
1,662	Azrieli Group	69,052
9,494	Cellcom Israel Ltd.(a)	59,017
3,538	Delek Automotive Systems Ltd.	39,484
1,561	Elbit Systems Ltd.	129,131
6,705	Gazit-Globe Ltd.	79,156
89,450	Israel Discount Bank Ltd., Class A(a)	180,642
27,003	Migdal Insurance & Financial Holding Ltd.	32,051
9,488	Mizrahi Tefahot Bank Ltd.	121,765
1,212	NICE Systems Ltd.	75,630
159,063	Oil Refineries Ltd.(a)	66,129
14,438	Partner Communications Co. Ltd.(a)	62,134
315	Paz Oil Co. Ltd.	50,501
13,985	Shufersal Ltd.(a)	38,377
2,499	Strauss Group Ltd.(a)	39,506

		1,075,074

	Italy - 2.7%
4,452	ACEA SpA	58,976
8,689	Anima Holding SpA(c)	89,760
6,476	Ansaldo STS SpA	67,400
9,746	Astaldi SpA	94,327
8,607	Autogrill SpA(a)	78,120
1,978	Azimut Holding SpA	49,740
40,030	Banca Carige SpA(a)	76,823
2,477	Banca Generali SpA	81,992
34,319	Banca Popolare di Sondrio Scrl	175,785
90,874	Beni Stabili SpA REIT	72,290
1,276	Brembo SpA	57,928
1,564	Brunello Cucinelli SpA	29,652
7,288	Buzzi Unicem SpA	125,211
4,521	Cementir Holding SpA	30,594
26,877	CIR-Compagnie Industriali Riunite SpA(a)	28,745
5,120	Credito Emiliano SpA	43,444
125,237	Credito Valtellinese SC(a)	179,740
946	Danieli & C. Officine Meccaniche SpA	20,005
3,012	Danieli & C. Officine Meccaniche SpA-RSP	47,821
13,001	Davide Campari-Milano SpA	104,643
2,254	De’Longhi SpA	55,310
839	DiaSorin SpA	38,747
545	Ei Towers SpA	35,195
7,891	ERG SpA	102,702
66,391	Hera SpA	168,563
2,498	Interpump Group SpA	42,696
60,946	Iren SpA	89,355
2,554	MARR SpA	47,575
1,931	Moncler SpA	39,469
19,760	Parmalat SpA	52,309
15,627	Piaggio & C. SpA	50,104
16,407	Prada SpA	75,450
55,581	RCS MediaGroup SpA(a)	64,602
4,213	Recordati SpA	105,616
3,433	Safilo Group SpA(a)	43,809
28,338	Salini Impregilo SpA	136,133
1,181	Salvatore Ferragamo SpA	37,553
53,384	Saras SpA(a)	121,266

7,662	Societa Iniziative Autostradali e Servizi SpA	$90,495
19,879	Sorin SpA(a)	57,720
693	Tod’s SpA	70,441
10,065	Trevi Finanziaria SpA	18,782
8,073	World Duty Free SpA(a)	90,711

		3,147,599

	Japan - 35.3%
29,308	77 Bank Ltd. (The)	190,900
846	ABC-Mart, Inc.	50,871
8,267	Accordia Golf Co. Ltd.	87,277
14,019	ACOM Co. Ltd.(a)	66,647
2,080	Adastria Co. Ltd.	100,563
7,316	ADEKA Corp.	94,598
5,244	Advantest Corp.	45,924
1,564	AEON DELIGHT Co. Ltd.	50,873
5,820	AEON Financial Service Co. Ltd.	151,730
6,328	AEON Mall Co. Ltd.	118,955
3,144	Aica Kogyo Co. Ltd.	70,115
17,004	Aichi Steel Corp.	74,524
2,724	Aida Engineering Ltd.	26,120
15,952	Aiful Corp.(a)	54,978
1,532	Ain Pharmaciez, Inc.	72,832
4,716	Aisan Industry Co. Ltd.	43,470
11,981	Akebono Brake Industry Co. Ltd.(b)	36,070
2,750	Alpen Co. Ltd.(b)	43,460
4,044	Alpine Electronics, Inc.	66,750
4,436	Amano Corp.	61,834
10,706	Anritsu Corp.	76,734
4,160	AOKI Holdings, Inc.	53,790
4,830	Aoyama Trading Co. Ltd.	191,999
1,650	Arcland Sakamoto Co. Ltd.	40,020
2,988	Arcs Co. Ltd.	65,526
4,248	Asahi Diamond Industrial Co. Ltd.	40,733
3,888	Asahi Holdings, Inc.	58,903
2,804	Asatsu-DK, Inc.	63,098
15,304	Ashikaga Holdings Co. Ltd.	64,356
6,044	ASICS Corp.	173,912
2,012	ASKUL Corp.	73,403
8,842	Autobacs Seven Co. Ltd.	160,576
3,424	Avex Group Holdings, Inc.	57,594
6,538	Awa Bank Ltd. (The)	41,214
4,784	Azbil Corp.	113,832
3,285	Bank of The Ryukyus Ltd.	48,866
11,559	Bic Camera, Inc.(b)	131,269
4,508	Bunka Shutter Co. Ltd.	36,131
1,641	Calbee, Inc.	73,245
28,286	Calsonic Kansei Corp.	206,845
2,108	Canon Electronics, Inc.	39,661
5,388	Canon Marketing Japan, Inc.	85,281
3,304	Capcom Co. Ltd.	72,323
10,796	Casio Computer Co. Ltd.	215,493
1,880	Cawachi Ltd.	30,075
26,102	Central Glass Co. Ltd.	109,974
3,402	Century Tokyo Leasing Corp.	115,464
2,668	Chiyoda Co. Ltd.	70,956
15,700	Chiyoda Corp.	126,720
1,624	Chudenko Corp.	33,504
10,700	Chugoku Bank Ltd. (The)	167,372
6,526	Chugoku Marine Paints Ltd.	47,301
22,870	Citizen Holdings Co. Ltd.	152,842
3,972	CKD Corp.	39,433
9,436	Clarion Co. Ltd.(b)	27,037
11,428	CMK Corp.	27,764
4,580	Coca-Cola East Japan Co. Ltd.	84,395
9,712	Coca-Cola West Co. Ltd.	195,894

Schedule of Investments

1,252	cocokara fine, Inc.	$46,990
2,770	Colowide Co. Ltd.(b)	43,374
10,484	COMSYS Holdings Corp.	159,170
342	Cosmos Pharmaceutical Corp.	44,028
1,260	CyberAgent, Inc.	54,307
4,240	Daibiru Corp.	38,740
3,876	Daido Metal Co. Ltd.	36,885
7,413	Daifuku Co. Ltd.	107,280
9,638	DAIHEN Corp.	44,964
6,290	Daiho Corp.	25,181
34,654	Daikyo, Inc.	58,738
944	Daikyonishikawa Corp.	37,144
10,458	Daio Paper Corp.	119,272
2,302	Daiseki Co. Ltd.	44,184
11,849	Daishi Bank Ltd. (The)	51,166
41,151	Daiwabo Holdings Co. Ltd.	77,722
12,176	DCM Holdings Co. Ltd.	111,053
12,600	DeNA Co. Ltd.	250,688
7,340	Denki Kogyo Co. Ltd.	32,880
844	DISCO Corp.	65,329
5,796	DMG Mori Co. Ltd.	89,446
4,954	Don Quijote Holdings Co. Ltd.	211,523
2,096	Doshisha Co. Ltd.	38,910
2,936	Doutor Nichires Holdings Co. Ltd.	47,300
21,547	Dowa Holdings Co. Ltd.	204,870
1,820	DTS Corp.	40,691
6,418	Duskin Co. Ltd.	121,786
1,214	DyDo DRINCO, Inc.	50,757
23,902	Dynam Japan Holdings Co. Ltd.	37,184
1,676	Eagle Industry Co. Ltd.	33,819
1,306	Earth Chemical Co. Ltd.	50,492
20,082	EDION Corp.(b)	132,751
2,308	EIZO Corp.	52,626
4,026	EXEDY Corp.	99,598
2,714	Ezaki Glico Co. Ltd.	148,958
3,956	F.C.C. Co. Ltd.	62,264
3,356	FamilyMart Co. Ltd.	162,525
2,756	FANCL Corp.	42,643
2,510	Foster Electric Co. Ltd.	51,681
1,792	FP Corp.	57,855
4,152	Fuji Machine Manufacturing Co. Ltd.	39,611
5,916	Fuji Media Holdings, Inc.	76,448
5,336	Fuji Oil Co. Ltd.	89,540
1,702	Fuji Seal International, Inc.	52,683
1,842	Fuji Soft, Inc.	38,551
1,088	Fujimori Kogyo Co. Ltd.	30,516
6,162	Fujitec Co. Ltd.	63,910
5,026	Fujitsu General Ltd.	71,438
5,240	Fukuda Corp.	34,216
11,444	Fukuyama Transporting Co. Ltd.(b)	58,839
4,284	Funai Electric Co. Ltd.	47,717
29,631	Furukawa Co. Ltd.	57,877
3,316	Futaba Corp.	58,775
9,194	Futaba Industrial Co. Ltd.	38,959
2,000	Fuyo General Lease Co. Ltd.	83,942
5,438	Geo Holdings Corp.	74,924
4,730	Glory Ltd.	137,821
22,875	Godo Steel Ltd.	41,542
13,020	Gree, Inc.	76,610
35,635	GS Yuasa Corp.	142,373
4,336	Gulliver International Co. Ltd.(b)	43,082
16,034	Gunze Ltd.	43,613
8,621	H2O Retailing Corp.	180,429
3,991	Hamamatsu Photonics KK	104,047
32,729	Hanwa Co. Ltd.	142,386
3,668	Happinet Corp.	38,784

18,556	HASEKO Corp.	$235,292
12,799	Hazama Ando Corp.	67,872
2,968	Heiwa Corp.	65,232
3,557	Heiwa Real Estate Co. Ltd.	51,391
3,464	Heiwado Co. Ltd.	75,042
8,344	Higo Bank Ltd. (The)	51,588
983	Hikari Tsushin, Inc.	68,710
1,231	Hirose Electric Co. Ltd.	147,348
2,308	HIS Co. Ltd.	84,108
4,468	Hisamitsu Pharmaceutical Co., Inc.	162,643
3,964	Hitachi Capital Corp.	107,823
8,492	Hitachi Chemical Co. Ltd.	150,450
4,418	Hitachi High-Technologies Corp.	103,233
4,728	Hitachi Koki Co. Ltd.	38,352
2,918	Hitachi Kokusai Electric, Inc.	39,403
2,936	Hitachi Maxell Ltd.	48,580
10,690	Hitachi Metals Ltd.	159,192
6,220	Hitachi Transport System Ltd.	112,256
22,046	Hitachi Zosen Corp.	116,195
867	Hogy Medical Co. Ltd.	42,197
11,012	Hokkoku Bank Ltd. (The)	40,175
20,080	Hokuetsu Kishu Paper Co. Ltd.	119,934
1,436	Hokuto Corp.	28,710
2,404	HORIBA Ltd.	91,003
1,722	Hoshizaki Electric Co. Ltd.	102,852
9,450	Hosiden Corp.	58,274
5,784	House Foods Group, Inc.	117,039
4,360	Hulic Co. Ltd.	43,179
9,771	Hyakugo Bank Ltd. (The)	46,688
9,894	Hyakujushi Bank Ltd. (The)	33,301
3,236	IBJ Leasing Co. Ltd.	76,137
8,012	Iino Kaiun Kaisha Ltd.	38,607
1,970	Inaba Denki Sangyo Co. Ltd.	67,180
3,002	Inabata & Co. Ltd.	32,105
1,960	Internet Initiative Japan, Inc.	37,556
33,040	Iseki & Co. Ltd.(b)	60,536
61,081	Ishihara Sangyo Kaisha Ltd.(a)	56,696
9,733	IT Holdings Corp.	223,106
5,750	Ito EN Ltd.	133,847
4,824	Itochu Enex Co. Ltd.	47,385
4,532	ITOCHU Techno-Solutions Corp.	105,970
15,554	Itoham Foods, Inc.	86,247
6,184	Itoki Corp.	33,492
3,226	Izumi Co. Ltd.	150,761
6,436	J Trust Co. Ltd.	52,674
18,110	Jaccs Co. Ltd.	87,119
1,330	JAFCO Co. Ltd.	65,161
1,302	Japan Airport Terminal Co. Ltd.	69,359
2,854	Japan Aviation Electronics Industry Ltd.	63,647
5,256	Japan Exchange Group, Inc.	183,267
4,070	Japan Petroleum Exploration Co. Ltd.	127,624
10,744	Japan Securities Finance Co. Ltd.	63,738
41,932	Japan Steel Works Ltd. (The)	155,686
6,290	Jeol Ltd.	26,501
8,928	J-Oil Mills, Inc.	30,266
1,676	Joyful Honda Co. Ltd.	34,509
17,192	Juroku Bank Ltd. (The)	70,630
35,216	JVC KENWOOD Corp.	82,714
5,406	Kagome Co. Ltd.(b)	89,144
5,902	Kagoshima Bank Ltd. (The)	40,396
2,014	Kaken Pharmaceutical Co. Ltd.	75,183
17,796	Kamigumi Co. Ltd.	167,625
1,814	Kanamoto Co. Ltd.	44,071
17,826	Kandenko Co. Ltd.	116,974
35,644	Kanematsu Corp.	65,019
9,812	Kansai Paint Co. Ltd.	159,897

Schedule of Investments

4,192	Kasai Kogyo Co. Ltd.	$49,467
5,216	Kato Works Co. Ltd.	30,607
28,575	Keihan Electric Railway Co. Ltd.	187,048
5,978	Keihin Corp.	84,969
12,722	Keisei Electric Railway Co. Ltd.	155,463
14,798	Keiyo Bank Ltd. (The)	74,769
8,137	Kenedix, Inc.	31,853
7,652	Kewpie Corp.	173,242
11,532	Kinden Corp.	153,952
1,452	Kintetsu World Express, Inc.	64,575
8,388	Kinugawa Rubber Industrial Co. Ltd.	46,241
2,108	Kissei Pharmaceutical Co. Ltd.	51,639
9,825	Kitz Corp.	44,964
3,208	Kiyo Bank Ltd. (The)	46,970
1,419	Kobayashi Pharmaceutical Co. Ltd.	111,440
2,196	Koei Tecmo Holdings Co. Ltd.	43,408
5,224	Kohnan Shoji Co. Ltd.	71,048
5,414	Kokuyo Co. Ltd.	56,327
3,966	Komeri Co. Ltd.	95,681
4,534	Komori Corp.	50,538
7,956	Konami Corp.	166,190
4,420	Konoike Transport Co. Ltd.	57,259
1,300	Kose Corp.	126,543
30,643	Kumagai Gumi Co. Ltd.	86,566
20,466	KUREHA Corp.	77,308
4,830	Kuroda Electric Co. Ltd.	92,277
29,564	KYB Co. Ltd.	100,698
2,524	Kyoei Steel Ltd.	43,780
2,844	Kyokuto Kaihatsu Kogyo Co. Ltd.	30,760
1,784	Kyokuto Securities Co. Ltd.	26,106
4,102	KYORIN Holdings, Inc.	80,024
730	Kyoritsu Maintenance Co. Ltd.(b)	51,850
11,970	Kyowa Exeo Corp.	145,887
5,108	Kyudenko Corp.	89,837
31,331	Leopalace21 Corp.(a)	171,455
4,342	LINTEC Corp.	93,783
18,592	Lion Corp.	160,117
1,749	Mabuchi Motor Co. Ltd.	104,888
11,470	Maeda Corp.	77,766
6,322	Maeda Road Construction Co. Ltd.	116,291
7,514	Makino Milling Machine Co. Ltd.	65,561
1,301	Mandom Corp.	53,869
10,484	Marudai Food Co. Ltd.	41,548
3,774	Maruha Nichiro Corp.	62,050
4,866	Maruichi Steel Tube Ltd.	125,484
3,829	Matsui Securities Co. Ltd.	35,077
4,316	Matsumotokiyoshi Holdings Co. Ltd.	208,667
4,028	MEGMILK SNOW BRAND Co. Ltd.	63,267
24,864	Meidensha Corp.	83,485
1,426	Meitec Corp.	56,398
11,188	Minebea Co. Ltd.	175,457
2,184	Ministop Co. Ltd.	45,268
3,590	Miraca Holdings, Inc.	165,454
7,456	MIRAIT Holdings Corp.	85,636
6,504	Misawa Homes Co. Ltd.	52,864
8,605	MISUMI Group, Inc.	106,473
3,604	MITSUBA Corp.	79,821
9,348	Mitsubishi Logistics Corp.	136,114
44,347	Mitsubishi Paper Mills Ltd.(a)	32,215
15,972	Mitsubishi Steel Manufacturing Co. Ltd.	32,745
35,625	Mitsubishi UFJ Lease & Finance Co. Ltd.	191,215
14,724	Mitsui-Soko Holdings Co. Ltd.	48,012
11,020	Mitsumi Electric Co. Ltd.(b)	70,179
3,700	Miura Co. Ltd.	40,257
854	Mochida Pharmaceutical Co. Ltd.	47,423
2,200	Modec, Inc.(b)	30,578

17,508	Monex Group, Inc.	$47,481
20,663	Morinaga & Co. Ltd.	90,227
25,297	Morinaga Milk Industry Co. Ltd.	103,520
1,422	MOS Food Services, Inc.	30,151
3,576	Moshi Moshi Hotline, Inc.	36,541
2,620	Musashi Seimitsu Industry Co. Ltd.	47,750
1,372	Musashino Bank Ltd. (The)	54,373
5,106	Nabtesco Corp.	112,386
12,738	Nachi-Fujikoshi Corp.	63,641
6,670	Nagase & Co. Ltd.	85,168
5,984	Namura Shipbuilding Co. Ltd.	52,066
36,582	Nankai Electric Railway Co. Ltd.	184,246
3,418	NEC Networks & System Integration Corp.	71,673
12,062	Net One Systems Co. Ltd.	74,186
6,176	Nexon Co. Ltd.	84,793
11,160	Nichias Corp.	65,485
6,650	Nichicon Corp.	48,683
3,242	Nichiha Corp.	48,305
6,584	Nichii Gakkan Co.	57,712
2,334	Nichi-iko Pharmaceutical Co. Ltd.	80,346
2,604	Nifco, Inc.	112,655
3,228	Nihon Kohden Corp.	71,728
4,824	Nihon Parkerizing Co. Ltd.	44,777
6,802	Nihon Unisys Ltd.	72,689
6,402	Nikkiso Co. Ltd.	62,059
6,590	Nippo Corp.	116,167
16,917	Nippon Chemi-Con Corp.	46,015
13,617	Nippon Denko Co. Ltd.	31,104
3,030	Nippon Densetsu Kogyo Co. Ltd.	54,195
8,006	Nippon Flour Mills Co. Ltd.	53,311
1,888	Nippon Gas Co. Ltd.	62,631
12,420	Nippon Kayaku Co. Ltd.	126,009
7,832	Nippon Koei Co. Ltd.	28,952
5,012	Nippon Konpo Unyu Soko Co. Ltd.	86,733
107,044	Nippon Light Metal Holdings Co. Ltd.	177,982
2,760	Nippon Paint Holdings Co. Ltd.	79,194
7,832	Nippon Road Co. Ltd. (The)	39,636
2,488	Nippon Seiki Co. Ltd.	49,782
1,578	Nippon Shinyaku Co. Ltd.	52,730
12,561	Nippon Shokubai Co. Ltd.	185,837
4,952	Nippon Signal Co. Ltd.	52,480
13,212	Nippon Soda Co. Ltd.	79,126
19,283	Nippon Steel & Sumikin Bussan Corp.	65,369
54,411	Nippon Suisan Kaisha Ltd.	171,716
6,182	Nippon Synthetic Chemical Industry Co. Ltd. (The)	39,119
3,758	Nippon Television Holdings, Inc.	70,886
24,852	Nippon Yakin Kogyo Co. Ltd.(a)(b)	43,728
13,396	Nipro Corp.	141,750
29,930	Nishimatsu Construction Co. Ltd.	109,434
19,167	Nishi-Nippon Railroad Co. Ltd.	94,988
1,450	Nishio Rent All Co. Ltd.	37,158
7,401	Nissan Chemical Industries Ltd.	162,661
2,754	Nissan Shatai Co. Ltd.	34,965
2,084	Nissha Printing Co. Ltd.	37,291
16,103	Nisshin Oillio Group Ltd. (The)	69,666
4,207	Nissin Kogyo Co. Ltd.	65,977
1,048	Nitta Corp.	26,857
10,786	Nitto Boseki Co. Ltd.	57,806
1,922	Nitto Kogyo Corp.	42,522
12,206	NOF Corp.	101,179
4,916	Nomura Research Institute Ltd.	201,965
4,424	Noritz Corp.	72,772
18,815	North Pacific Bank Ltd.	82,765
1,136	NS Solutions Corp.	44,883
11,532	NS United Kaiun Kaisha Ltd.	26,062

Schedule of Investments

2,179	NSD Co. Ltd.	$29,283
6,276	NTT Urban Development Corp.	61,749
2,016	OBIC Co. Ltd.	95,841
20,854	Ogaki Kyoritsu Bank Ltd. (The)	74,734
2,092	Oiles Corp.	33,923
3,468	Okabe Co. Ltd.	27,740
4,290	Okamura Corp.	38,193
12,452	Okasan Securities Group, Inc.	89,147
72,575	Oki Electric Industry Co. Ltd.	149,373
2,240	Okinawa Electric Power Co., Inc. (The)	56,047
8,566	OKUMA Corp.	83,174
15,390	Okumura Corp.	76,394
19,089	Onward Holdings Co. Ltd.	123,876
1,888	Oracle Corp. Japan	79,546
61,716	Orient Corp.(a)	113,076
3,052	OSG Corp.	65,132
3,324	Otsuka Corp.	174,658
5,032	Pacific Industrial Co. Ltd.	49,225
18,672	Pacific Metals Co. Ltd.(a)(b)	56,666
7,424	PanaHome Corp.	46,799
1,456	Paramount Bed Holdings Co. Ltd.	43,541
5,125	Park24 Co. Ltd.	93,280
32,273	Penta-Ocean Construction Co. Ltd.	132,327
2,200	Pigeon Corp.	67,033
1,120	Pilot Corp.	43,844
730	Piolax, Inc.	37,650
83,078	Pioneer Corp.(a)	155,568
2,096	Plenus Co. Ltd.	35,307
1,068	Pola Orbis Holdings, Inc.	65,341
14,544	Press Kogyo Co. Ltd.	63,625
23,452	Prima Meat Packers Ltd.	77,041
3,564	Raito Kogyo Co. Ltd.	26,666
459	Relo Holdings, Inc.	49,347
35,644	Rengo Co. Ltd.	138,094
2,500	Resorttrust, Inc.	61,847
1,114	Ricoh Leasing Co. Ltd.	35,516
2,026	Rinnai Corp.	143,412
2,096	Riso Kagaku Corp.	39,976
6,876	Rohto Pharmaceutical Co. Ltd.	122,097
10,968	Round One Corp.	54,001
2,200	Royal Holdings Co. Ltd.	38,462
16,178	Ryobi Ltd.	66,203
856	Ryohin Keikaku Co. Ltd.	182,883
1,808	Ryosan Co. Ltd.	46,771
2,162	Saizeriya Co. Ltd.	50,396
12,580	Sakai Chemical Industry Co. Ltd.	40,920
4,404	SAKATA INX Corp.	34,835
2,096	Sakata Seed Corp.	38,640
1,280	San-A Co. Ltd.	66,430
16,394	Sanden Holdings Corp.	69,998
5,136	Sangetsu Co. Ltd.	84,691
8,408	San-in Godo Bank Ltd. (The)	85,169
8,954	Sanken Electric Co. Ltd.	49,867
4,160	Sankyo Tateyama, Inc.	61,613
38,087	Sankyu, Inc.	216,419
2,152	Sanrio Co. Ltd.(b)	59,925
16,714	Sanwa Holdings Corp.	126,810
6,940	Sanyo Chemical Industries Ltd.	50,414
5,216	Sanyo Denki Co. Ltd.	33,722
13,860	Sanyo Shokai Ltd.	38,035
16,814	Sanyo Special Steel Co. Ltd.	73,963
1,572	Sato Holdings Corp.	37,316
1,407	Sawai Pharmaceutical Co. Ltd.	86,195
12,348	SCREEN Holdings Co. Ltd.	64,982
2,060	SCSK Corp.	73,824
5,032	Seibu Holdings, Inc.	115,387

1,784	Seikagaku Corp.	$27,229
14,278	Seiko Holdings Corp.(b)	76,521
4,016	Seiren Co. Ltd.	39,805
13,528	SENKO Co. Ltd.	89,535
14,010	Senshu Ikeda Holdings, Inc.	64,003
21,973	Seven Bank Ltd.	104,815
9,054	Shiga Bank Ltd. (The)	48,231
2,426	Shima Seiki Manufacturing Ltd.	37,850
16,096	Shimadzu Corp.	240,086
7,340	Shindengen Electric Manufacturing Co. Ltd.	34,124
7,872	Shinko Electric Industries Co. Ltd.	58,899
6,210	Shinmaywa Industries Ltd.	62,955
3,402	Ship Healthcare Holdings, Inc.	72,189
944	SHO-BOND Holdings Co. Ltd.	37,830
4,910	Shochiku Co. Ltd.	40,344
7,020	Showa Corp.	64,763
1,888	Siix Corp.	45,945
15,724	Sinfonia Technology Co. Ltd.	27,540
16,287	SKY Perfect JSAT Holdings, Inc.	81,898
3,150	Sodick Co. Ltd.	23,925
3,971	Sohgo Security Services Co. Ltd.	176,603
28,277	Sotetsu Holdings, Inc.	166,839
3,972	Square Enix Holdings Co. Ltd.	100,025
2,096	Star Micronics Co. Ltd.	32,110
2,620	Starts Corp., Inc.	45,022
2,158	Sugi Holdings Co. Ltd.	110,082
21,315	Sumitomo Bakelite Co. Ltd.	89,289
12,958	Sumitomo Dainippon Pharma Co. Ltd.	155,105
13,104	Sumitomo Forestry Co. Ltd.	155,689
70,064	Sumitomo Mitsui Construction Co. Ltd.	88,220
46,687	Sumitomo Osaka Cement Co. Ltd.	175,225
7,152	Sumitomo Riko Co. Ltd.	57,726
4,192	Sumitomo Seika Chemicals Co. Ltd.	28,726
13,342	Sumitomo Warehouse Co. Ltd. (The)	72,151
1,888	Sundrug Co. Ltd.	110,176
6,396	Suruga Bank Ltd.	137,476
47,891	SWCC Showa Holdings Co. Ltd.(a)	35,176
2,192	Sysmex Corp.	142,070
4,848	Tachi-S Co. Ltd.	67,186
6,278	Tadano Ltd.	101,344
5,216	Taihei Dengyo Kaisha Ltd.	54,015
3,282	Taikisha Ltd.	73,086
944	Taiyo Holdings Co. Ltd.	38,249
9,436	Taiyo Nippon Sanso Corp.	111,043
10,096	Taiyo Yuden Co. Ltd.	126,714
15,306	Takara Holdings, Inc.	126,134
5,402	Takara Standard Co. Ltd.	37,890
6,854	Takasago Thermal Engineering Co. Ltd.	91,280
7,780	Takata Corp.(a)(b)	78,871
5,616	Takuma Co. Ltd.	36,626
1,534	Tamron Co. Ltd.	32,093
8,388	Tamura Corp.	30,060
9,179	Tekken Corp.	25,041
2,108	Temp Holdings Co. Ltd.	87,284
4,260	T-Gaia Corp.	74,201
6,023	THK Co. Ltd.	116,867
24,400	Toa Corp.	41,358
8,290	Toagosei Co. Ltd.	64,503
32,087	Toda Corp.	147,104
6,662	Toei Co. Ltd.	47,749
5,172	Toho Co. Ltd.	122,563
31,194	Toho Gas Co. Ltd.	186,567
10,232	Toho Holdings Co. Ltd.	254,778
19,282	Toho Zinc Co. Ltd.	54,471
28,822	Tokai Carbon Co. Ltd.	83,980

Schedule of Investments

5,524	Tokai Rika Co. Ltd.	$139,109
13,454	Tokai Tokyo Financial Holdings, Inc.	102,945
730	Token Corp.	47,785
4,165	Tokyo Broadcasting System Holdings, Inc.	60,780
14,304	Tokyo Dome Corp.	60,266
2,280	Tokyo Ohka Kogyo Co. Ltd.	62,477
1,992	Tokyo Seimitsu Co. Ltd.	39,584
6,258	Tokyo Steel Manufacturing Co. Ltd.	42,934
11,464	Tokyo Tatemono Co. Ltd.	160,539
9,668	Tokyu Construction Co. Ltd.	74,834
9,976	Tomy Co. Ltd.	55,076
2,044	Topcon Corp.	45,946
4,978	Toppan Forms Co. Ltd.	67,622
2,420	Topre Corp.	46,937
21,454	Topy Industries Ltd.	50,564
11,794	Toshiba Machine Co. Ltd.	45,788
2,488	Toshiba Plant Systems & Services Corp.	29,319
14,570	Toshiba TEC Corp.	76,557
1,922	Totetsu Kogyo Co. Ltd.	37,821
524	Towa Pharmaceutical Co. Ltd.	40,137
6,968	Toyo Construction Co. Ltd.	26,602
20,040	Toyo Engineering Corp.	51,275
24,219	Toyo Ink SC Holdings Co. Ltd.	96,567
6,144	Toyo Tire & Rubber Co. Ltd.	135,035
10,683	Toyota Boshoku Corp.	194,095
2,072	TPR Co. Ltd.	60,791
2,114	transcosmos, Inc.	55,966
5,104	Trend Micro, Inc.	187,031
1,596	Trusco Nakayama Corp.	58,613
5,170	TS Tech Co. Ltd.	146,051
8,324	TSI Holdings Co. Ltd.	58,989
11,296	Tsubakimoto Chain Co.	96,462
4,940	Tsumura & Co.	103,748
1,892	Tsuruha Holdings, Inc.	166,301
2,612	TV Asahi Corp.	40,984
1,784	TV TOKYO Holdings Corp.	28,151
27,112	UACJ Corp.	64,117
1,832	UKC Holdings Corp.	38,697
5,012	Ulvac, Inc.	72,493
5,766	Unipres Corp.	110,671
1,544	United Arrows Ltd.	61,688
3,880	United Super Markets Holdings, Inc.(a)	36,421
182,754	Unitika Ltd.(a)	85,554
10,073	Ushio, Inc.	123,661
6,113	USS Co. Ltd.	107,512
4,871	Valor Co. Ltd.	119,716
10,274	Wacoal Holdings Corp.	131,353
7,352	Wacom Co. Ltd.(b)	27,237
3,498	Wakita & Co. Ltd.	33,626
1,826	Warabeya Nichiyo Co. Ltd.	49,152
3,040	WATAMI Co. Ltd.(a)(b)	25,003
1,208	Welcia Holdings Co. Ltd.	61,816
2,952	Xebio Co. Ltd.	55,897
41,636	Yahoo! Japan Corp.	182,480
2,572	Yakult Honsha Co. Ltd.	170,851
836	Yamabiko Corp.	33,705
3,330	Yamato Kogyo Co. Ltd.	78,268
1,651	Yaoko Co. Ltd.	81,687
11,357	YASKAWA Electric Corp.	134,841
3,206	Yokogawa Bridge Holdings Corp.	29,577
15,694	Yokogawa Electric Corp.	176,580
2,676	Yorozu Corp.	55,315
6,492	Yoshinoya Holdings Co. Ltd.	78,022
2,344	Yuasa Trading Co. Ltd.	55,301
11,774	Zensho Holdings Co. Ltd.(a)	114,134
17,279	Zeon Corp.	167,637

2,308	ZERIA Pharmaceutical Co. Ltd.	$33,792

		41,952,769

	Jersey Island - 0.2%
72,791	Centamin PLC	62,929
2,336	Randgold Resources Ltd.	140,783

		203,712

	Jordan - 0.1%
1,870	Hikma Pharmaceuticals PLC	69,889

	Luxembourg - 0.2%
383	Altice SA(a)	48,663
4,684	APERAM SA(a)	173,858
13,297	L’Occitane International SA	33,756

		256,277

	Macau - 0.1%
30,680	MGM China Holdings Ltd.	65,141
46,119	Wynn Macau Ltd.	95,304

		160,445

	Mexico - 0.1%
9,786	Fresnillo PLC	98,804

	Netherlands - 1.5%
4,683	Aalberts Industries NV	147,873
3,537	Arcadis NV	93,398
2,365	ASM International NV	107,093
6,659	BinckBank NV	63,573
1,511	Brunel International NV	29,808
6,261	Corbion NV	132,677
2,546	Eurocommercial Properties NV CVA	110,535
3,618	Euronext NV(c)	166,150
2,684	Koninklijke Ten Cate NV	72,890
2,799	Koninklijke Vopak NV	147,202
7,293	NSI NV REIT	32,867
4,258	OCI NV(a)	143,791
14,822	Royal Imtech NV(a)	47,376
2,182	TKH Group NV CVA	94,262
7,928	TomTom NV(a)	86,270
6,866	USG People NV	105,747
1,658	Vastned Retail NV REIT	75,884
1,852	Wereldhave NV REIT	110,187

		1,767,583

	New Zealand - 0.7%
39,343	Air New Zealand Ltd.	68,998
33,997	Auckland International Airport Ltd.	122,181
30,822	Chorus Ltd.(a)	58,763
16,023	Contact Energy Ltd.	52,688
13,187	Fisher & Paykel Healthcare Corp. Ltd.	65,701
27,809	Genesis Energy Ltd.	31,590
15,639	Infratil Ltd.	33,556
29,525	Kiwi Property Group Ltd.	27,067
45,299	Mighty River Power Ltd.	83,054
7,602	Ryman Healthcare Ltd.	42,420
27,732	Sky Network Television Ltd.	112,745
37,710	SKYCITY Entertainment Group Ltd.	110,724
12,082	Trade Me Ltd.	27,208
10,590	Z Energy Ltd.	40,803

		877,498

	Norway - 0.9%
19,944	Akastor ASA(a)	27,111
2,397	Aker ASA, Class A	50,129
109,282	Archer Ltd.(a)	28,501
2,579	Atea ASA	22,447
8,213	Austevoll Seafood ASA	42,738
3,728	BW LPG Ltd.(c)	30,704
46,450	BW Offshore Ltd.	28,000

Schedule of Investments

38,095	DNO ASA(a)	$35,593
10,029	Fred Olsen Energy ASA(a)	46,907
25,473	Kvaerner ASA	14,728
1,144	Leroy Seafood Group ASA	39,546
4,725	Nordic Semiconductor ASA(a)	30,313
32,624	Prosafe SE	95,518
579,920	REC Silicon ASA(a)(b)	104,657
2,910	Salmar ASA	46,180
2,107	Schibsted ASA, Class A	73,820
2,107	Schibsted ASA, Class B(a)	69,206
2,201	Stolt-Nielsen Ltd.	35,741
7,087	TGS Nopec Geophysical Co. ASA(b)	150,217
112,902	Vard Holdings Ltd.(a)	37,543

		1,009,599

	Peru - 0.0%
31,540	Hochschild Mining PLC(a)	38,267

	Portugal - 0.5%
10,160	Altri SGPS SA	43,453
39,820	Banco BPI SA(a)	45,359
10,129	CTT-Correios de Portugal SA	105,196
12,775	Mota-Engil SGPS SA	34,312
8,461	NOS SGPS SA	72,130
15,865	Portucel SA	60,911
16,811	REN - Redes Energeticas Nacionais SGPS SA	50,688
2,631	Semapa-Sociedade de Investimento e Gestao SGPS SA	35,798
104,668	Sonae SGPS SA	146,057

		593,904

	Russia - 0.2%
13,599	Polymetal International PLC	96,132
25,512	Polyus Gold International Ltd.	70,267
73,382	United Co. RUSAL PLC(a)	34,740

		201,139

	Singapore - 1.7%
31,517	Ascott Residence Trust REIT	28,792
74,155	Biosensors International Group Ltd.(a)	37,665
107,329	CapitaLand Commercial Trust REIT	111,777
22,939	CapitaLand Retail China Trust REIT	26,656
36,662	CDL Hospitality Trusts REIT	41,798
159,213	Ezra Holdings Ltd.(a)	15,592
21,382	First Resources Ltd.	29,691
26,012	Frasers Centrepoint Trust REIT	39,162
28,096	Frasers Commercial Trust REIT	29,876
232,049	Genting Singapore PLC	149,239
43,296	Hyflux Ltd.	26,579
74,945	Keppel REIT	58,880
15,554	M1 Ltd.	35,580
58,372	Mapletree Commercial Trust REIT	58,231
100,945	Mapletree Greater China Commercial Trust REIT(c)	72,299
64,756	Mapletree Industrial Trust REIT	72,172
78,854	Mapletree Logistics Trust REIT	63,968
125,798	Neptune Orient Lines Ltd.(a)	85,502
54,240	Olam International Ltd.	72,938
31,041	SATS Ltd.	85,299
12,936	SIA Engineering Co. Ltd.	34,129
21,889	Singapore Exchange Ltd.	127,498
48,715	Singapore Post Ltd.	69,603
30,511	SMRT Corp. Ltd.	30,883
52,027	Starhill Global REIT	33,080
32,171	StarHub Ltd.	90,050
118,775	Suntec REIT	148,002
218,733	Swiber Holdings Ltd.(a)	23,819
34,070	United Engineers Ltd.	62,000

27,645	UOL Group Ltd.	$135,366
8,365	Venture Corp. Ltd.	47,990
44,697	Wing Tai Holdings Ltd.	61,576

		2,005,692

	South Africa - 0.0%
11,089	Petra Diamonds Ltd.(a)	26,009

	South Korea - 7.3%
399	Amorepacific Corp.	140,144
560	AMOREPACIFIC Group	93,082
12,702	Asiana Airlines, Inc.(a)	64,587
418	Binggrae Co. Ltd.	29,399
480	Celltrion, Inc.(a)	31,955
373	Cheil Industries, Inc.(a)	53,393
3,159	Cheil Worldwide, Inc.(a)	51,563
549	CJ CheilJedang Corp.	192,829
1,364	CJ E&M Corp.(a)	86,259
252	CJ O Shopping Co. Ltd.	43,739
1,420	Coway Co. Ltd.	118,682
3,560	Daeduck Electronics Co.	21,996
1,234	Daesang Corp.	37,490
16,982	Daewoo Engineering & Construction Co. Ltd.(a)	100,137
5,821	Daewoo International Corp.	102,974
12,450	Daewoo Securities Co. Ltd.	154,275
3,384	Daishin Securities Co. Ltd.	30,944
2,309	Daishin Securities Co. Ltd. (Preference Shares)	14,030
2,315	Daou Technology, Inc.	59,450
13,250	DGB Financial Group, Inc.	126,821
3,346	Dongbu Insurance Co. Ltd.	158,700
8,574	Dongkuk Steel Mill Co. Ltd.(a)	44,257
1,504	Doosan Corp.	131,744
5,103	Doosan Engine Co. Ltd.(a)	22,590
5,241	Eusu Holdings Co. Ltd.(a)	42,281
356	Fila Korea Ltd.	31,184
1,613	Green Cross Holdings Corp.	56,586
6,884	GS Engineering & Construction Corp.(a)	153,546
156	GS Home Shopping, Inc.	27,050
1,546	GS Retail Co. Ltd.	68,967
463	Halla Holdings Corp.	20,377
1,596	Halla Visteon Climate Control Corp.	49,579
250	Hanil Cement Co. Ltd.	26,920
18,346	Hanjin Heavy Industries & Construction Co. Ltd.(a)	71,023
15,389	Hanjin Shipping Co. Ltd.(a)	66,546
1,017	Hanjin Transportation Co. Ltd.	41,631
11,999	Hansol Holdings Co. Ltd.(a)	91,775
14,207	Hanwha Chemical Corp.	250,715
22,023	Hanwha Life Insurance Co. Ltd.	156,212
4,703	Hanwha Techwin Co. Ltd.(a)	153,129
2,817	Hite Jinro Co. Ltd.	53,805
678	Hotel Shilla Co. Ltd.	73,006
1,372	Huchems Fine Chemical Corp.	26,674
2,537	Hyundai Corp.	62,875
1,043	Hyundai Department Store Co. Ltd.	131,472
3,327	Hyundai Development Co.-Engineering & Construction	199,026
589	Hyundai Glovis Co. Ltd.	98,154
2,677	Hyundai Greenfood Co. Ltd.	55,249
6,786	Hyundai Marine & Fire Insurance Co. Ltd.	183,836
8,877	Hyundai Merchant Marine Co. Ltd.(a)	47,490
1,763	Hyundai Mipo Dockyard Co. Ltd.(a)	81,660
2,793	Hyundai Rotem Co. Ltd.(a)	41,890
15,106	Hyundai Securities Co. Ltd.	110,763
1,119	Hyundai Wia Corp.	102,323

Schedule of Investments

1,675	iMarketKorea, Inc.	$43,874
4,716	Kangwon Land, Inc.	171,890
6,137	KB Insurance Co. Ltd.	147,898
351	KCC Corp.	146,831
1,529	Kolon Corp.	80,360
3,122	Kolon Industries, Inc.	145,941
1,001	Korea Aerospace Industries Ltd.	83,406
2,050	Korea Investment Holdings Co. Ltd.	108,969
7,646	Korean Reinsurance Co.	96,380
3,174	Kumho Industrial Co. Ltd.(a)	49,909
1,783	Kumho Petrochemical Co. Ltd.	92,186
19,582	Kumho Tire Co., Inc.(a)	112,959
1,576	LF Corp.	47,139
379	LG Hausys Ltd.	57,329
176	LG Household & Health Care Ltd.	128,900
1,115	LG Innotek Co. Ltd.	77,754
39	Lotte Chilsung Beverage Co. Ltd.	74,924
38	Lotte Confectionery Co. Ltd.	63,228
1,352	LOTTE Hi-mart Co. Ltd.	74,177
2,431	LS Corp.	81,438
987	LS Industrial Systems Co. Ltd.	44,030
3,089	Meritz Financial Group, Inc.	42,105
6,167	Meritz Fire & Marine Insurance Co. Ltd.	85,642
1,538	Mirae Asset Securities Co. Ltd.	57,766
230	Naver Corp.	102,799
298	NCSOFT Corp.	55,900
7,456	NH Investment & Securities Co. Ltd.	69,134
480	NHN Entertainment Corp.(a)	23,300
270	Nongshim Co. Ltd.	71,645
77	Orion Corp.	75,937
14,494	Pan Ocean Co. Ltd.(a)	53,757
3,475	Poongsan Corp.	78,103
726	S1 Corp.	52,303
3,575	Samsung Card Co. Ltd.	117,929
5,043	Samsung Engineering Co. Ltd.(a)	125,843
1,622	Samsung Fine Chemicals Co. Ltd.	47,614
452	Samsung SDS Co. Ltd.	113,179
3,638	Samsung Securities Co., Ltd.	163,534
1,285	Seah Besteel Corp.	36,349
507	SeAH Steel Corp.	29,723
2,048	Seoul Semiconductor Co. Ltd.(a)	27,741
722	Shinsegae Co. Ltd.	128,339
3,021	SK Chemicals Co. Ltd.	182,786
713	SK Gas Co. Ltd.	51,488
2,175	SKC Co. Ltd.	66,264
5,706	Ssangyong Cement Industrial Co. Ltd.(a)	97,770
2,979	Ssangyong Motor Co.(a)	22,912
5,417	Sungwoo Hitech Co. Ltd.	41,710
4,332	Taihan Electric Wire Co. Ltd.(a)	16,659
5,418	Tongyang Life Insurance	70,610
27	Young Poong Corp.	31,427
921	Youngone Corp.	45,887
12,004	Yuanta Securities Korea Co. Ltd.(a)	56,011

		8,658,472

	Spain - 1.7%
9,059	Acerinox SA	111,098
2,764	Almirall SA	54,633
4,164	Applus Services SA	46,926
2,975	Bolsas y Mercados Espanoles	123,753
2,208	CIE Automotive SA	35,153
4,374	Compania de Distribucion Integral Logista Holdings SA	86,794
172	Construcciones y Auxiliar de Ferrocarriles SA	49,219
5,938	Duro Felguera SA	23,815
7,541	Ebro Foods SA	151,470

12,556	EDP Renovaveis SA	$92,516
15,732	Ence Energia y Celulosa SA	57,185
2,934	Grifols SA	130,281
2,754	Grupo Catalana Occidente SA	85,958
90,645	Liberbank SA(a)	63,495
9,950	Mediaset Espana Comunicacion SA	125,818
4,656	Melia Hotels International SA	67,440
12,281	NH Hotel Group SA(a)	74,899
5,778	Obrascon Huarte Lain SA	96,651
5,661	Promotora de Informaciones SA, Class A(a)	52,057
13,334	Prosegur Compania de Seguridad SA	71,009
16,703	Sacyr SA(a)	58,002
2,614	Tecnicas Reunidas SA	133,891
1,846	Viscofan SA	110,992
9,216	Zardoya Otis SA	101,721

		2,004,776

	Sweden - 2.3%
1,222	AAK AB	83,292
2,711	AF AB, Class B	38,173
915	Avanza Bank Holding AB	38,199
7,860	Axfood AB	134,462
813	Axis Communications AB(a)	32,319
4,832	Betsson AB, Class B(a)	81,309
6,584	BillerudKorsnas AB	101,730
9,498	Castellum AB	136,233
14,075	Elekta AB, Class B	94,048
6,660	Fabege AB	93,041
2,699	Fastighets AB Balder, Class B(a)	45,228
185	Fastighets AB Balder (Preference Shares)	7,277
2,076	Haldex AB	25,601
5,072	HEXPOL AB, Class B	54,740
4,763	Holmen AB, Class B	136,746
4,915	Hufvudstaden AB, Class A	63,964
2,583	ICA Gruppen AB	94,821
1,392	Indutrade AB	68,501
1,608	Intrum Justitia AB	55,035
2,376	JM AB	63,311
13,329	Klovern AB, Class B	12,901
581	Klovern AB (Preference Shares)	20,834
11,940	Kungsleden AB	80,408
1,682	L E Lundbergforetagen AB, Class B	77,162
4,151	Lindab International AB	31,440
2,917	Loomis AB, Class B	82,046
7,964	Lundin Petroleum AB(a)	116,181
4,373	Modern Times Group AB, Class B	124,835
1,940	NIBE Industrier AB, Class B	54,973
3,243	Nobia AB	38,271
17,280	Peab AB, Class B	131,584
24,233	Ratos AB, Class B	152,597
3,397	Saab AB, Class B	82,514
32,332	SAS AB(a)(b)	57,686
1,734	SAS AB (Preference Shares)	100,092
6,166	Wallenstam AB, Class B	44,904
3,119	Wihlborgs Fastigheter AB	54,103

		2,710,561

	Switzerland - 3.2%
2,288	AFG Arbonia-Forster Holding AG(a)	39,994
439	Allreal Holding AG	63,080
2,026	Ascom Holding AG	36,995
320	Autoneum Holding AG	66,457
176	Banque Cantonale Vaudoise	114,727
88	Barry Callebaut AG	98,978
16	Belimo Holding AG	36,708
354	Bucher Industries AG	86,704
114	Burckhardt Compression Holding AG	43,354
1,102	Cembra Money Bank AG	67,420

Schedule of Investments

1,537	DKSH Holding AG	$115,943
1,189	Dufry AG(a)	165,898
151	Emmi AG	50,276
192	EMS-CHEMIE HOLDING AG	94,192
133	Flughafen Zuerich AG	109,738
48	Forbo Holding AG	58,833
199	Galenica AG	227,967
5,346	GAM Holding AG	112,638
3,659	Gategroup Holding AG	135,913
267	Georg Fischer AG	178,908
1,295	Implenia AG	78,150
157	Kaba Holding AG	100,953
2,898	Kudelski SA	46,134
306	Kuoni Reisen Holding AG, Class B	85,407
5,911	Logitech International SA	85,488
6,630	Meyer Burger Technology AG(a)(b)	57,394
298	Mobimo Holding AG	63,749
8,312	OC Oerlikon Corp. AG	102,484
817	Panalpina Welttransport Holding AG	102,178
416	Partners Group Holding AG	140,023
1,669	PSP Swiss Property AG	150,646
393	Rieter Holding AG	59,578
84,749	Schmolz + Bickenbach AG(a)	71,425
49	Schweiter Technologies AG	38,594
802	SFS Group AG	57,119
1,219	Sonova Holding AG	174,523
198	Straumann Holding AG	58,920
1,929	Swiss Prime Site AG	154,545
296	Tecan Group AG	36,465
450	Valiant Holding AG	44,995
315	Valora Holding AG	61,650
1,287	Vontobel Holding AG	68,963
818	Zehnder Group AG	31,023

		3,775,129

	United Kingdom—9.9%
22,122	AA PLC(a)	126,003
13,290	Acacia Mining PLC	49,794
811,379	Afren PLC(a)	0
7,446	Alent PLC	55,193
10,129	ARM Holdings PLC	159,170
21,080	Ashmore Group PLC	87,600
2,898	Aveva Group PLC	99,717
9,421	Babcock International Group PLC	145,765
28,392	BBA Aviation PLC	131,544
27,740	Beazley PLC	146,271
4,061	Bellway PLC	152,790
9,609	Berendsen PLC	153,397
1,833	Betfair Group PLC	79,633
5,138	Big Yellow Group PLC REIT	56,486
7,968	Bodycote PLC	85,049
4,856	Bovis Homes Group PLC	86,614
7,430	Brewin Dolphin Holdings PLC	36,534
10,080	Britvic PLC	107,985
4,265	BTG PLC(a)	43,527
40,488	Cairn Energy PLC(a)	101,975
16,258	Capital & Counties Properties PLC	117,035
8,097	Chemring Group PLC	29,819
5,847	Cineworld Group PLC	46,671
6,413	Close Brothers Group PLC	145,409
5,035	Countrywide PLC	40,936
7,261	Crest Nicholson Holdings PLC	61,866
4,117	Croda International PLC	195,307
3,963	CSR PLC	55,535
12,537	Daily Mail & General Trust PLC NV, Class A	157,099
10,664	Dairy Crest Group PLC	96,186

9,763	De La Rue PLC	$77,014
2,763	Derwent London PLC REIT	156,729
1,052	Dignity PLC	40,171
18,438	Dixons Carphone PLC	131,145
3,245	Domino’s Pizza Group PLC	45,448
2,870	Dunelm Group PLC	40,084
42,594	Electrocomponents PLC	132,471
17,416	Elementis PLC	69,847
192,676	EnQuest PLC(a)	106,738
27,038	Enterprise Inns PLC(a)	47,467
10,700	Entertainment One Ltd.	55,719
6,015	Essentra PLC	85,651
10,452	esure Group PLC	44,038
23,413	Fenner PLC	61,015
31,424	Ferrexpo PLC	28,319
803	Fidessa Group PLC	30,074
4,238	Galliford Try PLC	117,388
12,157	Genel Energy PLC(a)	70,477
2,022	Genus PLC	45,468
2,670	Go-Ahead Group PLC	106,247
13,266	Grainger PLC	49,456
10,032	Great Portland Estates PLC REIT	130,327
5,436	Greggs PLC	114,943
16,393	Halfords Group PLC	139,162
10,536	Halma PLC	124,462
32,954	Hansteen Holdings PLC REIT	62,635
3,058	Hargreaves Lansdown PLC	57,169
6,568	HellermannTyton Group PLC	48,336
39,107	Henderson Group PLC	174,231
11,511	Hiscox Ltd.	166,247
7,283	HomeServe PLC	49,552
11,332	Howden Joinery Group PLC	87,640
14,214	Hunting PLC	113,899
15,849	IG Group Holdings PLC	185,122
48,020	Indivior PLC(a)	197,679
13,678	International Personal Finance PLC	85,165
9,879	Interserve PLC	99,511
12,286	ITE Group PLC	35,373
3,545	J D Wetherspoon PLC	39,581
4,373	Jardine Lloyd Thompson Group PLC	71,039
15,440	Jupiter Fund Management PLC	113,146
5,798	Keller Group PLC	95,726
5,266	Kier Group PLC	118,580
14,908	Laird PLC	91,683
22,414	LondonMetric Property PLC REIT	56,593
71,974	Lonmin PLC(a)	58,573
40,883	Marston’s PLC	99,589
15,449	Merlin Entertainments PLC(c)	100,169
10,763	Michael Page International PLC	92,040
3,306	Micro Focus International PLC	72,123
18,772	Mitchells & Butlers PLC(a)	110,789
32,807	Mitie Group PLC	164,849
14,856	Moneysupermarket.com Group PLC	67,995
13,658	Morgan Advanced Materials PLC	75,577
9,265	N Brown Group PLC	46,034
21,679	National Express Group PLC	102,539
4,235	Northgate PLC	36,216
5,318	Ocado Group PLC(a)	32,946
27,094	Ophir Energy PLC(a)	49,172
2,697	Oxford Instruments PLC	38,551
19,303	Pace PLC	109,645
12,622	Paragon Group of Cos. PLC (The)	80,638
11,265	Pets at Home Group PLC	50,803
7,519	Playtech PLC	106,363
5,946	Poundland Group PLC	31,288
24,301	Premier Farnell PLC	51,422

Schedule of Investments

76,155	Premier Foods PLC(a)	$46,942
59,811	Premier Oil PLC(a)	124,976
38,541	QinetiQ Group PLC	142,660
5,103	Redrow PLC	37,133
23,532	Regus PLC	103,115
743	Renishaw PLC	24,291
6,180	Restaurant Group PLC (The)	65,048
809	Rightmove PLC	46,003
26,082	Rotork PLC	87,059
10,029	RPC Group PLC	106,578
8,357	RPS Group PLC	27,908
5,643	Savills PLC	86,254
3,187	Schroders PLC	157,306
14,856	Senior PLC	67,485
8,220	Shaftesbury PLC REIT	119,935
46,426	SIG PLC	151,488
11,803	Soco International PLC	29,101
4,787	Spectris PLC	145,891
2,569	Spirax-Sarco Engineering PLC	132,936
8,595	Spire Healthcare Group PLC(c)	51,853
29,246	Spirent Communications PLC	42,672
7,729	Sports Direct International PLC(a)	95,524
13,453	SSP Group PLC	65,290
4,983	St. Modwen Properties PLC	37,029
28,878	Stagecoach Group PLC	176,201
10,386	SVG Capital PLC(a)	77,974
1,647	Synergy Health PLC	44,720
8,618	Synthomer PLC	43,237
28,509	TalkTalk Telecom Group PLC	134,088
4,607	Telecity Group PLC	78,722
2,327	Telecom Plus PLC	44,084
13,220	Tullett Prebon PLC	83,654
17,507	UBM PLC	145,204
3,299	Ultra Electronics Holdings PLC	89,834
5,650	Unite Group PLC (The)	55,634
5,981	Vesuvius PLC	38,183
2,022	Victrex PLC	61,087
3,865	WH Smith PLC	95,355
3,475	Workspace Group PLC REIT	52,845
5,635	WS Atkins PLC	138,233

		11,780,530

	United States - 0.1%
17,185	Alacer Gold Corp.(a)	35,402
33,355	Samsonite International SA	108,855

		144,257

	Total Common Stocks and Other Equity Interests (Cost $111,002,863)	118,760,294

	Rights - 0.0%
	Austria - 0.0%
24,553	Immofinanz AG, expiring 12/31/49(a) (Cost $0)	0

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $111,002,863)-99.9%	118,760,294

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 2.1%
2,439,043	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(d)(e) (Cost $2,439,043)	2,439,043

Total Investments (Cost $113,441,906)(f)-102.0%	$121,199,337
Other assets less liabilities-(2.0)%	(2,339,081)

Net Assets-100.0%	$118,860,256

Investment Abbreviations:

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

RSP - Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2015.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $661,340, which represented 0.56% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$2,318,335	$(2,318,335)	$—

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $115,866,542. The net unrealized appreciation was $5,332,795, which consisted of aggregate gross unrealized appreciation of $19,566,380 and aggregate gross unrealized depreciation of $14,233,585.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Brazil - 18.1%
22,100	AES Tiete SA	$115,578
33,900	AES Tiete SA (Preference Shares)	181,860
452,350	Ambev SA	2,580,500
134,548	Banco Bradesco SA	1,090,978
552,851	Banco Bradesco SA (Preference Shares)	4,421,187
545,358	Banco do Brasil SA	3,525,143
70,100	Banco do Estado do Rio Grande do SUL SA (Preference Shares), Class B	203,236
31,000	BB Seguridade Participacoes SA	293,074
374,885	BM&F BOVESPA SA	1,147,321
77,500	BR Malls Participacoes SA	291,938
95,309	Braskem SA (Preference Shares), Class A	350,363
78,200	BRF SA	1,647,559
114,800	CCR SA	512,204
257,210	Centrais Eletricas Brasileiras SA(a)	436,569
186,200	Centrais Eletricas Brasileiras SA (Preference Shares), Class B	466,148
60,821	CESP - Companhia Energetica de Sao Paulo (Preference Shares), Class B	341,079
32,179	Cia Brasileira de Distribuicao (Preference Shares)	707,490
642,682	Cia Siderurgica Nacional SA	815,775
58,560	Cielo SA	750,701
143,492	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP	734,864
51,680	Companhia Energetica de Minas Gerais - CEMIG	149,378
433,023	Companhia Energetica de Minas Gerais (Preference Shares) - CEMIG	1,198,311
10,500	Copel - Companhia Paranaense de Energia	72,611
48,908	Copel - Companhia Paranaense de Energia (Preference Shares), Class B	505,819
104,490	CPFL Energia SA	590,566
89,900	Cyrela Brazil Realty SA Empreendimentos e Participacoes	245,092
130,641	EDP - Energias do Brasil SA	499,777
99,567	Embraer SA	697,589
39,455	Fibria Celulose SA	526,722
449,617	Gerdau SA (Preference Shares)	777,645
51,200	Grupo BTG Pactual	386,036
735,216	Itau Unibanco Holding SA (Preference Shares)	6,483,048
407,853	Itausa - Investimentos Itau SA (Preference Shares)	1,004,314
167,482	JBS SA	756,584
66,200	Klabin SA	411,997
13,075	Lojas Americanas SA	51,169
46,900	Lojas Americanas SA (Preference Shares)	237,026
13,300	Lojas Renner SA	424,547
181,100	Marfrig Global Foods SA(a)	281,903
123,170	Metalurgica Gerdau SA (Preference Shares)	126,375
45,000	Natura Cosmeticos SA	335,859

146,612	Oi SA(a)	$214,895
372,308	Oi SA (Preference Shares)(a)	528,244
3,015,662	Petroleo Brasileiro SA(a)	10,237,117
3,515,147	Petroleo Brasileiro SA (Preference Shares)(a)	10,819,800
28,800	Porto Seguro SA	328,672
50,075	Souza Cruz SA	356,562
71,100	Sul America SA	360,164
78,443	Telefonica Brasil SA (Preference Shares)	1,037,782
156,166	Tim Participacoes SA	429,871
50,254	Tractebel Energia SA	534,029
70,996	Ultrapar Participacoes SA	1,462,481
48,384	Usinas Siderurgicas de Minas Gerais SA	137,156
132,632	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A	152,801
780,123	Vale SA	4,086,713
1,179,627	Vale SA (Preference Shares)	5,066,042

		72,128,264

	Chile - 1.1%
4,122,056	Banco de Chile	442,888
12,293,155	Banco Santander Chile	621,433
154,881	Cencosud SA	332,450
493,947	Empresa Nacional de Electricidad SA	676,046
31,695	Empresas COPEC SA	318,255
3,493,704	Enersis SA	1,056,024
67,359	LATAM Airlines Group SA(a)	425,303
47,974	S.A.C.I. Falabella	313,376
12,359	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	169,054

		4,354,829

	China - 24.5%
735,882	Agile Property Holdings Ltd.	424,312
5,114,990	Agricultural Bank of China Ltd., H-Shares	2,309,310
674,932	Aluminum Corp. of China Ltd., H-Shares(a)	235,938
136,527	Anhui Conch Cement Co. Ltd., H-Shares	424,429
13,927,749	Bank of China Ltd., H-Shares	7,617,566
1,575,075	Bank of Communications Co. Ltd., H- Shares	1,385,655
56,985	Beijing Enterprises Holdings Ltd.	419,359
658,137	Belle International Holdings Ltd.	684,259
1,234,394	China CITIC Bank Corp. Ltd., H-Shares(a)	880,539
1,084,273	China Coal Energy Co. Ltd., H-Shares	530,087
747,197	China Communications Construction Co. Ltd., H-Shares	959,984
16,517,718	China Construction Bank Corp., H-Shares	13,487,243
448,695	China Life Insurance Co. Ltd., H-Shares	1,652,444
388,039	China Longyuan Power Group Corp., H- Shares	443,985
750,614	China Merchants Bank Co. Ltd., H-Shares	1,941,335
133,332	China Merchants Holdings International Co. Ltd.	487,592
893,503	China Minsheng Banking Corp. Ltd., H- Shares	1,006,189
761,107	China Mobile Ltd.	9,965,089
1,100,306	China National Building Material Co. Ltd., H-Shares	833,146
208,509	China Oilfield Services Ltd., H-Shares	255,785
448,262	China Overseas Land & Investment Ltd.	1,413,775
197,780	China Pacific Insurance (Group) Co. Ltd., H-Shares	829,154
8,419,863	China Petroleum & Chemical Corp. (Sinopec), H-Shares	6,386,336
443,816	China Railway Construction Corp. Ltd., H- Shares	575,931
793,628	China Railway Group Ltd., H-Shares	677,711
307,452	China Resources Enterprise Ltd.	995,452

Schedule of Investments

224,397	China Resources Land Ltd.	$629,573
318,833	China Resources Power Holdings Co. Ltd.	820,083
797,008	China Shenhua Energy Co. Ltd., H-Shares	1,517,464
3,312,749	China Telecom Corp. Ltd., H-Shares	1,854,589
1,160,467	China Unicom (Hong Kong) Ltd.	1,637,644
160,826	China Vanke Co. Ltd., H-Shares	382,549
565,562	Chongqing Rural Commercial Bank Co. Ltd. H-Shares	404,895
247,679	CITIC Ltd.	443,454
3,927,358	CNOOC Ltd.	4,868,479
271,717	COSCO Pacific Ltd.	354,705
1,275,271	Country Garden Holdings Co. Ltd.	500,087
625,735	Datang International Power Generation Co. Ltd., H-Shares	270,399
461,653	Dongfeng Motor Group Co. Ltd., H-Shares	531,786
58,127	ENN Energy Holdings Ltd.	386,149
1,918,837	Evergrande Real Estate Group Ltd.	1,269,769
1,625,386	GCL-Poly Energy Holdings Ltd.(a)	329,174
3,622,153	GOME Electrical Appliances Holding Ltd.	630,769
55,188	Great Wall Motor Co. Ltd., H-Shares	182,600
359,945	Greentown China Holdings Ltd.(a)	355,195
395,454	Guangzhou R&F Properties Co. Ltd., H- Shares(a)	395,337
43,690	Hengan International Group Co. Ltd.	488,337
720,358	Huaneng Power International, Inc., H- Shares	880,899
15,155,340	Industrial & Commercial Bank of China Ltd., H-Shares	10,439,420
337,329	Jiangxi Copper Co. Ltd., H-Shares	456,891
474,323	Kunlun Energy Co. Ltd.	452,156
806,326	Lenovo Group Ltd.	874,734
600,561	People’s Insurance Co. Group of China Ltd. (The), H-Shares	311,424
3,480,322	PetroChina Co. Ltd., H-Shares	3,452,353
301,775	PICC Property & Casualty Co. Ltd., H- Shares	628,284
353,358	Ping An Insurance (Group) Co. of China Ltd., H-Shares	2,032,915
665,815	Poly Property Group Co. Ltd.	251,646
249,879	Shimao Property Holdings Ltd.	447,392
145,996	Sinopharm Group Co. Ltd., H-Shares	561,212
53,841	Tencent Holdings Ltd.	1,004,965
428,929	Yanzhou Coal Mining Co. Ltd., H-Shares	246,215
1,548,183	Yuexiu Property Co. Ltd.	305,551

		97,421,699

	India - 6.9%
16,240	Axis Bank Ltd. GDR(b)	736,484
9,935	Gail India Ltd. GDR(b)	328,849
12,741	HDFC Bank Ltd. ADR	795,930
133,726	ICICI Bank Ltd. ADR	1,346,621
152,518	Infosys Ltd. ADR	2,579,079
30,823	Larsen & Toubro Ltd. GDR(b)	849,174
42,429	Mahindra & Mahindra Ltd. GDR(b)	907,981
158,782	PowerShares India Portfolio(c)	3,472,562
305,364	Reliance Industries Ltd. GDR(b)	9,512,089
15,128	Reliance Infrastructure Ltd. GDR(b)	293,483
80,018	State Bank of India GDR(b)	3,348,753
33,947	Tata Motors Ltd. ADR	1,006,868
410,924	Tata Steel Ltd. GDR(b)	1,610,822
47,789	Vedanta Ltd. ADR	384,701
29,378	Wipro Ltd. ADR	363,112

		27,536,508

	Indonesia - 1.7%
3,951,038	PT Adaro Energy Tbk	172,324
2,351,127	PT Astra International Tbk	1,155,793
645,186	PT Bank Central Asia Tbk	624,797

903,743	PT Bank Mandiri Persero Tbk	$636,345
802,377	PT Bank Negara Indonesia (Persero) Tbk	282,337
989,484	PT Bank Rakyat Indonesia (Persero) Tbk	731,461
732,745	PT Indofood Sukses Makmur Tbk	330,419
1,421,681	PT Perusahaan Gas Negara Persero Tbk	420,383
347,214	PT Semen Indonesia (Persero) Tbk	259,239
7,199,874	PT Telekomunikasi Indonesia Persero Tbk	1,564,785
300,539	PT United Tractors Tbk	448,781

		6,626,664

	Malaysia - 2.8%
275,500	AMMB Holdings Bhd	402,679
571,500	Axiata Group Bhd	951,877
721,100	CIMB Group Holdings Bhd	1,014,386
347,800	DiGi.Com Bhd	491,076
173,900	Genting Bhd	370,126
183,500	IJM Corp. Bhd	326,265
336,600	IOI Corp. Bhd	373,169
791,400	Malayan Banking Bhd	1,903,747
360,500	Maxis Bhd	628,719
205,800	MISC Bhd	419,725
217,100	Petronas Chemicals Group Bhd	363,867
59,100	Petronas Gas Bhd	341,202
323,000	Public Bank Bhd	1,604,654
419,400	SapuraKencana Petroleum Bhd	268,670
286,200	Sime Darby Bhd	652,547
165,000	Telekom Malaysia Bhd	282,586
163,900	Tenaga Nasional Bhd	522,834
124,300	UMW Holdings Bhd	325,010

		11,243,139

	Mexico - 4.5%
424,544	Alfa SAB de CV, Class A	848,505
4,788,188	America Movil SAB de CV, Series L	4,683,285
2,982,451	Cemex SAB de CV(a)	2,555,961
49,581	Coca-Cola Femsa SAB de CV, Series L	376,941
344,816	Empresas ICA SAB de CV(a)	219,962
115,954	Fibra Uno Administracion SA de CV REIT	280,096
182,263	Fomento Economico Mexicano SAB de CV	1,662,107
109,710	Grupo Bimbo SAB de CV(a)	296,034
223,864	Grupo Financiero Banorte SAB de CV, Class O	1,184,924
166,761	Grupo Financiero Inbursa SAB de CV, Class O	380,758
324,264	Grupo Financiero Santander Mexico SAB de CV, Series B	579,874
492,609	Grupo Mexico SAB de CV, Series B	1,354,744
180,609	Grupo Televisa SAB, Series CPO	1,267,341
152,193	Mexichem SAB de CV	448,286
156,487	OHL Mexico SAB de CV(a)	257,181
580,557	Wal-Mart de Mexico SAB de CV	1,418,326

		17,814,325

	Poland - 2.0%
19,506	Bank Pekao SA	826,677
60,876	Energa SA	330,216
53,929	KGHM Polska Miedz SA	1,364,291
227,813	Orange Polska SA	493,208
204,233	PGE Polska Grupa Energetyczna SA	963,720
69,697	Polski Koncern Naftowy Orlen SA	1,413,150
177,145	Powszechna Kasa Oszczednosci Bank Polski SA	1,378,384
9,298	Powszechny Zaklad Ubezpieczen SA	1,068,518

		7,838,164

	Russia - 11.9%
2,839,040	Gazprom PAO ADR	13,201,536
232,816	LUKOIL PJSC ADR	9,638,583
19,157	Magnit PJSC GDR(b)	1,039,267

Schedule of Investments

29,324	MegaFon PJSC GDR(b)	$363,618
90,726	MMC Norilsk Nickel PJSC ADR	1,402,624
243,776	Mobile TeleSystems PJSC (MBT) ADR	1,998,963
11,987	NovaTek OAO GDR(b)	1,195,703
556,177	Rosneft Oil Co. OAO GDR(b)	2,146,843
337,139	RusHydro JSC ADR	301,065
1,371,212	Sberbank of Russia ADR	6,763,503
39,030	Severstal PAO GDR(b)	440,258
80,285	Sistema JSFC GDR(b)	681,620
658,969	Surgutneftegas OAO ADR	3,723,175
52,943	TATNEFT PJSC ADR	1,558,113
28,589	Uralkali PJSC GDR(a)(b)	379,090
1,149,653	VTB Bank JSC GDR(b)	2,709,732

		47,543,693

	South Africa - 8.3%
379,526	African Bank Investments Ltd.(a)	0
29,225	African Rainbow Minerals Ltd.	161,471
99,901	AngloGold Ashanti Ltd.(a)	603,032
67,223	Barclays Africa Group Ltd.	992,015
46,537	Barloworld Ltd.	331,959
55,838	Bidvest Group Ltd. (The)	1,362,647
31,975	Exxaro Resources Ltd.	189,843
336,087	FirstRand Ltd.	1,458,144
25,430	Foschini Group Ltd. (The)	290,318
300,848	Gold Fields Ltd.	816,918
253,925	Growthpoint Properties Ltd. REIT	557,882
167,061	Harmony Gold Mining Co. Ltd.(a)	158,891
144,897	Impala Platinum Holdings Ltd.(a)	522,649
47,155	Imperial Holdings Ltd.	636,109
43,761	Investec Ltd.	398,001
29,218	Kumba Iron Ore Ltd.	251,469
29,621	Liberty Holdings Ltd.	333,844
86,463	Life Healthcare Group Holdings Ltd.	256,367
23,058	Massmart Holdings Ltd.	245,803
28,728	Mediclinic International Ltd.	256,519
147,349	MMI Holdings Ltd.	343,935
14,993	Mondi Ltd.	359,799
14,480	Mr. Price Group Ltd.	289,439
315,244	MTN Group Ltd.	5,271,973
94,286	Nampak Ltd.	238,387
7,139	Naspers Ltd., Class N	1,001,508
35,813	Nedbank Group Ltd.	716,572
140,656	Netcare Ltd.	450,273
393,922	Redefine Properties Ltd. REIT	359,048
30,270	Remgro Ltd.	628,552
207,825	Sanlam Ltd.	1,100,647
97,346	Sappi Ltd.(a)	320,500
124,281	Sasol Ltd.	4,322,303
53,311	Shoprite Holdings Ltd.	710,701
150,667	Sibanye Gold Ltd.	198,827
29,825	Spar Group Ltd. (The)	467,740
238,964	Standard Bank Group Ltd.	2,884,159
188,485	Steinhoff International Holdings Ltd.	1,143,877
81,657	Telkom SA SOC Ltd.	397,897
17,762	Tiger Brands Ltd.	401,049
52,569	Truworths International Ltd.	356,446
60,969	Vodacom Group Ltd.	708,220
77,528	Woolworths Holdings Ltd.	610,233

		33,105,966

	Taiwan - 13.6%
1,022,571	Acer, Inc.(a)	424,297
757,811	Advanced Semiconductor Engineering, Inc.	876,110
174,738	Asustek Computer, Inc.	1,577,382
2,816,000	AU Optronics Corp.	900,863
57,000	Catcher Technology Co. Ltd.	628,288

935,440	Cathay Financial Holding Co. Ltd.	$1,511,092
209,894	Cheng Shin Rubber Industry Co. Ltd.	405,541
1,988,081	China Development Financial Holding Corp.	654,896
519,700	China Life Insurance Co. Ltd.	524,284
1,255,360	China Steel Corp.	898,631
513,000	Chunghwa Telecom Co. Ltd.	1,592,386
1,569,054	Compal Electronics, Inc.	1,058,577
1,871,209	CTBC Financial Holding Co. Ltd.(a)	1,357,258
180,000	Delta Electronics, Inc.	886,559
680,598	E.Sun Financial Holding Co. Ltd.	413,901
399,562	Far Eastern New Century Corp.	377,142
225,000	Far EasTone Telecommunications Co. Ltd.	526,662
795,797	First Financial Holding Co. Ltd.	428,505
338,920	Formosa Chemicals & Fibre Corp.	802,978
176,000	Formosa Petrochemical Corp.	415,311
456,280	Formosa Plastics Corp.	1,011,659
170,232	Foxconn Technology Co. Ltd.	517,627
958,928	Fubon Financial Holding Co. Ltd.	1,749,497
143,000	Highwealth Construction Corp.	294,411
2,475,282	Hon Hai Precision Industry Co. Ltd.	7,111,099
368,233	HTC Corp.(a)	808,278
2,997,490	Innolux Corp.	1,044,372
1,222,000	Inventec Corp.	694,769
764,859	Lite-On Technology Corp.	840,651
130,091	MediaTek, Inc.	1,368,013
1,058,640	Mega Financial Holding Co. Ltd.	905,351
513,940	Nan Ya Plastics Corp.	1,049,970
61,000	Novatek Microelectronics Corp.	221,228
490,106	Pegatron Corp.	1,378,503
584,740	Pou Chen Corp.	829,747
223,200	Powertech Technology, Inc.	418,524
53,000	President Chain Store Corp.	385,268
428,000	Quanta Computer, Inc.	826,948
105,000	Radiant Opto-Electronics Corp.	312,624
1,190,465	Shin Kong Financial Holding Co. Ltd.	348,412
402,000	Siliconware Precision Industries Co. Ltd.	455,205
1,201,017	SinoPac Financial Holdings Co. Ltd.	511,654
231,000	Synnex Technology International Corp.	278,401
1,206,188	Taishin Financial Holding Co. Ltd.	477,562
666,089	Taiwan Cement Corp.	721,545
203,400	Taiwan Mobile Co. Ltd.	673,243
1,899,000	Taiwan Semiconductor Manufacturing Co. Ltd.	8,390,811
293,000	Teco Electric and Machinery Co. Ltd.	229,693
64,000	TPK Holding Co. Ltd.	218,932
488,000	Unimicron Technology Corp.	230,309
663,405	Uni-President Enterprises Corp.	1,168,311
2,921,000	United Microelectronics Corp.	1,040,852
1,091,219	Wistron Corp.	713,735
287,760	WPG Holdings Ltd.	326,757
1,076,438	Yuanta Financial Holding Co. Ltd.	511,429

		54,326,053

	Thailand - 2.3%
128,061	Advanced Info Service PCL NVDR	908,363
80,249	Bangkok Bank PCL NVDR	377,964
374,083	Banpu PCL NVDR	265,345
602,600	Charoen Pokphand Foods PCL NVDR	357,337
317,654	CP ALL PCL NVDR	432,611
2,430,460	IRPC PCL NVDR	289,628
116,953	Kasikornbank PCL NVDR	590,655
510,297	Krung Thai Bank PCL NVDR	253,375
302,301	PTT Exploration & Production PCL NVDR	801,962
473,643	PTT Global Chemical PCL NVDR	829,833
250,442	PTT PCL NVDR	2,316,473

Schedule of Investments

30,895	Siam Cement PCL (The) NVDR	$461,080
165,196	Siam Commercial Bank PCL (The) NVDR	712,435
322,071	Thai Oil PCL NVDR	440,911
138,528	Total Access Communication PCL NVDR	276,113

		9,314,085

	Turkey - 2.2%
301,219	Akbank TAS	809,008
19,756	BIM Birlesik Magazalar AS	336,096
256,375	Eregli Demir ve Celik Fabrikalari TAS	386,043
217,037	Haci Omer Sabanci Holding AS	744,747
179,116	KOC Holding AS	797,454
50,964	Tupras Turkiye Petrol Rafinerileri AS(a)	1,328,196
96,417	Turk Hava Yollari AO(a)	315,143
165,732	Turk Telekomunikasyon AS	412,725
145,646	Turkcell Iletisim Hizmetleri AS	669,528
368,925	Turkiye Garanti Bankasi AS	1,095,010
137,298	Turkiye Halk Bankasi AS	601,334
348,638	Turkiye Is Bankasi Group C	681,451
244,119	Turkiye Vakiflar Bankasi TAO	369,355
181,448	Yapi ve Kredi Bankasi AS	250,232

		8,796,322

	Total Common Stocks and Other Equity Interests (Cost $456,346,515)	398,049,711

	Rights - 0.0%
	Taiwan - 0.0%
96,840	First Financial Holding Co. Ltd., expiring 09/11/15(a) (Cost $0)	7,055

	Total Investments (Cost $456,346,515)(d)-99.9%	398,056,766
	Other assets less liabilities-0.1%	415,411

	Net Assets-100.0%	$398,472,177

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $26,543,766, which represented 6.66% of the Fund’s Net Assets.
(c)	Affiliated company. The Fund’s Adviser also serves as the adviser for PowerShares India Portfolio and therefore, PowerShares India Portfolio is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended July 31, 2015.

	Value Octo- ber 31, 2014	Purch- ases at Cost	Proceeds from Sales	Change in Unreal- ized Appre- ciation (Depreciation)	Real- ized Gain	Value July 31, 2015	Divid- end Income
PowerShares India Portfolio	$—	$3,861,735	$(278,551)	$(120,886)	$10,264	$3,472,562	$10,539

(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $477,516,120. The net unrealized depreciation was $79,459,354, which consisted of aggregate gross unrealized appreciation of $30,751,222 and aggregate gross unrealized depreciation of $110,210,576.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Agriculture Portfolio (PAGG)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Australia - 2.7%
70,820	GrainCorp Ltd., Class A	$464,419
68,697	Nufarm Ltd.	389,456
27,632	Select Harvests Ltd.	267,646

		1,121,521

	Canada - 11.7%
17,016	Agrium, Inc.	1,750,060
112,334	Potash Corp. of Saskatchewan, Inc.	3,072,250

		4,822,310

	China - 2.0%
811,717	China Agri-Industries Holdings Ltd.(a)	353,908
272,499	China BlueChemical Ltd., H-Shares	88,580
821,076	China Modern Dairy Holdings Ltd.	265,844
705,406	Sinofert Holdings Ltd.	117,381

		825,713

	Denmark - 0.0%
3,481	Auriga Industries A/S, Class B	1,175

	Germany - 5.4%
54,141	K+S AG	2,234,789

	Hong Kong - 0.9%
2,791,682	C.P. Pokphand Co. Ltd.	388,919

	Indonesia - 3.7%
2,462,935	Golden Agri-Resources Ltd.	566,999
127,879	PT Astra Agro Lestari Tbk	189,774
2,854,347	PT Charoen Pokphand Indonesia Tbk	534,893
4,633,874	PT Eagle High Plantations Tbk	133,595
1,081,984	PT Perusahaan Perkebunan London
	Sumatra Indonesia Tbk	108,379

		1,533,640

	Ireland - 0.4%
19,553	Origin Enterprises PLC	164,573

	Israel - 3.7%
172,239	Israel Chemicals Ltd.	1,193,298
896	Israel Corp. Ltd. (The)	316,570

		1,509,868

	Japan - 1.7%
8,044	Hokuto Corp.	160,821
17,455	Kumiai Chemical Industry Co. Ltd.	139,477
18,874	Nihon Nohyaku Co. Ltd.	174,123
12,350	Sakata Seed Corp.	227,672

		702,093

	Malaysia - 8.4%
719,600	Felda Global Ventures Holdings Bhd	316,101
134,600	Genting Plantations Bhd	366,019
1,448,990	IOI Corp. Bhd	1,606,411
206,374	Kuala Lumpur Kepong Bhd	1,187,143

		3,475,674

	Netherlands - 2.6%
31,697	OCI NV(a)	1,070,400

	Norway - 4.3%
35,015	Yara International ASA	$1,751,429

	Russia - 1.0%
30,059	Phosagro OAO GDR(b)	408,802

	Singapore - 4.6%
183,817	First Resources Ltd.	255,245
706,956	Wilmar International Ltd.	1,653,336

		1,908,581

	Taiwan - 1.0%
283,099	Taiwan Fertilizer Co. Ltd.	414,272

	Turkey - 0.2%
32,298	Gubre Fabrikalari TAS	89,200

	United Kingdom - 0.6%
837,107	Sirius Minerals PLC(a)	225,338

	United States - 45.2%
66,646	Archer-Daniels-Midland Co.	3,160,353
19,028	Bunge Ltd.	1,519,386
55,755	CF Industries Holdings, Inc.	3,300,696
63,910	Darling Ingredients, Inc.(a)	821,243
13,381	Fresh Del Monte Produce, Inc.	528,817
21,485	Ingredion, Inc.	1,894,977
21,501	Intrepid Potash, Inc.(a)	183,619
30,110	Monsanto Co.	3,067,908
76,823	Mosaic Co. (The)	3,298,780
13,744	Scotts Miracle-Gro Co. (The), Class A	830,000

		18,605,779

	Total Investments (Cost $48,511,324)(c)-100.1%	41,254,076
	Other assets less liabilities-(0.1)%	(52,519)

	Net Assets-100.0%	$41,201,557

Investment Abbreviations:

GDR - Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $408,802, which represented 0.99% of the Fund’s Net Assets.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $49,471,199. The net unrealized depreciation was $8,217,123, which consisted of aggregate gross unrealized appreciation of $4,172,415 and aggregate gross unrealized depreciation of $12,389,538.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy Portfolio (PBD)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.7%
	Austria - 0.7%
31,197	Verbund AG	$485,827

	Brazil - 0.9%
57,800	Sao Martinho SA	572,705

	Canada - 4.6%
63,374	Ballard Power Systems, Inc.(a)(b)	85,736
35,363	Boralex, Inc., Class A	377,564
29,370	Canadian Solar, Inc.(b)	788,731
13,557	Hydrogenics Corp.(a)(b)	115,506
50,960	Innergex Renewable Energy, Inc.	420,309
133,455	TransAlta Renewables, Inc.(a)	1,282,284

		3,070,130

	China - 15.2%
82,783	BYD Co. Ltd., H-Shares	366,273
2,343,364	China Datang Corp. Renewable Power Co. Ltd., H-Shares(b)	305,303
382,890	China Everbright International Ltd.	589,723
1,173,126	China Longyuan Power Group Corp., H- Shares	1,342,263
700,897	China Singyes Solar Technologies Holdings Ltd.	703,401
3,797,525	GCL-Poly Energy Holdings Ltd.(b)	769,077
3,230,611	Huaneng Renewables Corp. Ltd., H-Shares	1,371,039
30,173	JA Solar Holdings Co. Ltd. ADR(a)(b)	231,125
1,553,962	Shunfeng International Clean Energy Ltd.(b)	557,256
74,312	Trina Solar Ltd. ADR(a)(b)	709,680
746,113	Wasion Group Holdings Ltd.	985,539
636,287	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	1,216,384
2,191,571	Xinyi Solar Holdings Ltd.	944,216

		10,091,279

	Denmark - 5.2%
14,399	Novozymes A/S, Class B	756,243
7,664	Rockwool International A/S, Class B	1,149,563
27,469	Vestas Wind Systems A/S	1,508,577

		3,414,383

	France - 1.5%
10,836	Albioma SA	180,780
11,064	Blue Solutions SA(a)(b)	304,990
12,684	Saft Groupe SA	520,897

		1,006,667

	Germany - 5.5%
164,388	Aixtron SE(a)(b)	980,952
38,116	Capital Stage AG	313,569
21,126	CENTROTEC Sustainable AG	346,615
55,537	Nordex SE(b)	1,585,851
11,207	SMA Solar Technology AG(a)(b)	374,186

		3,601,173

	Hong Kong - 3.1%
1,554,558	China High Speed Transmission Equipment Group Co. Ltd.(b)	1,257,315
5,342,572	FDG Electric Vehicles Ltd.(b)	351,471

32,098	Sky Solar Holdings Ltd. ADR(a)(b)	$288,882
1,536,206	United Photovoltaics Group Ltd.(b)	168,437

		2,066,105

	Ireland - 1.9%
49,156	Kingspan Group PLC	1,247,230

	Israel - 1.1%
24,025	SolarEdge Technologies, Inc.(b)	741,652

	Italy - 2.7%
675,760	Enel Green Power SpA	1,411,847
298,552	Falck Renewables SpA	393,847

		1,805,694

	Japan - 3.1%
134,180	GS Yuasa Corp.	536,092
312,336	Meidensha Corp.	1,048,725
31,589	Takuma Co. Ltd.	206,012
37,604	West Holdings Corp.	279,841

		2,070,670

	New Zealand - 1.4%
129,349	Contact Energy Ltd.	425,337
250,887	Mighty River Power Ltd.	459,993

		885,330

	Norway - 0.7%
1,159,865	REC Silicon ASA(a)(b)	209,319
20,229	REC Solar ASA(b)	265,030

		474,349

	Philippines - 0.6%
2,670,423	Energy Development Corp.	418,649

	South Korea - 2.2%
78,706	Seoul Semiconductor Co. Ltd.(b)	1,066,094
25,699	Taewoong Co. Ltd.(b)	382,141

		1,448,235

	Spain - 7.8%
207,232	Abengoa SA, Class B	468,682
27,147	Abengoa Yield PLC(a)	688,991
181,478	EDP Renovaveis SA	1,337,174
85,467	Gamesa Corp. Tecnologica SA	1,361,183
129,054	Saeta Yield SA	1,316,348

		5,172,378

	Sweden - 1.8%
41,094	NIBE Industrier AB, Class B	1,164,475

	Switzerland - 0.4%
28,735	Meyer Burger Technology AG(a)(b)	248,752

	Taiwan - 5.7%
937,131	Epistar Corp.	814,793
635,000	Everlight Electronics Co. Ltd.	838,715
224,000	Motech Industries, Inc.(b)	311,471
1,186,241	Neo Solar Power Corp.	909,271
819,000	Sino-American Silicon Products, Inc.	888,483

		3,762,733

	Thailand - 1.3%
997,029	Energy Absolute PCL NVDR	605,375
341,949	SPCG PCL NVDR	236,730

		842,105

	Turkey - 0.2%
360,066	Akenerji Elektrik Uretim AS(b)	126,421

	United Kingdom - 3.4%
40,365	Dialight PLC	343,293
150,880	GCP Infrastructure Investments Ltd.	276,416
223,238	Greencoat UK Wind PLC	394,521

Schedule of Investments

64,125	Infinis Energy PLC	$139,844
91,380	Intelligent Energy Holdings PLC(b)	130,478
236,432	Renewables Infrastructure Group Ltd. (The)	382,788
23,468	Ricardo PLC	329,597
78,383	Utilitywise PLC	277,353

		2,274,290

	United States - 28.7%
16,225	A.O. Smith Corp.	1,165,280
6,550	Acuity Brands, Inc.	1,317,794
12,736	Aerovironment, Inc.(b)	331,900
45,419	Ameresco, Inc., Class A(b)	313,391
32,204	Covanta Holding Corp.	635,707
38,805	Cree, Inc.(a)(b)	956,543
32,330	EnerNOC, Inc.(b)	266,076
31,285	Enphase Energy, Inc.(a)(b)	184,894
18,505	First Solar, Inc.(b)	819,772
147,762	FuelCell Energy, Inc.(a)(b)	124,386
22,691	Green Plains, Inc.	509,413
33,246	Itron, Inc.(b)	1,071,519
23,184	Johnson Controls, Inc.	1,056,263
10,696	LSB Industries, Inc.(b)	394,789
25,607	Maxwell Technologies, Inc.(a)(b)	117,536
29,059	Opower, Inc.(a)(b)	292,043
11,752	Ormat Technologies, Inc.	478,071
44,660	Pattern Energy Group, Inc.	1,091,044
54,449	Plug Power, Inc.(a)(b)	141,023
22,379	PowerSecure International, Inc.(b)	338,818
16,884	Renewable Energy Group, Inc.(b)	172,217
25,923	Silver Spring Networks, Inc.(b)	290,338
16,671	SolarCity Corp.(a)(b)	966,918
56,187	Solazyme, Inc.(a)(b)	131,478
15,000	SunEdison, Inc.(b)	349,200
30,173	SunPower Corp.(b)	815,576
12,033	TerraForm Power, Inc., Class A(b)	362,915
4,472	Tesla Motors, Inc.(a)(b)	1,190,223
22,375	Universal Display Corp.(b)	1,067,511
38,704	Veeco Instruments, Inc.(b)	1,001,660
70,143	Vivint Solar, Inc.(a)(b)	1,070,382

		19,024,680

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $63,038,277)-99.7%	66,015,912

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 10.7%
7,094,569	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(c)(d) (Cost $7,094,569)	7,094,569

	Total Investments (Cost $70,132,846)(e)-110.4%	73,110,481
	Other assets less liabilities-(10.4)%	(6,880,355)

	Net Assets-100.0%	$66,230,126

Investment Abbreviations:

ADR - American Depositary Receipt

NVDR - Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2015.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$6,783,746	$(6,783,746)	$—

*	Amount does not include excess collateral received, if any.

(e)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $72,138,999. The net unrealized appreciation was $971,482, which consisted of aggregate gross unrealized appreciation of $12,976,534 and aggregate gross unrealized depreciation of $12,005,052.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Australia - 8.6%
145,614	Evolution Mining Ltd.	$106,932
126,362	Newcrest Mining Ltd.(a)	1,045,788
100,460	Northern Star Resources Ltd.	153,448
52,969	OceanaGold Corp.	92,017
64,173	Regis Resources Ltd.(a)	61,263

		1,459,448

	Canada - 48.5%
29,371	Agnico Eagle Mines Ltd.	653,366
160,956	B2Gold Corp.(a)	175,685
159,708	Barrick Gold Corp.	1,135,554
28,087	Centerra Gold, Inc.	141,196
29,792	Detour Gold Corp.(a)(b)	290,603
14,734	Dominion Diamond Corp.	184,380
18,306	Dundee Precious Metals, Inc.(a)	28,705
125,167	Eldorado Gold Corp.	432,954
21,496	First Majestic Silver Corp.(a)(b)	66,259
22,663	Fortuna Silver Mines, Inc.(a)	63,410
25,824	Franco-Nevada Corp.	1,054,041
106,472	Goldcorp, Inc.	1,428,138
68,355	IAMGOLD Corp.(a)	104,559
200,210	Kinross Gold Corp.(a)	369,349
12,167	MAG Silver Corp.(a)	87,071
88,922	New Gold, Inc.(a)	197,536
26,487	Pan American Silver Corp.	165,932
17,374	Pretium Resources, Inc.(a)	87,207
28,541	Primero Mining Corp.(a)(b)	74,372
218,571	Romarco Minerals, Inc.(a)(b)	87,365
69,344	Rubicon Minerals Corp.(a)(b)	59,699
20,686	Sandstorm Gold Ltd.(a)(b)	52,949
51,368	SEMAFO, Inc.(a)	112,532
14,204	Silver Standard Resources, Inc.(a)(b)	82,105
49,492	Silver Wheaton Corp.	651,296
137,182	Torex Gold Resources, Inc.(a)(b)	118,101
164,466	Yamana Gold, Inc.	327,428

		8,231,792

	China - 1.7%
45,724	Zhaojin Mining Industry Co. Ltd., H-Shares	21,351
1,020,332	Zijin Mining Group Co. Ltd., H-Shares	273,763

		295,114

	Hong Kong - 0.2%
704,054	China Precious Metal Resources Holdings Co. Ltd.(a)	40,414

	Japan - 0.5%
5,910	Asahi Holdings, Inc.	89,536

	Jersey Island - 5.6%
189,165	Centamin PLC	163,536
13,032	Randgold Resources Ltd.	785,394

		948,930

	Mexico - 3.8%
29,604	Fresnillo PLC	298,895
22,212	Industrias Penoles SAB de CV	339,079

		637,974

	Russia - 3.5%
37,684	Polymetal International PLC	$266,391
116,518	Polyus Gold International Ltd.	320,923

		587,314

	South Africa - 11.6%
10,363	Anglo American Platinum Ltd.(a)	216,320
70,702	AngloGold Ashanti Ltd.(a)	426,778
135,896	Gold Fields Ltd.	369,010
65,981	Harmony Gold Mining Co. Ltd.(a)	62,754
90,552	Impala Platinum Holdings Ltd.(a)	326,625
60,550	Northam Platinum Ltd.(a)	165,712
83,696	Petra Diamonds Ltd.(a)	196,303
12,241	Royal Bafokeng Platinum Ltd.(a)	35,170
132,498	Sibanye Gold Ltd.	174,851

		1,973,523

	Turkey - 0.4%
8,047	Koza Altin Isletmeleri AS	67,721

	United Kingdom - 1.1%
26,503	Acacia Mining PLC	99,300
97,896	Lonmin PLC(a)	79,668

		178,968

	United States - 14.6%
27,147	Argonaut Gold, Inc.(a)	27,127
23,748	Coeur Mining, Inc.(a)	83,830
62,748	Hecla Mining Co.	131,771
69,139	Newmont Mining Corp.	1,187,117
10,703	Royal Gold, Inc.	539,645
21,081	Stillwater Mining Co.(a)	200,691
38,343	Tahoe Resources, Inc.	313,594

		2,483,775

	Total Common Stocks (Cost $38,501,264)	16,994,509

	Money Market Fund - 0.0%
115	Invesco Premier Portfolio - Institutional Class, 0.07%(c) (Cost $115)	115

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $38,501,379)-100.1%	16,994,624

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 2.7%
466,434	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(c)(d) (Cost $466,434)	466,434

	Total Investments (Cost $38,967,813)(e)-102.8%	17,461,058
	Other assets less liabilities-(2.8)%	(475,334)

	Net Assets-100.0%	$16,985,724

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2015.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.

Schedule of Investments

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$448,885	$(448,885)	$—

*	Amount does not include excess collateral received, if any.

(e)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $40,657,749. The net unrealized depreciation was $23,196,691, which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $23,196,691.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water

Portfolio (PIO)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.1%
	Brazil - 1.4%
752,141	Companhia de Saneamento Basico do
	Estado de Sao Paulo - SABESP	$3,851,932

	Canada - 0.1%
42,940	Pure Technologies Ltd.	230,386

	Cayman Islands - 0.2%
38,271	Consolidated Water Co. Ltd.	463,079

	China - 9.3%
14,689,903	Beijing Enterprises Water Group Ltd.	10,971,523
2,937,120	China Everbright Water Ltd.(a)	1,717,238
8,785,612	China Longyuan Power Group Corp., H- Shares	10,052,291
4,033,034	Tianjin Capital Environmental Protection Group Co. Ltd., H-Shares	2,523,150

		25,264,202

	Finland - 1.7%
249,673	Kemira Oyj	3,241,253
83,072	Uponor Oyj	1,324,416

		4,565,669

	France - 14.1%
644,836	Suez Environnement Co.	12,435,767
1,144,596	Veolia Environnement SA	25,703,142

		38,138,909

	Hong Kong - 0.5%
5,097,665	China Water Industry Group Ltd.(a)	1,275,682

	Japan - 3.2%
360,855	Kurita Water Industries Ltd.	7,896,024
65,283	Organo Corp.	265,569
52,867	Torishima Pump Manufacturing Co. Ltd.	393,851

		8,555,444

	Malaysia - 0.1%
511,505	Puncak Niaga Holdings Bhd(a)	359,772

	Netherlands - 1.4%
140,838	Arcadis NV	3,718,957

	Singapore - 1.4%
566,102	Hyflux Ltd.	347,531
27,489,666	SIIC Environment Holdings Ltd.(a)	3,455,545

		3,803,076

	Spain - 3.6%
119,880	Acciona SA	9,749,604

	Switzerland - 7.5%
58,324	Geberit AG	20,299,010

	United Kingdom - 21.7%
282,600	Halma PLC	3,338,351
609,918	Pennon Group PLC	7,761,745
387,765	Pentair PLC	23,579,990
370,299	Severn Trent PLC	12,735,854

816,814	United Utilities Group PLC	$11,369,777

		58,785,717

	United States - 33.9%
145,150	American Water Works Co., Inc.	7,534,736
108,280	Ecolab, Inc.	12,539,907
249,735	First Solar, Inc.(a)	11,063,260
290,379	HD Supply Holdings, Inc.(a)	10,395,568
67,721	Roper Technologies, Inc.	11,327,692
828,450	SunEdison, Inc.(a)(b)	19,286,316
42,938	Valmont Industries, Inc.	4,775,994
70,737	Waters Corp.(a)	9,442,682
161,773	Xylem, Inc.	5,586,022

		91,952,177

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $232,158,756)-100.1%	271,013,616

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 5.5%
14,972,474	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(c)(d) (Cost $14,972,474)	14,972,474

	Total Investments (Cost $247,131,230)(e)-105.6%	285,986,090
	Other assets less liabilities-(5.6)%	(15,111,262)

	Net Assets-100.0%	$270,874,828

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2015.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$13,153,177	$(13,153,177)	$—

*	Amount does not include excess collateral received, if any.

(e)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $256,583,094. The net unrealized appreciation was $29,402,996, which consisted of aggregate gross unrealized appreciation of $47,913,845 and aggregate gross unrealized depreciation of $18,510,849.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International

BuyBack Achievers™ Portfolio

(IPKW)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 101.9%
	Belgium - 2.8%
30,933	Colruyt SA	$1,510,252

	Brazil - 2.3%
471,500	Cia Siderurgica Nacional SA	598,489
262,200	Gafisa SA(a)	196,002
199,300	MRV Engenharia e Participacoes SA	449,867

		1,244,358

	Canada - 16.4%
17,280	Canadian Pacific Railway Ltd.	2,796,519
45,660	Dollarama, Inc.	2,732,335
48,042	Magna International, Inc.	2,624,132
7	Metro, Inc.	191
74,945	RONA, Inc.	883,129

		9,036,306

	China - 2.8%
2,317,000	Evergrande Real Estate Group Ltd.	1,533,250

	Denmark - 2.6%
51,663	Topdanmark A/S(a)	1,435,094

	Egypt - 1.2%
189,770	Egyptian Financial Group-Hermes Holding Co. GDR(a)	660,400

	France - 5.3%
12	Airbus Group SE	856
15,530	L’Oreal SA	2,922,921

		2,923,777

	Germany - 6.7%
3	Hochtief AG	263
15,628	Muenchener Rueckversicherungs- Gesellschaft AG	2,888,702
28,541	RHOEN KLINIKUM AG	798,114

		3,687,079

	Ireland - 0.5%
34,726	Origin Enterprises PLC	292,280

	Japan - 30.7%
75,700	Accordia Golf Co. Ltd.	799,190
17,300	Aderans Co. Ltd.	140,193
13,300	Aiphone Co. Ltd.	218,992
8	Ajinomoto Co., Inc.	184
34,200	Aoyama Trading Co. Ltd.	1,359,498
18,700	Cleanup Corp.	138,558
9	CONEXIO Corp.	107
82,000	EDION Corp.	542,056
247,000	Fujikura Ltd.	1,309,811
69,500	Fujitec Co. Ltd.	720,832
2	Hiramatsu, Inc.	13
83,100	Japan Securities Finance Co. Ltd.	492,986
6	Kinden Corp.	80
3	Kyoritsu Maintenance Co. Ltd.	213

39,100	Nichii Gakkan Co.	$342,730
7	Nintendo Co. Ltd.	1,232
40,009	Nippon Gas Co. Ltd.	1,327,229
1	Nippon Telegraph & Telephone Corp.	38
8	Nipro Corp.	85
123,000	Nisshinbo Holdings, Inc.	1,364,074
14,200	NS Solutions Corp.	561,031
144,500	NTT DoCoMo, Inc.	3,049,318
9,000	Roland DG Corp.	220,832
39,000	Sankyo Co. Ltd.	1,482,626
12,800	Tenma Corp.	208,693
7	T-Gaia Corp.	122
52,400	Toho Holdings Co. Ltd.	1,304,766
337,445	Yamada Denki Co. Ltd.	1,291,004

		16,876,493

	Luxembourg - 1.1%
3,400	Cosmo Pharmaceuticals SA(a)	584,060

	Mexico - 0.0%
14	Gruma SAB de CV, Class B	184

	Netherlands - 5.3%
144,475	Koninklijke Ahold NV	2,893,171

	Poland - 0.0%
126	Netia SA	190

	South Africa - 0.4%
126,224	Caxton and CTP Publishers and Printers Ltd.	210,990

	South Korea - 1.9%
90,565	Samsung Heavy Industries Co. Ltd.	1,068,066

	Spain - 2.4%
105,694	Mediaset Espana Comunicacion SA	1,336,502

	Sweden - 2.0%
37,339	Bure Equity AB	231,861
25,462	Intrum Justitia AB	871,458

		1,103,319

	Switzerland - 4.5%
924	Forbo Holding AG	1,132,527
16,748	Mobilezone Holding AG	291,012
19,724	Vontobel Holding AG	1,056,900

		2,480,439

	Thailand - 0.9%
6,629,900	Bangkok Land PCL NVDR	274,639
483,311	MBK PCL NVDR	194,723

		469,362

	United Kingdom - 12.1%
68,606	InterContinental Hotels Group PLC	2,888,471
160,186	Intermediate Capital Group PLC	1,458,577
392,431	QinetiQ Group PLC	1,452,586
2	Sage Group PLC (The)	16
112,651	SVG Capital PLC(a)	845,735

		6,645,385

	Total Investments (Cost $55,454,689)(b)-101.9%	55,990,957
	Other assets less liabilities-(1.9)%	(1,034,358)

	Net Assets-100.0%	$54,956,599

Investment Abbreviations:

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

Schedule of Investments

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $55,465,629. The net unrealized appreciation was $525,328, which consisted of aggregate gross unrealized appreciation of $595,899 and aggregate gross unrealized depreciation of $70,571.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Quality Portfolio (IDHQ)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Australia - 6.1%
1,895	Ansell Ltd.	$34,873
3,582	ARB Corp. Ltd.	37,405
1,433	Australia & New Zealand Banking Group Ltd.	34,390
637	Blackmores Ltd.	41,399
4,441	carsales.com Ltd.	35,384
10,097	Coca-Cola Amatil Ltd.	68,809
584	Cochlear Ltd.	39,142
1,619	Commonwealth Bank of Australia	104,101
521	CSL Ltd.	37,862
1,220	Domino’s Pizza Enterprises Ltd.	36,248
4,877	iiNET Ltd.	33,665
2,313	JB Hi-Fi Ltd.	32,799
8,597	M2 Group Ltd.	69,698
3,828	McMillan Shakespeare Ltd.	40,058
7,780	Mineral Resources Ltd.	30,966
5,314	Monadelphous Group Ltd.	33,365
10,867	Navitas Ltd.	32,958
2,264	Ramsay Health Care Ltd.	111,193
1,119	REA Group Ltd.	35,672
13,189	Slater & Gordon Ltd.	33,124
2,067	Sonic Healthcare Ltd.	31,375
10,414	Super Retail Group Ltd.	70,587
12,824	Technology One Ltd.	37,575
5,195	TPG Telecom Ltd.	36,280
1,165	Wesfarmers Ltd.	36,317
3,388	Woolworths Ltd.	71,156

		1,206,401

	Austria - 0.2%
766	Oesterreichische Post AG	34,403

	Belgium - 1.1%
1,545	Colruyt SA	75,432
865	Delhaize Group SA	78,453
898	Kinepolis Group NV	36,482
627	Melexis NV	33,660

		224,027

	Canada - 6.9%
2,463	Alimentation Couche-Tard, Inc., Class B	110,508
1,376	Bank of Nova Scotia	67,893
827	BCE, Inc.	34,219
1,814	Canadian National Railway Co.	113,766
661	Canadian Tire Corp. Ltd., Class A	66,250
2,425	Canadian Utilities Ltd., Class A	68,484
3,270	Canadian Western Bank	61,833
2,174	Emera, Inc.	72,893
1,213	Fortis, Inc.	34,918
2,396	Great-West Lifeco, Inc.	68,218
3,131	Home Capital Group, Inc.	76,605
1,841	Husky Energy, Inc.	33,793
2,760	Imperial Oil Ltd.	102,661
1,807	Laurentian Bank of Canada	68,727
689	Loblaw Cos. Ltd.	37,772

1,929	Manulife Financial Corp.	$34,356
3,926	Metro, Inc.	107,403
940	National Bank of Canada	33,050
1,375	Power Corp. of Canada	32,500
1,246	Power Financial Corp.	33,244
578	Royal Bank of Canada	33,882
1,001	TELUS Corp.	34,355
1,396	Toromont Industries Ltd.	39,242

		1,366,572

	China - 0.4%
13,350	ENN Energy Holdings Ltd.	88,686

	Denmark - 0.6%
538	Coloplast A/S, Class B	39,034
1,409	Novozymes A/S, Class B	74,002

		113,036

	Finland - 0.4%
898	Kone Oyj, Class B	37,861
976	Orion Oyj, Class B	41,009

		78,870

	France - 6.1%
849	Air Liquide SA	111,202
181	Christian Dior SE	37,746
2,188	CNP Assurances	37,023
485	Dassault Systemes	36,851
594	Essilor International SA	76,522
1,096	Eutelsat Communications SA	33,603
4,350	Havas SA	37,632
95	Hermes International	37,203
602	Ingenico Group	79,382
199	Kering	38,608
635	Legrand SA	39,324
414	LVMH Moet Hennessy Louis Vuitton SE	78,079
504	Orpea	38,289
305	Pernod Ricard SA	36,748
1,391	Plastic Omnium SA	39,389
469	Publicis Groupe SA	35,723
1,031	Rubis SCA	74,588
356	Sanofi	38,534
125	Sartorius Stedim Biotech SA	39,222
735	Sodexo SA	68,912
1,204	Vinci SA	77,686
478	Virbac SA	114,074

		1,206,340

	Germany - 5.2%
927	Adidas AG	76,272
440	Bechtle AG	37,646
269	Bertrandt AG	33,733
932	Bilfinger SE	38,620
2,016	CTS Eventim AG & Co. KGaA	76,432
779	Deutsche Euroshop AG	34,961
1,035	Fielmann AG	68,840
1,274	Fresenius Medical Care AG & Co. KGaA	104,625
534	Fresenius SE & Co. KGaA	37,069
3,134	Gerry Weber International AG	77,666
241	Grenkeleasing AG	36,239
611	Henkel AG & Co. KGaA (Preference Shares)	72,907
915	Hochtief AG	80,299
315	Hugo Boss AG	38,213
377	MTU Aero Engines AG	34,855
95	Rational AG	37,340
1,283	RHOEN KLINIKUM AG	35,878
902	Sixt SE	38,189
1,774	Wirecard AG	70,756

		1,030,540

Schedule of Investments

	Hong Kong - 2.7%
8,472	Bank of East Asia Ltd. (The)	$34,315
17,922	Chow Sang Sang Holdings International Ltd.	34,770
2,545	CK Hutchison Holdings Ltd.	37,786
3,930	Dairy Farm International Holdings Ltd.	32,501
16,444	Hong Kong & China Gas Co. Ltd.	33,557
43,646	Li & Fung Ltd.	33,780
20,848	Lifestyle International Holdings Ltd.	33,939
12,296	Luk Fook Holdings International Ltd.	34,577
223,598	Sa Sa International Holdings Ltd.	100,373
10,522	Techtronic Industries Co. Ltd.	37,122
469,702	Tongda Group Holdings Ltd.	79,371
10,396	Yue Yuen Industrial Holdings Ltd.	33,794

		525,885

	Ireland - 0.9%
90,204	Bank of Ireland(a)	38,170
1,283	CRH PLC	38,153
1,985	Experian PLC	37,202
807	Paddy Power PLC	72,435

		185,960

	Italy - 1.9%
1,711	Brembo SpA	77,676
4,644	Davide Campari-Milano SpA	37,379
532	Luxottica Group SpA	38,823
1,981	MARR SpA	36,902
3,351	Recordati SpA	84,006
10,643	Saipem SpA(a)	93,366

		368,152

	Japan - 34.9%
535	ABC-Mart, Inc.	32,170
2,468	ADEKA Corp.	31,912
2,228	AEON DELIGHT Co. Ltd.	72,471
1,460	Aica Kogyo Co. Ltd.	32,560
1,462	Ain Pharmaciez, Inc.	69,504
2,210	Air Water, Inc.	38,387
1,572	Arcs Co. Ltd.	34,474
3,267	Asahi Group Holdings Ltd.	109,616
1,234	ASICS Corp.	35,508
11,800	Bank of Yokohama Ltd. (The)	75,070
896	Bridgestone Corp.	33,831
376	Central Japan Railway Co.	65,916
1,116	Century Tokyo Leasing Corp.	37,877
4,476	Chiba Bank Ltd. (The)	35,730
8,920	Chugoku Marine Paints Ltd.	64,653
2,246	COMSYS Holdings Corp.	34,099
224	Cosmos Pharmaceutical Corp.	28,837
774	CyberAgent, Inc.	33,360
2,356	Daihatsu Motor Co. Ltd.	33,506
898	Daiichikosho Co. Ltd.	35,334
450	Daikin Industries Ltd.	29,129
1,686	Daiseki Co. Ltd.	32,361
656	Daito Trust Construction Co. Ltd.	69,335
1,450	Denso Corp.	71,976
4,694	Descente Ltd.	69,371
886	Don Quijote Holdings Co. Ltd.	37,830
3,400	Dowa Holdings Co. Ltd.	32,327
1,568	DTS Corp.	35,057
1,568	Eagle Industry Co. Ltd.	31,640
106	Fast Retailing Co. Ltd.	52,506
1,002	FP Corp.	32,350
1,126	Fuji Seal International, Inc.	34,854
5,590	Fujitsu General Ltd.	79,454
1,124	Glory Ltd.	32,751
2,354	GMO Internet, Inc.	39,349
7,936	GS Yuasa Corp.	31,707
4,502	Gunma Bank Ltd. (The)	33,503

1,676	Heiwa Corp.	$36,836
5,618	Hiroshima Bank Ltd. (The)	32,966
1,002	HIS Co. Ltd.	36,515
1,240	Hitachi Capital Corp.	33,729
558	Hoshizaki Electric Co. Ltd.	33,328
3,688	House Foods Group, Inc.	74,626
2,802	Iyo Bank Ltd. (The)	35,688
786	Izumi Co. Ltd.	36,732
1,148	Japan Aviation Electronics Industry Ltd.	25,602
1,744	Kaken Pharmaceutical Co. Ltd.	65,104
1,684	Kameda Seika Co. Ltd.	70,679
4,404	Kamigumi Co. Ltd.	41,482
1,346	Kanamoto Co. Ltd.	32,701
5,522	Kaneka Corp.	39,890
4,462	Kansai Paint Co. Ltd.	72,713
776	Kao Corp.	39,403
2,798	KDDI Corp.	71,150
3,250	Kewpie Corp.	73,580
2,226	Kikkoman Corp.	77,976
786	Kintetsu World Express, Inc.	34,956
931	Kobayashi Pharmaceutical Co. Ltd.	73,115
2,018	Koei Tecmo Holdings Co. Ltd.	39,889
2,788	Koito Manufacturing Co. Ltd.	109,702
3,130	K’s Holdings Corp.	99,664
1,792	Kuroda Electric Co. Ltd.	34,236
556	Kyoritsu Maintenance Co. Ltd.	39,491
452	Lawson, Inc.	33,673
3,138	M3, Inc.	74,033
2,464	Maeda Road Construction Co. Ltd.	45,324
554	Mani, Inc.	36,890
1,344	Miraca Holdings, Inc.	61,941
2,468	MISUMI Group, Inc.	30,538
678	Mitsubishi Pencil Co. Ltd.	33,491
2,124	Mitsubishi Tanabe Pharma Corp.	35,419
4,920	Mitsubishi UFJ Financial Group, Inc.	35,740
12,962	Mitsubishi UFJ Lease & Finance Co. Ltd.	69,573
1,132	Mitsui Fudosan Co. Ltd.	32,239
1,566	MonotaRO Co. Ltd.	82,537
220	Murata Manufacturing Co. Ltd.	32,673
1,154	NH Foods Ltd.	28,083
3,240	NHK Spring Co. Ltd.	34,389
1,456	Nihon Kohden Corp.	32,353
7,492	Nihon Nohyaku Co. Ltd.	69,118
2,214	Nippo Corp.	39,028
1,904	Nippon Densetsu Kogyo Co. Ltd.	34,055
5,586	Nippon Flour Mills Co. Ltd.	37,196
1,114	Nippon Gas Co. Ltd.	36,955
3,352	Nippon Kayaku Co. Ltd.	34,008
2,018	Nippon Konpo Unyu Soko Co. Ltd.	34,921
1,110	Nippon Shinyaku Co. Ltd.	37,091
1,000	Nippon Telegraph & Telephone Corp.	38,448
1,900	Nippon Television Holdings, Inc.	35,839
1,460	Nissan Chemical Industries Ltd.	32,088
782	Nissin Foods Holdings Co. Ltd.	35,283
786	Nitori Holdings Co. Ltd.	70,610
892	Nomura Research Institute Ltd.	36,646
3,502	NTT Urban Development Corp.	34,456
6,750	Odakyu Electric Railway Co. Ltd.	67,612
1,902	Oiles Corp.	30,842
786	OMRON Corp.	30,864
1,114	Oriental Land Co. Ltd.	70,754
1,572	OSG Corp.	33,548
3,474	Pacific Industrial Co. Ltd.	33,984
4,522	PanaHome Corp.	28,505
1,124	Paramount Bed Holdings Co. Ltd.	33,612
1,120	Pigeon Corp.	34,126
668	Relo Holdings, Inc.	71,817

Schedule of Investments

1,340	Resorttrust, Inc.	$33,150
896	Rinnai Corp.	63,424
2,022	Rohto Pharmaceutical Co. Ltd.	35,905
218	Ryohin Keikaku Co. Ltd.	46,575
1,008	Saint Marc Holdings Co. Ltd.	35,147
1,558	San-A Co. Ltd.	80,858
662	Sawai Pharmaceutical Co. Ltd.	40,555
3,242	Seino Holdings Co. Ltd.	37,315
3,356	Seiren Co. Ltd.	33,263
782	Seven & i Holdings Co. Ltd.	36,129
7,160	Seven Bank Ltd.	34,154
336	Shimamura Co. Ltd.	34,713
558	Shin-Etsu Chemical Co. Ltd.	33,405
1,574	Ship Healthcare Holdings, Inc.	33,400
3,350	Shizuoka Bank Ltd. (The)	37,909
112	SMC Corp.	28,440
662	SoftBank Corp.	36,767
6,648	Sotetsu Holdings, Inc.	39,224
1,636	Stanley Electric Co. Ltd.	34,993
1,333	Sugi Holdings Co. Ltd.	67,998
2,212	Sumitomo Realty & Development Co. Ltd.	77,646
4,584	Sumitomo Rubber Industries Ltd.	69,188
6,660	Sumitomo Warehouse Co. Ltd. (The)	36,016
1,888	Sundrug Co. Ltd.	110,176
1,572	Suruga Bank Ltd.	33,789
1,112	Suzuki Motor Corp.	38,778
1,200	Sysmex Corp.	77,776
1,352	Tokai Rika Co. Ltd.	34,047
2,906	Toshiba Plant Systems & Services Corp.	34,245
3,354	Totetsu Kogyo Co. Ltd.	66,000
1,110	Towa Pharmaceutical Co. Ltd.	85,023
566	Toyota Industries Corp.	31,385
2,238	TPR Co. Ltd.	65,661
3,392	Tsubakimoto Chain Co.	28,966
1,566	Tsumura & Co.	32,889
1,454	Unicharm Corp.	34,978
904	United Arrows Ltd.	36,118
1,906	USS Co. Ltd.	33,522
2,785	Valor Co. Ltd.	68,448
17,344	Yahoo! Japan Corp.	76,014
560	Yakult Honsha Co. Ltd.	37,199
1,684	Yamato Holdings Co. Ltd.	37,365
1,568	Yamato Kogyo Co. Ltd.	36,854
2,232	Yamazaki Baking Co. Ltd.	35,634
1,458	Yaoko Co. Ltd.	72,138

		6,895,549

	Jordan - 0.2%
1,114	Hikma Pharmaceuticals PLC	41,634

	Netherlands - 0.6%
1,152	Aalberts Industries NV	36,376
462	Heineken NV	36,619
688	Koninklijke Vopak NV	36,183

		109,178

	New Zealand - 0.2%
6,440	Ryman Healthcare Ltd.	35,936

	Portugal - 0.2%
2,886	Jeronimo Martins SGPS SA	43,142
	Singapore - 1.3%
15,432	ComfortDelGro Corp. Ltd.	33,947
1,462	Jardine Cycle & Carriage Ltd.	31,574
11,412	Keppel Corp. Ltd.	62,552
10,172	Raffles Medical Group Ltd.	35,609
33,293	SembCorp Marine Ltd.	63,506

44,710	Super Group Ltd.	$32,839

		260,027

	South Korea - 3.7%
102	Amorepacific Corp.	35,826
857	Coway Co. Ltd.	71,627
400	Daewoong Pharmaceutical Co. Ltd.	30,594
2,179	Halla Visteon Climate Control Corp.	67,689
287	Hanssem Co. Ltd.	72,845
280	Hyundai Department Store Co. Ltd.	35,295
204	Hyundai Glovis Co. Ltd.	33,996
385	Hyundai Mobis Co. Ltd.	70,245
456	Korea Electric Terminal Co. Ltd.	39,749
2,523	Kwang Dong Pharmaceutical Co. Ltd.	31,264
1,190	LF Corp.	35,594
109	LG Household & Health Care Ltd.	79,830
308	OCI Materials Co. Ltd.	34,981
47	Ottogi Corp.	33,016
2,454	Samsung Engineering Co. Ltd.(a)	61,237

		733,788

	Spain - 3.3%
2,153	Abertis Infraestructuras SA	35,455
122	Construcciones y Auxiliar de Ferrocarriles SA	34,911
1,601	Gas Natural SDG SA	34,997
1,184	Grupo Catalana Occidente SA	36,955
5,289	Iberdrola SA	37,539
3,336	Inditex SA	114,904
20,656	Mapfre SA	66,777
13,047	Prosegur Compania de Seguridad SA	69,480
1,360	Red Electrica Corp. SA	109,344
2,530	Telefonica SA	38,966
1,154	Viscofan SA	69,385

		648,713

	Sweden - 3.0%
1,887	ASSA ABLOY AB, Class B	38,530
1,288	Atlas Copco AB, Class A	35,416
4,397	Getinge AB, Class B	108,548
1,844	Hennes & Mauritz AB, Class B	73,800
3,445	HEXPOL AB	37,180
768	Indutrade AB	37,794
2,293	Intrum Justitia AB	78,480
1,300	JM AB	34,640
2,502	Loomis AB, Class B	70,374
1,304	NIBE Industrier AB, Class B	36,951
2,859	Skandinaviska Enskilda Banken AB (SEB), Class A	34,673

		586,386

	Switzerland - 2.2%
13	Belimo Holding AG	29,825
81	EMS-CHEMIE HOLDING AG	39,737
65	Galenica AG	74,462
105	Geberit AG	36,544
20	Givaudan SA	37,457
2,068	Mobilezone Holding AG	35,933
118	Partners Group Holding AG	39,718
252	Sonova Holding AG	36,079
255	Syngenta AG	105,598

		435,353

	United Kingdom - 17.8%
5,820	Aberdeen Asset Management PLC	33,059
1,594	Admiral Group PLC	36,839
2,203	ARM Holdings PLC	34,618
8,160	Ashmore Group PLC	33,910
1,529	Associated British Foods PLC	76,925
1,068	AstraZeneca PLC	71,998
2,133	Babcock International Group PLC	33,002

Schedule of Investments

7,614	BBA Aviation PLC	$35,277
1,002	Bellway PLC	37,699
2,216	Berendsen PLC	35,376
4,241	BG Group PLC	72,303
2,076	Bovis Homes Group PLC	37,029
1,905	British American Tobacco PLC	112,994
1,294	Bunzl PLC	37,034
3,559	Capita PLC	72,422
6,658	Carillion PLC	35,928
832	Croda International PLC	39,469
2,272	Dechra Pharmaceuticals PLC	34,905
2,400	Diageo PLC	67,020
5,613	Diploma PLC	65,124
2,307	Essentra PLC	32,851
1,018	Fidessa Group PLC	38,126
1,350	Galliford Try PLC	37,393
3,067	Genus PLC	68,967
1,971	Greggs PLC	41,676
5,995	Halma PLC	70,819
2,055	Hargreaves Lansdown PLC	38,418
1,961	IMI PLC	32,468
7,328	Intermediate Capital Group PLC	66,725
4,953	International Personal Finance PLC	30,839
2,895	Intertek Group PLC	110,547
13,570	ITE Group PLC	39,070
8,811	J Sainsbury PLC	36,423
3,148	JD Sports Fashion PLC	39,545
3,777	John Wood Group PLC	36,867
14,329	Lookers PLC	36,280
16,040	Man Group PLC	40,775
14,288	Mitie Group PLC	71,794
14,042	N Brown Group PLC	69,769
598	Next PLC	74,561
5,919	Paragon Group of Cos. PLC (The)	37,815
1,193	Persimmon PLC	38,108
787	Provident Financial PLC	36,512
1,081	Rathbone Brothers PLC	38,411
1,200	Reckitt Benckiser Group PLC	115,146
10,353	Redrow PLC	75,335
1,014	Renishaw PLC	33,150
3,280	Restaurant Group PLC (The)	34,524
710	Rightmove PLC	40,374
20,032	Rotork PLC	66,865
1,350	SABMiller PLC	70,879
4,432	Sage Group PLC (The)	36,033
2,346	Savills PLC	35,859
8,153	Senior PLC	37,036
53,439	Serco Group PLC	107,492
1,372	Spirax-Sarco Engineering PLC	70,996
1,446	SSE PLC	34,186
4,556	Standard Chartered PLC	69,689
1,575	Ted Baker PLC	79,313
33,323	Tesco PLC	112,165
1,088	Travis Perkins PLC	38,150
1,181	Victrex PLC	35,679
1,465	WH Smith PLC	36,144
901	Whitbread PLC	72,972
26,794	WM Morrison Supermarkets PLC	76,307
3,166	WPP PLC	72,626

		3,518,610

	Total Investments (Cost $18,388,062)(b)-99.9%	19,737,188
	Other assets less liabilities-0.1%	12,699

	Net Assets-100.0%	$19,749,887

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $18,459,766. The net unrealized appreciation was $1,277,422, which consisted of aggregate gross unrealized appreciation of $2,316,661 and aggregate gross unrealized depreciation of $1,039,239.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

July 31, 2015

(Unaudited)

Principal Amount		Value
	Long-Term Investments - 94.9%

	United States Government Obligations - 94.9%

	United States Treasury Notes - 10.1%
$8,671,000	4.625%, 02/15/17	$9,212,937
8,766,000	3.500%, 02/15/18	9,347,431
9,342,000	2.000%, 02/15/22	9,410,608

		27,970,976

	United States Treasury Bonds - 84.8%
7,113,000	8.875%, 02/15/19	9,022,400
6,924,000	8.500%, 02/15/20	9,068,280
6,852,000	7.875%, 02/15/21	9,100,313
6,697,000	7.125%, 02/15/23	9,127,803
6,962,000	6.250%, 08/15/23	9,141,976
6,166,000	7.625%, 02/15/25	9,090,515
6,754,000	6.000%, 02/15/26	9,170,135
6,348,000	6.625%, 02/15/27	9,169,883
6,587,000	6.125%, 11/15/27	9,279,950
6,926,000	5.250%, 02/15/29	9,224,026
6,288,000	6.250%, 05/15/30	9,263,010
20,035,000	5.375%, 02/15/31	27,549,688
20,845,000	4.500%, 02/15/36	26,992,649
6,730,000	4.750%, 02/15/37	8,989,806
7,095,000	4.375%, 02/15/38	9,011,203
8,054,000	3.500%, 02/15/39	8,983,359
6,807,000	4.625%, 02/15/40	8,953,867
6,597,000	4.750%, 02/15/41	8,866,263
8,548,000	3.125%, 02/15/42	8,906,614
8,573,000	3.125%, 02/15/43	8,889,129
7,810,000	3.625%, 02/15/44	8,887,538
9,799,000	2.500%, 02/15/45	8,935,463

		235,623,870

	Total Long-Term Investments (Cost $260,186,257)	263,594,846

	Short-Term Investments - 3.4%

	United States Government Obligations - 3.3%

	United States Treasury Notes -3.3%
8,970,000	4.500%, 02/15/16 (Cost $9,147,333)	9,175,333

Number of Shares
	Money Market Funds - 0.1%
133,144	Invesco Premier Portfolio – Institutional Class, 0.07%(a) (Cost $133,144)	133,144

	Total Short-Term Investments (Cost $9,280,477)	9,308,477

	Total Investments (Cost $269,466,734)(b)-98.3%	272,903,323
	Other assets less liabilities-1.7%	4,803,464

	Net Assets - 100.0%	$277,706,787

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(b)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $269,949,359. The net unrealized appreciation was $2,953,964, which consisted of aggregate gross unrealized appreciation of $4,093,351 and aggregate gross unrealized depreciation of $1,139,387.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Build America Bond Portfolio (BAB)

July 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 97.6%
	Ad Valorem Property Tax — 24.0%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$3,331,770
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,635,225
11,000,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/39	12,818,630
3,505,000	California State Ser. 09	7.350	11/01/39	4,979,694
4,500,000	California State Ser. 10	7.625	03/01/40	6,607,305
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	1,097,991
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/35	2,170,720
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	1,721,020
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	1,991,620
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/36	5,386,498
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,881,315
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	2,112,577
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/26	5,379,594
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,670,656
2,000,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/32	2,345,480
1,500,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/35	1,759,950
200,000	Delaware State Ser. 09D	5.200	10/01/26	220,806
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	605,295
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/30	1,088,090
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/30	661,229
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/35	1,118,490
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	1,198,200
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,328,380
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,108,040
9,300,000	Illinois State Ser. 10	6.900	03/01/35	9,514,923
5,000,000	Illinois State Ser. 10-1	5.363	02/01/19	5,343,400
14,795,000	Illinois State Ser. 10-1	5.563	02/01/21	16,080,094
2,500,000	Illinois State Ser. 10-2	5.650	03/01/20	2,715,300
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	210,404
320,000	Itasca Illinois Ser. 09A	6.200	02/01/39	339,581
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	2,331,000
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	1,138,370
5,640,000	Los Angeles California Community College District Ser. 10	6.600	08/01/42	7,709,147
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	603,945
200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	241,024
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	236,118
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	4,825,546
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,110,650
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	3,936,930
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,200,130
2,710,000	New York City New York Ser. 10	5.817	10/01/31	3,021,298
4,700,000	New York City New York Ser. 10	5.968	03/01/36	5,867,668
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,137,300
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	941,193
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	1,121,900
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	1,119,170
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,594,202
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	1,107,550
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	1,108,560
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/30	2,254,260
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	1,102,810
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/40	2,302,680
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,875,990
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	4,815,041
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,180,080
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/35	1,033,150
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	231,364

Schedule of Investments

$5,000,000	Utah State Ser. 10B	3.369%	07/01/21	$5,318,050
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	746,874

				160,634,277

	College Revenue — 8.4%
4,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	4,897,960
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	1,182,330
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	2,205,260
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,640,055
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/30	5,752,400
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,423,385
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	3,220,830
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,086,910
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,144,970
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	3,389,160
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	560,730
1,000,000	Pennsylvania State Higher Educational Facilities Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,162,550
905,000	Rutgers The State University of New Jersey	5.545	05/01/29	1,043,664
3,580,000	University of California Rev. Ser. 10	5.946	05/15/45	4,377,982
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	3,402,420
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/40	5,643,450
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/30	293,735
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	549,550
10,000,000	University of Texas System Ser. 10C	4.644	08/15/30	11,164,200
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/30	1,777,549
250,000	Wayne State University Ser. 09B	6.536	11/15/39	275,322

				56,194,412

	Electric Power Revenue — 12.0%
6,515,000	American Municipal Power, Inc. Ohio (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/50	9,748,720
2,090,000	American Municipal Power, Inc. Ohio (Meldahl Hydroelectric- Remarketed) Ser. 10E	6.270	02/15/50	2,528,043
2,200,000	American Municipal Power, Inc. Ohio Ser. 10	7.499	02/15/50	3,060,134
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/30	858,405
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/32	7,624,760
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/30	2,186,860
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/30	2,938,825
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/40	3,350,875
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/34	590,445
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/40	2,261,260
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/41	1,776,045
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	536,815
10,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/42	12,235,500
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,228,590
9,909,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/57	11,084,307
1,000,000	Northern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,202,950
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	308,220
2,115,000	South Carolina State Public Service Auth. Rev. Ser. 10C	6.454	01/01/50	2,659,888
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	2,217,490
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	2,341,520
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	3,067,218
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/35	6,190,914

				79,997,784

	Fuel Sales Tax Revenue — 2.9%
6,000,000	Missouri Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/24	6,911,700
2,250,000	Missouri State Highway & Transportation Commission (State Road Rev.) Ser. 09	4.963	05/01/23	2,579,850
2,000,000	Washington State Ser. 10	5.090	08/01/33	2,295,160

Schedule of Investments

$1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063%	02/01/30	$1,587,824
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,665,500

				19,040,034

	General Fund — 8.3%
17,590,000	California State Ser. 09	7.500	04/01/34	24,930,131
3,500,000	California State Ser. 09	7.300	10/01/39	4,946,200
4,500,000	California State Ser. 10	7.950	03/01/36	5,449,230
7,905,000	California State Ser. 10	7.600	11/01/40	11,799,082
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/21	5,838,800
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	2,400,360

				55,363,803

	Grant Revenue — 1.3%
10,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/39	8,860,028

	Health, Hospital, Nursing Home Revenue — 1.5%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,221,240
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities
	Rev. Ser. 10	7.900	06/15/30	2,366,140
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	2,921,125
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	1,020,430
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks
	Health System) Ser. 09A AGC	7.200	02/01/42	1,597,515
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	603,975

				9,730,425

	Highway Tolls Revenue — 5.9%
2,375,000	Bay Area California Auth. Toll Bridge Rev. (San Francisco Bay Area) Ser.
	10S3	6.907	10/01/50	3,255,127
3,085,000	Bay Area California Auth. Toll Bridge Rev. Sub. Lien Ser. 10S1	7.043	04/01/50	4,236,538
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	696,489
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/24	214,428
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	279,538
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/39	306,075
5,000,000	North Texas Tollway Auth. Rev. Sub. Lien Ser. 10B-2	8.410	02/01/30	6,209,300
1,443,000	Pennsylvania Turnpike Commission Rev. Ser. 09	6.105	12/01/39	1,803,779
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	2,293,760
9,455,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	10,945,297
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/36	5,803,500
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	3,249,041

				39,292,872

	Hotel Occupancy Tax — 0.5%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/42	3,550,338

	Income Tax Revenue — 1.7%
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub.-Ser.
	10S-1B	6.828	07/15/40	5,008,615
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser.
	09F	5.292	03/15/25	232,470
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/40	2,148,912
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser.
	10C	4.904	02/15/23	1,593,368
2,000,000	New York State Urban Development Corp. Rev. State Personal Income
	Tax Ser. 10C	5.838	03/15/40	2,479,700

				11,463,065

	Lease Revenue — 5.0%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various
	Projects) Ser. 10C	6.674	06/01/30	348,030
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various
	Projects) Ser. 10C	6.774	06/01/40	1,154,320
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	2,210,380
800,000	California State Public Works Board Lease Rev. (California State
	University Projects) Ser. 10B-2	7.804	03/01/35	1,060,488
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,622,300
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,079,030
145,000	Escondido California Union High School District COP (Qualified School
	Construction Bonds) Ser. 10 AGM	5.000	06/01/17	146,435
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/30	1,170,270
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/36	1,301,687
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev.
	(Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	582,655
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	2,188,460
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,142,290

Schedule of Investments

$2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000%	04/01/35	$2,266,720
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	1,086,300
500,000	Peoria Illinois Public Building Commission (School District Facilities)
	Rev. Ser. 09C AGC	6.580	12/01/29	558,480
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	3,884,280
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	599,370
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	3,621,540
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	1,017,590
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment
	Purchase Rev.) Ser. 10	6.526	12/01/30	2,465,663

				33,506,288

	Miscellaneous Revenue — 5.9%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	569,555
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	582,770
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	2,277,140
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	1,177,720
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	4,166,890
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects)
	Ser. 10E-2	6.120	11/01/29	562,430
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	2,233,100
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	7,913,080
1,000,000	Mississippi State Ser. 10	5.245	11/01/34	1,146,350
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	3,188,340
4,220,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/40	5,914,879
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,191,950
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	2,224,900
5,000,000	Texas State Ser. 09	5.517	04/01/39	6,355,450

				39,504,554

	Port, Airport & Marina Revenue — 2.5%
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/38	3,514,263
5,750,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/40	7,177,552
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	285,318
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	5,757,600

				16,734,733

	Resource Recovery Revenue — 0.2%
1,205,000	Delaware State Solid Waste Auth. System Rev. Ser. 10B	4.970	06/01/19	1,325,331

	Sales Tax Revenue — 2.5%
1,855,000	Central Puget Sound Washington Regional Transportation Auth. Sales &
	Use Ser. 09	5.491	11/01/39	2,316,672
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B
	AGM	6.157	07/01/33	223,654
2,000,000	Massachusetts State Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.869	07/01/40	2,414,940
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser.
	09B	5.715	08/15/39	312,960
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,787,600
1,000,000	Missouri State Highway & Transportation Commission State Road Rev.
	Ser. 10	5.020	05/01/25	1,111,820
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/32	1,234,695
1,815,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937	06/15/39	2,353,238
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/40	3,934,710

				16,690,289

	Sewer Revenue — 1.4%
3,000,000	East Bay California Municipal Utility District Wastewater System Rev.
	Ser. 10	5.026	06/01/32	3,367,800
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,207,294
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,268,057
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,333,597
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,401,309
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	559,910
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	224,972
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	220,436

				9,583,375

	Special Assessment — 0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,562,625

	Tax Increment Revenue — 0.3%
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev.
	(Temecula Redevelopment No. 1) Ser. 10B	7.930	08/01/30	1,109,120

Schedule of Investments

$1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev.
	(Temecula Redevelopment No. 1) Ser. 10B	8.180%	08/01/39	$1,122,110

				2,231,230

	Transit Revenue — 5.4%
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	1,429,476
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	3,206,075
1,875,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/39	2,468,306
2,510,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/39	3,267,242
11,095,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	14,740,152
1,990,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/28	2,091,709
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/28	1,186,425
7,455,000	New Jersey State Transportation Trust Fund Auth. System Ser. 10B	6.561	12/15/40	7,995,711

				36,385,096

	Water Revenue — 7.7%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,733,250
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	235,180
3,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/40	3,806,250
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,221,220
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,486,687
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,477,700
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	589,340
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/40	1,176,570
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	1,102,540
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	2,493,080
6,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/42	6,812,968
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	1,140,200
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	1,200,020
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	605,575
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	642,205
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/39	629,220
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	3,617,340
4,600,000	San Francisco City & County Public Utilities Commission Ser. 10	6.950	11/01/50	6,314,880
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,295,540
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	2,347,060
1,645,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.393	08/01/40	2,012,526
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,697,475
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	1,123,770
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,426,546
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/39	1,411,263
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	617,685

				51,216,090

	Total Municipal Bonds (Cost $609,085,562)			652,866,649

Number of Shares
	Money Market Fund—0.6%
3,670,457	Invesco Premier Portfolio – Institutional Class, 0.07%(a) (Cost $3,670,457)			3,670,457

	Total Investments (Cost $612,756,019)(b)—98.2%			656,537,106
	Other assets less liabilities—1.8%			12,184,982

	Net Assets—100.0%			$668,722,088

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM- Assured Guaranty Municipal Corp.

Schedule of Investments

Auth. - Authority

COP - Certificate of Participation

PSF-GTD - Permanent School Fund Guaranteed

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(b)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $43,781,087, which consisted of aggregate gross unrealized appreciation of $53,830,783 and aggregate gross unrealized depreciation of $10,049,696.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)

July 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 96.2%
	Ad Valorem Property Tax — 21.4%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE(a)	5.250%	08/01/17	$1,475,833
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	528,410
1,000,000	California State Various Purpose Ser. 09	5.500	11/01/39	1,168,570
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	872,376
2,000,000	Chaffey California Joint Union High School District (Election 2012) Ser. 15B	5.000	08/01/44	2,242,400
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	1,129,090
1,500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,723,860
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	534,840
1,500,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC	5.500	06/01/34	1,695,180
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE(a)	5.000	08/01/17	544,120
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,610,516
1,000,000	Peralta Community College District Ser. 06A NATL RE(a)	5.000	08/01/16	1,046,990
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	1,064,426
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE(a)	5.000	08/01/17	544,120
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	430,176
1,000,000	San Diego California Community College District (Election of 2006) Ser. 13	5.000	08/01/43	1,124,660
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/32	2,249,520
1,740,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	1,929,590

				21,914,677

	College Revenue — 12.7%
3,875,000	California State Educational Facilities Auth. Rev. (California Institute of Technology) Ser. 09	5.000	11/01/39	4,376,929
2,100,000	California State University Rev. Ref. Ser. 15A	5.000	11/01/38	2,416,113
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	531,090
2,000,000	California State University Rev. Systemwide Ser. 14A	5.000	11/01/39	2,274,160
1,500,000	University of California Rev. (Limited Project) Ser. 12G	5.000	05/15/37	1,702,680
1,500,000	University of California Rev. General Ser. 13AI	5.000	05/15/38	1,694,700

				12,995,672

	Electric Power Revenue — 8.1%
2,000,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	2,228,240
2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	2,307,420
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 14D	5.000	07/01/39	1,132,840
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 15E	5.000	07/01/44	1,125,430
400,000	Los Angeles California Water & Power Rev. (Power System) Sub.-Ser.
	07A-1 AMBAC	5.000	07/01/39	429,464
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,092,510

				8,315,904

	General Fund — 3.9%
550,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	573,689
1,020,000	California State Various Purpose Ser. 09	6.000	04/01/38	1,189,493
2,000,000	California State Various Purpose Ser.13	5.000	04/01/43	2,237,180

				4,000,362

	Health, Hospital, Nursing Home Revenue — 5.7%
500,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	529,795
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,063,330
1,000,000	California Statewide Communities Development Auth. Rev. (Kaiser Permanente) Ser. 12A	5.000	04/01/42	1,094,990
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	1,110,380

Schedule of Investments

$1,000,000	California Statewide Communities Development Auth. Rev. Ref. (Cottage Health System Obligated Group) Ser. 15	5.000%	11/01/43	$1,106,360
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	957,427

				5,862,282

	Highway Tolls Revenue — 4.8%
4,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/54	4,876,650

	Lease Revenue — 12.2%
540,000	Anaheim California Public Financing Auth. Lease Rev. Ref. Ser. 14A	5.000	05/01/39	606,631
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,694,880
485,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Figueroa Plaza) Ser. 07B1 NATL RE	4.750	08/01/37	486,581
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	1,129,650
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev. Police Headquarters Facility Ser. 06A NATL RE	4.250	01/01/37	402,992
2,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/44	2,242,100
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,145,200
1,000,000	San Diego California Public Facilities Financing Auth. Lease Rev. (Capital improvement Projects) Ser. 15A	5.000	10/15/44	1,095,360
2,000,000	San Jose California Financing Auth. Ref. (Civic Center Project) Ser. 13A	5.000	06/01/39	2,247,600
400,000	Santa Clara Valley California Water District (COP Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	425,384
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	1,070,230

				12,546,608

	Miscellaneous Revenue — 6.2%
1,500,000	California State Various Purpose - Green Bonds Ser.14	5.000	10/01/37	1,714,260
1,000,000	California State Various Purpose Ser. 14	5.000	10/01/44	1,133,480
1,000,000	California State Various Purpose Ser. 15	5.000	03/01/45	1,133,400
2,000,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	2,351,660

				6,332,800

	Port, Airport & Marina Revenue — 6.6%
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/40	536,790
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/45	533,875
2,000,000	Los Angeles California Department of Airports Ref. Rev. Sub.- Ser. 15C	5.000	05/15/38	2,276,960
1,000,000	Los Angeles California Department of Airports Senior Los Angeles International Airport Ser. 10A	5.000	05/15/40	1,129,710
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Ser. 14B	5.000	05/01/44	2,230,720

				6,708,055

	Sales Tax Revenue — 1.3%
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Sub.- Ser.) 10C AGM	5.125	08/01/42	1,348,620

	Sewer Revenue — 2.0%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM(a)	5.000	09/15/17	436,976
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	403,656
650,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	714,226
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	473,368

				2,028,226

	Special Assessment — 1.6%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,666,125

	Tax Increment Revenue — 3.8%
1,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser.14A AGM	5.000	09/01/44	1,091,750
2,500,000	Santa Cruz County California Redevelopment Successor Agency Tax Allocation Ref. Ser. 15A AGM	5.000	09/01/35	2,829,850

				3,921,600

Schedule of Investments

	Water Revenue — 5.9%
$1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE(a)	5.000%	06/01/17	$1,082,170
1,500,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 15A	5.000	06/01/37	1,750,995
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/43	2,260,660
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	459,640
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM(a)	4.500	05/01/16	516,035

				6,069,500

	Total Investments (Cost $95,805,867)(b)(c)—96.2%			98,587,081
	Other assets less liabilities—3.8%			3,913,678

	Net Assets—100.0%			$102,500,759

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

FGIC - Financial Guaranty Insurance Co.

NATL RE - National Public Finance Guarantee Corp.

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of July 31, 2015. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	26.5%
Assured Guaranty Corp.	10.8
National Public Finance Guarantee Corp.	7.6

(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $ 2,781,214, which consisted of aggregate gross unrealized appreciation of $3,657,135 and aggregate gross unrealized depreciation of $ 875,921.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CEF Income

Composite Portfolio (PCEF)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Closed-End Funds - 100.0%
	Bonds - 47.6%
2,627,571	Aberdeen Asia-Pacific Income Fund, Inc.	$12,428,411
2,120,364	AllianceBernstein Income Fund, Inc.	15,881,526
143,092	Babson Capital Global Short Duration High Yield Fund	2,735,919
402,445	BlackRock Build America Bond Trust	8,193,780
476,558	BlackRock Core Bond Trust	6,076,115
1,060,473	BlackRock Credit Allocation Income Trust	13,192,284
556,015	BlackRock Income Trust, Inc.	3,525,135
323,907	BlackRock Limited Duration Income Trust	4,881,278
379,618	BlackRock Multi-Sector Income Trust	6,256,105
433,722	Blackstone/GSO Strategic Credit Fund	6,692,330
223,002	Brookfield Mortgage Opportunity Income Fund, Inc.	3,405,241
125,110	Brookfield Total Return Fund, Inc.	2,832,490
248,672	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	5,866,172
84,956	Cohen & Steers Select Preferred and Income Fund, Inc.	2,083,121
75,559	Cutwater Select Income Fund	1,428,821
880,469	DoubleLine Income Solutions Fund	16,922,614
73,647	DoubleLine Opportunistic Credit Fund	1,721,867
240,093	Duff & Phelps Utility and Corporate Bond Trust, Inc.	2,232,865
1,052,413	Eaton Vance Limited Duration Income Fund	14,260,196
168,317	Eaton Vance Short Duration Diversified Income Fund	2,346,339
103,229	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,333,719
176,613	First Trust Aberdeen Global Opportunity Income Fund	1,866,799
427,575	First Trust Intermediate Duration Preferred & Income Fund	9,235,620
137,344	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	3,021,568
212,011	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	3,917,963
57,117	Flaherty & Crumrine Total Return Fund, Inc.	1,086,937
264,108	Franklin Limited Duration Income Trust	3,076,858
123,421	Guggenheim Build America Bonds Managed Duration Trust	2,680,704
98,764	Invesco Bond Fund(a)	1,739,234
1,238,828	Invesco Senior Income Trust(a)	5,488,008
62,271	John Hancock Investors Trust	981,391
181,254	John Hancock Preferred Income Fund	3,581,579
147,700	John Hancock Preferred Income Fund II	2,878,673
225,393	John Hancock Preferred Income Fund III	3,845,205
438,836	John Hancock Premium Dividend Fund	6,025,218
211,443	Legg Mason BW Global Income Opportunities Fund, Inc.	2,858,709
530,925	MFS Charter Income Trust	4,470,389
223,319	MFS Government Markets Income Trust	1,188,057
1,023,291	MFS Intermediate Income Trust	4,696,906
761,041	MFS Multimarket Income Trust	4,543,415
185,726	Nuveen Build America Bond Fund	3,645,801
62,156	Nuveen Build America Bond Opportunity Fund	1,249,957
1,329,735	Nuveen Credit Strategies Income Fund	11,422,424
479,821	Nuveen Floating Rate Income Fund	5,119,690
238,667	Nuveen Global High Income Fund	3,864,019

160,285	Nuveen Preferred & Income Term Fund	$3,571,150
842,470	Nuveen Preferred Income Opportunities Fund	7,742,299
577,936	Nuveen Quality Preferred Income Fund	4,681,282
1,068,761	Nuveen Quality Preferred Income Fund II	9,704,350
230,345	Nuveen Quality Preferred Income Fund III	1,923,381
197,507	PIMCO Corporate & Income Strategy Fund	2,707,821
77,457	PIMCO Income Opportunity Fund	1,821,789
152,381	PIMCO Income Strategy Fund	1,583,239
350,192	PIMCO Income Strategy Fund II	3,295,307
204,458	PIMCO Strategic Income Fund, Inc.	1,711,313
215,078	Pioneer Floating Rate Trust	2,490,603
296,426	Prudential Short Duration High Yield Fund, Inc.	4,502,711
550,009	Putnam Master Intermediate Income Trust	2,612,543
1,222,217	Putnam Premier Income Trust	6,233,307
97,953	Stone Harbor Emerging Markets Income Fund	1,381,137
181,159	Strategic Global Income Fund, Inc.	1,476,446
416,165	TCW Strategic Income Fund, Inc.	2,189,028
1,175,240	Templeton Global Income Fund	8,032,765
99,088	Virtus Global Multi-Sector Income Fund	1,565,590
137,019	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,295,068
155,495	Western Asset Global Partners Income Fund, Inc.	1,365,246
62,839	Western Asset Investment Grade Defined Opportunity Trust, Inc.	1,286,314
59,751	Western Asset Mortgage Defined Opportunity Fund, Inc.	1,441,792
82,983	Western Asset Premier Bond Fund	1,080,439
602,978	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	6,620,698
289,238	Western Asset/Claymore Inflation-Linked Securities & Income Fund	3,210,542

		313,307,612

	Bonds/High Yield - 25.5%
846,253	AllianceBernstein Global High Income Fund, Inc.	9,867,310
1,253,872	BlackRock Corporate High Yield Fund, Inc.	13,265,966
1,851,534	BlackRock Debt Strategies Fund, Inc.	6,647,007
323,718	BlackRock Floating Rate Income Strategies Fund, Inc.	4,334,584
206,323	BlackRock Floating Rate Income Trust	2,671,883
512,720	Credit Suisse Asset Management Income Fund, Inc.	1,548,414
594,203	Credit Suisse High Yield Bond Fund	1,473,623
131,966	Deutsche High Income Opportunities Fund, Inc.	1,852,803
243,031	Deutsche Multi-Market Income Trust	1,907,793
518,617	Dreyfus High Yield Strategies Fund	1,716,622
277,558	Eaton Vance Floating-Rate Income Trust	3,863,607
252,692	Eaton Vance Senior Floating-Rate Trust	3,471,988
356,279	First Trust High Income Long/Short Fund	5,379,813
184,895	First Trust Senior Floating Rate Income Fund II	2,459,103
214,037	Global High Income Fund, Inc.	1,797,911
33,426	Guggenheim Credit Allocation Fund	751,751
149,186	Ivy High Income Opportunities Fund	2,143,803
136,236	KKR Income Opportunities Fund	2,095,310
254,651	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,261,301
194,372	Neuberger Berman High Yield Strategies Fund, Inc.	2,196,404
230,879	New America High Income Fund, Inc. (The)	1,964,780
270,958	Nuveen Floating Rate Income Opportunity Fund	2,931,766
252,300	Nuveen NASDAQ 100 Dynamic Overwrite Fund	4,861,821
335,175	Nuveen Senior Income Fund	2,125,009

Schedule of Investments

348,773	PIMCO Corporate & Income Opportunity Fund	$4,990,942
1,222,818	PIMCO Dynamic Credit Income Fund	24,040,602
58,110	Pioneer Diversified High Income Trust	924,530
147,916	Pioneer High Income Trust	1,628,555
364,061	Prudential Global Short Duration High Yield Fund, Inc.	5,351,697
96,014	Stone Harbor Emerging Markets Total Income Fund	1,259,704
471,890	Templeton Emerging Markets Income Fund	4,959,564
1,031,560	Voya Prime Rate Trust	5,560,108
619,786	Wells Fargo Advantage Income Opportunities Fund	5,026,464
418,340	Wells Fargo Advantage Multi-Sector Income Fund	5,191,599
309,261	Western Asset Emerging Markets Debt Fund, Inc.	4,475,007
288,840	Western Asset Emerging Markets Income Fund, Inc.	2,989,494
279,301	Western Asset Global High Income Fund, Inc.	2,781,838
605,397	Western Asset High Income Fund II, Inc.	4,310,427
822,737	Western Asset High Income Opportunity Fund, Inc.	4,097,230
202,932	Western Asset High Yield Defined Opportunity Fund, Inc.	3,043,777
463,811	Western Asset Managed High Income Fund, Inc.	2,240,207
130,453	Western Asset Worldwide Income Fund, Inc.	1,369,757

		167,831,874

	Domestic Equity — 3.1%
199,324	BlackRock Science & Technology Trust	3,538,001
135,952	Cohen & Steers Global Income Builder, Inc.	1,515,865
1,183,866	DNP Select Income Fund, Inc.	12,063,594
181,429	GAMCO Natural Resources Gold & Income Trust	1,124,860
121,144	John Hancock Hedged Equity & Income Fund	1,908,018

		20,150,338

	Option Income — 23.8%
661,791	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	9,595,970
160,758	BlackRock Energy and Resources Trust	2,512,648
263,743	BlackRock Enhanced Capital and Income Fund, Inc.	3,937,683
1,665,275	BlackRock Enhanced Equity Dividend Trust	13,338,853
673,099	BlackRock Global Opportunities Equity Trust	9,255,111
39,134	BlackRock Health Sciences Trust	1,741,463
752,272	BlackRock International Growth and Income Trust	5,416,358
994,939	BlackRock Resources & Commodities Strategy Trust	8,168,449
74,829	Columbia Seligman Premium Technology Growth Fund, Inc.	1,352,160
277,687	Eaton Vance Enhanced Equity Income Fund	3,743,221
326,305	Eaton Vance Enhanced Equity Income Fund II	4,679,214
570,985	Eaton Vance Risk-Managed Diversified Equity Income Fund	6,115,249
146,767	Eaton Vance Tax-Managed Buy-Write Income Fund	2,440,735
320,664	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	4,912,573
1,264,985	Eaton Vance Tax-Managed Diversified Equity Income Fund	14,635,877
715,374	Eaton Vance Tax-Managed Global Buy- Write Opportunities Fund	8,648,872

2,034,280	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	$20,078,344
170,100	First Trust Enhanced Equity Income Fund	2,440,935
130,744	Guggenheim Enhanced Equity Income Fund	1,096,942
187,050	Madison Covered Call & Equity Strategy Fund	1,479,566
313,733	Nuveen Dow 30SM Dynamic Overwrite Fund	4,696,583
188,928	Nuveen Global Equity Income Fund	2,255,800
720,049	Nuveen S&P 500 Buy-Write Income Fund	9,483,045
140,769	Nuveen S&P 500 Dynamic Overwrite Fund	1,969,358
108,174	Voya Asia Pacific High Dividend Equity Income Fund	1,121,764
124,704	Voya Global Advantage And Premium Opportunity Fund	1,510,165
853,116	Voya Global Equity Dividend And Premium Opportunity Fund	6,893,177
173,897	Voya Infrastructure Industrials And Materials Fund	2,411,951
161,129	Voya Natural Resources Equity Income Fund	1,073,119

		157,005,185

	Total Investments (Cost $693,551,084)(b)-100.0%	658,295,009
	Other assets less liabilities-(0.0)%	(5,499)

	Net Assets-100.0%	$658,289,510

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund and Invesco Senior Income Trust are considered to be affiliated. The table below shows the Funds’ transactions in, and earnings from, its investments in affilates for the nine months ended July 31, 2015.

	Value Octo- ber 31, 2014	Purch- ases at Cost	Proceeds from Sales	Change in Unreal- ized Appre- ciation (Depre- ciation)	Real- ized Gain (Loss)	Value July 31, 2015	Divi dend Inc ome
Invesco Bond Fund	$1,635,353	$344,300	$(147,750)	$(112,706)	$20,037 (*)	$1,739,234	$ 84,826
Invesco Senior Income Trust	6,484,355	1,475,068	(2,109,758)	118,405	(480,062)	5,488,008	363,834

Total Investments in Affiliates	$8,119,708	$1,819,368	$(2,257,508)	$5,699	$(460,025)	$7,227,242	$448,660

(*)	Includes $25,156 of capital gains distributions from affiliated underlying funds.
(b)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $701,883,837. The net unrealized depreciation was $43,588,828, which consisted of aggregate gross unrealized appreciation of $22,530,223 and aggregate gross unrealized depreciation of $66,119,051.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

July 31, 2015

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds — 68.9%
		Australia— 0.7%
CNH	5,000,000	Australia & New Zealand Banking Group Ltd., EMTN	2.900%	08/14/15	$803,747

		Brazil— 3.3%
CNH	24,000,000	Banco BTG Pactual SA, GMTN	4.100	03/26/16	3,818,532

		China— 34.8%
CNH	5,000,000	21Vianet Group, Inc.	7.875	03/22/16	805,096
CNH	7,850,000	Agile Property Holdings Ltd.	6.500	02/28/17	1,224,580
CNH	10,000,000	Agricultural Bank of China Ltd.	3.200	11/28/15	1,607,388
CNH	5,000,000	Agricultural Development Bank of China	3.280	01/16/17	803,546
CNH	8,000,000	Bank of China Ltd./Abu Dhabi, EMTN	3.600	06/30/17	1,287,870
CNH	10,000,000	Bank of Communications Co. Ltd.	3.300	03/20/16	1,607,136
CNH	10,000,000	Bestgain Real Estate Lyra Ltd., EMTN	4.050	12/16/16	1,610,318
CNH	10,000,000	Bestgain Real Estate Lyra Ltd., EMTN	4.500	12/04/18	1,616,203
CNH	10,000,000	Bitronic Ltd.	4.000	12/12/15	1,608,189
CNH	8,000,000	CCBL Funding PLC	3.200	11/29/15	1,284,624
CNH	15,000,000	Central Plaza Development Ltd.	7.600	11/29/15	2,431,827
CNH	10,000,000	China City Construction International Co. Ltd.	5.350	07/03/17	1,607,184
CNH	1,000,000	China Development Bank Corp.	2.950	08/02/15	160,822
CNH	6,000,000	China Development Bank Corp.	4.200	01/19/27	971,544
CNH	10,000,000	China Development Bank Corp., EMTN	3.600	11/13/18	1,610,260
CNH	10,500,000	China Electronics Corp. Holdings Co. Ltd.	4.700	01/16/17	1,684,418
CNH	3,000,000	China General Nuclear Power Corp.	3.750	11/01/15	482,460
CNH	10,000,000	China Minmetals Corp.	3.650	03/28/16	1,604,323
CNH	6,000,000	China Resources Power Holdings Co. Ltd.	3.750	11/12/15	964,290
CNH	10,000,000	China Unicom Hong Kong Ltd., EMTN	4.000	04/16/17	1,603,244
CNH	5,000,000	Eastern Air Overseas Hong Kong Corp. Ltd.	3.875	06/05/16	802,573
CNH	5,000,000	Fantasia Holdings Group Co. Ltd.	7.875	05/27/16	773,956
CNH	5,000,000	Gemdale Asia Holding Ltd.	5.625	03/21/18	780,991
CNH	12,870,000	Huaneng Power International, Inc.	3.850	02/05/16	2,068,380
CNH	6,000,000	Industrial & Commercial Bank of China Ltd.	3.000	08/14/15	964,555
CNH	10,000,000	Industrial & Commercial Bank of China Ltd., EMTN	3.200	11/28/15	1,606,986
CNH	10,000,000	Industrial & Commercial Bank of China Ltd., EMTN	3.400	02/11/16	1,606,989
CNH	5,000,000	Jinchuan Group Co. Ltd.	4.750	07/17/17	786,103
CNH	5,000,000	Kunzhi Ltd.	5.875	01/15/17	803,068
CNH	1,000,000	Lenovo Group Ltd.	4.950	06/10/20	163,308
	10,000,000	Rosy Capital Global Ltd.	5.250	07/30/18	1,608,117
CNH	5,500,000	Shanghai Baosteel Group Corp.	4.150	03/01/17	888,949
CNH	5,000,000	Sinostrong International Ltd.	4.000	05/28/18	806,318
CNH	3,000,000	Yanlord Land HK Co. Ltd.	5.375	05/23/16	477,948

					40,713,563

		France— 2.1%
CNH	11,000,000	Air Liquide Finance SA	3.000	09/19/16	1,754,721
CNH	4,000,000	Total Capital SA, EMTN	3.750	09/24/18	647,714

					2,402,435

		Germany— 0.8%
CNH	1,000,000	Volkswagen International Finance NV, EMTN	2.150	05/23/16	158,809
CNH	5,000,000	Volkswagen International Finance NV, EMTN	3.750	11/30/17	806,123

					964,932

		Hong Kong— 10.2%
CNH	5,000,000	Asia Standard International Group Ltd.	6.500	04/17/18	791,041
CNH	7,000,000	Beijing Capital Hong Kong Ltd.	4.700	06/20/17	1,125,760
CNH	4,000,000	China Construction Bank Asia Corp. Ltd., EMTN	3.250	03/13/16	642,307
CNH	5,000,000	Far East Consortium International Ltd.	5.875	03/04/16	803,085
CNH	10,000,000	Hainan Airlines Hong Kong Co. Ltd.	6.250	05/22/17	1,608,228
CNH	10,000,000	HKCG Finance Ltd., EMTN	1.400	04/11/16	1,585,108
CNH	5,000,000	I.T. Ltd.	6.250	05/15/18	765,912
CNH	4,000,000	ICBCIL Finance Co. Ltd.	3.900	06/18/18	644,057
CNH	1,000,000	Industrial & Commercial Bank of China Asia Ltd., EMTN	6.000	11/04/21	164,886
CNH	5,000,000	Noble Group Ltd., EMTN	4.000	01/30/16	775,947
CNH	10,000,000	Starway Assets Enterprises, Inc.	4.100	01/22/17	1,606,137

Schedule of Investments

CNH	5,000,000	Value Success International Ltd., EMTN	4.000%	11/21/16	$805,159
CNH	4,000,000	Value Success International Ltd., EMTN	4.750	11/04/18	654,527

					11,972,154

		India— 1.0%
CNH	7,000,000	ICICI Bank Ltd.	4.900	09/21/15	1,127,153

		Japan— 2.0%
CNH	15,000,000	Bank of Tokyo-Mitsubishi UFJ China Ltd.	3.050	05/26/17	2,388,264

		Netherlands— 0.3%
CNH	2,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.250	09/20/15	321,674

		New Zealand— 1.2%
CNH	9,000,000	Fonterra Co-operative Group Ltd., EMTN	4.000	06/22/20	1,441,686

		Russia— 3.3%
CNH	10,000,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	4.250	01/30/17	1,535,858
CNH	15,000,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, MTN	3.600	02/04/16	2,361,007

					3,896,865

		Singapore— 1.4%
CNH	10,500,000	Global Logistic Properties Ltd., EMTN	3.375	05/11/16	1,681,427

		Supranational— 2.7%
CNH	10,000,000	Asian Development Bank, EMTN	2.850	10/21/20	1,567,689
CNH	10,000,000	International Finance Corp., GMTN	2.000	06/26/17	1,578,075

					3,145,764

		Sweden— 1.0%
CNH	7,000,000	Volvo Treasury AB, EMTN	3.800	11/22/15	1,126,299

		United Kingdom— 2.7%
CNH	5,000,000	BP Capital Markets PLC, EMTN	3.950	10/08/18	807,444
CNH	15,000,000	Standard Chartered PLC	2.625	05/31/16	2,395,414

					3,202,858

		United States— 1.4%
CNH	10,000,000	Caterpillar Financial Services Corp., EMTN	3.550	06/23/18	1,604,191

		Total Corporate Bonds (Cost $82,002,824)			80,611,544

		Sovereign Debt Obligations — 30.3%
		Canada— 1.4%
CNH	10,000,000	Province of British Columbia Canada	2.850	11/13/16	1,601,232

		China— 26.1%
CNH	6,000,000	China Government Bond	1.800	12/01/15	962,337
CNH	5,000,000	China Government Bond	2.870	06/27/16	806,000
CNH	13,500,000	China Government Bond	1.400	08/18/16	2,143,775
CNH	15,000,000	China Government Bond	2.600	11/22/16	2,411,922
CNH	5,000,000	China Government Bond	2.560	06/29/17	803,101
CNH	9,500,000	China Government Bond	1.940	08/18/18	1,493,430
CNH	20,000,000	China Government Bond	3.090	11/22/18	3,244,459
CNH	15,000,000	China Government Bond	3.090	06/29/20	2,420,876
CNH	16,000,000	China Government Bond	2.480	12/01/20	2,501,173
CNH	10,000,000	China Government Bond	2.360	08/18/21	1,532,419
CNH	19,000,000	China Government Bond	3.100	06/29/22	3,008,225
CNH	9,000,000	China Government Bond	3.160	06/27/23	1,429,658
CNH	12,500,000	China Government Bond	3.480	06/29/27	2,010,608
CNH	10,000,000	Export-Import Bank of China (The)	3.000	05/14/16	1,603,771
CNH	6,000,000	Export-Import Bank of China (The)	3.350	06/18/17	963,683
CNH	10,000,000	Export-Import Bank of China (The), Series A	3.000	01/21/16	1,605,790
CNH	10,000,000	Export-Import Bank of China (The), Series B	3.250	01/21/17	1,605,022

					30,546,249

		France— 1.4%
CNH	10,000,000	Caisse d’Amortissement de la Dette Sociale	3.800	02/06/17	1,618,361

		South Korea— 1.4%
CNH	10,000,000	Export-Import Bank of Korea, EMTN	3.600	06/10/18	1,599,127

		Total Sovereign Debt Obligations (Cost $35,899,102)			35,364,969

Schedule of Investments

Number of Shares
	Money Market Fund—3.3%
3,887,283	Invesco Premier Portfolio – Institutional Class, 0.07%(b) (Cost $3,887,283)	$3,887,283

	Total Investments (Cost $121,789,209)(c)— 102.5%	119,863,796
	Other assets less liabilities—(2.5)%	(2,931,779)

	Net Assets—100.0%	$116,932,017

Investment Abbreviations:

CNH - Chinese Yuan

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Notes

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $1,925,413, which consisted of aggregate gross unrealized appreciation of $26,281 and aggregate gross unrealized depreciation of $1,951,694.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

July 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations - 97.8%
	Brazil - 3.3%
$24,145,000	Brazilian Government International Bond	8.250%	01/20/34	$29,034,363
25,507,000	Brazilian Government International Bond	7.125	01/20/37	27,930,165
30,603,000	Brazilian Government International Bond	5.625	01/07/41	28,460,790

				85,425,318

	Colombia - 3.2%
22,403,000	Colombia Government International Bond	7.375	09/18/37	27,611,697
25,647,000	Colombia Government International Bond	6.125	01/18/41	27,826,995
26,730,000	Colombia Government International Bond	5.625	02/26/44	27,264,600

				82,703,292

	Croatia - 3.5%
27,132,000	Croatia Government International Bond(a)	6.750	11/05/19	29,980,860
27,167,000	Croatia Government International Bond(a)	6.625	07/14/20	29,856,587
26,866,000	Croatia Government International Bond(a)	6.375	03/24/21	29,048,863

				88,886,310

	Dominican Republic - 3.4%
27,483,000	Dominican Republic International Bond(a)	6.600	01/28/24	29,928,987
26,259,000	Dominican Republic International Bond(a)	7.450	04/30/44	28,359,720
28,880,000	Dominican Republic International Bond(a)	6.850	01/27/45	29,457,600

				87,746,307

	El Salvador - 3.3%
25,996,000	El Salvador Government International Bond(a)	8.250	04/10/32	28,173,165
28,530,000	El Salvador Government International Bond(a)	7.650	06/15/35	28,636,988
28,625,000	El Salvador Government International Bond(a)	7.625	02/01/41	28,517,656

				85,327,809

	Hungary - 3.4%
26,958,000	Hungary Government International Bond	5.750	11/22/23	30,209,135
27,441,000	Hungary Government International Bond	5.375	03/25/24	30,094,545
20,529,000	Hungary Government International Bond	7.625	03/29/41	27,680,893

				87,984,573

	Indonesia - 3.3%
21,392,000	Indonesia Government International Bond(a)	8.500	10/12/35	28,825,720
24,738,000	Indonesia Government International Bond(a)	6.625	02/17/37	27,984,863
22,392,000	Indonesia Government International Bond(a)	7.750	01/17/38	28,493,820

				85,304,403

	Latvia - 3.6%
45,733,000	Republic of Latvia(a)	2.750	01/12/20	46,247,496
39,356,000	Republic of Latvia(a)	5.250	06/16/21	44,521,475

				90,768,971

	Lithuania - 3.5%
25,379,000	Lithuania Government International Bond(a)	7.375	02/11/20	30,475,103
25,695,000	Lithuania Government International Bond(a)	6.125	03/09/21	29,865,093
24,431,000	Lithuania Government International Bond(a)	6.625	02/01/22	29,378,278

				89,718,474

	Mexico - 3.3%
24,684,000	Mexico Government International Bond, MTN	6.050	01/11/40	28,633,440
25,816,000	Mexico Government International Bond, MTN	5.550	01/21/45	27,978,090
29,396,000	Mexico Government International Bond	4.600	01/23/46	27,815,965

				84,427,495

	Morocco - 3.4%
43,347,000	Morocco Government International Bond(a)	4.250	12/11/22	44,300,634
41,219,000	Morocco Government International Bond(a)	5.500	12/11/42	41,888,809

				86,189,443

Schedule of Investments

	Pakistan - 3.6%
$28,598,000	Pakistan Government International Bond(a)	7.250%	04/15/19	$29,920,657
30,179,000	Pakistan Government International Bond(a)	6.750	12/03/19	30,997,032
28,467,000	Pakistan Government International Bond(a)	8.250	04/15/24	30,530,858

				91,448,547

	Panama - 3.5%
23,526,000	Panama Government International Bond	7.125	01/29/26	30,113,280
20,789,000	Panama Government International Bond	8.875	09/30/27	29,832,215
22,947,000	Panama Government International Bond	6.700	01/26/36	28,798,485

				88,743,980

	Peru - 3.4%
22,817,000	Peruvian Government International Bond	7.350	07/21/25	29,776,185
19,652,000	Peruvian Government International Bond	8.750	11/21/33	29,723,650
25,126,000	Peruvian Government International Bond	5.625	11/18/50	28,392,380

				87,892,215

	Philippines - 3.4%
17,810,000	Philippine Government International Bond	9.500	02/02/30	29,097,087
20,021,000	Philippine Government International Bond	7.750	01/14/31	29,230,660
21,464,000	Philippine Government International Bond	6.375	10/23/34	28,869,080

				87,196,827

	Poland - 3.5%
26,506,000	Poland Government International Bond	5.125	04/21/21	29,830,912
26,769,000	Poland Government International Bond	5.000	03/23/22	29,969,234
28,635,000	Poland Government International Bond	4.000	01/22/24	30,395,480

				90,195,626

	Qatar - 3.5%
15,384,000	Qatar Government International Bond(a)	9.750	06/15/30	25,248,221
24,714,000	Qatar Government International Bond(a)	6.400	01/20/40	32,189,985
25,837,000	Qatar Government International Bond(a)	5.750	01/20/42	31,191,615

				88,629,821

	Romania - 3.5%
37,935,000	Romanian Government International Bond, MTN(a)	6.750	02/07/22	44,905,556
42,534,000	Romanian Government International Bond, MTN(a)	4.375	08/22/23	44,550,112

				89,455,668

	Russia - 3.8%
34,000,000	Russian Foreign Bond - Eurobond(a)	4.875	09/16/23	33,192,500
35,400,000	Russian Foreign Bond - Eurobond(a)	5.625	04/04/42	32,594,550
34,000,000	Russian Foreign Bond - Eurobond(a)	5.875	09/16/43	32,210,580

				97,997,630

	Serbia - 3.5%
28,142,000	Republic of Serbia(a)	5.875	12/03/18	29,749,471
30,006,000	Republic of Serbia(a)	4.875	02/25/20	30,343,567
25,361,000	Republic of Serbia(a)	7.250	09/28/21	28,626,229

				88,719,267

	Slovenia - 3.5%
25,696,000	Slovenia Government International Bond(a)	5.500	10/26/22	28,940,120
25,496,000	Slovenia Government International Bond(a)	5.850	05/10/23	29,271,958
27,560,000	Slovenia Government International Bond(a)	5.250	02/18/24	30,508,920

				88,720,998

	South Africa - 3.4%
27,183,000	South Africa Government International Bond	5.875	05/30/22	30,281,046
24,793,000	South Africa Government International Bond	6.250	03/08/41	28,467,323
27,614,000	South Africa Government International Bond	5.375	07/24/44	27,976,296

				86,724,665

	South Korea - 3.4%
24,219,000	Republic of Korea	7.125	04/16/19	28,718,890
26,797,000	Republic of Korea	3.875	09/11/23	29,049,288
24,984,000	Republic of Korea	4.125	06/10/44	28,508,243

				86,276,421

Schedule of Investments

	Sri Lanka— 3.5%
$28,952,000	Sri Lanka Government International Bond(a)	6.250%	10/04/20	$29,965,320
29,619,000	Sri Lanka Government International Bond(a)	6.250	07/27/21	30,322,451
30,563,000	Sri Lanka Government International Bond(a)	5.875	07/25/22	30,448,389

				90,736,160

	Turkey— 3.3%
21,810,000	Turkey Government International Bond	8.000	02/14/34	27,998,588
24,623,000	Turkey Government International Bond	6.875	03/17/36	28,408,786
22,949,000	Turkey Government International Bond	7.250	03/05/38	27,646,660

				84,054,034

	Ukraine— 4.7%
66,015,000	Ukraine Government International Bond(a)	7.750	09/23/20	38,466,940
69,678,000	Ukraine Government International Bond(a)	7.950	02/23/21	41,144,859
67,061,000	Ukraine Government International Bond(a)	7.500	04/17/23	40,071,630

				119,683,429

	Uruguay— 3.4%
22,340,000	Uruguay Government International Bond	8.000	11/18/22	28,651,050
21,252,000	Uruguay Government International Bond	7.875	01/15/33	28,716,765
21,586,000	Uruguay Government International Bond	7.625	03/21/36	28,898,257

				86,266,072

	Venezuela— 3.7%
34,312,000	Venezuela Government International Bond	13.625	08/15/18	24,275,740
82,064,000	Venezuela Government International Bond(a)	7.000	12/01/18	34,056,560
96,899,000	Venezuela Government International Bond(a)	7.750	10/13/19	36,337,125

				94,669,425

	Total Sovereign Debt Obligations (Cost $2,617,669,383)			2,501,893,180

Number of Shares
	Money Market Fund—0.6%
15,308,685	Invesco Premier Portfolio – Institutional Class, 0.07%(b) (Cost $15,308,685)			15,308,685

	Total Investments (Cost $2,632,978,068)(c)—98.4%			2,517,201,865
	Other assets less liabilities—1.6%			39,867,606

	Net Assets—100.0%			$2,557,069,471

Investment Abbreviations:

MTN - Medium-Term Notes

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $1,439,726,922, which represented 56.30% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,633,126,109. The net unrealized depreciation was $115,924,244, which consisted of aggregate gross unrealized appreciation of $24,486,149 and aggregate gross unrealized depreciation of $140,410,393.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Emerging Markets Local Debt Portfolio (PFEM)

July 31, 2015

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Sovereign Debt Obligations — 96.0%
		Brazil— 9.8%
BRL	400,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000%	01/01/17	$112,724
BRL	850,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000	01/01/21	224,367
BRL	400,000	Brazil Notas do Tesouro Nacional, Series NTNF	10.000	01/01/23	102,488

					439,579

		Chile— 4.0%
CLP	110,000,000	Chile Government International Bond(b)	6.000	01/01/20	177,961

		China— 3.6%
CNH	1,000,000	China Government Bond	2.560	06/29/17	160,620

		Colombia— 3.7%
COP	50,000,000	Colombian TES, Series B	7.250	06/15/16	17,916
COP	300,000,000	Colombian TES, Series B	7.000	05/04/22	106,637
COP	100,000,000	Colombian TES, Series B	10.000	07/24/24	41,602

					166,155

		Czech Republic— 4.0%
CZK	800,000	Czech Republic Government Bond, Series 51	4.000	04/11/17	35,014
CZK	700,000	Czech Republic Government Bond, Series 58	5.700	05/25/24	40,957
CZK	2,100,000	Czech Republic Government Bond, Series 61	3.850	09/29/21	104,148

					180,119

		Hungary— 3.9%
HUF	23,000,000	Hungary Government Bond, Series 17/A	6.750	11/24/17	92,205
HUF	20,000,000	Hungary Government Bond, Series 19/A	6.500	06/24/19	82,207

					174,412

		Indonesia— 7.7%
IDR	2,000,000,000	Indonesia Treasury Bond, Series FR40	11.000	09/15/25	170,964
IDR	1,000,000,000	Indonesia Treasury Bond, Series FR58	8.250	06/15/32	70,320
IDR	1,500,000,000	Indonesia Treasury Bond, Series FR61	7.000	05/15/22	102,248

					343,532

		Israel— 4.3%
ILS	500,000	Israel Government Bond, Series 0122	5.500	01/31/22	165,244
ILS	100,000	Israel Government Bond, Series 0816	4.250	08/31/16	27,801

					193,045

		Malaysia— 4.7%
MYR	300,000	Malaysia Government Bond, Series 0311	4.392	04/15/26	79,963
MYR	500,000	Malaysia Government Bond, Series 0512	3.314	10/31/17	131,128

					211,091

		Mexico— 7.9%
MXN	2,000,000	Mexican Bonos, Series M	5.000	06/15/17	126,954
MXN	1,000,000	Mexican Bonos, Series M	6.500	06/09/22	64,971
MXN	2,200,000	Mexican Bonos, Series M 20	8.500	05/31/29	164,393

					356,318

		Peru— 3.7%
PEN	150,000	Peru Government Bond	7.840	08/12/20	51,780
PEN	180,000	Peru Government Bond	8.200	08/12/26	62,527
PEN	175,000	Peru Government Bond	6.900	08/12/37	53,195

					167,502

		Philippines— 4.7%
PHP	2,500,000	Philippine Government Bond, Series 1059	4.125	08/20/24	56,971
PHP	2,600,000	Philippine Government Bond, Series 2017	8.000	07/19/31	82,943
PHP	3,000,000	Philippine Government Bond, Series 7-51	5.000	08/18/18	69,399

					209,313

		Poland— 3.9%
PLN	125,000	Poland Government Bond, Series 0719	3.250	07/25/19	34,586
PLN	250,000	Poland Government Bond, Series 0922	5.750	09/23/22	79,689
PLN	225,000	Poland Government Bond, Series 1016	4.750	10/25/16	62,146

					176,421

		Russia— 10.7%
RUB	6,000,000	Russian Federal Bond - OFZ, Series 5080	7.400	04/19/17	94,135
RUB	14,000,000	Russian Federal Bond - OFZ, Series 6209	7.600	07/20/22	197,068
RUB	13,000,000	Russian Federal Bond - OFZ, Series 6210	6.800	12/11/19	186,293

					477,496

Schedule of Investments

		South Africa— 3.9%
ZAR	1,400,000	South Africa Government Bond, Series R186	10.500%	12/21/26	$129,270
ZAR	650,000	South Africa Government Bond, Series R213	7.000	02/28/31	44,341

					173,611

		South Korea— 7.6%
KRW	300,000,000	Korea Treasury Bond, Series 2106	4.250	06/10/21	285,912
KRW	60,000,000	Korea Treasury Bond, Series 2409	3.000	09/10/24	53,807

					339,719

		Thailand— 4.0%
THB	2,250,000	Thailand Government Bond	3.250	06/16/17	65,881
THB	1,500,000	Thailand Government Bond	3.875	06/13/19	45,561
THB	2,250,000	Thailand Government Bond	3.580	12/17/27	66,487

					177,929

		Turkey— 3.9%
TRY	150,000	Turkey Government Bond	8.300	06/20/18	52,666
TRY	330,000	Turkey Government Bond	10.500	01/15/20	124,346

					177,012

		Total Sovereign Debt Obligations (Cost $5,404,147)			4,301,835

	Number of Shares
		Money Market Fund—2.6%
	116,082	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $116,082)			116,082

		Total Investments (Cost $5,520,229)(d)—98.6%			4,417,917
		Other assets less liabilities—1.4%			63,316

		Net Assets—100.0%			$4,481,233

Investment Abbreviations:

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Yuan

COP - Colombian Peso

CZK - Czech Koruna

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Sheqel

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

ZAR - South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $177,961, which represented 3.97% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $1,102,312 which consisted of aggregate gross unrealized appreciation of $43,356 and aggregate gross unrealized depreciation of $1,145,668.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

July 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 98.6%
	Advertising— 1.1%
$2,981,000	Interpublic Group of Cos., Inc. (The)	3.750%	02/15/23	$2,956,344
1,880,000	Lamar Media Corp.	5.875	02/01/22	1,969,300
2,158,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875	03/15/25	2,225,438

				7,151,082

	Aerospace/Defense— 0.9%
1,200,000	Aerojet Rocketdyne Holdings, Inc.	7.125	03/15/21	1,284,000
2,400,000	Exelis, Inc.	5.550	10/01/21	2,640,634
2,500,000	Triumph Group, Inc.	4.875	04/01/21	2,487,500

				6,412,134

	Airlines— 0.9%
6,018,000	US Airways Group, Inc.	6.125	06/01/18	6,303,855

	Apparel— 0.9%
2,500,000	Hanesbrands, Inc.	6.375	12/15/20	2,618,750
1,744,000	William Carter Co. (The)	5.250	08/15/21	1,818,120
1,695,000	Wolverine World Wide, Inc.	6.125	10/15/20	1,792,463

				6,229,333

	Auto Manufacturers— 1.9%
6,616,000	General Motors Co.	3.500	10/02/18	6,746,203
6,200,000	General Motors Co.	4.875	10/02/23	6,387,296

				13,133,499

	Auto Parts & Equipment— 2.8%
2,099,000	American Axle & Manufacturing, Inc.	6.625	10/15/22	2,203,950
2,800,000	Dana Holding Corp.	5.375	09/15/21	2,866,500
4,790,000	Goodyear Tire & Rubber Co. (The)	8.250	08/15/20	5,023,512
3,800,000	Lear Corp.	5.250	01/15/25	3,790,500
3,189,000	Tenneco, Inc.	6.875	12/15/20	3,356,423
1,600,000	Titan International, Inc.	6.875	10/01/20	1,422,594

				18,663,479

	Banks— 1.6%
2,450,000	CIT Group, Inc.	4.250	08/15/17	2,511,250
2,300,000	CIT Group, Inc.	5.000	08/15/22	2,343,125
2,900,000	Discover Bank	7.000	04/15/20	3,353,963
2,837,000	Synovus Financial Corp.	5.125	06/15/17	2,930,621

				11,138,959

	Beverages— 0.5%
1,700,000	Constellation Brands, Inc.	7.250	05/15/17	1,847,688
1,800,000	Constellation Brands, Inc.	4.250	05/01/23	1,804,500

				3,652,188

	Building Materials— 1.9%
1,500,000	Griffon Corp.	5.250	03/01/22	1,468,125
2,200,000	Martin Marietta Materials, Inc.	4.250	07/02/24	2,227,111
1,455,000	Masco Corp.	6.125	10/03/16	1,535,462
1,700,000	Masco Corp.	4.450	04/01/25	1,708,500
3,270,000	Owens Corning	4.200	12/15/22	3,326,770
2,400,000	Vulcan Materials Co.	7.500	06/15/21	2,784,000

				13,049,968

	Chemicals— 4.1%
1,000,000	A Schulman, Inc.(a)	6.875	06/01/23	1,017,500
3,550,000	Ashland, Inc.	3.875	04/15/18	3,662,890
3,400,000	Celanese US Holdings LLC	4.625	11/15/22	3,357,500
9,600,000	Chemours Co. (The)(a)	6.625	05/15/23	8,472,000
1,710,000	Chemtura Corp.	5.750	07/15/21	1,735,650
2,300,000	Eagle Spinco, Inc.	4.625	02/15/21	2,245,375

Schedule of Investments

$3,900,000	Huntsman International LLC	4.875%	11/15/20	$3,841,500
1,400,000	Kraton Polymers LLC/Kraton Polymers Capital Corp.	6.750	03/01/19	1,428,875
1,921,000	PolyOne Corp.	5.250	03/15/23	1,916,197

				27,677,487

	Coal— 0.5%
4,100,000	CONSOL Energy, Inc.	5.875	04/15/22	3,205,688

	Commercial Services— 3.9%
1,800,000	ADT Corp. (The)	2.250	07/15/17	1,797,750
2,000,000	ADT Corp. (The)	3.500	07/15/22	1,841,240
4,900,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.500	04/01/23	4,942,875
1,500,000	FTI Consulting, Inc.	6.750	10/01/20	1,563,750
5,806,000	Hertz Corp. (The)	6.750	04/15/19	6,007,410
3,880,000	R.R. Donnelley & Sons Co.	7.875	03/15/21	4,398,950
2,312,000	Service Corp. International	5.375	05/15/24	2,462,280
3,316,000	United Rentals North America, Inc.	7.625	04/15/22	3,618,585

				26,632,840

	Computers— 1.2%
2,050,000	IHS, Inc.(a)	5.000	11/01/22	2,060,250
3,125,000	Leidos Holdings, Inc.	4.450	12/01/20	3,107,719
3,100,000	NCR Corp.	6.375	12/15/23	3,278,250

				8,446,219

	Cosmetics/Personal Care— 1.0%
2,300,000	Avon Products, Inc.	6.500	03/01/19	2,185,000
2,700,000	Avon Products, Inc.	5.750	03/15/23	2,214,000
2,333,000	Edgewell Personal Care Co.	4.700	05/24/22	2,381,526

				6,780,526

	Distribution/Wholesale— 0.6%
1,550,000	H&E Equipment Services, Inc.	7.000	09/01/22	1,550,000
2,780,000	LKQ Corp.	4.750	05/15/23	2,661,850

				4,211,850

	Diversified Financial Services— 3.6%
900,000	Aircastle Ltd.	6.250	12/01/19	1,000,125
1,000,000	Aircastle Ltd.	5.125	03/15/21	1,032,500
7,350,000	Ally Financial, Inc.	8.000	03/15/20	8,691,375
2,400,000	CoreLogic, Inc.	7.250	06/01/21	2,550,000
629,000	Discover Financial Services	5.200	04/27/22	669,286
3,400,000	Discover Financial Services	3.750	03/04/25	3,275,621
3,800,000	E*TRADE Financial Corp.	5.375	11/15/22	3,971,000
1,100,000	Enova International, Inc.	9.750	06/01/21	1,028,500
2,600,000	Walter Investment Management Corp.	7.875	12/15/21	2,447,250

				24,665,657

	Electric— 3.8%
2,650,000	AES Corp.	7.375	07/01/21	2,921,625
4,500,000	Calpine Corp.	5.750	01/15/25	4,404,375
900,000	Dynegy, Inc.(a)	6.750	11/01/19	933,750
795,000	Dynegy, Inc.	5.875	06/01/23	765,187
4,125,000	FirstEnergy Corp., Series A	2.750	03/15/18	4,180,721
4,150,000	FirstEnergy Corp., Series B	4.250	03/15/23	4,220,019
3,192,000	IPALCO Enterprises, Inc.	5.000	05/01/18	3,367,560
2,200,000	NRG Energy, Inc.	7.625	01/15/18	2,392,060
2,250,000	NRG Energy, Inc.	8.250	09/01/20	2,349,000

				25,534,297

	Electrical Components & Equipment— 0.8%
1,270,000	Anixter, Inc.	5.625	05/01/19	1,344,612
1,400,000	Anixter, Inc.	5.125	10/01/21	1,417,500
2,700,000	WESCO Distribution, Inc.	5.375	12/15/21	2,713,500

				5,475,612

	Electronics— 1.5%
5,710,000	Flextronics International Ltd.	5.000	02/15/23	5,817,063
1,700,000	Jabil Circuit, Inc.	8.250	03/15/18	1,923,125
2,100,000	Jabil Circuit, Inc.	4.700	09/15/22	2,102,625

				9,842,813

Schedule of Investments

	Engineering & Construction— 0.8%
$3,200,000	AECOM(a)	5.875%	10/15/24	$3,256,000
2,100,000	MasTec, Inc.	4.875	03/15/23	1,842,750

				5,098,750

	Entertainment— 2.5%
2,000,000	AMC Entertainment, Inc.	5.750	06/15/25	2,000,000
2,650,000	Cinemark USA, Inc.	4.875	06/01/23	2,616,875
500,000	GLP Capital LP/GLP Financing II, Inc.	4.375	11/01/18	520,000
550,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/20	569,937
2,700,000	International Game Technology	7.500	06/15/19	2,902,500
1,500,000	International Game Technology	5.350	10/15/23	1,447,500
1,625,000	National CineMedia LLC	6.000	04/15/22	1,681,875
1,800,000	Pinnacle Entertainment, Inc.	7.500	04/15/21	1,921,500
3,280,000	Regal Entertainment Group	5.750	03/15/22	3,374,300

				17,034,487

	Environmental Control— 0.4%
2,275,000	Covanta Holding Corp.	7.250	12/01/20	2,391,594

	Food— 2.1%
1,600,000	B&G Foods, Inc.	4.625	06/01/21	1,598,000
1,855,000	Darling Ingredients, Inc.	5.375	01/15/22	1,885,144
1,450,000	Post Holdings, Inc.	7.375	02/15/22	1,488,062
4,800,000	SUPERVALU, Inc.	6.750	06/01/21	4,920,000
2,200,000	TreeHouse Foods, Inc.	4.875	03/15/22	2,238,500
1,800,000	WhiteWave Foods Co. (The)	5.375	10/01/22	1,894,500

				14,024,206

	Healthcare-Products— 0.4%
2,270,000	Alere, Inc.	7.250	07/01/18	2,389,742

	Healthcare-Services— 7.0%
900,000	Acadia Healthcare Co., Inc.(a)	5.625	02/15/23	918,000
1,600,000	Amsurg Corp.	5.625	07/15/22	1,651,680
1,308,000	Centene Corp.	5.750	06/01/17	1,379,286
1,400,000	Centene Corp.	4.750	05/15/22	1,414,000
4,200,000	CHS/Community Health Systems, Inc.	6.875	02/01/22	4,504,500
4,700,000	DaVita Healthcare Partners, Inc.	5.125	07/15/24	4,745,073
4,884,000	HCA, Inc.	6.500	02/15/20	5,473,132
5,200,000	HCA, Inc.	5.000	03/15/24	5,427,500
3,650,000	Health Net, Inc.	6.375	06/01/17	3,910,063
2,100,000	HealthSouth Corp.	5.750	11/01/24	2,128,875
1,100,000	Kindred Healthcare, Inc.(a)	8.000	01/15/20	1,193,500
1,100,000	Kindred Healthcare, Inc.	6.375	04/15/22	1,130,250
2,700,000	LifePoint Health, Inc.	5.500	12/01/21	2,808,000
2,100,000	Tenet Healthcare Corp.	6.250	11/01/18	2,299,500
2,100,000	Tenet Healthcare Corp.	6.000	10/01/20	2,289,000
3,081,000	Universal Health Services, Inc.	7.125	06/30/16	3,233,047
2,900,000	WellCare Health Plans, Inc.	5.750	11/15/20	3,055,875

				47,561,281

	Holding Companies-Diversified— 0.5%
1,800,000	Leucadia National Corp.	8.125	09/15/15	1,814,625
1,800,000	Leucadia National Corp.	5.500	10/18/23	1,864,062

				3,678,687

	Home Builders— 1.9%
2,100,000	Centex LLC	6.500	05/01/16	2,167,200
1,300,000	D.R. Horton, Inc.	3.750	03/01/19	1,324,375
1,370,000	D.R. Horton, Inc.	4.375	09/15/22	1,363,150
800,000	KB Home	4.750	05/15/19	802,000
600,000	KB Home	7.000	12/15/21	623,250
1,200,000	Lennar Corp.	4.500	11/15/19	1,246,500
1,300,000	Lennar Corp.	4.750	05/30/25	1,270,750
545,000	Standard Pacific Corp.	8.375	05/15/18	625,387
700,000	Standard Pacific Corp.	8.375	01/15/21	827,750
650,000	Toll Brothers Finance Corp.	8.910	10/15/17	747,500
855,000	Toll Brothers Finance Corp.	5.875	02/15/22	923,708

Schedule of Investments

$200,000	TRI Pointe Holdings, Inc.	4.375%	06/15/19	$199,000
200,000	TRI Pointe Holdings, Inc.	5.875	06/15/24	198,000
740,000	William Lyon Homes, Inc.	8.500	11/15/20	801,050

				13,119,620

	Home Furnishings— 0.3%
1,895,000	Tempur Sealy International, Inc.	6.875	12/15/20	2,039,494

	Household Products/Wares— 0.5%
3,200,000	Spectrum Brands, Inc.(a)	5.750	07/15/25	3,311,360

	Insurance— 1.3%
1,000,000	CNO Financial Group, Inc.	5.250	05/30/25	1,047,500
2,994,000	Genworth Holdings, Inc., MTN	6.515	05/22/18	3,181,125
3,091,000	Genworth Holdings, Inc.	7.625	09/24/21	3,326,689
1,200,000	Radian Group, Inc.	5.250	06/15/20	1,212,000

				8,767,314

	Internet— 1.4%
2,470,000	Expedia, Inc.	5.950	08/15/20	2,753,773
1,800,000	IAC/InterActiveCorp	4.750	12/15/22	1,752,750
2,300,000	Netflix, Inc.(a)	5.875	02/15/25	2,426,500
2,350,000	VeriSign, Inc.	4.625	05/01/23	2,285,375

				9,218,398

	Iron/Steel— 1.8%
1,100,000	Allegheny Technologies, Inc.	9.375	06/01/19	1,237,500
1,400,000	Allegheny Technologies, Inc.	6.625	08/15/23	1,326,780
2,555,000	Commercial Metals Co.	7.350	08/15/18	2,759,400
3,200,000	Steel Dynamics, Inc.	5.125	10/01/21	3,208,000
3,792,000	United States Steel Corp.	7.375	04/01/20	3,697,200

				12,228,880

	Leisure Time— 0.6%
2,100,000	Royal Caribbean Cruises Ltd.	7.250	06/15/16	2,197,020
1,900,000	Royal Caribbean Cruises Ltd.	5.250	11/15/22	1,978,280

				4,175,300

	Lodging— 1.2%
2,400,000	Choice Hotels International, Inc.	5.750	07/01/22	2,574,000
1,000,000	FelCor Lodging LP(a)	6.000	06/01/25	1,035,000
2,100,000	MGM Resorts International	8.625	02/01/19	2,378,250
2,300,000	MGM Resorts International	6.625	12/15/21	2,440,875

				8,428,125

	Machinery-Construction & Mining— 0.3%
2,275,000	Terex Corp.	6.000	05/15/21	2,294,906

	Machinery-Diversified— 0.5%
2,000,000	Manitowoc Co., Inc. (The)	8.500	11/01/20	2,112,500
1,400,000	Zebra Technologies Corp.(a)	7.250	10/15/22	1,536,500

				3,649,000

	Media— 5.2%
1,935,000	AMC Networks, Inc.	7.750	07/15/21	2,099,475
2,000,000	Cablevision Systems Corp.	8.625	09/15/17	2,202,500
3,200,000	CCO Holdings LLC / CCO Holdings Capital Corp.(a)	5.125	05/01/23	3,176,000
2,700,000	CCO Safari II LLC(a)	3.579	07/23/20	2,710,387
4,300,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/22	4,498,875
1,900,000	CSC Holdings LLC	6.750	11/15/21	1,976,000
3,143,000	DISH DBS Corp.	7.125	02/01/16	3,221,575
3,000,000	DISH DBS Corp.	6.750	06/01/21	3,180,000
900,000	LIN Television Corp.(a)	5.875	11/15/22	918,000
1,850,000	McClatchy Co. (The)	9.000	12/15/22	1,710,094
3,550,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/20	3,634,312
2,000,000	Sinclair Television Group, Inc.	6.125	10/01/22	2,075,000
3,287,000	TEGNA, Inc.	6.375	10/15/23	3,484,220
500,000	Tribune Media Co.(a)	5.875	07/15/22	517,500

				35,403,938

Schedule of Investments

	Mining— 1.0%
$2,650,000	Alcoa, Inc.	5.550%	02/01/17	$2,779,373
2,700,000	Alcoa, Inc.	5.400	04/15/21	2,801,250
1,100,000	Hecla Mining Co.	6.875	05/01/21	963,875

				6,544,498

	Miscellaneous Manufacturing— 1.2%
2,350,000	Harsco Corp.	5.750	05/15/18	2,414,625
2,650,000	SPX Corp.	6.875	09/01/17	2,858,688
2,600,000	Trinity Industries, Inc.	4.550	10/01/24	2,547,745

				7,821,058

	Office/Business Equipment— 0.5%
3,000,000	CDW LLC/CDW Finance Corp.	6.000	08/15/22	3,146,250

	Oil & Gas— 10.5%
2,000,000	Atwood Oceanics, Inc.	6.500	02/01/20	1,882,500
800,000	Bill Barrett Corp.	7.625	10/01/19	722,000
1,000,000	Bill Barrett Corp.	7.000	10/15/22	832,500
2,500,000	California Resources Corp.	5.000	01/15/20	2,156,250
2,500,000	California Resources Corp.	6.000	11/15/24	2,031,250
1,200,000	Carrizo Oil & Gas, Inc.	6.250	04/15/23	1,157,760
2,250,000	Chesapeake Energy Corp.	7.250	12/15/18	2,143,125
2,407,000	Chesapeake Energy Corp.	6.625	08/15/20	2,166,300
1,400,000	Clayton Williams Energy, Inc.	7.750	04/01/19	1,249,500
2,900,000	Concho Resources, Inc.	5.500	04/01/23	2,914,500
4,131,000	Denbury Resources, Inc.	4.625	07/15/23	2,994,975
600,000	Diamondback Energy, Inc.	7.625	10/01/21	639,000
2,800,000	Energen Corp.	4.625	09/01/21	2,618,000
1,300,000	EP Energy LLC/EP Energy Finance, Inc.	9.375	05/01/20	1,348,750
1,600,000	EP Energy LLC/Everest Acquisition Finance, Inc.(a)	6.375	06/15/23	1,502,000
1,200,000	Gulfport Energy Corp.(a)	6.625	05/01/23	1,206,000
835,000	Jones Energy Holdings LLC/Jones Energy Finance Corp.	6.750	04/01/22	764,025
1,675,000	Laredo Petroleum, Inc.	5.625	01/15/22	1,620,562
4,000,000	Murphy Oil USA, Inc.	6.000	08/15/23	4,170,000
1,700,000	NBL Texas LLC	5.625	05/01/21	1,802,000
3,200,000	Newfield Exploration Co.	5.625	07/01/24	3,152,000
800,000	Oasis Petroleum, Inc.	7.250	02/01/19	780,000
900,000	Oasis Petroleum, Inc.	6.875	03/15/22	832,500
1,890,000	Parker Drilling Co.	6.750	07/15/22	1,568,700
1,200,000	PDC Energy, Inc.	7.750	10/15/22	1,243,500
2,975,000	QEP Resources, Inc.	6.875	03/01/21	3,004,750
2,600,000	Range Resources Corp.	5.000	03/15/23	2,561,000
1,000,000	Rice Energy, Inc.	6.250	05/01/22	950,000
600,000	RSP Permian, Inc.(a)	6.625	10/01/22	607,500
900,000	Sanchez Energy Corp.	6.125	01/15/23	733,500
2,200,000	SM Energy Co.	6.125	11/15/22	2,178,000
2,175,000	Stone Energy Corp.	7.500	11/15/22	1,729,125
2,300,000	Tesoro Corp.	4.250	10/01/17	2,369,000
2,623,000	Tesoro Corp.	5.375	10/01/22	2,675,460
2,150,000	Unit Corp.	6.625	05/15/21	2,064,000
3,273,000	Western Refining, Inc.	6.250	04/01/21	3,305,730
1,600,000	Whiting Petroleum Corp.	5.000	03/15/19	1,544,000
1,550,000	Whiting Petroleum Corp.	5.750	03/15/21	1,519,000
1,300,000	WPX Energy, Inc.	5.250	01/15/17	1,326,000
1,400,000	WPX Energy, Inc.	6.000	01/15/22	1,316,000

				71,380,762

	Oil & Gas Services— 0.9%
1,975,000	Basic Energy Services, Inc.	7.750	02/15/19	1,486,188
1,878,000	Bristow Group, Inc.	6.250	10/15/22	1,784,100
1,792,000	Forum Energy Technologies, Inc.	6.250	10/01/21	1,738,240
1,500,000	Gulfmark Offshore, Inc.	6.375	03/15/22	1,113,750

				6,122,278

	Packaging & Containers— 2.3%
3,822,000	Ball Corp.	4.000	11/15/23	3,659,565
2,800,000	Berry Plastics Corp.	5.500	05/15/22	2,838,500
4,100,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/23	3,997,500
2,800,000	Graphic Packaging International, Inc.	4.750	04/15/21	2,872,940

Schedule of Investments

$2,500,000	Silgan Holdings, Inc.	5.000%	04/01/20	$2,568,750

				15,937,255

	Pharmaceuticals— 0.9%
1,400,000	Hospira, Inc.	6.050	03/30/17	1,503,696
1,400,000	Hospira, Inc.	5.800	08/12/23	1,636,421
3,000,000	Omnicare, Inc.	4.750	12/01/22	3,183,750

				6,323,867

	Pipelines— 2.5%
5,056,000	ONEOK, Inc.	4.250	02/01/22	4,915,190
3,000,000	PBF Logistics LP / PBF Logistics Finance Corp.(a)	6.875	05/15/23	3,007,500
1,600,000	Rose Rock Midstream LP/Rose Rock Finance Corp.	5.625	07/15/22	1,552,000
1,500,000	Sabine Pass Liquefaction LLC	5.750	05/15/24	1,499,063
6,485,000	Williams Cos., Inc. (The)	4.550	06/24/24	6,148,915

				17,122,668

	Real Estate— 0.1%
580,000	Kennedy-Wilson, Inc.	5.875	04/01/24	576,375

	REITs— 2.5%
600,000	ARC Properties Operating Partnership LP	2.000	02/06/17	588,750
600,000	ARC Properties Operating Partnership LP	4.600	02/06/24	580,500
3,200,000	Crown Castle International Corp.	5.250	01/15/23	3,364,000
1,400,000	DuPont Fabros Technology LP	5.875	09/15/21	1,445,500
2,501,000	Equinix, Inc.	5.375	04/01/23	2,538,265
4,050,000	Iron Mountain, Inc.	5.750	08/15/24	4,095,562
1,300,000	iStar Financial, Inc.	4.000	11/01/17	1,280,500
1,300,000	MPT Operating Partnership LP/MPT Finance Corp.	6.875	05/01/21	1,371,500
1,400,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/21	1,456,000

				16,720,577

	Retail— 7.1%
2,300,000	Asbury Automotive Group, Inc.	6.000	12/15/24	2,403,500
3,600,000	Best Buy Co., Inc.	5.000	08/01/18	3,799,116
3,604,000	Best Buy Co., Inc.	5.500	03/15/21	3,767,081
3,600,000	Darden Restaurants, Inc.	6.450	10/15/17	3,981,992
3,600,000	Dollar Tree, Inc.(a)	5.750	03/01/23	3,816,000
2,600,000	Group 1 Automotive, Inc.	5.000	06/01/22	2,613,000
3,150,000	L Brands, Inc.	6.900	07/15/17	3,445,312
3,200,000	L Brands, Inc.	5.625	02/15/22	3,448,000
1,800,000	Men’s Wearhouse, Inc. (The)	7.000	07/01/22	1,926,000
3,360,000	Penske Automotive Group, Inc.	5.750	10/01/22	3,515,400
3,000,000	PVH Corp.	4.500	12/15/22	3,037,500
2,140,000	QVC, Inc.	3.125	04/01/19	2,137,231
2,200,000	QVC, Inc.	4.375	03/15/23	2,165,625
5,096,000	Rite Aid Corp.	8.000	08/15/20	5,314,364
2,500,000	Sally Holdings LLC/Sally Capital, Inc.	5.750	06/01/22	2,618,750

				47,988,871

	Semiconductors— 1.2%
2,620,000	Amkor Technology, Inc.	6.625	06/01/21	2,581,355
5,400,000	Micron Technology, Inc.(a)	5.500	02/01/25	5,244,750

				7,826,105

	Telecommunications— 5.5%
4,200,000	CenturyLink, Inc., Series S	6.450	06/15/21	4,305,000
2,000,000	Cincinnati Bell, Inc.	8.375	10/15/20	2,102,500
900,000	Cyrusone LP/Cyrusone Finance Corp.	6.375	11/15/22	933,750
4,365,000	Embarq Corp.	7.082	06/01/16	4,554,266
2,300,000	Frontier Communications Corp.	8.500	04/15/20	2,386,250
2,600,000	Frontier Communications Corp.	7.125	01/15/23	2,359,500
1,066,000	Hughes Satellite Systems Corp.	6.500	06/15/19	1,173,799
1,000,000	Hughes Satellite Systems Corp.	7.625	06/15/21	1,110,000
3,700,000	Level 3 Financing, Inc.	5.375	08/15/22	3,750,875
2,000,000	SBA Telecommunications, Inc.	5.750	07/15/20	2,097,500
5,420,000	T-Mobile USA, Inc.	6.250	04/01/21	5,691,000
1,100,000	ViaSat, Inc.	6.875	06/15/20	1,168,750
5,988,000	Windstream Services LLC	7.750	10/15/20	5,505,218

				37,138,408

Schedule of Investments

	Transportation— 0.2%
$1,750,000	Hornbeck Offshore Services, Inc.	5.875%	04/01/20	$1,487,500

	Total Investments (Cost $678,352,002)(b)— 98.6%			669,159,040
	Other assets less liabilities—1.4%			9,775,367

	Net Assets—100.0%			$678,934,407

Investment Abbreviations:

MTN - Medium-Term Note

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $48,865,997, which represented 7.20% of the Fund’s Net Assets.
(b)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $678,366,222. The net unrealized depreciation was $9,207,182, which consisted of aggregate gross unrealized appreciation of $5,628,079 and aggregate gross unrealized depreciation of $14,835,261.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

July 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds — 98.7%
	Advertising — 0.1%
$50,000	Omnicom Group, Inc.	3.625%	05/01/22	$50,533

	Aerospace/Defense — 2.9%
50,000	Boeing Co. (The)	4.875	02/15/20	56,501
100,000	General Dynamics Corp.	1.000	11/15/17	99,495
100,000	General Dynamics Corp.	2.250	11/15/22	95,219
200,000	L-3 Communications Corp.	5.200	10/15/19	217,181
100,000	Lockheed Martin Corp.	4.250	11/15/19	108,728
100,000	Lockheed Martin Corp.	3.350	09/15/21	103,113
50,000	Northrop Grumman Corp.	3.250	08/01/23	49,435
100,000	Raytheon Co.	3.125	10/15/20	103,906
100,000	United Technologies Corp.	1.800	06/01/17	101,369
100,000	United Technologies Corp.	3.100	06/01/22	100,956

				1,035,903

	Agriculture — 2.3%
100,000	Altria Group, Inc.	9.700	11/10/18	123,989
100,000	Altria Group, Inc.	2.850	08/09/22	96,973
100,000	Archer-Daniels-Midland Co.	4.479	03/01/21	109,833
100,000	Bunge Ltd. Finance Corp.	8.500	06/15/19	121,049
75,000	Philip Morris International, Inc.	5.650	05/16/18	83,114
100,000	Reynolds American, Inc.	6.750	06/15/17	109,027
100,000	Reynolds American, Inc.(a)	6.875	05/01/20	116,030
50,000	Reynolds American, Inc.	3.250	11/01/22	48,660

				808,675

	Apparel — 0.4%
150,000	NIKE, Inc.	2.250	05/01/23	145,124

	Auto Manufacturers — 0.9%
100,000	Ford Motor Credit Co. LLC	5.000	05/15/18	107,436
100,000	Ford Motor Credit Co. LLC	5.875	08/02/21	112,858
100,000	PACCAR Financial Corp., MTN	1.150	08/16/16	100,283

				320,577

	Auto Parts & Equipment — 0.6%
100,000	Johnson Controls, Inc.	5.500	01/15/16	102,212
100,000	Johnson Controls, Inc.	4.250	03/01/21	105,590

				207,802

	Banks — 9.4%
150,000	Bank of America Corp., MTN	6.875	04/25/18	169,291
200,000	Bank of America Corp., MTN	3.300	01/11/23	197,472
150,000	Bank of New York Mellon Corp. (The)	3.550	09/23/21	157,198
150,000	BB&T Corp.	5.250	11/01/19	165,688
50,000	Capital One Financial Corp.	4.750	07/15/21	53,962
250,000	Citigroup, Inc.	6.125	11/21/17	274,051
100,000	Citigroup, Inc.	4.500	01/14/22	108,044
50,000	Discover Bank	4.200	08/08/23	50,996
50,000	Fifth Third Bancorp	3.625	01/25/16	50,660
100,000	Fifth Third Bancorp	4.300	01/16/24	102,730
100,000	Goldman Sachs Group, Inc. (The)	6.150	04/01/18	110,915
50,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/22	57,303
150,000	Huntington National Bank (The), Series BKNT	1.300	11/20/16	149,790
150,000	JPMorgan Chase & Co.	6.000	01/15/18	164,796
100,000	JPMorgan Chase & Co.	4.500	01/24/22	107,465
50,000	KeyCorp, MTN	5.100	03/24/21	55,564
100,000	Morgan Stanley, GMTN	6.625	04/01/18	112,056
100,000	Morgan Stanley, MTN	5.625	09/23/19	112,100
100,000	Morgan Stanley, Series F, MTN	3.875	04/29/24	101,659
100,000	PNC Funding Corp.	2.700	09/19/16	101,674

Schedule of Investments

$100,000	State Street Corp.	2.875%	03/07/16	$101,362
50,000	State Street Corp.	3.100	05/15/23	49,323
200,000	SunTrust Bank, Series BKNT	2.750	05/01/23	191,631
100,000	SunTrust Banks, Inc.	3.600	04/15/16	101,666
100,000	US Bancorp, MTN	2.950	07/15/22	99,019
100,000	US Bank NA	2.125	10/28/19	100,413
100,000	Wells Fargo & Co.	5.625	12/11/17	109,591
150,000	Wells Fargo & Co., MTN	3.500	03/08/22	154,823

				3,311,242

	Beverages — 1.5%
100,000	Coca-Cola Co. (The)	3.300	09/01/21	104,711
100,000	Dr Pepper Snapple Group, Inc.	6.820	05/01/18	113,317
100,000	Molson Coors Brewing Co.	3.500	05/01/22	101,561
100,000	PepsiCo, Inc.	7.900	11/01/18	119,208
100,000	PepsiCo, Inc.	2.750	03/01/23	98,862

				537,659

	Biotechnology — 1.2%
200,000	Amgen, Inc.	3.875	11/15/21	210,690
100,000	Biogen, Inc.	6.875	03/01/18	112,704
100,000	Celgene Corp.	2.450	10/15/15	100,304

				423,698

	Chemicals — 2.9%
100,000	Dow Chemical Co. (The)	8.550	05/15/19	121,698
150,000	Dow Chemical Co. (The)	4.250	11/15/20	159,920
100,000	E.I. du Pont de Nemours & Co.	6.000	07/15/18	112,066
50,000	Eastman Chemical Co.	2.400	06/01/17	50,740
100,000	Ecolab, Inc.	3.000	12/08/16	102,208
150,000	Lyondellbasell Industries NV	5.000	04/15/19	162,876
65,000	Monsanto Co.	3.375	07/15/24	62,856
148,000	Mosaic Co. (The)	4.250	11/15/23	152,064
100,000	Praxair, Inc.	4.500	08/15/19	109,306

				1,033,734

	Commercial Services — 0.9%
50,000	Block Financial LLC	5.500	11/01/22	54,734
150,000	MasterCard, Inc.	3.375	04/01/24	153,520
100,000	Western Union Co. (The)	5.930	10/01/16	104,783

				313,037

	Computers — 2.9%
100,000	Apple, Inc.	1.000	05/03/18	99,027
150,000	Apple, Inc.	2.400	05/03/23	143,426
100,000	Computer Sciences Corp.	6.500	03/15/18	110,621
100,000	EMC Corp.	1.875	06/01/18	100,134
100,000	EMC Corp.	2.650	06/01/20	100,999
100,000	Hewlett-Packard Co.	2.600	09/15/17	101,569
100,000	Hewlett-Packard Co.	3.750	12/01/20	103,393
50,000	International Business Machines Corp.	5.700	09/14/17	54,667
100,000	NetApp, Inc.	3.375	06/15/21	99,172
100,000	Seagate HDD Cayman	4.750	01/01/25	99,194

				1,012,202

	Cosmetics/Personal Care — 1.3%
150,000	Colgate-Palmolive Co., MTN	2.300	05/03/22	147,462
100,000	Edgewell Personal Care Co.	4.700	05/19/21	102,530
100,000	Procter & Gamble Co. (The)	4.700	02/15/19	110,693
100,000	Procter & Gamble Co. (The)	3.100	08/15/23	101,828

				462,513

	Distribution/Wholesale — 0.3%
100,000	Ingram Micro, Inc.	4.950	12/15/24	103,119

	Diversified Financial Services — 3.3%
100,000	American Express Co.	7.000	03/19/18	113,311
50,000	Ameriprise Financial, Inc.	5.300	03/15/20	56,531
100,000	BlackRock, Inc., Series 2	5.000	12/10/19	111,917
50,000	Charles Schwab Corp. (The)	4.450	07/22/20	55,357
150,000	General Electric Capital Corp., GMTN	5.625	05/01/18	165,693

Schedule of Investments

$150,000	General Electric Capital Corp., MTN	4.650%	10/17/21	$165,767
150,000	Jefferies Group LLC	5.125	04/13/18	158,839
200,000	Jefferies Group LLC	6.875	04/15/21	229,429
100,000	NASDAQ OMX Group, Inc. (The)	5.550	01/15/20	111,098

				1,167,942

	Electric — 4.5%
18,000	American Electric Power Co., Inc.	1.650	12/15/17	17,994
100,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/18	117,136
100,000	Consumers Energy Co.	6.700	09/15/19	117,929
100,000	Duke Energy Corp.	3.050	08/15/22	99,518
50,000	Duke Energy Progress, Inc.	5.300	01/15/19	55,762
100,000	Entergy Texas, Inc.	7.125	02/01/19	116,482
100,000	Florida Power & Light Co.	3.250	06/01/24	101,323
100,000	Georgia Power Co.	4.250	12/01/19	109,010
150,000	NextEra Energy Capital Holdings, Inc.	6.000	03/01/19	168,449
50,000	NiSource Finance Corp.	6.400	03/15/18	55,945
30,000	Ohio Power Co., Series M	5.375	10/01/21	34,138
100,000	Pacific Gas & Electric Co.	3.500	10/01/20	105,005
100,000	Southern California Edison Co.	3.875	06/01/21	106,831
100,000	Virginia Electric & Power Co.	2.750	03/15/23	97,985
100,000	Virginia Electric and Power Co.	5.400	04/30/18	110,243
150,000	Xcel Energy, Inc.	4.700	05/15/20	163,909

				1,577,659

	Electrical Components & Equipment — 0.3%
100,000	Emerson Electric Co.	4.875	10/15/19	110,875

	Electronics — 0.8%
20,000	Agilent Technologies, Inc.	6.500	11/01/17	22,020
50,000	Honeywell International, Inc.	5.000	02/15/19	55,495
100,000	Thermo Fisher Scientific, Inc.	3.200	03/01/16	101,155
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/21	107,287

				285,957

	Engineering & Construction — 0.2%
50,000	Fluor Corp.	3.375	09/15/21	51,974

	Environmental Control — 0.6%
100,000	Republic Services, Inc.	3.800	05/15/18	105,248
100,000	Waste Management, Inc.	4.750	06/30/20	110,254

				215,502

	Food — 2.6%
100,000	Campbell Soup Co.	4.250	04/15/21	108,446
100,000	ConAgra Foods, Inc.	3.200	01/25/23	95,047
65,000	Kellogg Co.	4.450	05/30/16	66,866
100,000	Kellogg Co.	4.000	12/15/20	106,844
100,000	Kroger Co. (The)	6.150	01/15/20	114,754
300,000	Mondelez International, Inc.	4.125	02/09/16	305,125
150,000	Safeway, Inc.	3.950	08/15/20	136,500

				933,582

	Forest Products & Paper — 0.6%
100,000	International Paper Co.	7.950	06/15/18	116,338
100,000	International Paper Co.	4.750	02/15/22	107,837

				224,175

	Gas — 0.3%
100,000	Sempra Energy	6.500	06/01/16	104,440

	Hand/Machine Tools — 0.3%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/22	98,976

	Healthcare-Products — 1.4%
100,000	Baxter International, Inc.	1.850	06/15/18	99,694
25,000	Becton Dickinson and Co.	1.750	11/08/16	25,150
100,000	Carefusion Corp.	6.375	08/01/19	113,114

Schedule of Investments

$150,000	St. Jude Medical, Inc.	3.250%	04/15/23	$148,314
100,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/25	96,775

				483,047

	Healthcare-Services — 2.1%
100,000	Aetna, Inc.	2.750	11/15/22	94,698
100,000	Anthem, Inc.	2.250	08/15/19	99,210
100,000	Anthem, Inc.	3.125	05/15/22	97,584
200,000	Humana, Inc.	3.150	12/01/22	195,338
100,000	Quest Diagnostics, Inc.	4.700	04/01/21	108,606
150,000	UnitedHealth Group, Inc.	2.875	03/15/22	148,319

				743,755

	Holding Companies-Diversified — 0.2%
75,000	Brixmor Operating Partnership LP	3.850	02/01/25	72,516

	Household Products/Wares — 0.6%
200,000	Kimberly-Clark Corp.	6.125	08/01/17	219,421

	Housewares — 0.3%
100,000	Tupperware Brands Corp.	4.750	06/01/21	104,822

	Insurance — 6.2%
100,000	ACE INA Holdings, Inc.	5.900	06/15/19	113,623
100,000	Aflac, Inc.	3.625	06/15/23	101,742
200,000	Allstate Corp. (The)	3.150	06/15/23	201,756
100,000	American International Group, Inc.	4.875	06/01/22	110,679
100,000	Berkshire Hathaway Finance Corp.	5.400	05/15/18	110,746
100,000	Brown & Brown, Inc.	4.200	09/15/24	99,559
100,000	Chubb Corp. (The)	5.750	05/15/18	111,480
200,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/22	222,802
150,000	Lincoln National Corp.	8.750	07/01/19	184,031
150,000	Loews Corp.	2.625	05/15/23	143,715
200,000	Marsh & McLennan Cos., Inc.	4.800	07/15/21	222,077
100,000	MetLife, Inc.	6.750	06/01/16	104,770
150,000	Prudential Financial, Inc., MTN	3.500	05/15/24	149,341
100,000	Travelers Cos., Inc. (The)	5.800	05/15/18	111,160
100,000	Travelers Cos., Inc. (The)	3.900	11/01/20	107,867
100,000	Voya Financial, Inc.	5.500	07/15/22	113,430

				2,208,778

	Internet — 1.4%
100,000	Amazon.com, Inc.	2.500	11/29/22	95,594
100,000	eBay, Inc.	2.600	07/15/22	91,933
55,000	Google, Inc.	2.125	05/19/16	55,737
100,000	Google, Inc.	3.625	05/19/21	106,901
150,000	Symantec Corp.	4.200	09/15/20	156,463

				506,628

	Iron/Steel — 0.6%
100,000	Allegheny Technologies, Inc.	5.950	01/15/21	95,500
100,000	Nucor Corp.	5.750	12/01/17	109,002

				204,502

	Leisure Time — 0.3%
100,000	Carnival Corp.	1.875	12/15/17	100,392

	Lodging — 0.3%
100,000	Marriott International, Inc.	3.000	03/01/19	102,641

	Machinery-Construction & Mining — 0.6%
100,000	Caterpillar, Inc.	3.900	05/27/21	107,363
100,000	Joy Global, Inc.	5.125	10/15/21	105,106

				212,469

	Machinery-Diversified — 0.7%
150,000	Cummins, Inc.	3.650	10/01/23	156,805

Schedule of Investments

$100,000	Deere & Co.	2.600%	06/08/22	$98,250

				255,055

	Media — 3.6%
95,000	21st Century Fox America, Inc.	6.900	03/01/19	110,237
100,000	CBS Corp.	2.300	08/15/19	99,287
100,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	3.500	03/01/16	101,395
100,000	NBCUniversal Media LLC	5.150	04/30/20	112,437
5,000	Scripps Networks Interactive, Inc.	2.700	12/15/16	5,089
100,000	Scripps Networks Interactive, Inc.	3.900	11/15/24	99,546
100,000	Time Warner Cable, Inc.	8.250	04/01/19	117,693
100,000	Time Warner, Inc.	4.875	03/15/20	109,721
100,000	Viacom, Inc.	6.250	04/30/16	103,751
200,000	Viacom, Inc.	4.250	09/01/23	201,305
100,000	Walt Disney Co. (The), MTN	1.100	12/01/17	99,855
100,000	Walt Disney Co. (The), MTN	2.350	12/01/22	96,970

				1,257,286

	Metal Fabricate/Hardware — 0.3%
100,000	Precision Castparts Corp.	1.250	01/15/18	99,144

	Mining — 0.5%
100,000	Freeport-McMoRan, Inc.	3.550	03/01/22	84,375
100,000	Newmont Mining Corp.	3.500	03/15/22	91,477

				175,852

	Miscellaneous Manufacturing — 1.5%
200,000	3M Co., MTN	2.000	06/26/22	194,515
100,000	Eaton Corp.	1.500	11/02/17	99,809
100,000	Illinois Tool Works, Inc.	6.250	04/01/19	114,636
100,000	Ingersoll-Rand Global Holding Co. Ltd.	6.875	08/15/18	113,588

				522,548

	Office/Business Equipment — 0.6%
100,000	Pitney Bowes, Inc., MTN	5.750	09/15/17	107,734
100,000	Xerox Corp.	6.350	05/15/18	111,024

				218,758

	Oil & Gas — 6.9%
100,000	Anadarko Petroleum Corp.	5.950	09/15/16	104,959
21,000	Apache Corp.	5.625	01/15/17	22,222
200,000	Apache Corp.	3.250	04/15/22	196,231
200,000	Chevron Corp.	2.355	12/05/22	191,557
100,000	ConocoPhillips	5.750	02/01/19	112,960
150,000	ConocoPhillips Co.	2.400	12/15/22	141,841
150,000	Continental Resources, Inc.	5.000	09/15/22	143,063
150,000	DeVon Energy Corp.	3.250	05/15/22	147,672
150,000	EOG Resources, Inc.	5.625	06/01/19	168,945
100,000	EOG Resources, Inc.	2.625	03/15/23	96,539
100,000	EQT Corp.	4.875	11/15/21	104,742
100,000	Hess Corp.	8.125	02/15/19	118,125
100,000	Marathon Oil Corp.	5.900	03/15/18	109,763
200,000	Marathon Petroleum Corp.	5.125	03/01/21	220,405
100,000	Murphy Oil Corp.	3.700	12/01/22	89,432
36,000	Occidental Petroleum Corp.	1.750	02/15/17	36,303
100,000	Occidental Petroleum Corp., Series 1	4.100	02/01/21	107,079
100,000	Pioneer Natural Resources Co.	3.950	07/15/22	99,869
100,000	Southwestern Energy Co.	4.100	03/15/22	96,793
100,000	Valero Energy Corp.	6.125	02/01/20	113,885

				2,422,385

	Oil & Gas Services — 1.4%
150,000	Baker Hughes, Inc.	3.200	08/15/21	152,205
150,000	FMC Technologies, Inc.	3.450	10/01/22	145,101
100,000	Halliburton Co.	6.150	09/15/19	114,981
100,000	National Oilwell Varco, Inc.	2.600	12/01/22	95,330

				507,617

	Pharmaceuticals — 6.0%
150,000	Abbott Laboratories	5.125	04/01/19	166,935
100,000	Abbott Laboratories	4.125	05/27/20	109,472

Schedule of Investments

$50,000	AbbVie, Inc.	1.750%	11/06/17	$50,107
200,000	AbbVie, Inc.	2.900	11/06/22	194,361
150,000	Allergan, Inc.	5.750	04/01/16	154,497
100,000	AmerisourceBergen Corp.	1.150	05/15/17	99,555
100,000	AmerisourceBergen Corp.	3.500	11/15/21	102,938
100,000	Bristol-Myers Squibb Co.	2.000	08/01/22	95,138
100,000	Eli Lilly & Co.	5.200	03/15/17	106,673
150,000	Express Scripts Holding Co.	3.125	05/15/16	152,320
150,000	Johnson & Johnson	2.950	09/01/20	157,380
100,000	Johnson & Johnson	3.375	12/05/23	104,636
100,000	McKesson Corp.	3.250	03/01/16	101,351
100,000	McKesson Corp.	3.796	03/15/24	101,779
15,000	Mead Johnson Nutrition Co.	4.900	11/01/19	16,368
100,000	Pfizer, Inc.	6.200	03/15/19	114,562
100,000	Pfizer, Inc.	3.000	06/15/23	99,652
100,000	Zoetis, Inc.	1.875	02/01/18	99,581
100,000	Zoetis, Inc.	3.250	02/01/23	95,963

				2,123,268

	Pipelines — 1.6%
100,000	Columbia Pipeline Group, Inc.(a)	4.500	06/01/25	99,692
100,000	Kinder Morgan, Inc.	4.300	06/01/25	95,194
100,000	Spectra Energy Capital LLC	6.200	04/15/18	109,852
100,000	Spectra Energy Partners LP	4.750	03/15/24	105,446
150,000	Williams Partners LP	5.250	03/15/20	162,866

				573,050

	REITs — 3.0%
100,000	American Tower Corp.	4.500	01/15/18	105,294
150,000	Boston Properties LP	4.125	05/15/21	159,757
150,000	ERP Operating LP	4.625	12/15/21	163,896
100,000	HCP, Inc.	5.375	02/01/21	110,357
150,000	Hospitality Properties Trust	5.000	08/15/22	156,541
100,000	Host Hotels & Resorts LP	6.000	11/01/20	103,672
125,000	Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/21	135,600
100,000	Weyerhaeuser Co.	7.375	10/01/19	118,240

				1,053,357

	Retail — 6.6%
45,000	CVS Health Corp.	5.750	06/01/17	48,513
100,000	CVS Health Corp.	2.750	12/01/22	96,745
100,000	Darden Restaurants, Inc.	6.450	10/15/17	110,611
100,000	Dollar General Corp.	4.125	07/15/17	104,081
150,000	Dollar General Corp.	3.250	04/15/23	143,769
150,000	Gap, Inc. (The)	5.950	04/12/21	168,659
150,000	Home Depot, Inc. (The)	5.400	03/01/16	154,159
150,000	Home Depot, Inc. (The)	4.400	04/01/21	164,954
100,000	Kohl’s Corp.	6.250	12/15/17	110,669
100,000	Lowe’s Cos., Inc.	5.400	10/15/16	105,430
100,000	Lowe’s Cos., Inc.	3.120	04/15/22	101,649
150,000	Macy’s Retail Holdings, Inc.	2.875	02/15/23	143,186
100,000	McDonald’s Corp., MTN	5.350	03/01/18	109,368
100,000	Nordstrom, Inc.	4.000	10/15/21	107,395
125,000	Target Corp.	6.000	01/15/18	138,570
200,000	Walgreen Co.	3.100	09/15/22	194,599
325,000	Wal-Mart Stores, Inc.	3.250	10/25/20	342,495

				2,344,852

	Semiconductors — 2.9%
100,000	Applied Materials, Inc.	4.300	06/15/21	107,607
100,000	Intel Corp.	1.350	12/15/17	100,002
200,000	Intel Corp.	3.300	10/01/21	206,476
200,000	Maxim Integrated Products, Inc.	3.375	03/15/23	198,359
100,000	Qualcomm, Inc.	3.450	05/20/25	94,813
100,000	Texas Instruments, Inc.	2.375	05/16/16	101,441
100,000	Xilinx, Inc.	2.125	03/15/19	100,252
100,000	Xilinx, Inc.	3.000	03/15/21	101,786

				1,010,736

	Software — 1.9%
200,000	Adobe Systems, Inc.	3.250	02/01/25	193,814
100,000	CA, Inc.	5.375	12/01/19	110,265

Schedule of Investments

$100,000	Microsoft Corp.	1.625%	12/06/18	$100,744
100,000	Microsoft Corp.	3.625	12/15/23	104,725
50,000	Microsoft Corp.	2.700	02/12/25	48,292
100,000	Oracle Corp.	5.750	04/15/18	111,145

				668,985

	Telecommunications — 3.3%
100,000	AT&T, Inc.	5.500	02/01/18	108,940
200,000	AT&T, Inc.	3.000	02/15/22	195,512
15,000	CC Holdings GS V LLC/Crown Castle GS III Corp.	2.381	12/15/17	15,097
100,000	Cisco Systems, Inc.	5.500	02/22/16	102,802
100,000	Cisco Systems, Inc.	4.450	01/15/20	109,823
100,000	Cisco Systems, Inc.	3.625	03/04/24	103,961
100,000	Qwest Corp.	6.750	12/01/21	109,054
200,000	Verizon Communications, Inc.	3.650	09/14/18	210,391
200,000	Verizon Communications, Inc.	5.150	09/15/23	220,492

				1,176,072

	Textiles — 0.3%
100,000	Mohawk Industries, Inc.	3.850	02/01/23	101,085

	Toys/Games/Hobbies — 0.3%
100,000	Mattel, Inc.	2.350	05/06/19	99,866

	Transportation — 1.9%
130,000	CSX Corp.	6.250	03/15/18	145,394
100,000	CSX Corp.	3.700	10/30/20	105,691
100,000	FedEx Corp.	8.000	01/15/19	119,718
100,000	Norfolk Southern Corp.	5.750	04/01/18	110,222
100,000	Norfolk Southern Corp.	3.000	04/01/22	99,571
100,000	United Parcel Service, Inc.	3.125	01/15/21	103,047

				683,643

	Water — 0.3%
100,000	American Water Capital Corp.	6.085	10/15/17	109,945

	Total Corporate Bonds (Cost $34,914,817)			34,899,375

Number of Shares
	Money Market Fund — 0.2%
80,653	Invesco Premier Portfolio – Institutional Class, 0.07%(b) (Cost $80,653)			80,653

	Total Investments (Cost $34,995,470)(c)—98.9%			34,980,028
	Other assets less liabilities—1.1%			388,890

	Net Assets — 100.0%			$35,368,918

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Notes

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $215,722, which represented less than 1% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $15,442, which consisted of aggregate gross unrealized appreciation of $337,923 and aggregate gross unrealized depreciation of $353,365.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

July 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds — 81.4%
	Azerbaijan — 0.9%
$300,000	State Oil Co. of the Azerbaijan Republic	5.450%	02/09/17	$310,500

	Brazil — 0.8%
50,000	Banco Daycoval SA, MTN(a)	6.250	01/28/16	51,006
100,000	Banco Fibra SA, MTN(a)	4.500	04/19/16	97,105
100,000	Banco Pan SA, EMTN	5.500	08/04/15	100,000

				248,111

	China — 1.6%
200,000	Big Will Investments Ltd., EMTN	10.875	04/29/16	208,636
200,000	MCC Holding Hong Kong Corp. Ltd.	4.875	07/29/16	203,828
100,000	Yancoal International Resources Development Co. Ltd.(a)	4.461	05/16/17	99,968

				512,432

	Croatia — 0.5%
150,000	Hrvatska Elektroprivreda(a)	6.000	11/09/17	157,125

	Cyprus — 0.4%
150,000	Drill Rigs Holdings, Inc.(a)	6.500	10/01/17	120,750

	Egypt — 0.5%
150,000	Nile Finance Ltd.(a)	5.250	08/05/15	150,075

	France — 0.9%
200,000	Alcatel-Lucent USA, Inc.(a)	4.625	07/01/17	207,000
100,000	Lafarge SA	6.500	07/15/16	105,108

				312,108

	Georgia — 0.6%
200,000	Bank of Georgia JSC, MTN(a)	7.750	07/05/17	208,516

	Germany — 0.9%
100,000	Dresdner Bank AG	7.250	09/15/15	100,588
49,000	Hanson Ltd.	6.125	08/15/16	51,089
150,000	Hapag-Lloyd AG(a)	9.750	10/15/17	156,000

				307,677

	India — 1.4%
450,000	Vedanta Resources PLC(a)	6.750	06/07/16	452,813

	Indonesia — 2.2%
200,000	Bank Negara Indonesia Persero Tbk PT	4.125	04/27/17	207,250
200,000	Gajah Tunggal Tbk PT(a)	7.750	02/06/18	152,250
150,000	Majapahit Holding BV(a)	7.750	10/17/16	160,875
200,000	Majapahit Holding BV(a)	7.250	06/28/17	218,750

				739,125

	Italy — 0.8%
100,000	Telecom Italia Capital SA	5.250	10/01/15	100,500
150,000	UniCredit Luxembourg Finance SA(a)	6.000	10/31/17	158,155

				258,655

	Kazakhstan — 3.1%
200,000	ATF Bank JSC(a)	9.000	05/11/16	200,000
300,000	Halyk Savings Bank of Kazakhstan JSC(a)	7.250	05/03/17	311,679
100,000	Kazkommertsbank JSC, MTN(a)	8.000	11/03/15	100,468

Schedule of Investments

$200,000	Kazkommertsbank JSC, MTN(a)	7.500%	11/29/16	$201,276
200,000	Samruk-Energy JSC, EMTN	3.750	12/20/17	196,480

				1,009,903

	Luxembourg — 1.7%
150,000	Aguila 3 SA(a)	7.875	01/31/18	154,500
200,000	ArcelorMittal	4.500	03/01/16	203,250
200,000	ArcelorMittal	5.250	02/25/17	207,250

				565,000

	Mexico — 0.5%
150,000	Grupo Posadas SAB de CV(a)	7.875	11/30/17	157,350

	Mongolia — 0.6%
200,000	Trade & Development Bank of Mongolia LLC, EMTN	8.500	09/20/15	200,469

	Netherlands — 1.8%
300,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust(a)	2.750	05/15/17	299,250
200,000	Hyva Global BV(a)	8.625	03/24/16	201,250
100,000	NXP BV/NXP Funding LLC(a)	3.500	09/15/16	101,125

				601,625

	New Zealand — 0.6%
200,000	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II(a)	5.625	12/15/16	199,750

	Norway — 1.1%
100,000	Eksportfinans ASA	2.000	09/15/15	100,075
100,000	Eksportfinans ASA	5.500	05/25/16	102,853
150,000	Eksportfinans ASA	2.375	05/25/16	150,188

				353,116

	Russia — 11.3%
200,000	AK BARS Bank Via AK BARS Luxembourg SA, Series LPN, MTN	8.750	11/19/15	202,660
200,000	EuroChem Mineral & Chemical Co. OJSC Via EuroChem Global Investments Ltd.(a)	5.125	12/12/17	202,372
200,000	Koks OAO Via Koks Finance Ltd.(a)	7.750	06/23/16	188,000
200,000	Metalloinvest Finance Ltd.(a)	6.500	07/21/16	204,492
200,000	Phosagro OAO Via Phosagro Bond Funding Ltd.(a)	4.204	02/13/18	197,250
200,000	Raspadskaya OJSC Via Raspadskaya Securities Ltd.(a)	7.750	04/27/17	194,388
200,000	Renaissance Credit LLC Via Renaissance Consumer Funding Ltd.(a)	7.750	05/31/16	199,240
100,000	Rosneft Finance SA, MTN(a)	7.500	07/18/16	104,000
200,000	Rosneft Finance SA, MTN(a)	6.625	03/20/17	207,500
100,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	6.299	05/15/17	101,850
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	5.298	12/27/17	199,500
200,000	SCF Capital Ltd.(a)	5.375	10/27/17	196,634
100,000	Severstal OAO Via Steel Capital SA(a)	6.700	10/25/17	106,000
200,000	Sibur Securities Ltd.(a)	3.914	01/31/18	191,750
150,000	Vimpel Communications OJSC Via UBS Luxembourg SA(a)	8.250	05/23/16	156,187
450,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC(a)	6.493	02/02/16	458,906
300,000	VimpelCom Holdings BV(a)	6.255	03/01/17	312,330
200,000	Vnesheconombank Via VEB Finance PLC(a)	5.375	02/13/17	204,584
100,000	Vnesheconombank Via VEB Finance PLC(a)	5.450	11/22/17	102,083

				3,729,726

	Saudi Arabia — 0.6%
200,000	Dar Al-Arkan Sukuk Co. Ltd.(a)	5.750	11/25/16	204,750

	South Africa — 1.3%
200,000	Myriad International Holdings BV(a)	6.375	07/28/17	213,750
200,000	Sappi Papier Holding GmbH(a)	7.750	07/15/17	216,000

				429,750

	South Korea — 0.4%
150,000	Harvest Operations Corp.	6.875	10/01/17	139,125

Schedule of Investments

	Sri Lanka — 0.6%
$200,000	Bank of Ceylon(a)	6.875%	05/03/17	$208,250

	Turkey — 1.2%
200,000	Finansbank AS(a)	5.500	05/11/16	203,000
200,000	Finansbank AS(a)	5.150	11/01/17	203,940

				406,940

	Ukraine — 1.0%
130,000	Ferrexpo Finance PLC(a)	10.375	04/07/19	111,683
200,000	Metinvest BV, EMTN	8.750	02/14/18	117,920
100,000	Ukreximbank Via Biz Finance PLC	8.375	12/31/49	83,520

				313,123

	United Kingdom — 0.6%
100,000	CNH Industrial America LLC	7.250	01/15/16	102,375
100,000	Tesco PLC(a)	5.500	11/15/17	106,809

				209,184

	United States — 41.8%
200,000	ADT Corp. (The)	2.250	07/15/17	199,750
200,000	AerCap Aviation Solutions BV	6.375	05/30/17	211,456
200,000	AES Corp.	8.000	10/15/17	224,000
150,000	Alcoa, Inc.	5.550	02/01/17	157,323
100,000	Ally Financial, Inc.	3.125	01/15/16	100,653
200,000	Ally Financial, Inc.	3.500	07/18/16	203,250
100,000	Ally Financial, Inc.	2.750	01/30/17	100,500
100,000	Ally Financial, Inc.	5.500	02/15/17	104,625
100,000	Ally Financial, Inc.	3.250	09/29/17	100,375
200,000	American Achievement Corp.(a)	10.875	04/15/16	197,000
150,000	American Seafoods Group LLC/American Seafoods Finance, Inc.(a)	10.750	05/15/16	148,875
100,000	ARC Properties Operating Partnership LP - REIT	2.000	02/06/17	98,125
300,000	Aspect Software, Inc.	10.625	05/15/17	269,250
100,000	Associated Materials LLC/AMH New Finance, Inc.	9.125	11/01/17	85,500
50,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	4.875	11/15/17	51,375
100,000	Avon Products, Inc.	3.125	03/15/16	101,375
100,000	Best Buy Co., Inc.	3.750	03/15/16	101,125
100,000	Centene Corp.	5.750	06/01/17	105,450
100,000	Centex LLC	6.500	05/01/16	103,200
150,000	Chesapeake Energy Corp.	3.250	03/15/16	148,500
150,000	Chesapeake Energy Corp.	6.500	08/15/17	147,000
100,000	CIT Group, Inc.	5.000	05/15/17	103,750
150,000	CNH Industrial Capital LLC	3.875	11/01/15	150,562
150,000	CNH Industrial Capital LLC	6.250	11/01/16	156,960
100,000	CNH Industrial Capital LLC	3.250	02/01/17	101,000
100,000	Commercial Metals Co.	6.500	07/15/17	107,000
200,000	Constellation Brands, Inc.	7.250	09/01/16	211,250
100,000	D.R. Horton, Inc.	4.750	05/15/17	105,036
100,000	DCP Midstream Operating LP	2.500	12/01/17	96,562
200,000	Dell, Inc.	2.300	09/10/15	200,376
150,000	DISH DBS Corp.	7.125	02/01/16	153,750
150,000	Embarq Corp.	7.082	06/01/16	156,504
100,000	Euramax International, Inc.	9.500	04/01/16	100,125
250,000	First Tennessee Bank NA, Series BKNT	5.650	04/01/16	256,921
300,000	General Motors Financial Co., Inc.	2.750	05/15/16	303,054
150,000	General Motors Financial Co., Inc.	4.750	08/15/17	157,251
100,000	General Motors Financial Co., Inc.	3.000	09/25/17	101,421
100,000	Greif, Inc.	6.750	02/01/17	105,500
100,000	Harsco Corp.	2.700	10/15/15	100,188
250,000	HCA, Inc.	6.500	02/15/16	257,187
100,000	Hospira, Inc.	6.050	03/30/17	107,407
100,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.500	03/15/17	101,300
200,000	Iheartcommunications, Inc.	5.500	12/15/16	188,000
150,000	International Lease Finance Corp.	8.625	09/15/15	151,125
150,000	International Lease Finance Corp.	5.750	05/15/16	153,938
100,000	International Lease Finance Corp.	8.750	03/15/17	109,312
100,000	International Lease Finance Corp.	8.875	09/01/17	111,625
100,000	International Wire Group Holdings, Inc.(a)	8.500	10/15/17	104,250
200,000	inVentiv Health, Inc.(a)	9.000	01/15/18	209,375
150,000	iStar Financial, Inc. - REIT	3.875	07/01/16	150,750
100,000	iStar Financial, Inc. - REIT	4.000	11/01/17	98,500

Schedule of Investments

$100,000	iStar Financial, Inc., Series 1 - REIT	5.875%	03/15/16	$101,875
100,000	Jarden Corp.	7.500	05/01/17	109,375
100,000	JC Penney Corp., Inc.	5.750	02/15/18	97,750
200,000	KB Home	9.100	09/15/17	224,000
100,000	L Brands, Inc.	6.900	07/15/17	109,375
200,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	7.375	10/01/17	208,000
100,000	Lennar Corp.	4.750	12/15/17	104,500
200,000	Leucadia National Corp.	8.125	09/15/15	201,625
100,000	Masco Corp.	6.125	10/03/16	105,530
100,000	Masco Corp.	5.850	03/15/17	105,750
150,000	MGM Resorts International	7.500	06/01/16	156,750
200,000	MGM Resorts International	10.000	11/01/16	218,000
200,000	MGM Resorts International	7.625	01/15/17	213,000
150,000	Navient Corp., MTN	6.250	01/25/16	151,781
250,000	Navient Corp., MTN	6.000	01/25/17	255,469
100,000	Navient Corp., MTN	4.625	09/25/17	99,625
200,000	Novelis, Inc.	8.375	12/15/17	207,250
108,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	112,320
100,000	Pactiv LLC	8.125	06/15/17	109,500
100,000	PetroQuest Energy, Inc.	10.000	09/01/17	91,000
250,000	Quicksilver Resources, Inc.(b)(c)	7.125	04/01/16	1,875
200,000	R.R. Donnelley & Sons Co.	6.125	01/15/17	210,000
200,000	Realogy Group LLC/Sunshine Group Florida Ltd. (The)(a)	3.375	05/01/16	201,500
150,000	Royal Caribbean Cruises Ltd.	7.250	06/15/16	156,930
250,000	Sabine Oil & Gas Corp.(b)(c)	9.750	02/15/17	38,750
100,000	Sabine Pass LNG LP	7.500	11/30/16	104,500
100,000	Sabre Holdings Corp.	8.350	03/15/16	103,750
150,000	Springleaf Finance Corp., MTN	5.750	09/15/16	155,055
250,000	Sprint Communications, Inc.	6.000	12/01/16	255,625
100,000	Sprint Communications, Inc.	8.375	08/15/17	106,000
100,000	SPX Corp.	6.875	09/01/17	107,875
100,000	SquareTwo Financial Corp.	11.625	04/01/17	58,500
140,000	Standard Pacific Corp.	10.750	09/15/16	153,650
64,000	SUPERVALU, Inc.	8.000	05/01/16	66,640
100,000	Swift Energy Co.	7.125	06/01/17	37,500
100,000	Synovus Financial Corp.	5.125	06/15/17	103,300
100,000	Talen Energy Supply LLC	6.200	05/15/16	102,500
200,000	Talen Energy Supply LLC, Series A	5.700	10/15/15	199,750
150,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)	5.000	01/15/18	156,000
200,000	Thompson Creek Metals Co., Inc.	9.750	12/01/17	192,000
100,000	Transocean, Inc.	3.000	10/15/17	94,050
100,000	Transocean, Inc.	6.000	03/15/18	96,500
100,000	U.S. Steel Corp.	7.000	02/01/18	103,531
100,000	United States Steel Corp.	6.050	06/01/17	102,750
100,000	Universal Health Services, Inc.	7.125	06/30/16	104,935
100,000	USG Corp.	6.300	11/15/16	104,850
100,000	VWR Funding, Inc.	7.250	09/15/17	103,250
100,000	WireCo WorldGroup, Inc.	9.500	05/15/17	93,000
100,000	WPX Energy, Inc.	5.250	01/15/17	102,000

				13,767,727

	Venezuela — 1.1%
275,000	Petroleos de Venezuela SA	5.250	04/12/17	134,008
150,000	Petroleos de Venezuela SA, Series 2015	5.000	10/28/15	151,275
100,000	Petroleos de Venezuela SA, Series 2016	5.125	10/28/16	63,500

				348,783

	Vietnam — 0.6%
200,000	Vietnam Joint Stock Commercial Bank for Industry and Trade(a)	8.000	05/17/17	209,500

	Total Corporate Bonds
	(Cost $27,653,373)			26,831,958

	Sovereign Debt Obligations — 14.7%
	Argentina — 2.1%
200,000	Argentina Boden Bonds	7.000	10/03/15	198,556
200,000	Argentina Bonar Bonds, Series X	7.000	04/17/17	191,300
300,000	City of Buenos Aires Argentina(a)	9.950	03/01/17	312,106

				701,962

Schedule of Investments

	Belarus — 0.8%
$264,000	Republic of Belarus	8.750%	08/03/15	$264,000

	Croatia — 0.6%
200,000	Croatia Government International Bond(a)	6.250	04/27/17	211,720

	Ecuador — 0.5%
150,000	Ecuador Government International Bond(a)	9.375	12/15/15	149,250

	Ghana — 0.5%
150,000	Republic of Ghana(a)	8.500	10/04/17	155,250

	Hungary — 0.5%
150,000	Magyar Export-Import Bank Zrt(a)	5.500	02/12/18	160,320

	Jamaica — 0.5%
150,000	Jamaica Government International Bond	10.625	06/20/17	171,375

	Jordan — 0.9%
300,000	Jordan Government International Bond(a)	3.875	11/12/15	302,040

	Lebanon — 2.4%
200,000	Lebanon Government International Bond, GMTN	4.500	04/22/16	201,740
450,000	Lebanon Government International Bond(a)	11.625	05/11/16	479,952
100,000	Lebanon Government International Bond, EMTN	9.000	03/20/17	108,080

				789,772

	Mongolia — 1.0%
200,000	Development Bank of Mongolia LLC, EMTN	5.750	03/21/17	193,000
150,000	Mongolia Government International Bond, MTN(a)	4.125	01/05/18	141,750

				334,750

	Pakistan — 1.1%
253,000	Pakistan Government International Bond(a)	7.125	03/31/16	260,274
100,000	Pakistan Government International Bond(a)	6.875	06/01/17	104,427

				364,701

	Serbia — 0.5%
150,000	Republic of Serbia(a)	5.250	11/21/17	156,143

	Turkey — 0.9%
300,000	Export Credit Bank of Turkey(a)	5.375	11/04/16	313,281

	Ukraine — 1.7%
200,000	City of Kiev Ukraine Via CS International(a)	8.000	11/06/15	108,900
200,000	Ukraine Government International Bond(a)	5.000	12/20/15	113,500
400,000	Ukraine Government International Bond(a)	6.580	11/21/16	234,808
150,000	Ukraine Government International Bond(a)	6.750	11/14/17	88,717

				545,925

	Venezuela — 0.4%
150,000	Venezuela Government International Bond(a)	5.750	02/26/16	121,500

	Vietnam — 0.3%
100,000	Vietnam Government International Bond(a)	6.875	01/15/16	102,625

	Total Sovereign Debt Obligations
	(Cost $5,009,382)			4,844,614

Schedule of Investments

Number of Shares
	Money Market Fund—1.7%
566,068	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $566,068)	$566,068

	Total Investments (Cost $33,228,823)(e)—97.8%	32,242,640
	Other assets less liabilities—2.2%	735,021

	Net Assets—100.0%	$32,977,661

Investment Abbreviations:

EMTN - Euro Medium-Term Note

GMTN - Global Medium-Term Note

MTN - Medium-Term Notes

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $14,055,347, which represented 42.62% of the Fund’s Net Assets.
(b)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at July 31, 2015 was $40,625, which represented less than 1% of the Fund’s Net Assets.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $986,183, which consisted of aggregate gross unrealized appreciation of $144,329 and aggregate gross unrealized depreciation of $1,130,512.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Corporate Bond Portfolio (PICB)

July 31, 2015

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds — 97.4%
		Australia — 3.7%
EUR	1,000,000	BHP Billiton Finance Ltd., EMTN	2.125%	11/29/18	$1,162,776
EUR	500,000	BHP Billiton Finance Ltd., EMTN	2.250	09/25/20	588,754
GBP	350,000	BHP Billiton Finance Ltd., EMTN	3.250	09/25/24	550,818
AUD	350,000	BHP Billiton Finance Ltd., MTN	3.750	10/18/17	261,592
EUR	200,000	Commonwealth Bank of Australia, EMTN	5.500	08/06/19	260,503
EUR	350,000	Commonwealth Bank of Australia, EMTN	4.375	02/25/20	449,786
EUR	500,000	National Australia Bank Ltd., EMTN	2.750	08/08/22	611,379
EUR	200,000	National Australia Bank Ltd., GMTN	4.625	02/10/20	255,503
EUR	250,000	National Australia Bank Ltd., GMTN	2.000	11/12/20	292,532
AUD	700,000	National Australia Bank Ltd., Series DIP	6.000	02/15/17	541,234
EUR	200,000	Telstra Corp. Ltd., EMTN	4.250	03/23/20	257,516
EUR	300,000	Telstra Corp. Ltd., EMTN	3.500	09/21/22	385,057
EUR	100,000	Telstra Corp. Ltd., EMTN	2.500	09/15/23	120,337
EUR	550,000	Westpac Banking Corp., EMTN	4.125	05/25/18	671,199
AUD	1,000,000	Westpac Banking Corp., MTN	7.250	11/18/16	778,906
AUD	500,000	Westpac Banking Corp., MTN	4.500	02/25/19	387,362

					7,575,254

		Belgium — 0.9%
GBP	250,000	Anheuser-Busch InBev NV, EMTN	9.750	07/30/24	590,158
GBP	300,000	Anheuser-Busch InBev NV, EMTN	4.000	09/24/25	504,624
EUR	200,000	Anheuser-Busch InBev NV, EMTN	2.700	03/31/26	241,482
EUR	200,000	Anheuser-Busch InBev NV, EMTN	1.500	04/18/30	204,487
EUR	200,000	BNP Paribas Fortis SA, EMTN	5.757	10/04/17	244,628

					1,785,379

		Canada — 14.3%
CAD	550,000	Bank of Montreal, Series DPNT	2.390	07/12/17	432,263
CAD	600,000	Bank of Montreal, Series DPNT	2.240	12/11/17	471,768
CAD	500,000	Bank of Montreal, Series DPNT	6.020	05/02/18	432,507
CAD	500,000	Bank of Montreal, Series DPNT	3.210	09/13/18	406,057
CAD	900,000	Bank of Montreal, Series DPNT	2.840	06/04/20	726,683
CAD	900,000	Bank of Montreal, Series DPNT	3.400	04/23/21	746,932
CAD	300,000	Bank of Montreal, Series DPNT	2.120	03/16/22	229,891
CAD	500,000	Bank of Nova Scotia (The)	1.800	05/09/16	386,767
CAD	900,000	Bank of Nova Scotia (The)	2.242	03/22/18	707,928
CAD	850,000	Bank of Nova Scotia (The), Series DPNT	2.740	12/01/16	667,364
CAD	950,000	Bank of Nova Scotia (The), Series DPNT	2.598	02/27/17	746,001
CAD	450,000	Bank of Nova Scotia (The), Series DPNT	4.100	06/08/17	364,019
CAD	700,000	Bank of Nova Scotia (The), Series DPNT	2.370	01/11/18	551,321
CAD	900,000	Bank of Nova Scotia (The), Series DPNT	2.462	03/14/19	716,797
CAD	500,000	Bank of Nova Scotia (The), Series DPNT	3.270	01/11/21	410,631
CAD	1,100,000	Bank of Nova Scotia (The), Series DPNT	2.873	06/04/21	884,270
CAD	550,000	Bell Canada	3.350	06/18/19	447,859
CAD	300,000	Bell Canada, MTN	4.400	03/16/18	247,469
CAD	450,000	Bell Canada, MTN	3.250	06/17/20	364,915
CAD	500,000	Bell Canada, Series M-26	3.350	03/22/23	398,747
CAD	600,000	Caisse Centrale Desjardins, MTN	2.795	11/19/18	481,116
CAD	600,000	Caisse Centrale Desjardins, MTN	1.748	03/02/20	460,856
CAD	500,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.950	07/14/17	404,401
CAD	550,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.350	10/18/17	432,720
CAD	750,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT	2.350	06/24/19	595,503
CAD	600,000	CDP Financial, Inc.	4.600	07/15/20	530,548
GBP	400,000	Glencore Canada Financial Corp., EMTN	7.375	05/27/20	732,949
CAD	700,000	HSBC Bank Canada, Series DPNT	2.901	01/13/17	550,428
CAD	800,000	HSBC Bank Canada, Series DPNT	3.558	10/04/17	642,946
CAD	500,000	HSBC Bank Canada, Series DPNT	2.491	05/13/19	396,245
CAD	200,000	HSBC Bank Canada, Series DPNT	2.938	01/14/20	161,308
CAD	500,000	HSBC Bank Canada, Series DPNT	2.908	09/29/21	400,388
CAD	600,000	National Bank of Canada, Series DPNT	2.404	10/28/19	475,466
CAD	600,000	Rogers Communications, Inc.	5.340	03/22/21	530,465
CAD	1,000,000	Royal Bank of Canada, Series DPNT, MTN	3.030	07/26/16	783,920
CAD	700,000	Royal Bank of Canada, Series DPNT	3.660	01/25/17	557,460
CAD	1,300,000	Royal Bank of Canada, Series DPNT	2.364	09/21/17	1,021,554

Schedule of Investments

CAD	700,000	Royal Bank of Canada, Series DPNT	2.260%	03/12/18	$550,449
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.820	07/12/18	798,716
CAD	1,100,000	Royal Bank of Canada, Series DPNT	2.890	10/11/18	882,858
CAD	1,150,000	Royal Bank of Canada, Series DPNT	2.770	12/11/18	920,937
CAD	700,000	Royal Bank of Canada, Series DPNT	2.980	05/07/19	567,253
CAD	1,000,000	Royal Bank of Canada, Series DPNT	2.350	12/09/19	792,482
CAD	900,000	Royal Bank of Canada, Series DPNT	2.860	03/04/21	723,570
CAD	700,000	Shaw Communications, Inc.	5.650	10/01/19	615,179
CAD	600,000	Shaw Communications, Inc.	6.750	11/09/39	566,065
CAD	500,000	TELUS Corp., Series CG	5.050	12/04/19	435,024
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/20	437,181
CAD	700,000	Toronto-Dominion Bank (The), Series DPNT	2.433	08/15/17	551,122
CAD	1,100,000	Toronto-Dominion Bank (The), Series DPNT	2.171	04/02/18	864,332
CAD	900,000	Toronto-Dominion Bank (The), Series DPNT	2.447	04/02/19	716,513
CAD	500,000	Toronto-Dominion Bank (The), Series DPNT	2.621	12/22/21	395,872

					29,316,015

		Denmark — 1.0%
NOK	2,000,000	AP Moeller - Maersk A/S, EMTN	6.250	12/16/16	261,415
EUR	250,000	Carlsberg Breweries A/S, EMTN	3.375	10/13/17	293,743
GBP	150,000	DONG Energy A/S, EMTN	4.875	01/12/32	264,411
GBP	150,000	DONG Energy A/S, EMTN	5.750	04/09/40	298,021
NOK	5,000,000	Nykredit Bank A/S, EMTN	5.000	08/21/18	668,262
GBP	150,000	TDC A/S, MTN(b)	5.625	02/23/23	265,964

					2,051,816

		Finland — 0.3%
EUR	500,000	Fortum OYJ, EMTN	2.250	09/06/22	581,645

		France — 18.9%
EUR	300,000	Autoroutes du Sud de la France SA, EMTN	5.625	07/04/22	427,560
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	2.000	09/19/19	233,565
EUR	250,000	Banque Federative du Credit Mutuel SA, EMTN	4.125	07/20/20	320,853
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	4.000	10/22/20	249,937
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	02/24/21	359,779
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	11/28/23	371,076
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	03/18/24	601,226
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	05/21/24	575,898
EUR	250,000	BNP Paribas SA, EMTN	5.431	09/07/17	303,988
EUR	300,000	BNP Paribas SA, EMTN	2.000	01/28/19	347,310
EUR	550,000	BNP Paribas SA, EMTN	2.500	08/23/19	652,054
EUR	400,000	BNP Paribas SA, EMTN	3.750	11/25/20	506,139
EUR	1,000,000	BNP Paribas SA, EMTN	2.250	01/13/21	1,175,870
EUR	300,000	BNP Paribas SA, EMTN	2.875	10/24/22	367,068
EUR	500,000	BNP Paribas SA, EMTN	2.875	09/26/23	613,269
EUR	200,000	Bouygues SA	3.641	10/29/19	247,282
EUR	100,000	Bouygues SA	4.250	07/22/20	128,341
EUR	600,000	BPCE SA	4.625	07/18/23	765,275
GBP	100,000	BPCE SA	5.250	04/16/29	165,981
EUR	300,000	BPCE SA, EMTN	2.125	03/17/21	351,135
EUR	500,000	BPCE SA, EMTN	4.500	02/10/22	669,350
EUR	400,000	Carrefour SA, EMTN	1.750	05/22/19	461,039
EUR	500,000	Carrefour SA, EMTN	4.000	04/09/20	634,451
EUR	300,000	Casino Guichard Perrachon SA, EMTN	3.311	01/25/23	362,858
EUR	350,000	Cie de St-Gobain, EMTN	4.750	04/11/17	415,108
EUR	200,000	Cie Financiere et Industrielle des Autoroutes SA(b)	5.000	05/24/21	269,649
EUR	350,000	Credit Agricole SA, EMTN	5.971	02/01/18	435,268
EUR	150,000	Credit Agricole SA, EMTN	5.875	06/11/19	194,921
EUR	700,000	Credit Agricole SA, EMTN	3.900	04/19/21	869,211
EUR	500,000	Credit Agricole SA/London, EMTN	3.875	02/13/19	616,244
EUR	1,000,000	Credit Agricole SA/London, EMTN	2.375	11/27/20	1,187,728
EUR	200,000	Credit Agricole SA/London, EMTN	5.125	04/18/23	281,310
EUR	300,000	Credit Agricole SA/London, EMTN	3.125	07/17/23	372,569
EUR	500,000	Credit Agricole SA/London, EMTN	2.375	05/20/24	588,631
EUR	200,000	Danone SA, EMTN	2.250	11/15/21	237,273
EUR	300,000	Electricite de France SA, EMTN	6.250	01/25/21	428,212
EUR	300,000	Electricite de France SA, EMTN	2.250	04/27/21	356,975
EUR	300,000	Electricite de France SA, EMTN	3.875	01/18/22	390,835
EUR	300,000	Electricite de France SA, EMTN	2.750	03/10/23	369,019
EUR	1,000,000	Electricite de France SA, EMTN	4.625	09/11/24	1,401,072
EUR	600,000	Electricite de France SA, EMTN	4.125	03/25/27	824,714
GBP	250,000	Electricite de France SA, EMTN	5.875	07/18/31	482,385
GBP	1,100,000	Electricite de France SA, EMTN	6.125	06/02/34	2,183,233
GBP	700,000	Electricite de France SA, EMTN	5.500	03/27/37	1,309,690

Schedule of Investments

GBP	1,000,000	Electricite de France SA, EMTN	5.500%	10/17/41	$1,886,132
EUR	100,000	Engie, EMTN	1.375	05/19/20	114,387
EUR	1,500,000	Engie, EMTN	2.375	05/19/26	1,799,142
GBP	250,000	Engie, EMTN	5.000	10/01/60	490,962
EUR	300,000	GIE GDF SUEZ Alliance, EMTN	5.750	06/24/23	447,216
EUR	300,000	Holding D’infrastructures de Transport Sas	4.875	10/27/21	402,013
EUR	200,000	HSBC France SA, EMTN	1.875	01/16/20	232,192
EUR	300,000	La Poste SA, EMTN	4.250	11/08/21	403,151
EUR	300,000	La Poste SA, EMTN	2.750	11/26/24	378,092
EUR	1,050,000	Orange SA, EMTN	3.875	04/09/20	1,320,264
EUR	150,000	Orange SA, EMTN	3.875	01/14/21	191,289
EUR	700,000	Orange SA, EMTN	3.000	06/15/22	868,855
GBP	600,000	Orange SA, EMTN	5.625	01/23/34	1,135,457
EUR	200,000	Pernod Ricard SA	5.000	03/15/17	237,207
EUR	200,000	Sanofi, EMTN	1.875	09/04/20	235,046
EUR	300,000	SNCF Mobilites Group, EMTN	4.125	02/19/25	424,880
GBP	450,000	SNCF Mobilites Group, EMTN	5.375	03/18/27	879,849
EUR	100,000	Societe des Autoroutes Paris-Rhin-Rhone, EMTN	5.000	01/12/17	117,866
EUR	150,000	Societe Generale SA, EMTN	3.125	09/21/17	175,473
EUR	800,000	Societe Generale SA, EMTN	2.250	01/23/20	943,968
EUR	300,000	Societe Generale SA, EMTN	4.250	07/13/22	400,750
EUR	400,000	Total Capital Canada Ltd., EMTN	2.125	09/18/29	462,578
EUR	300,000	Total Capital International SA, EMTN	2.500	03/25/26	363,055
GBP	250,000	Veolia Environnement SA, EMTN	6.125	10/29/37	502,409

					38,517,584

		Germany — 8.8%
EUR	250,000	Allianz Finance II BV, EMTN	4.750	07/22/19	322,839
EUR	300,000	Allianz Finance II BV, EMTN	3.500	02/14/22	385,668
GBP	300,000	Allianz Finance II BV, Series 62	4.500	03/13/43	541,004
EUR	300,000	BASF SE, Series 10Y	2.000	12/05/22	354,487
EUR	450,000	BMW Finance NV, EMTN	3.250	01/14/19	545,131
EUR	200,000	BMW US Capital LLC, EMTN	0.625	04/20/22	215,297
EUR	150,000	Commerzbank AG, EMTN	3.875	03/22/17	175,250
EUR	500,000	Commerzbank AG, EMTN	4.000	09/16/20	637,417
EUR	450,000	Daimler AG, EMTN	1.500	11/19/18	516,147
EUR	300,000	Deutsche Bahn Finance BV, EMTN	4.875	03/12/19	386,465
EUR	150,000	Deutsche Bank AG, EMTN	5.125	08/31/17	181,760
EUR	350,000	Deutsche Bank AG, EMTN	5.000	06/24/20	444,767
EUR	1,100,000	Deutsche Bank AG, EMTN	1.250	09/08/21	1,217,010
EUR	300,000	Deutsche Bank AG, EMTN	2.375	01/11/23	354,031
EUR	150,000	Deutsche Telekom International Finance BV, EMTN	2.125	01/18/21	176,411
GBP	350,000	Deutsche Telekom International Finance BV, EMTN	6.500	04/08/22	669,316
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	4.250	07/13/22	399,871
EUR	700,000	E.ON International Finance BV, EMTN	5.750	05/07/20	945,920
GBP	300,000	E.ON International Finance BV, EMTN	6.375	06/07/32	596,104
GBP	800,000	E.ON International Finance BV, EMTN	5.875	10/30/37	1,537,938
EUR	200,000	Linde AG, EMTN	1.750	09/17/20	234,477
EUR	300,000	Merck Financial Services GmbH, EMTN	4.500	03/24/20	389,638
EUR	600,000	RWE Finance BV, EMTN	6.625	01/31/19	798,640
EUR	500,000	RWE Finance BV, EMTN	6.500	08/10/21	717,493
GBP	350,000	RWE Finance BV, EMTN	6.250	06/03/30	663,813
GBP	700,000	RWE Finance BV, EMTN	4.750	01/31/34	1,138,225
EUR	300,000	Siemens Financieringsmaatschappij NV, EMTN	5.625	06/11/18	381,962
EUR	300,000	Siemens Financieringsmaatschappij NV, EMTN	1.750	03/12/21	350,729
EUR	100,000	Siemens Financieringsmaatschappij NV, EMTN	2.875	03/10/28	125,602
GBP	500,000	Siemens Financieringsmaatschappij NV, EMTN	3.750	09/10/42	806,809
EUR	450,000	Volkswagen International Finance NV, EMTN	3.250	01/21/19	545,252
EUR	400,000	Volkswagen International Finance NV, EMTN	2.000	03/26/21	470,456
EUR	600,000	Volkswagen Leasing GmbH, EMTN	2.375	09/06/22	721,913

					17,947,842

		Hong Kong — 0.5%
EUR	250,000	Hutchison Whampoa Europe Finance 12 Ltd., EMTN	2.500	06/06/17	286,611
EUR	300,000	Hutchison Whampoa Finance 09 Ltd.	4.750	11/14/16	349,894
EUR	400,000	Hutchison Whampoa Finance 14 Ltd.	1.375	10/31/21	442,679

					1,079,184

		Italy — 7.8%
EUR	250,000	Assicurazioni Generali SpA, EMTN	2.875	01/14/20	297,978
EUR	300,000	Assicurazioni Generali SpA, EMTN	5.125	09/16/24	415,546
EUR	300,000	Assicurazioni Generali SpA, EMTN	4.125	05/04/26	353,500
EUR	250,000	Atlantia SpA	3.625	11/30/18	302,971
GBP	300,000	Atlantia SpA, EMTN	6.250	06/09/22	568,422
EUR	250,000	Enel Finance International NV, EMTN	5.000	09/14/22	344,117

Schedule of Investments

EUR	500,000	Enel Finance International NV, EMTN	4.875%	04/17/23	$690,838
GBP	1,000,000	Enel Finance International NV, EMTN	5.625	08/14/24	1,835,754
EUR	200,000	Enel SpA	4.875	02/20/18	245,417
GBP	800,000	Enel SpA, EMTN	5.750	06/22/37	1,503,639
EUR	200,000	Eni SpA	4.125	09/16/19	252,687
EUR	200,000	Eni SpA, EMTN	4.250	02/03/20	256,187
EUR	150,000	Eni SpA, EMTN	4.000	06/29/20	191,478
EUR	300,000	Eni SpA, EMTN	3.250	07/10/23	379,707
EUR	300,000	Eni SpA, EMTN	3.750	09/12/25	397,327
EUR	200,000	Eni SpA, EMTN	3.625	01/29/29	261,185
EUR	300,000	Intesa Sanpaolo SpA, EMTN	4.125	09/19/16	344,484
EUR	300,000	Intesa Sanpaolo SpA, EMTN	5.000	02/28/17	353,537
EUR	300,000	Intesa Sanpaolo SpA, EMTN	4.000	11/09/17	355,296
EUR	900,000	Intesa Sanpaolo SpA, EMTN	3.000	01/28/19	1,061,192
EUR	400,000	Intesa Sanpaolo SpA, EMTN	4.375	10/15/19	499,217
EUR	250,000	Intesa Sanpaolo SpA, EMTN	4.000	10/30/23	320,600
EUR	500,000	Intesa Sanpaolo SpA, GMTN	4.000	11/08/18	606,704
EUR	300,000	Mediobanca SpA, EMTN	0.875	11/14/17	330,813
EUR	100,000	Snam SpA, EMTN	3.875	03/19/18	120,251
EUR	200,000	Snam SpA, EMTN	5.000	01/18/19	253,812
EUR	400,000	Snam SpA, EMTN	3.500	02/13/20	494,214
EUR	400,000	Snam SpA, EMTN	5.250	09/19/22	559,731
EUR	250,000	Terna Rete Elettrica Nazionale SpA, EMTN	4.125	02/17/17	292,581
EUR	300,000	Terna Rete Elettrica Nazionale SpA, EMTN	4.750	03/15/21	397,851
EUR	300,000	UniCredit SpA, EMTN	4.875	03/07/17	353,085
EUR	300,000	UniCredit SpA, EMTN	3.375	01/11/18	352,310
EUR	700,000	UniCredit SpA, EMTN	3.625	01/24/19	842,265
EUR	150,000	Unione di Banche Italiane SCpA, EMTN	2.875	02/18/19	174,958

					16,009,654

		Japan — 0.3%
EUR	500,000	Toyota Motor Credit Corp., EMTN	1.000	09/10/21	556,311

		Netherlands — 7.2%
EUR	150,000	ABN AMRO Bank NV, EMTN	3.625	10/06/17	177,564
EUR	200,000	ABN AMRO Bank NV, EMTN	2.125	11/26/20	234,609
EUR	300,000	ABN AMRO Bank NV, EMTN	6.375	04/27/21	408,008
EUR	450,000	ABN AMRO Bank NV, EMTN	4.125	03/28/22	589,489
EUR	200,000	ABN AMRO Bank NV, EMTN	7.125	07/06/22	288,072
EUR	300,000	ABN AMRO Bank NV, EMTN	2.500	11/29/23	359,538
EUR	600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands	3.875	07/25/23	742,216
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, EMTN	4.750	01/15/18	367,008
EUR	150,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, EMTN	3.500	10/17/18	181,858
EUR	750,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, EMTN	4.125	01/12/21	969,503
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, EMTN	4.750	06/06/22	683,820
EUR	650,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, EMTN	4.125	09/14/22	812,878
GBP	800,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, EMTN	5.250	09/14/27	1,380,731
EUR	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, GMTN	4.125	01/14/20	634,269
EUR	1,350,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, GMTN	3.750	11/09/20	1,644,515
EUR	300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, GMTN	4.000	01/11/22	391,231
GBP	500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, Series 2541	4.000	09/19/22	846,117
EUR	250,000	Heineken NV, EMTN	2.125	08/04/20	293,345
EUR	700,000	ING Bank NV, EMTN	1.875	02/27/18	802,267
EUR	450,000	ING Bank NV, EMTN	4.500	02/21/22	601,361
EUR	350,000	ING Groep NV, EMTN	4.750	05/31/17	417,375
GBP	300,000	Koninklijke KPN NV, GMTN	5.750	09/17/29	546,728
EUR	200,000	Shell International Finance BV, EMTN	1.625	03/24/21	231,321
EUR	400,000	Shell International Finance BV, EMTN	1.000	04/06/22	443,337
EUR	150,000	Shell International Finance BV, EMTN	2.500	03/24/26	181,546
EUR	350,000	Shell International Finance BV, EMTN	1.625	01/20/27	385,302

					14,614,008

Schedule of Investments

		Norway — 1.2%
NOK	1,000,000	DNB Bank ASA	4.750%	04/06/17	$130,324
EUR	275,000	DNB Bank ASA, EMTN	3.875	06/29/20	350,262
EUR	250,000	DNB Bank ASA, EMTN	4.250	01/18/22	330,333
EUR	250,000	DNB Bank ASA, MTN(b)	4.375	02/24/21	327,341
EUR	250,000	Statoil ASA, EMTN	5.625	03/11/21	349,857
GBP	400,000	Statoil ASA, EMTN	6.875	03/11/31	896,301
SEK	1,000,000	Telenor ASA, EMTN	2.375	03/19/19	123,537

					2,507,955

		Spain — 4.6%
EUR	200,000	BBVA Senior Finance SAU, GMTN	3.750	01/17/18	238,390
EUR	300,000	BBVA Senior Finance SAU, GMTN	2.375	01/22/19	350,282
EUR	200,000	CaixaBank SA, EMTN	2.500	04/18/17	228,199
EUR	300,000	CaixaBank SA, MTN	3.125	05/14/18	353,531
EUR	500,000	Iberdrola Finanzas SAU, EMTN	4.125	03/23/20	635,430
GBP	200,000	Iberdrola Finanzas SAU, EMTN	7.375	01/29/24	405,485
EUR	200,000	Iberdrola International BV, EMTN	4.250	10/11/18	246,776
EUR	200,000	Iberdrola International BV, EMTN	3.500	02/01/21	250,496
EUR	100,000	Repsol International Finance BV, EMTN	4.875	02/19/19	125,964
EUR	500,000	Repsol International Finance BV, EMTN	2.625	05/28/20	589,514
EUR	200,000	Repsol International Finance BV, EMTN	3.625	10/07/21	248,951
EUR	200,000	Santander International Debt SAU, EMTN	1.375	03/25/17	224,199
EUR	500,000	Santander International Debt SAU, EMTN	4.000	03/27/17	583,847
EUR	100,000	Santander International Debt SAU, EMTN	4.125	10/04/17	119,027
EUR	200,000	Santander International Debt SAU, EMTN	4.000	01/24/20	250,795
EUR	350,000	Telefonica Emisiones SAU, EMTN	4.693	11/11/19	449,273
EUR	200,000	Telefonica Emisiones SAU, EMTN	4.710	01/20/20	258,072
GBP	300,000	Telefonica Emisiones SAU, EMTN	5.597	03/12/20	525,263
EUR	300,000	Telefonica Emisiones SAU, EMTN	2.242	05/27/22	350,304
GBP	500,000	Telefonica Emisiones SAU, EMTN	5.289	12/09/22	883,076
GBP	300,000	Telefonica Emisiones SAU, EMTN	5.375	02/02/26	534,320
EUR	800,000	Telefonica Emisiones SAU, GMTN	3.661	09/18/17	942,635
EUR	300,000	Telefonica Emisiones SAU, GMTN	3.987	01/23/23	389,233
EUR	200,000	Telefonica Emisiones SAU, MTN(b)	4.750	02/07/17	235,465

					9,418,527

		Sweden — 2.6%
EUR	200,000	Nordea Bank AB, EMTN	4.000	07/11/19	250,667
EUR	350,000	Nordea Bank AB, EMTN	4.500	03/26/20	443,928
EUR	500,000	Nordea Bank AB, EMTN	2.000	02/17/21	585,234
EUR	200,000	Nordea Bank AB, EMTN	3.250	07/05/22	252,654
SEK	1,000,000	SBAB Bank AB, EMTN	3.000	10/11/18	125,194
EUR	200,000	Skandinaviska Enskilda Banken AB, EMTN	2.000	02/19/21	233,327
EUR	200,000	Skandinaviska Enskilda Banken AB, GMTN	1.875	11/14/19	231,946
EUR	300,000	Svenska Handelsbanken AB, EMTN	2.250	06/14/18	349,340
EUR	100,000	Svenska Handelsbanken AB, EMTN	2.250	08/27/20	118,467
EUR	400,000	Svenska Handelsbanken AB, EMTN	4.375	10/20/21	532,665
EUR	200,000	Svenska Handelsbanken AB, EMTN	2.625	08/23/22	243,853
EUR	150,000	Vattenfall AB, EMTN	6.250	03/17/21	212,634
GBP	500,000	Vattenfall AB, EMTN	6.875	04/15/39	1,108,385
SEK	3,000,000	Volvo Treasury AB, EMTN	5.000	12/08/16	372,400
EUR	150,000	Volvo Treasury AB, EMTN	5.000	05/31/17	179,438

					5,240,132

		Switzerland — 3.6%
EUR	200,000	ABB Finance BV, EMTN	2.625	03/26/19	237,830
EUR	500,000	Credit Suisse AG/London	1.375	01/31/22	558,945
EUR	300,000	Credit Suisse AG/London, EMTN	5.125	09/18/17	364,328
EUR	250,000	Credit Suisse AG/London, EMTN	0.625	11/20/18	276,563
EUR	300,000	Credit Suisse AG/London, EMTN	4.750	08/05/19	384,009
EUR	800,000	Credit Suisse AG/London, EMTN	1.375	11/29/19	906,591
GBP	300,000	Credit Suisse Group Funding Guernsey Ltd.	3.000	05/27/22	461,244
CHF	300,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.000	04/14/23	311,780
GBP	500,000	Glencore Finance Europe SA, EMTN	6.500	02/27/19	873,753
NOK	2,600,000	Nestle Holdings, Inc., EMTN	2.500	07/10/17	327,593
EUR	250,000	Roche Holdings, Inc., EMTN	6.500	03/04/21	363,002
CHF	700,000	Roche Kapitalmarkt AG	4.500	03/23/17	787,145
CHF	800,000	Swisscom AG	3.250	09/14/18	920,335
EUR	250,000	UBS AG/London, EMTN	6.000	04/18/18	317,589
EUR	300,000	UBS AG/London, EMTN	1.250	09/03/21	336,160

					7,426,867

		United Kingdom — 21.7%
EUR	250,000	Abbey National Treasury Services PLC/London, EMTN	1.750	01/15/18	284,546

Schedule of Investments

EUR	250,000	Abbey National Treasury Services PLC/London, EMTN	2.000%	01/14/19	$287,905
EUR	250,000	Abbey National Treasury Services PLC/London, EMTN	0.875	01/13/20	275,460
GBP	300,000	Abbey National Treasury Services PLC/London, EMTN	3.875	10/15/29	494,033
GBP	200,000	ABP Finance PLC, EMTN	6.250	12/14/26	393,954
GBP	200,000	Bank of Scotland PLC	9.375	05/15/21	401,570
EUR	300,000	Barclays, EMTN	2.125	02/24/21	351,400
EUR	900,000	Barclays Bank PLC, EMTN	6.000	01/14/21	1,202,784
GBP	1,000,000	Barclays Bank PLC, EMTN	10.000	05/21/21	2,042,642
EUR	700,000	Barclays Bank PLC, EMTN	2.250	06/10/24	823,601
GBP	250,000	BAT International Finance PLC, EMTN	7.250	03/12/24	510,054
GBP	500,000	BAT International Finance PLC, EMTN	4.000	09/04/26	836,323
GBP	100,000	BAT International Finance PLC, EMTN	6.000	11/24/34	203,922
GBP	300,000	BG Energy Capital PLC, EMTN	5.125	12/01/25	556,360
GBP	300,000	BG Energy Capital PLC, EMTN	5.000	11/04/36	564,986
EUR	150,000	BP Capital Markets PLC, EMTN	3.830	10/06/17	178,307
EUR	500,000	BP Capital Markets PLC, EMTN	2.994	02/18/19	600,285
EUR	300,000	BP Capital Markets PLC, EMTN	2.177	09/28/21	354,499
EUR	250,000	BP Capital Markets PLC, EMTN	2.972	02/27/26	312,587
GBP	250,000	British Telecommunications PLC	5.750	12/07/28	478,080
GBP	150,000	British Telecommunications PLC, EMTN	6.375	06/23/37	313,438
GBP	250,000	BUPA Finance PLC	5.000	04/25/23	406,326
GBP	500,000	Centrica PLC, EMTN	6.375	03/10/22	944,614
GBP	200,000	Centrica PLC, EMTN	4.375	03/13/29	336,589
GBP	500,000	Centrica PLC, EMTN	4.250	09/12/44	798,273
GBP	250,000	Friends Life Holdings PLC	8.250	04/21/22	475,516
EUR	350,000	GlaxoSmithKline Capital PLC, EMTN	1.375	12/02/24	386,694
GBP	400,000	GlaxoSmithKline Capital PLC, EMTN	3.375	12/20/27	640,958
GBP	500,000	GlaxoSmithKline Capital PLC, EMTN	6.375	03/09/39	1,112,315
GBP	600,000	GlaxoSmithKline Capital PLC, EMTN	5.250	04/10/42	1,187,942
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	4.250	12/18/45	428,613
GBP	500,000	Heathrow Funding Ltd., EMTN	7.125	02/14/24	973,951
GBP	750,000	Heathrow Funding Ltd., EMTN	6.750	12/03/26	1,542,755
EUR	150,000	HSBC Bank PLC, EMTN	3.875	10/24/18	183,902
EUR	800,000	HSBC Bank PLC, EMTN	4.000	01/15/21	1,030,852
GBP	600,000	HSBC Bank PLC, EMTN	5.375	08/22/33	1,036,430
GBP	600,000	HSBC Holdings PLC	6.750	09/11/28	1,164,058
EUR	250,000	HSBC Holdings PLC, EMTN	6.000	06/10/19	325,321
GBP	1,000,000	HSBC Holdings PLC, EMTN	5.750	12/20/27	1,768,400
GBP	600,000	Imperial Tobacco Finance PLC, EMTN	9.000	02/17/22	1,252,786
GBP	450,000	Imperial Tobacco Finance PLC, EMTN	5.500	09/28/26	814,892
EUR	100,000	Lloyds Bank PLC, EMTN	5.375	09/03/19	131,741
EUR	300,000	Lloyds Bank PLC, EMTN	6.500	03/24/20	402,383
GBP	300,000	Lloyds Bank PLC, EMTN	7.500	04/15/24	625,117
GBP	1,224,000	Lloyds Bank PLC, EMTN	7.625	04/22/25	2,442,686
GBP	250,000	National Grid Electricity Transmission PLC, EMTN	4.000	06/08/27	426,909
EUR	300,000	Nationwide Building Society, EMTN	1.250	03/03/25	319,242
GBP	250,000	Rio Tinto Finance PLC, EMTN	4.000	12/11/29	400,879
EUR	250,000	Royal Bank of Scotland PLC (The), EMTN	5.375	09/30/19	325,218
EUR	300,000	Royal Bank of Scotland PLC (The), EMTN	5.500	03/23/20	397,584
GBP	700,000	Royal Bank of Scotland PLC (The), EMTN	7.500	04/29/24	1,439,102
EUR	300,000	SABMiller Holdings, Inc., EMTN	1.875	01/20/20	348,092
GBP	400,000	Scottish Widows PLC	5.500	06/16/23	663,860
GBP	400,000	Scottish Widows PLC	7.000	06/16/43	761,826
GBP	100,000	Severn Trent Utilities Finance PLC, EMTN	3.625	01/16/26	161,863
EUR	500,000	Sky PLC, EMTN	1.500	09/15/21	558,797
GBP	300,000	Society of Lloyd’s	4.750	10/30/24	486,886
GBP	200,000	SSE PLC, EMTN	8.375	11/20/28	471,063
EUR	600,000	Standard Chartered PLC, EMTN	1.625	11/20/18	684,938
EUR	300,000	Standard Chartered PLC, EMTN	4.125	01/18/19	370,686
EUR	400,000	Standard Chartered PLC, EMTN	1.625	06/13/21	453,652
GBP	300,000	Standard Chartered PLC, EMTN	5.125	06/06/34	473,301
GBP	300,000	Standard Chartered PLC, EMTN	4.375	01/18/38	487,597
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	5.500	02/11/41	394,545
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., Series 16	4.000	06/19/25	336,714
GBP	500,000	Thames Water Utilities Finance Ltd., EMTN	5.125	09/28/37	930,032
GBP	300,000	THFC Funding No. 3 PLC, EMTN	5.200	10/11/43	580,120
EUR	300,000	Vodafone Group PLC, EMTN	4.650	01/20/22	397,683
GBP	300,000	Wellcome Trust Finance PLC	4.625	07/25/36	586,814

					44,337,253

		Total Corporate Bonds (Cost $217,158,174)			198,965,426

Schedule of Investments

		Sovereign Debt Obligations — 0.9%
		Japan — 0.4%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050%	06/20/23	$256,885
JPY	60,000,000	Development Bank of Japan, Inc.	2.300	03/19/26	577,039

					833,924

		United Kingdom — 0.5%
GBP	600,000	Transport for London, EMTN	3.875	07/23/42	1,053,568

		Total Sovereign Debt Obligations (Cost $2,058,033)			1,887,492

	Number of Shares
		Money Market Fund — 0.1%
	232,605	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $232,605)			232,605

		Total Investments
		(Cost $219,448,812)(d)— 98.4%			201,085,523
		Other assets less liabilities—1.6%			3,334,407

		Net Assets—100.0%			$204,419,930

Investment Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DIP - Debt Issuance Program

DPNT - Deposit Note

EUR - Euro

EMTN - Euro Medium-Term Note

GBP - British Pound

GMTN - Global Medium-Term Note

JPY - Japanese Yen

MTN - Medium-Term Notes

NOK - Norwegian Krone

SEK - Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $1,098,419, which represented less than 1% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $219,454,230. The net unrealized depreciation was $18,368,707, which consisted of aggregate gross unrealized appreciation of $1,913,104 and aggregate gross unrealized depreciation of $20,281,811.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)

July 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds — 99.2%
	Banks — 44.1%
$120,000	Bank of America Corp., MTN	3.625%	03/17/16	$122,023
120,000	Bank of America Corp.	6.000	09/01/17	130,161
100,000	Bank of America Corp.	6.875	11/15/18	114,364
120,000	Bank of Montreal, MTN (Canada)	1.300	07/15/16	120,587
120,000	BB&T Corp.	5.200	12/23/15	122,183
120,000	Capital One Financial Corp.	2.450	04/24/19	120,080
120,000	Citigroup, Inc.	1.300	11/15/16	120,050
120,000	Citigroup, Inc.	8.500	05/22/19	146,452
100,000	Credit Suisse/New York NY (Switzerland)	6.000	02/15/18	109,563
100,000	Deutsche Bank AG/London, Series 3FXD (Germany)	1.400	02/13/17	99,663
100,000	Goldman Sachs Group, Inc. (The), GMTN	5.375	03/15/20	111,689
120,000	JPMorgan Chase & Co.	6.300	04/23/19	137,236
100,000	Toronto-Dominion Bank (The), Series BKNT, MTN (Canada)	2.125	07/02/19	100,778
100,000	Wells Fargo & Co.	5.125	09/15/16	104,191

				1,659,020

	Beverages — 3.8%
120,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	7.750	01/15/19	142,009

	Computers — 3.5%
120,000	Hewlett-Packard Co.	5.500	03/01/18	131,140

	Diversified Financial Services — 7.9%
120,000	Air Lease Corp.	5.625	04/01/17	127,039
60,000	Jefferies Group LLC	8.500	07/15/19	71,665
100,000	Synchrony Financial	2.700	02/03/20	98,620

				297,324

	Electric — 3.7%
120,000	Entergy Texas, Inc.	7.125	02/01/19	139,778

	Food — 3.5%
120,000	Mondelez International, Inc.	6.125	02/01/18	133,158

	Healthcare-Products — 3.0%
100,000	Life Technologies Corp.	6.000	03/01/20	112,897

	Media — 6.9%
120,000	Comcast Corp.	6.300	11/15/17	133,048
120,000	Viacom, Inc.	6.250	04/30/16	124,501

				257,549

	Mining — 6.4%
120,000	Rio Tinto Finance USA Ltd. (United Kingdom)	1.875	11/02/15	120,334
120,000	Rio Tinto Finance USA PLC (United Kingdom)	1.375	06/17/16	120,120

				240,454

	Oil & Gas — 3.2%
120,000	BP Capital Markets PLC (United Kingdom)	3.200	03/11/16	121,768

	Semiconductors — 3.2%
120,000	Intel Corp.	1.950	10/01/16	121,712

	Telecommunications — 10.0%
120,000	AT&T, Inc.	5.500	02/01/18	130,728

Schedule of Investments

$100,000	Cisco Systems, Inc.	4.450%	01/15/20	$109,823
120,000	Orange SA (France)	5.375	07/08/19	133,996

				374,547

	Total Corporate Bonds (Cost $3,735,345)			3,731,356

Number of Shares
	Money Market Fund—2.6%
96,533	Invesco Premier Portfolio – Institutional Class, 0.07%(a) (Cost $96,533)			96,533

	Total Investments (Cost $3,831,878)(b)—101.8%			3,827,889
	Other assets less liabilities—(1.8)%			(68,413)

	Net Assets—100.0%			$3,759,476

Investment Abbreviations:

GMTN - Global Medium-Term Note

MTN - Medium-Term Notes

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(b)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $3,989, which consisted of aggregate gross unrealized appreciation of $2,380 and aggregate gross unrealized depreciation of $6,369.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares National AMT-Free Municipal Bond Portfolio (PZA)

July 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 98.4%
	Ad Valorem Property Tax — 12.3%
$1,500,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000%	02/15/38	$1,569,690
150,000	Beaver County Pennsylvania Notes Ser. 09 AGM(a)	5.550	11/15/17	166,335
2,850,000	Beaver County Pennsylvania Notes Ser. 09 AGM	5.550	11/15/31	3,108,096
2,000,000	California State Various Purpose Ser. 05 NATL RE(a)	4.750	03/01/16	2,052,400
1,000,000	California State Various Purpose Ser. 05 NATL RE	4.750	03/01/35	1,019,910
2,000,000	California State Various Purpose Ser. 09	5.500	11/01/39	2,337,140
4,380,000	California State Various Purpose Ser. 09	6.000	11/01/39	5,214,390
12,050,000	California State Various Purpose Ser. 10	5.500	03/01/40	14,014,391
600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/50	654,282
20,000,000	City of Jasper Alabama Ser. 14 BAM	5.000	03/01/44	22,020,200
3,340,000	City of New York Ser. 11A-1	5.000	08/01/32	3,833,451
2,500,000	City of Philadelphia Pennsylvania Ser. 09B AGC(a)	7.125	07/15/16	2,662,800
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	5,576,350
500,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	574,620
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,640,085
1,000,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC	5.500	06/01/34	1,130,120
1,500,000	Honolulu City & County Hawaii Ser. 15A	5.000	10/01/39	1,732,680
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	2,206,080
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,675,275
500,000	Los Angeles Unified School District (Election 2004) Ser. 06G AMBAC(a)	5.000	07/01/16	521,615
4,000,000	Massachusetts State Ref. Ser. 15A	5.000	07/01/36	4,644,480
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	483,830
9,150,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/35	8,675,298
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	972,601
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE(a)	5.000	08/01/17	2,176,480
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM(a)	5.250	08/01/17	2,733,025
2,000,000	State Center California Community College District (Election 2002) Ser. 07A AGM(a)	5.000	08/01/17	2,174,820
3,280,000	Texas State Ref. (Transportation Commission) Ser. 14A	5.000	10/01/44	3,728,934
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC	5.000	08/01/34	2,776,675
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,811,214

				105,887,267

	Auto Parking Revenue — 0.6%
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	2,169,940
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,703,000

				4,872,940

	College Revenue — 4.0%
4,510,000	California State University Rev. Systemwide Ser. 08A AGM	5.000	11/01/39	4,937,052
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	3,166,530
1,105,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC(a)	5.000	06/15/20	1,294,364
3,140,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	3,485,274
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin’ Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	1,140,610
2,000,000	Louisiana State Local Government Environmental Facilities & Community Development Auth. (LCTCS ACT 360 Project) Ser. 14	5.000	10/01/39	2,210,300
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O(a)	6.000	07/01/18	1,434,863

Schedule of Investments

$3,060,000	New York State Dormitory Auth. Rev. Non State Supported Debt (Cornell University) Ser. 10A	5.000%	07/01/35	$3,491,674
3,500,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (New School) Ser. 15A	5.000	07/01/45	3,883,915
2,000,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (New York University) Ser. 15A	5.000	07/01/35	2,306,540
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	273,190
6,100,000	Ohio State University Ser.14A	5.000	12/01/39	6,963,760

				34,588,072

	Electric Power Revenue — 3.9%
3,500,000	Grand River Oklahoma Dam Auth. Rev. Ser. 14A	5.000	06/01/39	3,935,400
1,150,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/37	1,281,238
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	11,346,738
200,000	Kentucky State Municipal Power Agency Power System Rev. (Prairie State Project) Ser. 07A NATL RE(a)	5.000	09/01/17	218,020
700,000	Kentucky State Municipal Power Agency Power System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	742,924
2,500,000	Long Island New York Power Auth. Ref. Ser. 14A	5.000	09/01/39	2,758,850
500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	573,775
4,200,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 11A AGM	5.000	05/01/36	4,640,412
2,500,000	Los Angeles California Department of Water & Power Rev. Ref. Ser. 15A	5.000	07/01/35	2,883,075
500,000	Lower Colorado River Taxes Auth. Transmission Contract Ref. Ser. 15	5.000	05/15/40	555,115
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC	5.375	04/01/39	2,305,184
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	1,092,510
1,000,000	Snohomish County Washington Public Utility District #1 (Electric Rev. System) Ser. 15	5.000	12/01/40	1,131,010

				33,464,251

	Fuel Sales Tax Revenue — 0.4%
3,250,000	Connecticut State Special Tax Obligation Rev. (Transportation Infrastructure) Ser. 14A	5.000	09/01/34	3,727,197

	General Fund — 0.1%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	521,535

	Health, Hospital, Nursing Home Revenue — 12.1%
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/34	745,205
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/39	2,861,200
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	554,435
735,000	California Statewide Communities Development Auth. Rev. (Adventist Remarketed 05/23/08) Ser. 07B AGC	5.000	03/01/37	778,799
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	1,063,330
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	5,373,950
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub.- Ser. 05B AMBAC	5.500	04/01/37	2,816,575
10,085,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	10,646,634
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC(a)	5.000	07/01/16	312,855
1,570,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,690,388
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	3,324,270
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	2,169,340
4,400,000	Hamilton County Ohio Health Care Facilities Rev. (Christ Hospital Project) Ser. 12 AGM	5.000	06/01/42	4,705,360
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	4,187,068
2,000,000	Hawaii State Department of Budget and Finance Special Purpose Rev. Ref. (Queens Health Systems) Ser. 15A	5.000	07/01/35	2,265,600
1,000,000	Illinois Finance Auth. Rev. (Carle Foundation) Ser. 11A AGM	6.000	08/15/41	1,178,470
1,000,000	Illinois Finance Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	1,107,850
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,805,247
2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625	08/15/37	2,830,475

Schedule of Investments

$6,000,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. Ref. (West Jefferson Medical Center) Ser. 11A AGM	6.000%	01/01/39	$6,978,240
1,960,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM(a)	5.250	04/01/18	2,182,774
1,050,000	Lakeland Florida Hospital Systems Rev. (Lakeland Regional Health) Ser. 15	5.000	11/15/40	1,126,944
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE(a)	4.750	07/01/16	504,487
6,595,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	7,509,397
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	2,168,980
1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	1,297,344
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	11,053,400
500,000	New Jersey Health Care Facilities Financing Auth. Rev. Ref. (Barnabas Health) Ser. 11A	5.625	07/01/37	560,150
2,500,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (NYU Hospitals Center) Ser. 15	5.000	07/01/34	2,775,925
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	1,108,100
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,756,500
15,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. (Carilion Health System-Remarketed) Ser. 05B AGM(a)	5.000	07/01/20	17,604
985,000	Roanoke Virginia Industrial Development Auth. Hospital Rev. Ref. (Carilion Health System-Remarketed) Ser. 05B AGM	5.000	07/01/38	1,074,408
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	1,116,090
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. (Palmetto Health) Ser. 11A AGM	6.500	08/01/39	5,214,693
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC(a)	5.375	07/01/20	1,188,230
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	455,917
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	2,232,634
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	942,582
1,500,000	Wisconsin State Health & Educational Facilities Auth. Rev. Ref. (Prohealth Care Obligated Group) Ser. 15	5.000	08/15/39	1,627,620

				104,309,070

	Highway Tolls Revenue — 9.8%
2,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/54	2,709,250
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	8,319,375
3,000,000	New York State Thruway Auth. Ref. Ser. 14	5.000	01/01/32	3,421,560
525,000	New York Triborough Bridge & Tunnel Rev. Ser. 15A	5.000	11/15/40	598,411
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,726,892
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,459,240
16,000,000	North Texas Tollway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	18,005,600
15,000,000	Pennsylvania State Turnpike Commission Rev. Ser. 14B	5.250	12/01/39	16,769,850
8,000,000	Pennsylvania State Turnpike Commission Rev. Sub.- Ser. 08C AGC	6.250	06/01/38	8,987,360
3,000,000	Pennsylvania State Turnpike Commission Rev. Sub.- Ser. 11A	6.500	12/01/36	3,597,480
8,800,000	Pennsylvania State Turnpike Commission Rev. Sub.- Ser. 12B AGM	5.000	12/01/42	9,540,256
2,500,000	Texas State Transportation Commission Turnpike System Rev. Ref. Ser. 15C	5.000	08/15/42	2,678,225

				83,813,499

	Hotel Occupancy Tax — 0.5%
3,950,000	Harris County Houston Texas Sports Auth. Rev. Ref. (Senior Lien) Ser. 14A	5.000	11/15/53	4,218,324

	Income Tax Revenue — 2.1%
2,000,000	New York City Transitional Finance Auth. Rev. Future Tax Secured Sub.- Ser.14A-1	5.000	08/01/35	2,287,160
4,500,000	New York State Dormitory Auth. Personal Income Tax Rev. Ser. 12B	5.000	03/15/42	4,984,020
1,905,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/44	2,137,486

Schedule of Investments

$7,530,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ref. Ser. 15A	5.000%	03/15/35	$8,654,756

				18,063,422

	Lease Revenue — 3.1%
1,500,000	California State Public Works Board Lease Rev. Ser. 14B	5.000	10/01/39	1,690,110
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	564,960
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	7,907,550
2,250,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/39	2,537,662
1,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/44	1,121,050
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	2,328,730
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	547,255
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,580,800
5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750	11/15/29	5,437,150

				26,715,267

	Local Housing Revenue — 0.2%
1,250,000	New Hope Cultural Education Facilities Finance Corp. Texas Student Housing Rev. (A&M University Project) Ser. 14A AGM	5.000	04/01/46	1,332,113

	Local or GTD Housing — 0.3%
2,440,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (North Shore Long Island Jewish Obligation Group) Ser. 15A	5.000	05/01/36	2,698,567

	Lottery Revenue — 1.0%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	8,432,925

	Miscellaneous Revenue — 5.2%
3,500,000	California State Various Purpose - Green Bonds Ser.14	5.000	10/01/37	3,999,940
5,000,000	California State Various Purpose Ser.14	5.000	10/01/39	5,684,350
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,792,750
2,000,000	Greater Arizona Development Auth. Infrastructure Rev. Ser. 05B NATL RE	5.000	08/01/35	2,006,040
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	2,268,709
535,000	Indianapolis Indiana Local Public Improvement Bond Bank (Pilot Infrastructure Project) Ser. 10F AGM	5.000	01/01/40	598,429
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/33	1,067,100
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/38	5,909,362
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/42	1,593,150
500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	574,120
3,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2015) Ser. 15S-1	5.000	07/15/40	3,386,610
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,184,120
11,535,000	Pittsburg Unified School District Financing Auth. Rev. (District Bond Program) Ser. 11 AGM	5.500	09/01/46	13,563,199

				44,627,879

	Nuclear Revenue — 0.3%
2,000,000	South Carolina State Public Service Auth. Rev. Ref. Obligations Ser. 14C	5.000	12/01/39	2,221,880

	Port, Airport & Marina Revenue — 4.0%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/30	3,402,450
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,720,050
400,000	Chicago Illinois O’Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	406,684
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/31	1,101,810
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,590,465
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	7,824,670
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	661,380
6,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Eighty-Fourth Ref.) Ser. 14	5.000	09/01/39	6,825,060

Schedule of Investments

$3,500,000	Port Auth. of New York & New Jersey Ref. (Consolidated) Ser. 15-189	5.000%	05/01/45	$3,961,230
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,502,025
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Ser. 14B	5.000	05/01/44	2,230,720
2,000,000	San Jose California Airport Rev. Ser. 07B AMBAC	5.000	03/01/37	2,094,800

				34,321,344

	Recreational Revenue — 0.4%
3,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	3,547,950

	Sales Tax Revenue — 5.5%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,750,324
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,616,550
170,000	Dallas Texas Area Rapid Transit Sales Tax Rev. (Senior Lien) Ser. 07 AMBAC	5.000	12/01/32	178,869
230,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ref. (Senior Lien) Ser. 07 AMBAC(a)	5.000	12/01/16	243,963
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL RE	6.500	07/01/30	2,502,613
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	302,973
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000	02/01/31	3,376,740
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Sub.- Ser.) 10A AGM	5.000	08/01/40	2,215,200
26,500,000	Sales Tax Asset Receivables Corp. Ref. (Fiscal 2015) Ser. 14A	4.000	10/15/32	28,794,635
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	1,003,880
1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref- Measure A) Ser. 07A AMBAC(a)	5.000	04/01/17	1,074,860

				47,060,607

	Sewer Revenue — 8.0%
24,375,000	Chicago Illinois Wastewater Transmission Rev. (Second Lien) Ser. 12 AGM	5.000	01/01/37	25,586,925
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,692,475
2,000,000	Detroit Michigan Sewage Disposal Rev. (Second Lien-Remarketed) Ser. 06A BHAC	5.500	07/01/36	2,185,420
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System Rev. Ref. (Senior Lien-Remarketed) Ser. 12A AGM	5.000	07/01/39	5,339,850
11,285,000	District of Columbia Water & Sewer Auth. Public Utility Rev. Ser. 09A	5.500	10/01/39	12,557,948
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	549,405
5,000,000	Jefferson County Alabama Sewer Rev. (Senior Lien) Ser. 13A AGM	5.500	10/01/53	5,545,750
3,000,000	King County Washington Sewer Rev. Ser. 07 AGM(a)	5.000	07/01/17	3,249,660
1,000,000	Los Angeles California Wastewater System Rev. (Green Bonds) Ser. 15A	5.000	06/01/44	1,137,220
1,500,000	Los Angeles California Wastewater System Rev. (Green Bonds) Ser. 15C	5.000	06/01/45	1,708,530
6,500,000	Northeast Ohio Regional Sewer District Ref. Ser. 14	5.000	11/15/49	7,247,435
1,095,000	Sacramento County California Sanitation District Financing Auth. Rev. Ser.06 NATL RE	5.000	12/01/36	1,133,237

				68,933,855

	Special Assessment — 0.5%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,443,000

	Student Loan Revenue — 0.3%
2,345,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	2,565,055

	Tax Increment Revenue — 3.5%
17,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser.14A AGM	5.000	09/01/44	18,559,750
1,000,000	Park Creek Metropolitan District Colorado Rev. (Senior Limited Property Tax) Ser. 11A AGM	6.125	12/01/41	1,179,990
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. (Commercial Redevelopment Project No. 1) Sub.-Ser. 09 AGC	6.250	11/01/39	4,624,942
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. (Commercial Redevelopment Project No. 1) Sub.-Ser. 09 AGC	5.750	11/01/45	5,767,100

				30,131,782

	Transit Revenue — 6.5%
10,000,000	Metropolitan New York Transportation Auth. Rev. Sub.-Ser. 15A-1	5.000	11/15/45	11,084,900
6,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/42	7,174,960
13,190,000	Metropolitan Transportation Auth. New York Rev. Ser.13A-1	5.000	11/15/40	14,548,042

Schedule of Investments

$5,000,000	Metropolitan Transportation Auth. Rev. Ref. Sub.-Ser. 15C-1	5.000%	11/15/35	$5,684,750
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	406,592
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	16,582,350

				55,481,594

	Water Revenue — 13.8%
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	10,690,350
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	1,106,450
2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM	5.000	12/01/41	2,378,592
2,250,000	Chicago Illinois Waterworks Rev. Ref. (Second Lien) Ser. 08 AGM	5.250	11/01/33	2,418,997
200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/41	222,764
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,531,950
3,000,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.000	03/01/34	3,383,220
3,500,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.250	03/01/39	4,031,860
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/41	1,728,495
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	4,200,498
6,535,000	Indianapolis Indiana Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	7,365,076
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/43	9,042,640
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	5.000	10/01/27	1,144,420
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	5.000	10/01/29	22,875,200
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	4.625	10/01/30	1,655,925
600,000	New York City Municipal Water Finance Auth. Rev. Ref. Ser. 14EE	5.000	06/15/36	681,582
9,640,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Fiscal) Ser. 12BB	5.000	06/15/47	10,628,003
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. (Second General Resolution) Ser. 08DD	6.000	06/15/40	1,128,770
11,180,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ser. 14CC-1	5.000	06/15/47	12,444,570
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/34	5,653,000
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/36	2,746,875
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/40	2,254,160
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	967,724
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	3,290,730
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	3,723,084
1,000,000	San Jacinto Texas River Auth. Special Project Rev. (GRP Project) Ser. 11 AGM	5.000	10/01/37	1,091,140

				118,386,075

	Total Investments (Cost $799,996,072)(b)(c)—98.4%			844,365,470
	Other assets less liabilities—1.6%			14,093,928

	Net Assets—100.0%			$858,459,398

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BAM - Build America Mutual

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

NATL RE - National Public Finance Guarantee Corp.

RAC - Revenue Anticipation Certificates

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of July 31, 2015. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Schedule of Investments

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	33.5%
Assured Guaranty Corp.	25.2

(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $44,369,398, which consisted of aggregate gross unrealized appreciation of $49,320,243 and aggregate gross unrealized depreciation of $4,950,845.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)

July 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 96.8%
	Ad Valorem Property Tax — 5.6%
$1,750,000	New York State Ref. (Fiscal 2015) Ser. 14A	5.000%	08/01/32	$2,002,000
790,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	764,451

				2,766,451

	College Revenue — 13.5%
1,500,000	New York State Dormitory Auth. Rev. (New York University) Ser. 01 AMBAC	5.500	07/01/40	1,895,625
2,500,000	New York State Dormitory Auth. Rev. (The New School) Ser. 10 AGM	5.500	07/01/43	2,868,000
1,000,000	New York State Dormitory Auth. Rev. Non State Supported Debt (Trustees of Columbia University) Ser. 15	5.000	10/01/45	1,313,980
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	546,380

				6,623,985

	Electric Power Revenue — 21.4%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/30	1,153,710
6,500,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	7,459,075
185,000	New York State Power Auth. Rev. Ser. 07A NATL RE	4.500	11/15/47	188,924
1,500,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 13TE	5.000	12/15/41	1,713,450

				10,515,159

	Health, Hospital, Nursing Home Revenue — 5.6%
1,500,000	New York State Dormitory Auth. Rev. Non State Supported Debt Ref. (NYU Hospitals Center) Ser. 15	5.000	07/01/34	1,665,555
1,000,000	New York State Dormitory Auth. Rev. State Supported Debt (Mental Health Services Facilities) Ser. 08A AGM	5.000	02/15/38	1,096,060

				2,761,615

	Highway Tolls Revenue — 1.3%
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	647,268

	Income Tax Revenue — 7.2%
1,200,000	New York State Dormitory Auth. Personal Income Tax Rev. Ser. 12B	5.000	03/15/42	1,329,072
1,500,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/44	1,683,060
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	530,225

				3,542,357

	Industrial Revenue — 3.0%
1,275,000	New York State Liberty Development Corp. Liberty Rev. Ref. (7 World Trade Center) Ser.12	5.000	09/15/29	1,489,570

	Miscellaneous Revenue — 11.6%
2,500,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,870,600
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2007) Ser. 06S-1 NATL RE	5.000	07/15/36	1,052,080
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. (Fiscal 2015) Ser. 15S-2	5.000	07/15/35	1,153,790
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	607,902

				5,684,372

	Port, Airport & Marina Revenue — 4.4%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty- Eighth) Ser. 07 AGM	5.000	08/15/33	1,077,240
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty- Eighth) Ser. 07 AGM	5.000	08/15/37	1,072,190

				2,149,430

	Recreational Revenue — 4.8%
2,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	2,365,300

	Sales Tax Revenue — 9.4%
1,000,000	New York State Dormitory Auth. Sales Tax Rev. (Supported Debt) Ser. 14A	5.000	03/15/34	1,156,270

Schedule of Investments

$1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. (First Sub.- Ser.) 10C AGM	5.125%	08/01/42	$1,290,180
2,000,000	Sales Tax Asset Receivables Corp. Ref. (Fiscal 2015) Ser. 14A	4.000	10/15/32	2,173,180

				4,619,630

	Sewer Revenue — 4.3%
2,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07AA NATL RE	4.750	06/15/33	2,122,940

	Transit Revenue — 4.7%
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	633,384
1,500,000	Metropolitan Transportation Auth. Rev. Ser. 11A AGM	5.000	11/15/36	1,685,340

				2,318,724

	Total Investments
	(Cost $45,497,206)(a)(b)—96.8%			47,606,801
	Other assets less liabilities—3.2%			1,590,526

	Net Assets—100.0%			$49,197,327

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - American Municipal Bond Assurance Corp.

Auth. - Authority

BHAC - Berkshire Hathaway Assurance Corp.

NATL RE - National Public Finance Guarantee Corp.

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of July 31, 2015. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	23.1%
Berkshire Hathaway Assurance Corp.	15.7
National Public Finance Guarantee Corp.	12.1
Assured Guaranty Corp.	12.1

(b)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation was $2,109,595, which consisted of aggregate gross unrealized appreciation of $2,566,097 and aggregate gross unrealized depreciation of $456,502.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Preferred Portfolio (PGX)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests - 99.4%
	Banks - 47.0%
598,802	BAC Capital Trust VIII, 6.00%	$15,311,367
430,872	Bank of America Corp., 6.20%, Series D(b)	10,978,619
1,442,454	Bank of America Corp., 6.38%, Series 3(b)	36,955,671
1,438,545	Bank of America Corp., 6.50%, Series Y(b)	37,229,545
682,196	Bank of America Corp., 6.63%, Series I(b)	17,621,123
1,115,213	Bank of America Corp., 6.63%, Series W(b)	29,107,059
30,481	Bank of America Corp., 7.25%, Series L	33,904,016
4,178,427	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)(b)	109,725,493
1,800,565	BB&T Corp., 5.63%, Series E(b)	44,654,012
239,535	BB&T Corp., 5.85%	6,100,956
1,278,115	Citigroup Capital XIII, 7.88%	32,553,589
1,604,337	Citigroup, Inc., 6.88%, Series K(b)	43,990,921
545,286	Citigroup, Inc., 6.88%, Series L	14,493,702
130,730	City National Corp., 5.50%, Series C	3,210,729
82,628	City National Corp., 6.75%, Series D	2,392,081
126,411	Commerce Bancshares, Inc., 6.00%, Series B	3,210,839
1,605,135	Countrywide Capital V, 7.00%	41,027,251
118,560	Cullen/Frost Bankers, Inc., 5.38%(b)	2,934,360
365,794	Fifth Third Bancorp, 6.63%, Series I(b)	10,267,838
70,305	First Horizon National Corp., 6.20%, Series A	1,741,455
291,963	First Niagara Financial Group, Inc., 8.63%, Series B	7,955,992
156,439	First Republic Bank, 5.50%(b)	3,751,407
118,452	First Republic Bank, 5.70%, Series F	2,825,080
146,502	First Republic Bank, 6.20%, Series B(b)	3,833,957
233,128	First Republic Bank, 6.70%, Series A	6,086,972
125,714	First Republic Bank, 7.00%(b)	3,491,078
66,722	FirstMerit Corp., 5.88%, Series A(b)	1,685,398
120,571	Hancock Holding Co., 5.95%	2,973,281
3,089,833	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	80,459,251
2,827,724	HSBC Holdings PLC, 8.13% (United Kingdom)(b)	74,284,309
45,789	ING Groep NV, 6.13% (Netherlands)	1,165,330
14,295	ING Groep NV, 6.20% (Netherlands)	367,524
260,155	ING Groep NV, 6.38% (Netherlands)	6,659,968
902,485	JPMorgan Chase & Co., 5.45%, Series P(b)	21,804,038
624,347	JPMorgan Chase & Co., 5.50%, Series O(b)	15,109,197
998,365	JPMorgan Chase & Co., 6.10%, Series AA(b)	24,789,403
1,522,987	JPMorgan Chase & Co., 6.13%, Series Y(b)	38,044,215
835,600	JPMorgan Chase & Co., 6.15%, Series BB(c)	20,890,000
541,861	JPMorgan Chase & Co., 6.30%, Series W(b)	13,877,060
615,858	JPMorgan Chase & Co., 6.70%, Series T(b)	16,289,444
1,427,943	PNC Financial Services Group, Inc. (The), 6.13%, Series P(b)	39,339,830
545,446	RBS Capital Funding Trust VII, 6.08%, Series G (Netherlands)	13,603,423

413,901	Regions Financial Corp., 6.38%, Series A	$10,620,700
386,149	Regions Financial Corp., 6.38%, Series B(b)	10,190,472
1,210,732	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	29,662,934
1,095,246	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)(b)	27,654,961
686,197	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	17,326,474
1,063,476	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	26,852,769
1,073,376	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	27,124,212
1,023,871	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	26,108,710
94,461	Santander Finance Preferred SAU, 6.50% (Spain)	2,505,106
365,549	SunTrust Banks, Inc., 5.88%, Series E(b)	9,175,280
84,999	TCF Financial Corp., 6.45%, Series B	2,142,825
135,255	TCF Financial Corp., 7.50%(b)	3,637,007
200,545	Texas Capital Bancshares, Inc., 6.50%, Series A(b)	5,031,674
1,554,183	U.S. Bancorp, 6.00%, Series G(b)	41,807,523
508,380	U.S. Bancorp, 6.50%, Series F	14,575,255
100,936	Valley National Bancorp, 6.25%, Series A(c)	2,597,083
89,408	Webster Financial Corp., 6.40%, Series E	2,270,963
413,186	Wells Fargo & Co., 5.13%, Series O(b)	9,999,101
408,939	Wells Fargo & Co., 5.20%(b)	9,994,469
1,133,397	Wells Fargo & Co., 5.85%	29,184,973
578,771	Wells Fargo & Co., 6.00%, Series T(b)	14,804,962
481,802	Wells Fargo & Co., 6.63%	13,394,096
2,740,175	Wells Fargo & Co., 8.00%, Series J	78,094,987
101,196	Wintrust Financial Corp., 6.50%, Series D(c)	2,540,020
256,098	Zions Bancorp, 5.75%, Series H	5,987,571
120,836	Zions Bancorp, 7.90%, Series F(b)	3,351,991

		1,323,332,901

	Capital Markets - 15.7%
266,847	Affiliated Managers Group, Inc., 6.38%(b)	7,042,092
242,511	Apollo Investment Corp., 6.88%	6,242,233
464,940	Bank of New York Mellon Corp. (The), 5.20%(b)	11,484,018
74,384	BGC Partners, Inc., 8.13%	2,005,393
388,087	Charles Schwab Corp. (The), 6.00%, Series B(b)	10,043,692
381,000	Charles Schwab Corp. (The), 6.00%, Series C(c)	9,578,340
663,410	Deutsche Bank Contingent Capital Trust III, 7.60% (Germany)	18,343,287
2,565,565	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)(b)	73,503,437
1,004,933	Goldman Sachs Group, Inc. (The), 5.50%, Series J	24,962,536
694,525	Goldman Sachs Group, Inc. (The), 5.95%(b)	17,390,906
815,935	Goldman Sachs Group, Inc. (The), 6.13%(b)	20,683,952
513,301	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	13,084,042
652,899	Goldman Sachs Group, Inc. (The), 6.38%, Series K	17,354,055
424,942	Goldman Sachs Group, Inc. (The), 6.50%	11,222,718
340,010	KKR Financial Holdings LLC, 7.38%, Series A	8,986,464
268,236	KKR Financial Holdings LLC, 8.38%	7,363,078
1,902,544	Morgan Stanley, 6.38%, Series I	48,914,406
963,375	Morgan Stanley, 6.63%, Series G(b)	25,240,425
792,785	Morgan Stanley, 6.88%, Series F	21,539,968
969,007	Morgan Stanley, 7.13%, Series E(b)	27,112,816
323,024	Northern Trust Corp., 5.85%, Series C	8,285,566
276,561	Raymond James Financial, Inc., 6.90%	7,442,257

Schedule of Investments(a)

80,365	Solar Capital Ltd., 6.75%(b)	$2,009,929
411,200	State Street Corp., 5.25%, Series C(b)	10,234,768
581,461	State Street Corp., 5.90%, Series D	15,100,542
615,116	State Street Corp., 6.00%	15,710,063

		440,880,983

	Chemicals - 0.1%
36,141	E.I. du Pont de Nemours & Co., 4.50%, Series B	3,397,254

	Commercial Services & Supplies - 0.7%
320,758	NuStar Logistics LP, 7.63%	8,593,107
73,045	Pitney Bowes, Inc., 5.25%(b)	1,873,604
346,213	Pitney Bowes, Inc., 6.70%	9,129,637

		19,596,348

	Consumer Finance - 4.3%
537,620	Ally Financial, Inc., 8.50%, Series A	13,994,249
718,080	Capital One Financial Corp., 6.00%, Series B(b)	18,138,701
368,220	Capital One Financial Corp., 6.25%, Series C(b)	9,525,851
378,924	Capital One Financial Corp., 6.70%, Series D(b)	10,227,159
453,369	Discover Financial Services, 6.50%, Series B	11,946,273
1,912,408	GMAC Capital Trust I, 8.13%, Series 2	50,162,462
297,077	Navient Corp., 6.00%	6,134,640

		120,129,335

	Diversified Telecommunication Services - 2.8%
829,528	Qwest Corp., 6.13%(b)	20,862,629
340,668	Qwest Corp., 6.88%(b)	8,894,842
343,468	Qwest Corp., 7.00%(b)	8,964,515
288,179	Qwest Corp., 7.00%(b)	7,599,280
501,275	Qwest Corp., 7.38%	13,053,201
376,707	Qwest Corp., 7.50%(b)	9,967,667
402,205	Verizon Communications, Inc., 5.90%	10,481,462

		79,823,596

	Electric Utilities - 4.4%
110,596	Alabama Power Co., 6.45%	2,931,900
187,774	BGE Capital Trust II, 6.20%	4,887,757
405,693	Duke Energy Corp., 5.13%(b)	10,158,553
38,826	Entergy Arkansas, Inc., 4.90%(b)	950,072
256,560	Entergy Arkansas, Inc., 5.75%	6,426,828
207,260	Entergy Louisiana LLC, 5.25%	5,206,371
195,077	Entergy Mississippi, Inc., 6.00%(b)	4,945,202
373,989	Entergy Texas, Inc., 5.63%	9,581,598
163,041	Interstate Power & Light Co., 5.10%, Series D(b)	4,095,590
628,503	NextEra Energy Capital Holdings, Inc., 5.00%(b)	14,838,956
484,664	NextEra Energy Capital Holdings, Inc., 5.13%, Series I	11,694,942
233,986	NextEra Energy Capital Holdings, Inc., 5.63%, Series H	5,877,728
288,608	NextEra Energy Capital Holdings, Inc., 5.70%, Series G(b)	7,298,896
94,106	Pacific Gas & Electric Co., 6.00%, Series A(b)	2,736,603
356,805	PPL Capital Funding, Inc., 5.90%, Series B	9,166,321
768,211	SCE Trust I, 5.63%(b)	19,166,864
140,646	SCE Trust III, 5.75%(b)	3,922,617

		123,886,798

	Industrial Conglomerates - 1.6%
718,776	General Electric Capital Corp., 4.70%(b)	18,005,339
561,579	General Electric Capital Corp., 4.88%	14,168,638
474,177	General Electric Capital Corp., 4.88%(b)	11,939,777

		44,113,754

	Insurance - 10.8%
1,184,616	Aegon NV, 6.38% (Netherlands)	30,006,323
523,611	Aegon NV, 8.00% (Netherlands)	14,556,386

420,296	Aflac, Inc., 5.50%	$10,507,400
389,450	Allstate Corp. (The), 5.10%	10,125,700
260,163	Allstate Corp. (The), 5.63%(b)	6,600,335
196,912	Allstate Corp. (The), 6.25%, Series F	5,127,588
688,725	Allstate Corp. (The), 6.63%, Series E	18,292,536
298,051	Allstate Corp. (The), 6.75%, Series C	8,023,533
239,563	American Financial Group, Inc., 6.25%(b)	6,161,560
266,805	American Financial Group, Inc., 6.38%(b)	7,032,980
268,063	Arch Capital Group Ltd., 6.75%, Series C	7,109,031
103,226	Argo Group US, Inc., 6.50%	2,634,328
191,510	Aspen Insurance Holdings Ltd., 5.95%(b)	4,902,656
248,674	Aspen Insurance Holdings Ltd., 7.25%	6,490,391
269,386	Assured Guaranty Municipal Holdings, Inc., 6.25%(b)	6,761,589
328,155	Aviva PLC, 8.25% (United Kingdom)(b)	8,938,942
166,725	Axis Capital Holdings Ltd., 5.50%, Series D	4,096,433
355,270	Axis Capital Holdings Ltd., 6.88%, Series C(b)	9,467,945
131,479	Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	3,457,898
203,979	Endurance Specialty Holdings Ltd., 7.75%, Series A (Bermuda)	5,291,215
132,626	Hanover Insurance Group, Inc. (The), 6.35%	3,367,374
497,500	Hartford Financial Services Group, Inc. (The), 7.88%(b)	15,517,025
122,537	Kemper Corp., 7.38%	3,283,992
293,531	Maiden Holdings Ltd., 8.25%, Series A	7,763,895
137,406	Maiden Holdings North America Ltd., 7.75%(b)	3,692,099
339,875	PartnerRe Ltd., 5.88%, Series F	8,829,953
295,161	PartnerRe Ltd., 7.25%, Series E(b)	8,149,395
448,384	Protective Life Corp., 6.25%(b)	11,631,081
584,746	Prudential Financial, Inc., 5.70%	14,893,481
432,907	Prudential Financial, Inc., 5.75%(b)	11,034,799
425,782	Prudential PLC, 6.50% (United Kingdom)	11,078,848
337,312	Reinsurance Group of America, Inc., 6.20%	9,545,930
320,348	RenaissanceRe Holdings Ltd., 5.38%, Series E	7,848,526
151,835	Selective Insurance Group, Inc., 5.88%(b)	3,903,678
80,376	Torchmark Corp., 5.88%(b)	2,051,196
286,686	WR Berkley Corp., 5.63%	7,020,940

		305,196,981

	Machinery - 0.6%
614,905	Stanley Black & Decker, Inc., 5.75%	15,821,506

	Media - 0.2%
226,575	Comcast Corp., 5.00%	5,850,166

	Multi-Utilities - 0.7%
398,585	DTE Energy Co., 6.50%	10,698,021
327,825	Integrys Energy Group, Inc., 6.00%	9,057,805

		19,755,826

	REITs - 9.3%
109,590	Alexandria Real Estate Equities, Inc., 6.45%, Series E	2,847,148
136,542	Boston Properties, Inc., 5.25%(b)	3,402,627
286,881	DDR Corp., 6.50%, Series J	7,413,005
240,672	Digital Realty Trust, Inc., 5.88%, Series G(b)	5,836,296
344,216	Digital Realty Trust, Inc., 6.63%, Series F	8,798,161
287,800	Digital Realty Trust, Inc., 7.38%, Series H	7,808,014
97,767	EPR Properties, 6.63%, Series F(b)	2,532,165
355,631	Equity Commonwealth, 5.75%(b)	8,488,912
228,660	Health Care REIT, Inc., 6.50%, Series J	5,881,135
229,071	Hospitality Properties Trust, 7.13%,
	Series D	6,001,660
73,465	Kilroy Realty Corp., 6.38%, Series H	1,880,704
65,896	Kilroy Realty Corp., 6.88%, Series G	1,702,094
789,100	Kimco Realty Corp., 6.00%, Series I(b)	20,114,159

Schedule of Investments(a)

258,538	National Retail Properties, Inc., 5.70%, Series E	$6,370,376
230,114	National Retail Properties, Inc., 6.63%, Series D	6,022,083
154,960	PS Business Parks, Inc., 5.70%, Series V	3,688,048
328,484	PS Business Parks, Inc., 6.00%, Series T(b)	8,376,342
229,076	PS Business Parks, Inc., 6.45%, Series S	5,997,210
199,360	Public Storage, 5.20%, Series W(b)	4,788,627
252,677	Public Storage, 5.88%, Series A	6,352,300
168,514	Public Storage, 6.00%, Series Z(b)	4,292,052
452,533	Public Storage, 6.35%, Series R	11,648,199
260,130	Public Storage, 6.38%, Series Y(b)	6,862,229
1,883,160	Public Storage, 6.50%, Series Q	48,698,518
324,855	Realty Income Corp., 6.63%, Series F	8,611,906
190,853	Regency Centers Corp., 6.63%, Series 6	4,952,635
294,493	Senior Housing Properties Trust, 5.63%(b)	6,979,484
193,777	SL Green Realty Corp., 6.50%, Series I	5,026,575
212,260	Ventas Realty LP/Ventas Capital Corp., 5.45%	5,372,301
123,977	Vornado Realty Trust, 5.40%, Series L	2,845,272
335,959	Vornado Realty Trust, 5.70%, Series K(b)	8,321,705
433,201	Vornado Realty Trust, 6.63%, Series I(b)	11,024,966
74,573	Vornado Realty Trust, 6.88%, Series J	1,922,492
268,160	Wells Fargo Real Estate Investment Corp., 6.38%, Series A	7,031,155
181,250	WP Glimcher, Inc., 6.88%, Series I	4,667,188

		262,557,743

	Thrifts & Mortgage Finance - 0.1%
109,554	Astoria Financial Corp., 6.50%, Series C(b)	2,816,633

	Wireless Telecommunication Services - 1.1%
238,026	Telephone & Data Systems, Inc., 5.88%(b)	5,722,145
446,339	Telephone & Data Systems, Inc., 6.63%(b)	11,314,694
288,245	United States Cellular Corp., 6.95%(b)	7,286,833
211,059	United States Cellular Corp., 7.25%(b)	5,457,986

		29,781,658

	Total Preferred Stocks and Other Equity Interests
	(Cost $2,747,410,086)	2,796,941,482

	Money Market Fund - 0.8%
23,723,508	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $23,723,508)	23,723,508

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $2,771,133,594)-100.2%	2,820,664,990

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.9%
110,080,125	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(d)(e) (Cost $110,080,125)	110,080,125

	Total Investments
	(Cost $2,881,213,719)(f)-104.1%	2,930,745,115
	Other assets less liabilities-(4.1)%	(114,835,162)

	Net Assets-100.0%	$2,815,909,953

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Citibank	$107,655,843	$(107,655,843)	$—

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,883,993,614. The net unrealized appreciation was $46,751,501, which consisted of aggregate gross unrealized appreciation of $68,543,623 and aggregate gross unrealized depreciation of $21,792,122.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	15.6%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Investment Abbreviations:

REIT - Real Estate Investment Trust

Schedule of Investments

PowerShares Variable Rate Preferred Portfolio (VRP)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests(a)—56.0%
	Banks — 31.1%
57,838	Bank of America Corp., 3.00%, Series H	$1,109,333
40,639	Bank of America Corp., 4.00%, Series 4	871,706
80,365	Bank of America Corp., 4.00%, Series 5	1,690,076
60,536	Bank of America Corp., 4.00%, Series E	1,288,811
413,375	Citigroup Capital XIII, 7.88%	10,528,661
275,110	Citigroup, Inc., 6.88%, Series K	7,543,516
177,349	Citigroup, Inc., 7.13%, Series J	4,956,905
18,744	City National Corp., 6.75%, Series D	542,639
88,367	Fifth Third Bancorp, 6.63%, Series I	2,480,462
68,594	First Niagara Financial Group, Inc., 8.63%, Series B	1,869,186
21,568	FNB Corp., 7.25%	618,786
102,108	HSBC USA, Inc., 3.50%, Series F	2,281,093
73,709	HSBC USA, Inc., 4.00%, Series G	1,763,119
193,653	Merrill Lynch Capital Trust I, 6.45%, Series K	4,957,517
173,884	Merrill Lynch Capital Trust II, 6.45%	4,427,087
139,295	Merrill Lynch Capital Trust III, 7.38%	3,620,277
295,405	PNC Financial Services Group, Inc. (The), 6.13%, Series P	8,138,408
98,487	Regions Financial Corp., 6.38%, Series B	2,599,072
40,758	Santander Finance Preferred SA, 4.00%, Series 6 (Spain)	937,842
33,510	SunTrust Banks, Inc., 4.00%	754,645
25,278	Synovus Financial Corp., 7.88%, Series C	705,003
180,917	U.S. Bancorp, 3.50%, Series B	3,996,456
199,853	U.S. Bancorp, 6.00%, Series G	5,376,046
205,929	U.S. Bancorp, 6.50%, Series F	5,903,984
22,043	Valley National Bancorp, 6.25%, Series A(b)	567,166
315,345	Wells Fargo & Co., 5.85%	8,120,134
154,827	Wells Fargo & Co., 6.63%	4,304,191
23,778	Wintrust Financial Corp., 6.50%, Series D(b)	596,828
33,390	Zions Bancorp, 6.30%, Series G	878,825

		93,427,774

	Capital Markets — 11.6%
142,279	Goldman Sachs Group, Inc. (The), 3.75%, Series A	2,777,286
38,650	Goldman Sachs Group, Inc. (The), 4.00%, Series C	806,626
252,740	Goldman Sachs Group, Inc. (The), 4.00%, Series D	5,067,437
184,702	Goldman Sachs Group, Inc. (The), 5.50%, Series J	4,587,998
133,473	Goldman Sachs Group, Inc. (The), 6.38%, Series K	3,547,712
155,718	Morgan Stanley, 4.00%, Series A	3,203,119
136,536	Morgan Stanley, 6.38%, Series I	3,510,341
116,971	Morgan Stanley, 6.88%, Series F	3,178,102
119,288	Morgan Stanley, 7.13%, Series E	3,337,678
147,622	State Street Corp., 5.90%, Series D	3,833,743
59,377	UBS Preferred Funding Trust IV, 0.89%, Series D (Switzerland)	1,136,476

		34,986,518

	Commercial Services & Supplies — 0.7%
79,440	NuStar Logistics LP, 7.63%	2,128,198

	Consumer Finance — 4.5%
101,469	Ally Financial, Inc., 8.50%, Series A	2,641,238
416,648	GMAC Capital Trust I, 8.13%, Series 2	10,928,677

		13,569,915

	Electric Utilities — 0.5%
54,132	SCE Trust III, 5.75%	1,509,741

	Food Products — 1.6%
97,149	CHS, Inc., 6.75%, Series 3	2,548,218
82,518	CHS, Inc., 7.10%, Series 2	2,246,140

		4,794,358

	Insurance — 4.9%
49,404	Aegon NV, 4.00%, Series 1 (Netherlands)	1,204,470
98,723	Allstate Corp. (The), 5.10%	2,566,798
53,294	Aspen Insurance Holdings Ltd., 5.95%(b)	1,364,326
25,873	Aspen Insurance Holdings Ltd., 7.40%	680,719

Schedule of Investments

118,377	Hartford Financial Services Group, Inc. (The), 7.88%			$3,692,179
118,377	MetLife, Inc., 4.00%, Series A			2,938,117
78,964	Reinsurance Group of America, Inc., 6.20%			2,234,681

				14,681,290

	Multi-Utilities — 0.7%
78,686	Integrys Energy Group, Inc., 6.00%			2,174,094

	Oil, Gas & Consumable Fuels — 0.2%
35,108	Legacy Reserves LP, 8.00%, Series B			635,104

	Real Estate Investment Trusts — 0.2%
23,168	Resource Capital Corp., 8.63%			488,613

	Total Preferred Stocks and Other Equity Interests
	(Cost $168,246,268)			168,395,605

Principal Amount		Interest Rate	Maturity Date
	Corporate Bonds — 43.3%
	Banks — 12.6%
$2,185,000	BAC Capital Trust XIV, Series G	4.000%	09/29/49	1,707,031
8,095,000	Goldman Sachs Capital II	4.000	12/29/49	6,111,725
4,065,000	JPMorgan Chase Capital XXI, Series U(c)	1.250	02/02/37	3,394,275
3,065,000	JPMorgan Chase Capital XXIII(c)	1.274	05/15/47	2,444,337
2,295,000	Mellon Capital IV, Series 1	4.000	06/29/49	1,873,294
3,795,000	State Street Capital Trust IV(c)	1.286	06/15/37	3,301,650
4,840,000	UBS Preferred Funding Trust V, Series 1 (Switzerland)	6.243	05/29/49	4,954,950
3,120,000	USB Capital IX	3.500	10/29/49	2,589,600
11,532,000	Wachovia Capital Trust III	5.570	03/29/49	11,445,510

				37,822,372

	Diversified Financial Services — 6.1%
3,700,000	American Express Co.	6.800	09/01/66	3,820,250
3,895,000	GE Capital Trust I	6.375	11/15/67	4,187,125
8,155,000	General Electric Capital Corp., GMTN	6.375	11/15/67	8,766,625
2,300,000	Goldman Sachs Capital III, Series APEX	4.000	09/29/49	1,748,000

				18,522,000

	Electric — 2.2%
3,315,000	Dominion Resources, Inc.	5.750	10/01/54	3,440,788
1,545,000	NextEra Energy Capital Holdings, Inc.	6.350	10/01/66	1,270,630
2,315,000	WEC Energy Group, Inc.	6.250	05/15/67	2,060,350

				6,771,768

	Hand/Machine Tools — 0.7%
1,910,000	Stanley Black & Decker, Inc.	5.750	12/15/53	2,074,738

	Insurance — 16.8%
3,855,000	Allstate Corp. (The)	5.750	08/15/53	4,057,387
610,000	Assured Guaranty US Holdings, Inc., Series A	6.400	12/15/66	446,825
4,815,000	Chubb Corp. (The)	6.375	03/29/67	5,001,581
1,100,000	Everest Reinsurance Holdings, Inc.	6.600	05/15/37	1,075,250
2,825,000	Genworth Holdings, Inc.	6.150	11/15/66	1,695,000
2,380,000	Hartford Financial Services Group, Inc. (The)	8.125	06/15/38	2,689,400
3,410,000	Lincoln National Corp.	7.000	05/17/66	3,069,000
2,480,000	Lincoln National Corp.	6.050	04/20/67	2,232,000
1,900,000	Principal Financial Group, Inc.	4.700	05/15/55	1,879,047
2,689,000	Prudential Financial, Inc.	8.875	06/15/38	3,152,853
4,605,000	Prudential Financial, Inc.	5.875	09/15/42	4,881,300
6,860,000	Prudential Financial, Inc.	5.625	06/15/43	7,134,400
2,375,000	Prudential Financial, Inc.	5.200	03/15/44	2,327,500
4,675,000	Prudential Financial, Inc.	5.375	05/15/45	4,628,250
1,510,000	Reinsurance Group of America, Inc.	6.750	12/15/65	1,385,425
1,170,000	StanCorp Financial Group, Inc.	6.900	06/01/67	1,085,175
3,585,000	Voya Financial, Inc.	5.650	05/15/53	3,679,106

				50,419,499

	Pipelines — 4.9%
2,730,000	Enterprise Products Operating LLC, Series A	8.375	08/01/66	2,791,425
3,345,000	Enterprise Products Operating LLC, Series B	7.034	01/15/68	3,612,600
4,925,000	TransCanada Pipelines Ltd. (Canada)	6.350	05/15/67	4,599,704

Schedule of Investments

$3,635,000	TransCanada Trust (Canada)	5.625%	05/20/75	$3,658,446

				14,662,175

	Total Corporate Bonds
	(Cost $133,050,639)			130,272,552

Number of Shares
	Money Market Fund — 0.2%
706,160	Invesco Premier Portfolio – Institutional Class, 0.07%(d)
	(Cost $706,160)			706,160

	Total Investments
	(Cost $302,003,067)(e)—99.5%			299,374,317
	Other assets less liabilities—0.5%			1,442,221

	Net Assets—100.0%			$300,816,538

Investment Abbreviations:

GMTN - Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Variable rate coupon. Stated interest rate was in effect at July 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $302,037,846. The net unrealized depreciation was $2,663,529, which consisted of aggregate gross unrealized appreciation of $1,370,860 and aggregate gross unrealized depreciation of $4,034,389.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

July 31, 2015

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds(b) — 97.3%
	College Revenue — 12.6%
$4,000,000	New Hampshire State Health & Education Facilities Auth. Rev. (Dartmouth College Issue) Ser. 02	0.010%	06/01/32	$4,000,000
2,200,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A (LOC - Citizens Bank of Rhode Island)(c)	0.050	04/01/35	2,200,000
4,600,000	WACO Texas Educational Finance Corp. Rev. Ref. (Baylor University) Ser. 08A (LOC - Bank of New York Mellon Trust)(c)	0.020	02/01/32	4,600,000

				10,800,000

	Electric Power Revenue — 8.7%
7,505,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1 (LOC - Bank of America N.A.)(c)	0.020	06/01/26	7,505,000

	Health, Hospital, Nursing Home Revenue — 20.7%
5,000,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A (LOC - Bank of America N.A.)(c)	0.010	08/01/24	5,000,000
2,500,000	Charlotte-Mecklenburg Hospital Auth. North Carolina Health Care System Rev. Ref. (Carolina-Remarketed) Ser. 07-C	0.020	01/15/37	2,500,000
4,800,000	Maryland State Health & Higher Educational Facilities Auth. Rev. (University of Maryland Medical Systems) Ser. 07A (LOC - Wells Fargo Bank N.A.)(c)	0.020	07/01/34	4,800,000
2,500,000	Missouri State Health & Educational Facilities Auth. (BJC health System) Ser. 08C	0.010	05/15/38	2,500,000
3,000,000	North Carolina Medical Care Commission Health Care Facilities (Pennybyrn at Maryfield) Ser. 05A	0.120	11/01/34	3,000,000

				17,800,000

	Highway Tolls Revenue — 11.7%
3,825,000	Bay Area California Auth. Toll Bridge Rev. Ser. 07 (LOC - Sumitomo Mitsui Banking)(c)	0.010	04/01/47	3,825,000
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.300	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.300	01/01/17	1,400,000
3,000,000	Texas Transportation Commission Rev.(First Tier) Ser. 06B	0.250	04/01/26	3,000,000

				10,025,000

	Income Tax Revenue — 4.7%
4,000,000	New York City Transitional Finance Auth. Rev. (Future Tax Secured) Sub.-Ser. 99-B3	0.010	11/01/28	4,000,000

	Industrial Revenue — 1.7%
1,500,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07 (LOC - Regions Bank)(c)	0.350	12/01/37	1,500,000

	Lease Revenue — 5.3%
4,600,000	Orange County Florida School Board COP Ser. 08C (LOC - Bank of America N.A.)(c)	0.020	08/01/25	4,600,000

	Local or GTD Housing — 2.9%
2,500,000	New York State Housing Finance Agency Rev. (Broadway) Ser. 11A (LOC - Wells Fargo Bank N.A.)(c)	0.010	05/01/44	2,500,000

	Miscellaneous Revenue — 5.4%
2,285,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99 (LOC - Bank of America N.A.)(c)	0.060	06/01/29	2,285,000
400,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95 (LOC - Bank of America N.A.)(c)	0.060	03/01/25	400,000
2,000,000	New York State Urban Development Corp. Rev. Ref. (CVS Contract) Ser. 08A-1 (LOC - Wells Fargo Bank N.A.)(c)	0.010	01/01/30	2,000,000

				4,685,000

	Miscellaneous Taxes — 4.7%
4,000,000	Jacksonville Florida Transit Rev. Ser. 08A	0.020	10/01/32	4,000,000

Schedule of Investments

	Multiple Utility Revenue — 4.1%
$3,560,000	Colorado Springs Colorado Utilities Rev. (Sub. Lien Improvement) Ser.
	06B	0.220%	11/01/36	$3,560,000

	Sales Tax Revenue — 9.7%
4,330,000	Florida State Department of Environmental Protection Preservation Rev.
	(Everglades Restoration) Ser. 07A AGC	0.300	07/01/27	4,330,000
4,000,000	New York State Local Government Assistance Corp. Various Sub. Lien
	(Remarketed 08/03/09) Ser. 03-8V	0.010	04/01/19	4,000,000

				8,330,000

	Water Revenue — 5.1%
2,500,000	JEA Florida Water & Sewer System Rev. Ser. 08B	0.020	10/01/41	2,500,000
1,900,000	Metropolitan Water District Southern California Waterworks Rev. Ref.
	Ser. 08A-2	0.020	07/01/37	1,900,000

				4,400,000

	Total Investments
	(Cost $83,705,000)(d)(e)—97.3%			83,705,000
	Other assets less liabilities—2.7%			2,332,907

	Net Assets—100.0%			$86,037,907

Investment Abbreviations:

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

Auth. - Authority

COP - Certificate of Participation

LOC - Letter of Credit

Ref. - Refunding Bonds

Rev. - Revenue

Ser. - Series

Sub. - Subordinated

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at July 31, 2015.
(b)	Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of July 31, 2015. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Corp.	5.2%

(e)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. There was no unrealized appreciation (depreciation) for the nine-month period.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 13.5%
56,776	2U, Inc.(b)	$1,821,942
22,841	Asbury Automotive Group, Inc.(b)	2,016,860
32,315	Cheesecake Factory, Inc. (The)	1,865,868
12,900	Cracker Barrel Old Country Store, Inc.(c)	1,959,381
60,725	Culp, Inc.	1,836,931
149,053	Denny’s Corp.(b)	1,752,863
17,416	DineEquity, Inc.	1,811,438
40,492	Dorman Products, Inc.(b)(c)	2,137,168
71,099	E.W. Scripps Co. (The), Class A	1,562,045
30,340	G-III Apparel Group Ltd.(b)	2,191,458
17,544	Helen of Troy Ltd.(b)	1,540,012
98,365	Isle of Capri Casinos, Inc.(b)	1,794,178
19,553	Jack in the Box, Inc.	1,857,535
52,932	Lithia Motors, Inc., Class A	6,335,431
19,891	Marriott Vacations Worldwide Corp.	1,662,888
28,487	Monro Muffler Brake, Inc.	1,801,803
250,547	Nautilus, Inc.(b)	5,294,058
51,049	Nexstar Broadcasting Group, Inc., Class A	2,928,171
68,895	Nutrisystem, Inc.	2,070,295
31,447	Papa John’s International, Inc.	2,376,135
83,680	Papa Murphy’s Holdings, Inc.(b)(c)	1,615,024
34,975	Popeyes Louisiana Kitchen, Inc.(b)	2,122,283
103,885	Sequential Brands Group, Inc.(b)(c)	1,841,881
24,594	Skechers U.S.A., Inc., Class A(b)	3,700,167
51,479	Sonic Corp.	1,529,956
195,866	Standard Pacific Corp.(b)	1,760,835
46,555	Texas Roadhouse, Inc.	1,833,802
53,372	Unifi, Inc.(b)	1,647,060

		62,667,468

	Consumer Staples - 1.8%
32,117	Cal-Maine Foods, Inc.(c)	1,739,457
28,493	Casey’s General Stores, Inc.	2,912,412
42,781	John B. Sanfilippo & Son, Inc.	2,224,184
12,890	USANA Health Sciences, Inc.(b)	1,606,738

		8,482,791

	Energy - 2.2%
22,387	Diamondback Energy, Inc.(b)	1,506,645
51,836	Exterran Holdings, Inc.	1,285,014
84,945	Green Plains, Inc.	1,907,015
317,008	McDermott International, Inc.(b)	1,394,835
329,391	Nuverra Environmental Solutions, Inc.(b)(c)	928,883
21,341	SemGroup Corp., Class A	1,517,132
226,129	Teekay Tankers Ltd., Class A	1,621,345

		10,160,869

	Financials - 19.6%
54,344	Altisource Portfolio Solutions SA(b)(c)	1,774,875
63,278	American Equity Investment Life Holding Co.	1,869,232
74,711	Bank of the Ozarks, Inc.	3,296,249
60,482	BofI Holding, Inc.(b)	7,430,214
103,229	CNO Financial Group, Inc.	1,841,605
21,590	Credit Acceptance Corp.(b)	5,186,134
92,797	CubeSmart REIT	2,427,570

39,931	Eagle Bancorp, Inc.(b)	$1,772,936
75,372	FBL Financial Group, Inc., Class A	4,296,958
168,596	FelCor Lodging Trust, Inc. REIT	1,578,059
56,103	First Financial Bankshares, Inc.(c)	1,906,380
70,587	First Merchants Corp.	1,837,380
41,907	Great Southern Bancorp, Inc.	1,739,140
153,921	HFF, Inc., Class A	7,055,739
47,772	Horace Mann Educators Corp.	1,683,485
78,644	LendingTree, Inc.(b)	6,521,160
56,476	MarketAxess Holdings, Inc.	5,523,353
425,978	MGIC Investment Corp.(b)	4,715,576
102,483	Pacific Premier Bancorp, Inc.(b)	1,948,202
32,601	Pinnacle Financial Partners, Inc.	1,730,787
42,868	PrivateBancorp, Inc.	1,772,163
143,081	Radian Group, Inc.	2,641,275
48,892	ServisFirst Bancshares, Inc.	1,898,965
36,159	Springleaf Holdings, Inc.(b)	1,826,391
44,371	Stewart Information Services Corp.	1,824,536
206,375	Strategic Hotels & Resorts, Inc. REIT(b)	2,821,146
27,181	Sun Communities, Inc. REIT	1,889,351
93,121	Universal Insurance Holdings, Inc.	2,553,378
159,391	Waterstone Financial, Inc.	2,057,738
48,907	Webster Financial Corp.	1,890,745
54,166	Western Alliance Bancorp(b)	1,832,436
83,202	Yadkin Financial Corp.(b)	1,785,515

		90,928,673

	Health Care - 27.6%
36,612	Acadia Healthcare Co., Inc.(b)	2,920,905
146,095	Affymetrix, Inc.(b)	1,601,201
44,188	Alder Biopharmaceuticals, Inc.(b)	2,051,207
25,861	AMAG Pharmaceuticals, Inc.(b)	1,652,518
41,603	Amedisys, Inc.(b)	1,815,139
56,624	AMN Healthcare Services, Inc.(b)	1,666,444
24,125	Amsurg Corp.(b)	1,730,727
30,126	Anacor Pharmaceuticals, Inc.(b)	4,494,498
202,403	ARIAD Pharmaceuticals, Inc.(b)(c)	1,651,608
72,315	AtriCure, Inc.(b)	2,009,634
31,532	BioSpecifics Technologies Corp.(b)	2,166,879
26,467	Bluebird Bio, Inc.(b)	4,389,023
80,124	Cambrex Corp.(b)	3,946,107
72,914	Cantel Medical Corp.	4,001,520
38,646	Chimerix, Inc.(b)	2,076,836
251,188	Corcept Therapeutics, Inc.(b)(c)	1,265,988
40,910	DexCom, Inc.(b)	3,463,031
68,142	Dyax Corp.(b)	1,676,975
244,997	Exact Sciences Corp.(b)	5,897,078
43,043	ExamWorks Group, Inc.(b)	1,509,948
416,189	Geron Corp.(b)(c)	1,685,565
79,687	Halozyme Therapeutics, Inc.(b)	1,859,895
57,041	Heron Therapeutics, Inc.(b)	1,844,706
54,047	Horizon Pharma PLC(b)	1,991,632
316,031	IGI Laboratories, Inc.(b)(c)	2,781,073
36,153	Impax Laboratories, Inc.(b)	1,751,974
38,251	Inogen, Inc.(b)	1,700,639
42,731	Insys Therapeutics, Inc.(b)(c)	1,919,477
34,370	Intrexon Corp.(b)(c)	2,242,642
35,975	Medidata Solutions, Inc.(b)	1,935,455
150,310	Mimedx Group, Inc.(b)(c)	1,612,826
24,937	Molina Healthcare, Inc.(b)	1,880,998
40,913	Natus Medical, Inc.(b)	1,847,631
62,890	Neogen Corp.(b)	3,659,569
48,568	Neurocrine Biosciences, Inc.(b)	2,434,228
196,001	Novavax, Inc.(b)	2,363,772
34,889	NuVasive, Inc.(b)	1,919,244
62,579	OvaScience, Inc.(b)(c)	1,783,502
25,331	PAREXEL International Corp.(b)	1,746,826

Schedule of Investments(a)

52,115	PharMerica Corp.(b)	$1,780,770
38,235	Prestige Brands Holdings, Inc.(b)	1,820,751
31,689	Prothena Corp. PLC (Ireland)(b)	2,090,523
37,276	Providence Service Corp. (The)(b)	1,754,209
36,499	Receptos, Inc.(b)	8,316,662
100,060	Repligen Corp.(b)	3,503,101
53,730	Retrophin, Inc.(b)	1,705,390
56,449	Sarepta Therapeutics, Inc.(b)(c)	1,801,852
103,848	Supernus Pharmaceuticals, Inc.(b)	2,202,616
213,546	Synergy Pharmaceuticals, Inc.(b)(c)	1,947,540
29,094	TESARO, Inc.(b)	1,687,452
47,056	Tetraphase Pharmaceuticals, Inc.(b)	2,237,513
50,955	Vascular Solutions, Inc.(b)	1,897,055
40,615	West Pharmaceutical Services, Inc.	2,431,620
78,981	Xencor, Inc.(b)	1,768,385

		127,894,359

	Industrials - 10.7%
29,778	Alamo Group, Inc.	1,564,536
30,965	American Woodmark Corp.(b)	2,036,258
31,017	Apogee Enterprises, Inc.	1,711,518
44,465	Argan, Inc.	1,728,799
47,884	Astronics Corp.(b)	2,968,808
127,824	Builders FirstSource, Inc.(b)	1,922,473
19,618	CEB, Inc.	1,501,169
27,156	Deluxe Corp.	1,749,661
28,835	Dycom Industries, Inc.(b)	1,904,840
55,284	GP Strategies Corp.(b)	1,586,098
71,694	Hawaiian Holdings, Inc.(b)	1,557,194
67,248	Healthcare Services Group, Inc.	2,347,628
50,339	HEICO Corp.	2,760,087
83,127	JetBlue Airways Corp.(b)	1,910,259
185,130	Mueller Water Products, Inc., Class A	1,653,211
28,864	Multi-Color Corp.	1,843,255
67,431	NN, Inc.	1,539,450
20,857	Nortek, Inc.(b)	1,701,723
105,431	On Assignment, Inc.(b)	4,040,116
34,542	P.A.M. Transportation Services, Inc.(b)	1,816,909
68,578	Patrick Industries, Inc.(b)	2,471,551
87,548	TASER International, Inc.(b)(c)	2,383,057
16,299	Teledyne Technologies, Inc.(b)	1,689,717
34,890	Trex Co., Inc.(b)	1,582,959
36,699	XPO Logistics, Inc.(b)(c)	1,590,902

		49,562,178

	Information Technology - 18.8%
69,447	ACI Worldwide, Inc.(b)	1,643,810
76,620	Ambarella, Inc.(b)(c)	8,877,959
37,894	Aspen Technology, Inc.(b)	1,681,736
20,251	Belden, Inc.	1,199,467
107,718	Callidus Software, Inc.(b)	1,788,119
37,615	Cognex Corp.	1,702,831
31,349	comScore, Inc.(b)	1,833,917
50,823	Ebix, Inc.	1,575,005
24,900	Ellie Mae, Inc.(b)	1,953,405
24,648	EPAM Systems, Inc.(b)	1,826,663
48,058	ePlus, Inc.(b)	3,696,141
28,523	Euronet Worldwide, Inc.(b)	1,953,826
18,830	Fair Isaac Corp.	1,707,693
51,043	Gigamon, Inc.(b)	1,372,036
72,392	GTT Communications, Inc.(b)	1,681,666
143,210	Hackett Group, Inc. (The)	1,833,088
26,225	Imperva, Inc.(b)	1,722,983
78,279	Infinera Corp.(b)	1,873,999
66,517	Inphi Corp.(b)	1,511,931
74,674	Integrated Device Technology, Inc.(b)	1,427,020
18,125	Littelfuse, Inc.	1,667,500
26,018	LogMeIn, Inc.(b)	1,914,404

41,430	M/A-COM Technology Solutions Holdings, Inc.(b)	$1,396,605
65,861	Manhattan Associates, Inc.(b)	4,269,110
50,927	MAXIMUS, Inc.	3,473,731
43,308	Methode Electronics, Inc.	1,161,954
31,809	Monolithic Power Systems, Inc.	1,644,843
45,405	Paycom Software, Inc.(b)	1,452,960
68,013	PC Connection, Inc.	1,509,208
145,874	PDF Solutions, Inc.(b)	2,043,695
30,018	Plantronics, Inc.	1,743,445
29,475	Proofpoint, Inc.(b)	1,907,033
65,244	Q2 Holdings, Inc.(b)	1,773,984
115,623	Rambus, Inc.(b)	1,513,505
27,003	SPS Commerce, Inc.(b)	1,948,266
27,097	SS&C Technologies Holdings, Inc.	1,843,409
23,748	Stamps.com, Inc.(b)	1,629,113
18,662	Synaptics, Inc.(b)	1,481,390
15,650	Tyler Technologies, Inc.(b)	2,183,801
14,816	Ultimate Software Group, Inc. (The)(b)	2,729,255
56,164	Verint Systems, Inc.(b)	3,269,868
35,255	Virtusa Corp.(b)	1,690,125

		87,110,499

	Materials - 5.0%
117,517	Ferro Corp.(b)	1,632,311
323,554	Graphic Packaging Holding Co.	4,885,665
262,394	Headwaters, Inc.(b)	4,988,110
53,855	Neenah Paper, Inc.	3,262,536
19,526	Quaker Chemical Corp.	1,810,060
160,071	US Concrete, Inc.(b)	6,775,806

		23,354,488

	Telecommunication Services - 0.8%
90,746	FairPoint Communications, Inc.(b)	1,508,198
131,818	Inteliquent, Inc.	2,399,088

		3,907,286

	Total Common Stocks and Other Equity Interests (Cost $401,707,109)	464,068,611

	Money Market Fund - 0.0%
17,054	Invesco Premier Portfolio - Institutional Class, 0.07%(d) (Cost $17,054)	17,054

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $401,724,163)-100.0%	464,085,665

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund - 6.4%
29,782,178	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(d)(e) (Cost $29,782,178)	29,782,178

	Total Investments (Cost $431,506,341)(f)-106.4%	493,867,843
	Other assets less liabilities-(6.4)%	(29,864,276)

	Net Assets-100.0%	$464,003,567

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

Schedule of Investments(a)

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2015.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$29,291,809	$(29,291,809)	$—

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $431,702,095. The net unrealized appreciation was $62,165,748, which consisted of aggregate gross unrealized appreciation of $74,767,869 and aggregate gross unrealized depreciation of $12,602,121.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Auto Components - 6.0%
38,642	Dorman Products, Inc.(b)(c)	$2,039,525
30,362	Drew Industries, Inc.	1,781,035
45,176	Gentherm, Inc.(c)	2,273,708
26,320	Standard Motor Products, Inc.	962,523
29,171	Superior Industries International, Inc.	493,573

		7,550,364

	Automobiles - 0.6%
33,885	Winnebago Industries, Inc.	756,652

	Distributors - 3.3%
54,887	Pool Corp.	3,865,143
24,935	VOXX International Corp., Class A(c)	199,480

		4,064,623

	Diversified Consumer Services - 2.6%
21,573	American Public Education, Inc.(c)	558,094
13,679	Capella Education Co.	704,605
76,017	Career Education Corp.(c)	241,734
55,626	Regis Corp.(c)	813,808
13,808	Strayer Education, Inc.(c)	767,863
26,422	Universal Technical Institute, Inc.	168,308

		3,254,412

	Hotels, Restaurants & Leisure - 22.7%
1,326	Biglari Holdings, Inc.(c)	576,558
27,389	BJ’s Restaurants, Inc.(c)	1,412,177
28,084	Bob Evans Farms, Inc.	1,401,953
99,982	Boyd Gaming Corp.(c)	1,708,692
20,853	DineEquity, Inc.	2,168,921
49,867	Interval Leisure Group, Inc.	1,063,164
23,108	Marcus Corp. (The)	484,344
34,741	Marriott Vacations Worldwide Corp.	2,904,348
12,717	Monarch Casino & Resort, Inc.(c)	236,663
37,041	Papa John’s International, Inc.	2,798,818
76,149	Pinnacle Entertainment, Inc.(c)	2,931,737
29,129	Popeyes Louisiana Kitchen, Inc.(c)	1,767,548
17,771	Red Robin Gourmet Burgers, Inc.(c)	1,628,712
78,104	Ruby Tuesday, Inc.(c)	573,283
43,924	Ruth’s Hospitality Group, Inc.	769,988
62,630	Scientific Games Corp., Class A(b)(c)	945,713
62,156	Sonic Corp.	1,847,276
79,266	Texas Roadhouse, Inc.	3,122,288

		28,342,183

	Household Durables - 13.2%
32,781	Ethan Allen Interiors, Inc.	989,658
33,703	Helen of Troy Ltd.(c)	2,958,449
37,399	iRobot Corp.(c)	1,151,515
64,406	La-Z-Boy, Inc.	1,635,913
30,855	M/I Homes, Inc.(c)	773,843
47,355	Meritage Homes Corp.(c)	2,135,711
58,872	Ryland Group, Inc. (The)	2,676,910
187,098	Standard Pacific Corp.(c)	1,682,011
48,595	TopBuild Corp.(c)	1,397,592

19,962	Universal Electronics, Inc.(c)	$1,034,830

		16,436,432

	Internet & Catalog Retail - 2.1%
14,932	Blue Nile, Inc.(c)	473,643
23,046	FTD Cos., Inc.(c)	671,330
36,862	Nutrisystem, Inc.	1,107,703
25,731	PetMed Express, Inc.(b)	433,567

		2,686,243

	Leisure Products - 2.2%
16,298	Arctic Cat, Inc.	466,286
98,217	Callaway Golf Co.	899,668
23,780	Sturm Ruger & Co., Inc.	1,427,275

		2,793,229

	Media - 4.2%
66,732	E.W. Scripps Co. (The), Class A	1,466,102
142,717	Gannett Co., Inc.(c)	1,805,370
53,828	Harte-Hanks, Inc.	252,453
33,814	Scholastic Corp.	1,457,045
27,140	Sizmek, Inc.(c)	210,607

		5,191,577

	Multi-line Retail - 1.1%
43,946	Fred’s, Inc., Class A	792,786
55,713	Tuesday Morning Corp.(c)	522,588

		1,315,374

	Specialty Retail - 29.1%
57,200	Barnes & Noble, Inc.(c)	1,503,788
22,987	Big 5 Sporting Goods Corp.	253,087
35,666	Buckle, Inc. (The)(b)	1,577,507
55,110	Caleres, Inc.	1,820,834
32,485	Cato Corp. (The), Class A	1,247,749
25,941	Children’s Place, Inc. (The)	1,501,984
46,812	Christopher & Banks Corp.(c)	151,203
57,939	Finish Line, Inc. (The), Class A	1,592,743
53,245	Francesca’s Holdings Corp.(c)	647,459
30,240	Genesco, Inc.(c)	1,956,226
26,879	Group 1 Automotive, Inc.	2,606,457
25,942	Haverty Furniture Cos., Inc.	575,394
30,973	Hibbett Sports, Inc.(c)	1,410,820
18,735	Kirkland’s, Inc.	511,091
28,833	Lithia Motors, Inc., Class A	3,451,022
34,074	Lumber Liquidators Holdings, Inc.(b)(c)	657,628
32,077	MarineMax, Inc.(c)	579,311
57,758	Men’s Wearhouse, Inc. (The)	3,437,756
40,047	Monro Muffler Brake, Inc.	2,532,973
23,215	Outerwall, Inc.(b)	1,644,086
67,668	Pep Boys-Manny, Moe & Jack (The)(c)	801,866
65,803	Select Comfort Corp.(c)	1,713,510
41,605	Sonic Automotive, Inc., Class A	968,980
40,165	Stage Stores, Inc.	706,904
35,984	Stein Mart, Inc.	366,677
37,423	Vitamin Shoppe, Inc.(c)	1,375,669
27,193	Zumiez, Inc.(c)	709,737

		36,302,461

	Textiles, Apparel & Luxury Goods - 12.9%
96,861	Crocs, Inc.(c)	1,523,623
48,105	G-III Apparel Group Ltd.(c)	3,474,624
60,061	Iconix Brand Group, Inc.(c)	1,305,126
21,523	Movado Group, Inc.	545,178
18,352	Oxford Industries, Inc.	1,540,283
15,126	Perry Ellis International, Inc.(c)	364,385
70,272	Steven Madden Ltd.(c)	2,928,937
18,092	Unifi, Inc.(c)	558,319
129,871	Wolverine World Wide, Inc.	3,807,818

		16,048,293

Schedule of Investments(a)

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $110,069,951)-100.0%	124,741,843

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.7%
4,572,331	Invesco Liquid Assets Portfolio – Institutional Class, 0.11%(d)(e) (Cost $4,572,331)	4,572,331

	Total Investments (Cost $114,642,282)(f)-103.7%	129,314,174
	Other assets less liabilities-(3.7)%	(4,554,647)

	Net Assets-100.0%	$124,759,527

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2015.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$4,352,388	$(4,352,388)	$—

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $116,414,288. The net unrealized appreciation was $12,899,886, which consisted of aggregate gross unrealized appreciation of $20,505,838 and aggregate gross unrealized depreciation of $7,605,952.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 93.6%
	Food & Staples Retailing - 9.7%
39,454	Andersons, Inc. (The)	$1,471,634
46,016	SpartanNash Co.	1,482,176

		2,953,810

	Food Products - 60.1%
97,817	B&G Foods, Inc.	2,888,536
26,840	Calavo Growers, Inc.	1,463,048
50,719	Cal-Maine Foods, Inc.	2,746,941
278,839	Darling Ingredients, Inc.(b)	3,583,081
45,241	Diamond Foods, Inc.(b)	1,461,737
15,541	J & J Snack Foods Corp.	1,839,433
20,510	Sanderson Farms, Inc.	1,476,925
40,021	Seneca Foods Corp., Class A(b)	1,168,213
54,901	Snyders-Lance, Inc.	1,785,381

		18,413,295

	Household Products - 9.5%
144,859	Central Garden & Pet Co., Class A(b)	1,460,179
16,283	WD-40 Co.	1,459,445

		2,919,624

	Personal Products - 9.5%
47,926	Inter Parfums, Inc.	1,456,471
47,449	Medifast, Inc.(b)	1,464,751

		2,921,222

	Tobacco - 4.8%
25,890	Universal Corp.	1,477,024

	Total Investments (Cost $28,571,037)(c)-93.6%	28,684,975
	Other assets less liabilities-6.4%	1,946,544

	Net Assets-100.0%	$30,631,519

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $28,920,892. The net unrealized depreciation was $235,917, which consisted of aggregate gross unrealized appreciation of $2,562,055 and aggregate gross unrealized depreciation of $2,797,972.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Energy Portfolio (PSCE)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.6%
	Energy Equipment & Services - 60.9%
66,936	Basic Energy Services, Inc.(b)	$404,293
66,665	Bristow Group, Inc.	3,003,258
38,340	CARBO Ceramics, Inc.	1,259,469
37,899	Era Group, Inc.(b)	641,630
132,819	Exterran Holdings, Inc.	3,292,583
25,484	Geospace Technologies Corp.(b)	444,441
25,928	Gulf Island Fabrication, Inc.	295,839
49,688	Gulfmark Offshore, Inc., Class A	468,061
61,591	Hornbeck Offshore Services, Inc.(b)	1,120,956
235,517	ION Geophysical Corp.(b)	186,035
51,788	Matrix Service Co.(b)	1,003,651
163,019	Newpark Resources, Inc.(b)	1,178,627
124,617	Pioneer Energy Services Corp.(b)	456,098
27,927	SEACOR Holdings, Inc.(b)	1,764,149
68,723	Tesco Corp.	659,741
154,356	TETRA Technologies, Inc.(b)	734,735
91,153	Tidewater, Inc.	1,780,218
89,082	Unit Corp.(b)	1,757,588
102,319	US Silica Holdings, Inc.	2,304,224

		22,755,596

	Oil, Gas & Consumable Fuels - 38.7%
72,325	Approach Resources, Inc.(b)	281,344
96,986	Bill Barrett Corp.(b)	550,880
75,076	Bonanza Creek Energy, Inc.(b)	586,344
90,576	Carrizo Oil & Gas, Inc.(b)	3,453,663
119,733	Cloud Peak Energy, Inc.(b)	380,751
86,031	Comstock Resources, Inc.	108,399
30,825	Contango Oil & Gas Co.(b)	282,974
66,933	Green Plains, Inc.	1,502,646
112,256	Northern Oil and Gas, Inc.(b)	534,339
76,636	PDC Energy, Inc.(b)	3,598,060
138,742	Penn Virginia Corp.(b)	185,914
9,459	REX American Resources Corp.(b)	488,463
96,421	Rex Energy Corp.(b)	215,983
110,847	Stone Energy Corp.(b)	641,804
172,340	Synergy Resources Corp.(b)	1,676,868

		14,488,432

	Total Investments (Cost $55,437,333)(c)-99.6%	37,244,028
	Other assets less liabilities-0.4%	145,723

	Net Assets-100.0%	$37,389,751

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $56,472,178. The net unrealized depreciation was $19,228,150, which consisted of aggregate gross unrealized appreciation of $31,106 and aggregate gross unrealized depreciation of $19,259,256.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Financials Portfolio (PSCF)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Banks - 34.4%
14,010	Banner Corp.	$667,717
57,752	BBCN Bancorp, Inc.	886,493
60,293	Boston Private Financial Holdings, Inc.	758,486
23,348	Cardinal Financial Corp.	545,409
19,233	Central Pacific Financial Corp.	447,937
11,045	City Holding Co.	532,590
38,951	Columbia Banking System, Inc.	1,277,203
29,598	Community Bank System, Inc.	1,131,532
70,198	CVB Financial Corp.	1,243,207
126,484	F.N.B. Corp.	1,744,214
76,059	First BanCorp(b)	327,814
64,583	First Commonwealth Financial Corp.	594,164
44,783	First Financial Bancorp	851,325
46,566	First Financial Bankshares, Inc.	1,582,313
56,602	First Midwest Bancorp, Inc.	1,062,420
11,511	First NBC Bank Holding Co.(b)	439,720
54,834	Glacier Bancorp, Inc.	1,540,835
23,293	Hanmi Financial Corp.	589,546
42,682	Home BancShares, Inc.	1,699,597
19,154	Independent Bank Corp.	926,287
26,291	LegacyTexas Financial Group, Inc.	798,983
46,826	MB Financial, Inc.	1,596,767
101,710	National Penn Bancshares, Inc.	1,090,331
31,980	NBT Bancorp, Inc.	864,419
32,358	OFG Bancorp	260,805
77,284	Old National Bancorp	1,112,117
24,222	Pinnacle Financial Partners, Inc.	1,285,946
51,364	PrivateBancorp, Inc.	2,123,388
20,714	S&T Bancorp, Inc.	640,477
11,269	Simmons First National Corp., Class A	512,176
16,919	Southside Bancshares, Inc.	462,227
86,609	Sterling Bancorp	1,289,608
42,233	Talmer Bancorp, Inc., Class A	688,398
33,232	Texas Capital Bancshares, Inc.(b)	1,958,694
8,696	Tompkins Financial Corp.	470,019
29,629	UMB Financial Corp.	1,624,262
46,384	United Bankshares, Inc.	1,879,943
32,847	United Community Banks, Inc.	685,517
18,549	Westamerica Bancorp.	908,530
51,258	Wilshire Bancorp, Inc.	595,618
34,426	Wintrust Financial Corp.	1,856,250

		41,553,284

	Capital Markets - 7.2%
12,371	Calamos Asset Management, Inc., Class A	148,576
26,445	Evercore Partners, Inc., Class A	1,554,966
37,770	Financial Engines, Inc.	1,732,132
19,985	Greenhill & Co., Inc.	786,010
23,895	HFF, Inc., Class A	1,095,347
42,454	Interactive Brokers Group, Inc., Class A	1,704,528
24,849	Investment Technology Group, Inc.	505,677
11,598	Piper Jaffray Cos.(b)	520,170
5,047	Virtus Investment Partners, Inc.	609,981

		8,657,387

	Consumer Finance - 4.9%
19,948	Cash America International, Inc.	$553,158
17,572	Encore Capital Group, Inc.(b)	755,772
19,166	Enova International, Inc.(b)	346,521
35,443	EZCORP, Inc., Class A(b)	251,291
20,469	First Cash Financial Services, Inc.(b)	832,474
29,308	Green Dot Corp., Class A(b)	607,262
35,080	PRA Group, Inc.(b)	2,229,334
6,202	World Acceptance Corp.(b)	337,513

		5,913,325

	Diversified Financial Services - 2.2%
27,095	MarketAxess Holdings, Inc.	2,649,891

	Insurance - 10.7%
55,942	American Equity Investment Life Holding Co.	1,652,527
13,782	AMERISAFE, Inc.	689,789
13,002	eHealth, Inc.(b)	211,542
23,153	Employers Holdings, Inc.	555,672
6,482	HCI Group, Inc.	290,912
29,867	Horace Mann Educators Corp.	1,052,513
8,324	Infinity Property & Casualty Corp.	645,193
7,942	Navigators Group, Inc. (The)(b)	620,906
39,939	ProAssurance Corp.	1,928,654
26,965	RLI Corp.	1,489,277
9,203	Safety Insurance Group, Inc.	533,682
41,343	Selective Insurance Group, Inc.	1,273,778
16,018	Stewart Information Services Corp.	658,660
15,257	United Fire Group, Inc.	527,282
12,152	United Insurance Holdings Corp.	195,161
22,121	Universal Insurance Holdings, Inc.	606,558

		12,932,106

	Real Estate Investment Trusts - 34.4%
49,936	Acadia Realty Trust REIT	1,596,953
12,779	Agree Realty Corp. REIT	396,021
27,041	American Assets Trust, Inc. REIT	1,125,447
42,026	Associated Estates Realty Corp. REIT	1,208,248
69,557	Capstead Mortgage Corp. REIT	769,996
20,395	CareTrust REIT, Inc. REIT	264,727
53,701	Cedar Realty Trust, Inc. REIT	359,797
43,305	Chesapeake Lodging Trust REIT	1,388,791
19,253	CoreSite Realty Corp. REIT	966,501
149,386	Cousins Properties, Inc. REIT	1,550,627
145,712	DiamondRock Hospitality Co. REIT	1,837,428
23,452	EastGroup Properties, Inc. REIT	1,411,810
35,103	Education Realty Trust, Inc. REIT	1,110,659
41,516	EPR Properties REIT	2,371,394
64,733	Franklin Street Properties Corp. REIT	761,908
54,169	Geo Group, Inc. (The) REIT	2,044,880
18,925	Getty Realty Corp. REIT	314,534
51,083	Government Properties Income Trust REIT	882,203
72,882	Healthcare Realty Trust, Inc. REIT	1,752,083
64,165	Inland Real Estate Corp. REIT	630,100
60,677	Kite Realty Group Trust REIT	1,601,873
154,159	Lexington Realty Trust REIT	1,325,767
25,802	LTC Properties, Inc. REIT	1,131,934
151,669	Medical Properties Trust, Inc. REIT	2,073,315
61,344	Parkway Properties, Inc. REIT	1,100,511
50,177	Pennsylvania Real Estate Investment Trust REIT	1,099,880
39,634	Post Properties, Inc. REIT	2,256,760
14,086	PS Business Parks, Inc. REIT	1,084,481
68,218	Retail Opportunity Investments Corp. REIT	1,169,939
47,286	Sabra Health Care REIT, Inc. REIT	1,293,272
8,272	Saul Centers, Inc. REIT	429,151
26,043	Sovran Self Storage, Inc. REIT	2,479,554

Schedule of Investments(a)

62,801	Summit Hotel Properties, Inc. REIT	$855,978
9,657	Universal Health Realty Income Trust REIT	472,903
20,332	Urstadt Biddle Properties, Inc., Class A REIT	388,341

		41,507,766

	Real Estate Management & Development - 0.2%
24,407	Forestar Group, Inc.(b)	312,409

	Thrifts & Mortgage Finance - 6.0%
64,609	Astoria Financial Corp.	976,888
31,483	Bank Mutual Corp.	228,881
9,807	BofI Holding, Inc.(b)	1,204,790
51,158	Brookline Bancorp, Inc.	576,551
22,003	Dime Community Bancshares, Inc.	374,051
4,656	LendingTree, Inc.(b)	386,075
34,051	Northfield Bancorp, Inc.	512,808
68,577	Northwest Bancshares, Inc.	870,242
27,153	Oritani Financial Corp.	426,574
39,298	Provident Financial Services, Inc.	771,027
69,009	TrustCo Bank Corp. NY	429,926
19,342	Walker & Dunlop, Inc.(b)	463,241

		7,221,054

	Total Investments
	(Cost $89,320,794)(c)-100.0%	120,747,222
	Other assets less liabilities-0.0%	4,588

	Net Assets-100.0%	$120,751,810

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $90,920,421. The net unrealized appreciation was $29,826,801, which consisted of aggregate gross unrealized appreciation of $33,088,159 and aggregate gross unrealized depreciation of $3,261,358.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 9.6%
124,992	Acorda Therapeutics, Inc.(b)	$4,294,725
87,392	Emergent Biosolutions, Inc.(b)	2,869,079
33,852	Enanta Pharmaceuticals, Inc.(b)	1,714,604
52,277	Ligand Pharmaceuticals, Inc.(b)	5,659,508
279,231	Mimedx Group, Inc.(b)	2,996,149
173,690	Momenta Pharmaceuticals, Inc.(b)	3,776,021
90,203	Repligen Corp.(b)	3,158,007
172,209	Spectrum Pharmaceuticals, Inc.(b)	1,190,825

		25,658,918

	Health Care Equipment & Supplies - 33.0%
62,251	Abaxis, Inc.	3,116,285
109,722	Abiomed, Inc.(b)	8,499,066
36,340	Analogic Corp.	2,927,187
75,540	AngioDynamics, Inc.(b)	1,170,870
42,725	Anika Therapeutics, Inc.(b)	1,619,278
103,155	Cantel Medical Corp.	5,661,146
80,614	CONMED Corp.	4,572,426
74,485	CryoLife, Inc.	815,611
75,923	Cyberonics, Inc.(b)	4,661,672
64,732	Cynosure, Inc., Class A(b)	2,511,602
74,535	Greatbatch, Inc.(b)	4,064,394
150,966	Haemonetics Corp.(b)	6,040,150
40,557	ICU Medical, Inc.(b)	4,052,455
74,074	Integra LifeSciences Holdings Corp.(b)	4,750,366
86,035	Invacare Corp.	1,466,897
138,902	Masimo Corp.(b)	5,789,435
121,847	Meridian Bioscience, Inc.	2,204,212
128,609	Merit Medical Systems, Inc.(b)	3,287,246
96,291	Natus Medical, Inc.(b)	4,348,502
108,200	Neogen Corp.(b)	6,296,158
141,248	NuVasive, Inc.(b)	7,770,052
38,005	SurModics, Inc.(b)	892,737
45,890	Vascular Solutions, Inc.(b)	1,708,485

		88,226,232

	Health Care Providers & Services - 28.3%
79,945	Aceto Corp.	1,873,111
104,963	Air Methods Corp.(b)	4,134,493
23,098	Almost Family, Inc.(b)	1,010,768
98,344	Amedisys, Inc.(b)	4,290,749
138,911	AMN Healthcare Services, Inc.(b)	4,088,151
141,414	Amsurg Corp.(b)	10,145,040
72,279	Bio-Reference Laboratories, Inc.(b)	3,207,019
49,882	Chemed Corp.	7,405,482
25,612	CorVel Corp.(b)	818,560
88,322	Cross Country Healthcare, Inc.(b)	1,066,047
66,905	Ensign Group, Inc. (The)	3,420,184
102,638	ExamWorks Group, Inc.(b)	3,600,541
103,237	Hanger, Inc.(b)	2,234,049
99,496	HealthEquity, Inc.(b)	3,349,035
104,274	Healthways, Inc.(b)	1,320,109
50,787	IPC Healthcare, Inc.(b)	2,816,139
243,769	Kindred Healthcare, Inc.	5,028,954
27,980	Landauer, Inc.	992,730

36,214	LHC Group, Inc.(b)	$1,459,062
79,819	Magellan Health, Inc.(b)	4,836,233
88,763	PharMerica Corp.(b)	3,033,032
35,135	Providence Service Corp. (The)(b)	1,653,453
283,352	Select Medical Holdings Corp.	4,088,769

		75,871,710

	Health Care Technology - 9.2%
30,740	Computer Programs & Systems, Inc.	1,437,710
70,077	HealthStream, Inc.(b)	1,966,361
258,628	HMS Holdings Corp.(b)	2,979,394
176,326	MedAssets, Inc.(b)	4,108,396
161,464	Medidata Solutions, Inc.(b)	8,686,763
105,877	Omnicell, Inc.(b)	3,866,628
128,586	Quality Systems, Inc.	1,639,471

		24,684,723

	Life Sciences Tools & Services - 3.9%
225,863	Affymetrix, Inc.(b)	2,475,458
75,310	Albany Molecular Research, Inc.(b)	1,592,053
91,459	Cambrex Corp.(b)	4,504,356
112,138	Luminex Corp.(b)	1,932,138

		10,504,005

	Pharmaceuticals - 16.0%
24,007	ANI Pharmaceuticals, Inc.(b)	1,705,217
175,152	Depomed, Inc.(b)	5,517,288
194,781	Impax Laboratories, Inc.(b)	9,439,087
78,341	Lannett Co., Inc.(b)	4,669,124
193,458	Medicines Co. (The)(b)	6,072,647
384,187	Nektar Therapeutics(b)	4,844,598
152,757	Prestige Brands Holdings, Inc.(b)	7,274,288
66,550	Sagent Pharmaceuticals, Inc.(b)	1,635,799
83,709	Supernus Pharmaceuticals, Inc.(b)	1,775,468

		42,933,516

	Total Common Stocks
	(Cost $218,755,000)	267,879,104

	Money Market Fund - 0.1%
295,798	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $295,798)	295,798

	Total Investments
	(Cost $219,050,798)(d)-100.1%	268,174,902
	Other assets less liabilities-(0.1)%	(302,092)

	Net Assets-100.0%	$267,872,810

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $220,682,834. The net unrealized appreciation was $47,492,068, which consisted of aggregate gross unrealized appreciation of $56,420,681 and aggregate gross unrealized depreciation of $8,928,613.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace & Defense - 10.6%
23,158	AAR Corp.	$624,108
42,992	Aerojet Rocketdyne Holdings, Inc.(b)	1,006,443
13,758	Aerovironment, Inc.(b)	358,533
4,899	American Science & Engineering, Inc.	218,936
14,931	Cubic Corp.	662,488
32,608	Curtiss-Wright Corp.	2,196,801
12,083	Engility Holdings, Inc.	264,739
26,550	Moog, Inc., Class A(b)	1,775,133
3,373	National Presto Industries, Inc.	267,007
36,650	TASER International, Inc.(b)	997,613

		8,371,801

	Air Freight & Logistics - 5.0%
17,145	Atlas Air Worldwide Holdings, Inc.(b)	842,677
16,433	Echo Global Logistics, Inc.(b)	530,786
21,237	Forward Air Corp.	1,031,056
23,431	Hub Group, Inc., Class A(b)	987,148
63,234	UTi Worldwide, Inc.(b)	531,166

		3,922,833

	Airlines - 4.5%
9,225	Allegiant Travel Co.	1,962,434
37,518	Hawaiian Holdings, Inc.(b)	814,891
34,855	Republic Airways Holdings, Inc.(b)	175,669
35,433	SkyWest, Inc.	586,771

		3,539,765

	Building Products - 7.7%
28,583	AAON, Inc.	634,257
8,615	American Woodmark Corp.(b)	566,522
20,018	Apogee Enterprises, Inc.	1,104,593
19,954	Gibraltar Industries, Inc.(b)	381,920
28,001	Griffon Corp.	482,737
32,747	PGT, Inc.(b)	526,244
23,225	Quanex Building Products Corp.	466,358
28,768	Simpson Manufacturing Co., Inc.	1,030,470
13,705	Universal Forest Products, Inc.	870,268

		6,063,369

	Commercial Services & Supplies - 17.0%
35,976	ABM Industries, Inc.	1,185,769
32,724	Brady Corp., Class A	769,668
33,344	Brink’s Co. (The)	1,041,333
26,293	Essendant, Inc.	968,108
13,708	G&K Services, Inc., Class A	898,696
49,016	Healthcare Services Group, Inc.	1,711,149
45,307	Interface, Inc.	1,176,623
20,351	Matthews International Corp., Class A	1,095,901
31,700	Mobile Mini, Inc.	1,177,021
41,319	Tetra Tech, Inc.	1,100,738
10,769	UniFirst Corp.	1,193,421
14,857	US Ecology, Inc.	681,788
13,752	Viad Corp.	394,270

		13,394,485

	Construction & Engineering - 6.8%
25,697	Aegion Corp.(b)	508,030
25,638	Comfort Systems USA, Inc.	708,634
23,370	Dycom Industries, Inc.(b)	1,543,822

42,985	EMCOR Group, Inc.	$2,055,973
14,336	MYR Group, Inc.(b)	430,653
18,920	Orion Marine Group, Inc.(b)	136,981

		5,384,093

	Electrical Equipment - 6.2%
17,667	AZZ, Inc.	914,267
12,799	Encore Wire Corp.	439,390
30,485	EnerSys	1,903,788
27,105	Franklin Electric Co., Inc.	782,250
33,521	General Cable Corp.	547,063
6,240	Powell Industries, Inc.	186,201
11,421	Vicor Corp.(b)	118,893

		4,891,852

	Machinery - 22.5%
40,839	Actuant Corp., Class A	941,747
19,748	Albany International Corp., Class A	735,021
12,922	Astec Industries, Inc.	507,964
33,809	Barnes Group, Inc.	1,316,184
30,581	Briggs & Stratton Corp.	565,137
20,943	Chart Industries, Inc.(b)	571,744
11,758	CIRCOR International, Inc.	562,385
15,649	EnPro Industries, Inc.	793,091
17,889	ESCO Technologies, Inc.	681,034
42,872	Federal Signal Corp.	641,365
54,914	Harsco Corp.	754,518
43,561	Hillenbrand, Inc.	1,235,390
20,040	John Bean Technologies Corp.	730,458
8,097	Lindsay Corp.	679,096
11,667	Lydall, Inc.(b)	346,627
39,037	Mueller Industries, Inc.	1,263,628
8,761	Standex International Corp.	655,673
12,618	Tennant Co.	754,683
36,876	Titan International, Inc.	344,422
37,739	Toro Co. (The)	2,578,706
19,366	Watts Water Technologies, Inc., Class A	1,074,038

		17,732,911

	Marine - 1.6%
29,796	Matson, Inc.	1,234,150

	Professional Services - 9.4%
9,968	CDI Corp.	120,712
17,815	Exponent, Inc.	792,589
11,306	Heidrick & Struggles International, Inc.	247,262
15,564	Insperity, Inc.	782,558
20,438	Kelly Services, Inc., Class A	305,344
34,567	Korn/Ferry International	1,157,303
33,076	Navigant Consulting, Inc.(b)	519,955
31,921	On Assignment, Inc.(b)	1,223,213
25,763	Resources Connection, Inc.	407,828
28,758	TrueBlue, Inc.(b)	740,806
22,788	WageWorks, Inc.(b)	1,138,261

		7,435,831

	Road & Rail - 5.7%
16,584	ArcBest Corp.	548,101
18,633	Celadon Group, Inc.	404,336
37,924	Heartland Express, Inc.	808,919
42,312	Knight Transportation, Inc.	1,144,116
16,343	Marten Transport Ltd.	316,891
19,095	Roadrunner Transportation Systems, Inc.(b)	499,907
17,204	Saia, Inc.(b)	746,998

		4,469,268

	Trading Companies & Distributors - 3.0%
27,536	Applied Industrial Technologies, Inc.	1,063,716
8,686	DXP Enterprises, Inc.(b)	318,776
18,670	Kaman Corp.	736,905

Schedule of Investments(a)

5,595	Veritiv Corp.(b)	$208,470

		2,327,867

	Total Common Stocks
	(Cost $71,956,781)	78,768,225

	Money Market Fund - 0.0%
33,743	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $33,743)	33,743

	Total Investments
	(Cost $71,990,524)(d)-100.0%	78,801,968
	Other assets less liabilities-0.0%	5,491

	Net Assets-100.0%	$78,807,459

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $72,967,046. The net unrealized appreciation was $5,834,922, which consisted of aggregate gross unrealized appreciation of $11,761,906 and aggregate gross unrealized depreciation of $5,926,984.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Communications Equipment - 9.7%
139,187	ADTRAN, Inc.	$2,296,585
27,798	Bel Fuse, Inc., Class B	613,780
40,109	Black Box Corp.	628,107
94,564	CalAmp Corp.(b)	1,617,990
42,078	Comtech Telecommunications Corp.	1,212,267
65,071	Digi International, Inc.(b)	658,519
231,112	Harmonic, Inc.(b)	1,388,983
155,506	Ixia(b)	2,052,679
90,489	NETGEAR, Inc.(b)	3,030,477
114,575	ViaSat, Inc.(b)	7,103,650
605,541	Viavi Solutions, Inc.(b)	6,715,450

		27,318,487

	Electronic Equipment, Instruments & Components - 25.4%
38,636	Agilysys, Inc.(b)	327,247
71,403	Anixter International, Inc.(b)	4,727,593
37,794	Badger Meter, Inc.	2,223,043
136,887	Benchmark Electronics, Inc.(b)	3,019,727
109,819	Checkpoint Systems, Inc.	959,818
62,210	Coherent, Inc.(b)	3,605,070
86,660	CTS Corp.	1,628,341
102,486	Daktronics, Inc.	1,171,415
46,177	DTS, Inc.(b)	1,315,583
69,821	Electro Scientific Industries, Inc.	321,177
77,681	Fabrinet (Thailand)(b)	1,441,759
45,369	FARO Technologies, Inc.(b)	1,991,245
135,502	II-VI, Inc.(b)	2,303,534
101,189	Insight Enterprises, Inc.(b)	2,731,091
100,375	Itron, Inc.(b)	3,235,086
58,932	Littelfuse, Inc.	5,421,744
84,809	Mercury Systems, Inc.(b)	1,194,959
100,106	Methode Electronics, Inc.	2,685,844
38,906	MTS Systems Corp.	2,513,717
103,035	Newport Corp.(b)	1,632,074
48,611	OSI Systems, Inc.(b)	3,411,520
53,219	Park Electrochemical Corp.	939,848
87,698	Plexus Corp.(b)	3,344,802
73,515	Rofin-Sinar Technologies, Inc.(b)	1,833,464
48,620	Rogers Corp.(b)	2,721,261
215,692	Sanmina Corp.(b)	4,760,322
74,712	ScanSource, Inc.(b)	2,826,355
73,229	SYNNEX Corp.	5,538,309
164,389	TTM Technologies, Inc.(b)	1,500,872

		71,326,820

	Internet Software & Services - 14.4%
106,796	Blucora, Inc.(b)	1,513,299
88,112	comScore, Inc.(b)	5,154,552
83,948	Constant Contact, Inc.(b)	2,169,216
117,366	Dealertrack Technologies, Inc.(b)	7,284,908
100,537	DHI Group, Inc.(b)	801,280
119,550	j2 Global, Inc.	8,416,320
64,241	Liquidity Services, Inc.(b)	576,884

135,526	LivePerson, Inc.(b)	$1,302,405
64,280	LogMeIn, Inc.(b)	4,729,722
237,560	Monster Worldwide, Inc.(b)	1,674,798
159,120	NIC, Inc.	2,870,525
90,724	QuinStreet, Inc.(b)	528,014
39,370	Stamps.com, Inc.(b)	2,700,782
62,147	XO Group, Inc.(b)	921,640

		40,644,345

	IT Services - 11.8%
63,116	CACI International, Inc., Class A(b)	5,183,717
117,140	Cardtronics, Inc.(b)	4,342,380
185,216	Ciber, Inc.(b)	613,065
85,493	CSG Systems International, Inc.	2,658,832
83,234	ExlService Holdings, Inc.(b)	3,226,982
28,237	Forrester Research, Inc.	883,253
95,541	Heartland Payment Systems, Inc.	5,952,204
61,712	ManTech International Corp., Class A	1,839,635
92,499	Perficient, Inc.(b)	1,501,259
101,746	Sykes Enterprises, Inc.(b)	2,480,568
45,526	TeleTech Holdings, Inc.	1,235,120
70,430	Virtusa Corp.(b)	3,376,414

		33,293,429

	Semiconductors & Semiconductor Equipment - 20.3%
100,342	Advanced Energy Industries, Inc.(b)	2,627,957
176,157	Brooks Automation, Inc.	1,858,456
64,531	Cabot Microelectronics Corp.(b)	2,925,836
53,791	CEVA, Inc.(b)	1,007,505
165,532	Cirrus Logic, Inc.(b)	5,464,211
67,632	Cohu, Inc.	670,233
96,433	Diodes, Inc.(b)	2,139,848
58,367	DSP Group, Inc.(b)	509,544
125,428	Exar Corp.(b)	987,118
159,699	Kopin Corp.(b)	475,903
200,536	Kulicke & Soffa Industries, Inc. (Singapore)(b)	2,087,580
117,271	Micrel, Inc.	1,635,930
248,453	Microsemi Corp.(b)	8,184,042
139,325	MKS Instruments, Inc.	4,946,038
95,968	Monolithic Power Systems, Inc.	4,962,505
62,609	Nanometrics, Inc.(b)	856,491
53,167	Pericom Semiconductor Corp.	636,409
76,823	Power Integrations, Inc.	2,977,660
83,368	Rudolph Technologies, Inc.(b)	935,389
173,432	Semtech Corp.(b)	3,050,669
122,241	Tessera Technologies, Inc.	4,236,873
72,054	Ultratech, Inc.(b)	1,147,100
105,421	Veeco Instruments, Inc.(b)	2,728,296

		57,051,593

	Software - 14.7%
122,357	Blackbaud, Inc.	7,483,354
98,475	Bottomline Technologies (de), Inc.(b)	2,704,124
73,055	Ebix, Inc.	2,263,975
83,702	Epiq Systems, Inc.	1,385,268
44,996	Interactive Intelligence Group, Inc.(b)	1,865,534
23,653	MicroStrategy, Inc., Class A(b)	4,821,664
104,510	Monotype Imaging Holdings, Inc.	2,605,434
132,079	Progress Software Corp.(b)	3,920,105
96,034	Synchronoss Technologies, Inc.(b)	4,590,425
220,868	Take-Two Interactive Software, Inc.(b)	6,975,011
95,700	Tangoe, Inc.(b)	1,054,614
76,835	VASCO Data Security International, Inc.(b)	1,566,666

		41,236,174

	Technology Hardware, Storage & Peripherals - 3.6%
122,383	Electronics for Imaging, Inc.(b)	5,592,903

Schedule of Investments(a)

227,787	QLogic Corp.(b)	$2,020,471
93,771	Super Micro Computer, Inc.(b)	2,500,872

		10,114,246

	Total Common Stocks (Cost $253,162,570)	280,985,094

	Money Market Fund - 0.1%
147,049	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $147,049)	147,049

	Total Investments (Cost $253,309,619)(d)-100.0%	281,132,143
	Other assets less liabilities-(0.0)%	(128,430)

	Net Assets-100.0%	$281,003,713

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $256,494,047. The net unrealized appreciation was $24,638,096, which consisted of aggregate gross unrealized appreciation of $40,892,219 and aggregate gross unrealized depreciation of $16,254,123.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Materials Portfolio (PSCM)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Chemicals - 45.9%
13,217	A. Schulman, Inc.	$492,069
11,371	American Vanguard Corp.	145,776
13,955	Balchem Corp.	790,830
23,658	Calgon Carbon Corp.	418,510
22,328	Flotek Industries, Inc.(b)	382,255
10,009	FutureFuel Corp.	114,503
22,669	H.B. Fuller Co.	908,120
4,241	Hawkins, Inc.	154,712
9,384	Innophos Holdings, Inc.	483,088
25,452	Intrepid Potash, Inc.(b)	217,360
9,217	Koppers Holdings, Inc.	187,105
14,063	Kraton Performance Polymers, Inc.(b)	288,573
8,776	LSB Industries, Inc.(b)	323,922
13,622	OM Group, Inc.	461,513
5,984	Quaker Chemical Corp.	554,717
19,229	Rayonier Advanced Materials, Inc.	270,168
8,601	Stepan Co.	421,535
11,583	Tredegar Corp.	195,290

		6,810,046

	Construction Materials - 4.3%
33,102	Headwaters, Inc.(b)	629,269

	Containers & Packaging - 1.1%
10,975	Myers Industries, Inc.	166,052

	Metals & Mining - 22.3%
79,811	AK Steel Holding Corp.(b)	235,442
22,600	Century Aluminum Co.(b)	210,632
28,800	Globe Specialty Metals, Inc.	444,672
5,637	Haynes International, Inc.	239,967
7,805	Kaiser Aluminum Corp.	659,132
9,045	Materion Corp.	276,777
4,097	Olympic Steel, Inc.	49,656
54,176	Stillwater Mining Co.(b)	515,756
29,280	SunCoke Energy, Inc.	359,851
16,878	Timkensteel Corp.	314,437

		3,306,322

	Paper & Forest Products - 26.3%
17,745	Boise Cascade Co.(b)	588,779
8,554	Clearwater Paper Corp.(b)	503,403
4,985	Deltic Timber Corp.	323,527
38,023	KapStone Paper and Packaging Corp.	889,738
7,507	Neenah Paper, Inc.	454,774
19,385	P.H. Glatfelter Co.	395,648
13,679	Schweitzer-Mauduit International, Inc.	543,056
22,475	Wausau Paper Corp.	198,679

		3,897,604

	Total Investments (Cost $18,379,981)(c)-99.9%	14,809,293
	Other assets less liabilities-0.1%	21,316

	Net Assets-100.0%	$14,830,609

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $18,699,038. The net unrealized depreciation was $3,889,745, which consisted of aggregate gross unrealized appreciation of $464,767 and aggregate gross unrealized depreciation of $4,354,512.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Diversified Telecommunication Services - 22.3%
162,664	8x8, Inc.(b)	$1,416,803
18,647	Atlantic Tele-Network, Inc.	1,319,089
386,956	Cincinnati Bell, Inc.(b)	1,512,998
80,034	Consolidated Communications Holdings, Inc.	1,595,078
55,411	General Communication, Inc., Class A(b)	1,019,562
146,534	Iridium Communications, Inc.(b)	1,087,282
38,208	Lumos Networks Corp.	533,384

		8,484,196

	Electric Utilities - 18.1%
35,078	ALLETE, Inc.	1,693,916
49,091	El Paso Electric Co.	1,788,385
71,139	UIL Holdings Corp.	3,410,404

		6,892,705

	Gas Utilities - 40.1%
32,519	Laclede Group, Inc. (The)	1,759,603
106,950	New Jersey Resources Corp.	3,090,855
39,296	Northwest Natural Gas Co.	1,701,124
98,719	Piedmont Natural Gas Co., Inc.	3,752,309
67,089	South Jersey Industries, Inc.	1,626,238
58,539	Southwest Gas Corp.	3,298,087

		15,228,216

	Multi-Utilities - 13.1%
55,025	Avista Corp.	1,816,926
58,785	NorthWestern Corp.	3,164,984

		4,981,910

	Water Utilities - 4.6%
44,917	American States Water Co.	1,731,550

	Wireless Telecommunication Services - 1.8%
40,124	Spok Holdings, Inc.	671,275

	Total Investments (Cost $30,858,996)(c)-100.0%	37,989,852
	Other assets less liabilities-0.0%	12,464

	Net Assets-100.0%	$38,002,316

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $31,239,259. The net unrealized appreciation was $6,750,593, which consisted of aggregate gross unrealized appreciation of $7,880,581 and aggregate gross unrealized depreciation of $1,129,988.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Contrarian Opportunities

Portfolio (CNTR)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 19.0%
619	American Public Education, Inc.(b)	$16,013
274	Bed Bath & Beyond, Inc.(b)	17,873
561	Best Buy Co., Inc.	18,115
1,534	Boyd Gaming Corp.(b)	26,216
1,077	Cablevision Systems Corp., Class A	30,393
583	DeVry Education Group, Inc.	17,712
317	Dollar General Corp.	25,477
219	Fossil Group, Inc.(b)	15,056
488	Grand Canyon Education, Inc.(b)	21,194
254	Group 1 Automotive, Inc.	24,630
342	Harley-Davidson, Inc.	19,939
440	Hibbett Sports, Inc.(b)	20,042
1,299	K12, Inc.(b)	17,134
309	Kohl’s Corp.	18,948
327	Lululemon Athletica, Inc.(b)	20,555
329	Outerwall, Inc.	23,300
1,373	PetMed Express, Inc.	23,135
671	Select Comfort Corp.(b)	17,473
1,024	Stage Stores, Inc.	18,022
337	Strayer Education, Inc.(b)	18,741
379	Tenneco, Inc.(b)	18,878
576	Toll Brothers, Inc.(b)	22,418
1,097	Vera Bradley, Inc.(b)	11,913
766	Wolverine World Wide, Inc.	22,459
557	Zumiez, Inc.(b)	14,538

		500,174

	Consumer Staples - 4.1%
234	Bunge Ltd.	18,685
598	Kroger Co. (The)	23,465
653	Medifast, Inc.(b)	20,158
258	PriceSmart, Inc.	25,003
284	Sanderson Farms, Inc.	20,451

		107,762

	Energy - 3.1%
348	Baker Hughes, Inc.	20,236
469	Cameron International Corp.(b)	23,666
524	FMC Technologies, Inc.(b)	17,166
1,140	Helix Energy Solutions Group, Inc.(b)	9,542
2,584	Northern Oil and Gas, Inc.(b)	12,300

		82,910

	Financials - 14.1%
45	Alleghany Corp.(b)	21,876
824	Assured Guaranty Ltd.	20,155
123	Credit Acceptance Corp.(b)	29,546
991	Employers Holdings, Inc.	23,784
532	Encore Capital Group, Inc.(b)	22,881
402	Franklin Resources, Inc.	18,311
297	Hanover Insurance Group, Inc. (The)	24,013
293	Infinity Property & Casualty Corp.	22,710
1,033	INTL FCStone, Inc.(b)	30,122
1,526	Maiden Holdings Ltd.	25,240
275	Navigators Group, Inc. (The)(b)	21,500
777	Selective Insurance Group, Inc.	23,939
419	Stifel Financial Corp.(b)	23,024
261	T. Rowe Price Group, Inc.	20,131
429	W.R. Berkley Corp.	23,904
353	Westwood Holdings Group, Inc.	21,208

		372,344

	Health Care - 7.6%
581	Acorda Therapeutics, Inc.(b)	19,963

163	Edwards Lifesciences Corp.(b)	$24,802
970	Exactech, Inc.(b)	19,381
253	Express Scripts Holding Co.(b)	22,788
381	Health Net, Inc.(b)	25,474
1,095	HMS Holdings Corp.(b)	12,614
499	IPC Healthcare, Inc.(b)	27,669
308	LifePoint Health, Inc.(b)	25,521
300	Quest Diagnostics, Inc.	22,143

		200,355

	Industrials - 18.2%
795	AECOM(b)	24,510
555	ArcBest Corp.	18,343
429	Atlas Air Worldwide Holdings, Inc.(b)	21,085
301	C.H. Robinson Worldwide, Inc.	21,115
717	Chart Industries, Inc.(b)	19,574
159	Cummins, Inc.	20,595
250	Danaher Corp.	22,890
483	DXP Enterprises, Inc.(b)	17,726
583	Dycom Industries, Inc.(b)	38,513
500	Essendant, Inc.	18,410
572	FTI Consulting, Inc.(b)	23,406
722	Korn/Ferry International	24,173
437	LB Foster Co., Class A	12,826
343	Multi-Color Corp.	21,904
824	MYR Group, Inc.(b)	24,753
493	Southwest Airlines Co.	17,847
574	Sun Hydraulics Corp.	20,331
937	Thermon Group Holdings, Inc.(b)	22,610
723	TriMas Corp.(b)	16,990
365	Triumph Group, Inc.	19,655
989	TrueBlue, Inc.(b)	25,477
210	WABCO Holdings, Inc.(b)	25,929

		478,662

	Information Technology - 30.0%
172	Apple, Inc.	20,864
357	Arrow Electronics, Inc.(b)	20,760
486	Avnet, Inc.	20,281
950	Benchmark Electronics, Inc.(b)	20,957
250	CACI International, Inc., Class A(b)	20,532
741	Cirrus Logic, Inc.(b)	24,460
364	Cognizant Technology Solutions Corp., Class A(b)	22,968
1,034	Convergys Corp.	25,964
2,512	DHI Group, Inc.(b)	20,021
745	Diodes, Inc.(b)	16,532
775	DTS, Inc.(b)	22,080
914	Ebix, Inc.	28,325
688	ExlService Holdings, Inc.(b)	26,674
189	F5 Networks, Inc.(b)	25,352
1,253	II-VI, Inc.(b)	21,301
422	InterDigital, Inc.	22,818
246	IPG Photonics Corp.(b)	22,686
1,320	Kulicke & Soffa Industries, Inc. (Singapore)(b)	13,741
454	LogMeIn, Inc.(b)	33,405
695	NETGEAR, Inc.(b)	23,276
872	NeuStar, Inc., Class A(b)	26,919
1,374	NIC, Inc.	24,787
1,031	NVIDIA Corp.	20,568
788	OmniVision Technologies, Inc.(b)	19,243
301	OSI Systems, Inc.(b)	21,124
1,523	Polycom, Inc.(b)	17,332
440	Rackspace Hosting, Inc.(b)	14,973
318	Red Hat, Inc.(b)	25,147
902	Rofin-Sinar Technologies, Inc.(b)	22,496
435	SolarWinds, Inc.(b)	17,352
448	Stamps.com, Inc.(b)	30,733
906	Sykes Enterprises, Inc.(b)	22,088
504	Synchronoss Technologies, Inc.(b)	24,091
352	VeriSign, Inc.(b)	24,971
1,172	Western Union Co. (The)	23,721

		788,542

Schedule of Investments(a)

	Materials - 3.9%
390	Balchem Corp.	$22,101
492	Domtar Corp.	20,005
510	Innospec, Inc.	22,057
598	Materion Corp.	18,299
1,586	Mercer International, Inc.(b)	19,175

		101,637

	Total Common Stocks (Cost $2,721,267)	2,632,386

	Money Market Fund - 0.0%
662	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $662)	662

	Total Investments (Cost $2,721,929)(d)-100.0%	2,633,048
	Other assets less liabilities-(0.0)%	(435)

	Net Assets-100.0%	$2,632,613

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $2,722,251. The net unrealized depreciation was $89,203, which consisted of aggregate gross unrealized appreciation of $74,017 and aggregate gross unrealized depreciation of $163,220.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Bank Portfolio (KBWB)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 11.6%
412,792	Bank of New York Mellon Corp. (The)	$17,915,173
240,088	Northern Trust Corp.	18,364,331
229,684	State Street Corp.	17,584,607

		53,864,111

	Consumer Finance - 3.8%
214,189	Capital One Financial Corp.	17,413,566

	Diversified Banks - 43.0%
2,169,506	Bank of America Corp.	38,790,767
661,922	Citigroup, Inc.	38,695,960
212,801	Comerica, Inc.	10,093,151
544,187	JPMorgan Chase & Co.	37,293,135
830,350	U.S. Bancorp	37,540,124
639,677	Wells Fargo & Co.	37,018,108

		199,431,245

	Regional Banks - 39.4%
453,478	BB&T Corp.	18,261,559
641,995	Citizens Financial Group, Inc.	16,736,809
75,517	Cullen/Frost Bankers, Inc.	5,471,207
884,311	Fifth Third Bancorp	18,632,433
170,042	First Republic Bank	10,846,979
966,599	Huntington Bancshares, Inc.	11,280,210
1,014,131	KeyCorp	15,049,704
148,074	M&T Bank Corp.	19,419,905
369,547	People’s United Financial, Inc.	6,012,530
187,038	PNC Financial Services Group, Inc. (The)	18,363,391
1,602,383	Regions Financial Corp.	16,648,759
419,352	SunTrust Banks, Inc.	18,594,068
242,927	Zions Bancorporation	7,576,893

		182,894,447

	Thrifts & Mortgage Finance - 2.2%
531,120	New York Community Bancorp, Inc.	10,107,214

	Total Common Stocks
	(Cost $448,516,181)	463,710,583

	Money Market Fund - 0.0%
8,052	Invesco Premier Portfolio – Institutional Class, 0.07%(b)
	(Cost $8,052)	8,052

	Total Investments
	(Cost $448,524,233)(c)-100.0%	463,718,635
	Other assets less liabilities-0.0%	212,167

	Net Assets-100.0%	$463,930,802

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $448,676,562. The net unrealized appreciation was $15,042,073, which consisted of aggregate gross unrealized appreciation of $17,763,123 and aggregate gross unrealized depreciation of $2,721,050.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Capital Markets Portfolio (KBWC)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Asset Management & Custody Banks - 41.3%
1,883	BlackRock, Inc.	$633,290
8,306	Eaton Vance Corp.	318,618
6,765	Franklin Resources, Inc.	308,146
8,647	Invesco Ltd.(b)	333,774
13,184	Janus Capital Group, Inc.	215,954
6,455	Legg Mason, Inc.	318,490
7,199	SEI Investments Co.	383,779
8,839	State Street Corp.	676,714
4,268	T. Rowe Price Group, Inc.	329,191

		3,517,956

	Investment Banking & Brokerage - 42.3%
21,764	Charles Schwab Corp. (The)	759,128
3,341	Goldman Sachs Group, Inc. (The)	685,139
2,062	Greenhill & Co., Inc.	81,099
4,116	Interactive Brokers Group, Inc., Class A	165,257
2,409	Investment Technology Group, Inc.	49,023
8,302	KCG Holdings, Inc., Class A(c)	88,167
6,199	Lazard Ltd., Class A	343,487
18,032	Morgan Stanley	700,363
979	Piper Jaffray Cos.(c)	43,908
5,926	Raymond James Financial, Inc.	349,634
9,271	TD Ameritrade Holding Corp.	340,524

		3,605,729

	Specialized Finance - 16.3%
5,876	CBOE Holdings, Inc.	364,194
3,656	CME Group, Inc., Class A	351,122
1,455	Intercontinental Exchange, Inc.	331,798
6,655	NASDAQ OMX Group, Inc. (The)	339,605

		1,386,719

	Total Common Stocks (Cost $8,084,771)	8,510,404

	Money Market Fund - 0.0%
2,183	Invesco Premier Portfolio – Institutional Class, 0.07%(d) (Cost $2,183)	2,183

	Total Investments (Cost $8,086,954)(e)-99.9%	8,512,587
	Other assets less liabilities-0.1%	5,793

	Net Assets-100.0%	$8,518,380

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended July 31, 2015.

	Value October 31, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2015	Dividend Income
Invesco Ltd.	$220,723	$233,740	$(109,363)	$(32,384)	$21,058	$333,774	$4,226

(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $8,090,851. The net unrealized appreciation was $421,736, which consisted of aggregate gross unrealized appreciation of $563,595 and aggregate gross unrealized depreciation of $141,859.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Asset Management & Custody Banks - 29.4%
1,636,315	Apollo Investment Corp.	$11,225,121
682,856	Ares Capital Corp.	10,987,153
233,893	Blackstone Group LP (The)	9,180,300
104,078	Federated Investors, Inc., Class B	3,508,469
949,476	Hercules Technology Growth Capital, Inc.	10,615,142
1,559,694	Medley Capital Corp.	13,569,338
1,500,244	PennantPark Investment Corp.	11,881,933
1,012,969	THL Credit, Inc.	12,125,239
467,191	Triangle Capital Corp.	10,156,732

		93,249,427

	Hotel & Resort REITs - 2.4%
276,578	Hospitality Properties Trust REIT	7,583,769

	Insurance Brokers - 1.2%
79,468	Arthur J. Gallagher & Co.	3,769,167

	Investment Banking & Brokerage - 2.5%
790,388	BGC Partners, Inc., Class A	7,785,322

	Mortgage REITs - 38.0%
687,989	American Capital Agency Corp. REIT	13,250,668
1,287,050	Annaly Capital Management, Inc. REIT	12,806,148
2,767,855	Anworth Mortgage Asset Corp. REIT	13,839,275
1,116,783	Capstead Mortgage Corp. REIT	12,362,788
283,312	Colony Capital, Inc., Class A REIT	6,436,849
748,151	Hatteras Financial Corp. REIT	12,164,935
846,679	Invesco Mortgage Capital, Inc. REIT(b)	12,200,644
1,599,431	MFA Financial, Inc. REIT	12,043,715
901,927	PennyMac Mortgage Investment Trust
	REIT	16,018,224
424,019	Starwood Property Trust, Inc. REIT	9,226,653

		120,349,899

	Property & Casualty Insurance - 3.9%
100,420	Mercury General Corp.	5,668,709
113,347	Safety Insurance Group, Inc.	6,572,993

		12,241,702

	Regional Banks - 10.9%
57,582	Bank of Hawaii Corp.	3,885,057
103,830	City Holding Co.	5,006,683
332,456	F.N.B. Corp.	4,584,568
69,343	Park National Corp.	6,074,447
348,797	People’s United Financial, Inc.	5,674,927
203,858	Trustmark Corp.	4,900,746
112,556	United Bankshares, Inc.	4,561,895

		34,688,323

	Residential REITs - 1.8%
82,279	Sun Communities, Inc. REIT	5,719,213

	Thrifts & Mortgage Finance - 7.8%
262,754	Dime Community Bancshares, Inc.	4,466,818
400,506	New York Community Bancorp, Inc.	7,621,629
482,097	Northwest Bancshares, Inc.	6,117,811
407,193	Oritani Financial Corp.	6,397,002

		24,603,260

	Trading Companies & Distributors - 2.1%
297,760	Textainer Group Holdings Ltd.	6,747,242

Total Investments (Cost $331,819,516)(c)-100.0%	$316,737,324
Other assets less liabilities-0.0%	157,522

Net Assets-100.0%	$316,894,846

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Fund’s Adviser and Invesco Mortgage Capital, Inc. REIT are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. REIT is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended July 31, 2015.

	Value October 31, 2014	Purchases at Cost	Proceeds from Sales	Change in Unreal- ized Appre- ciation (Depre- ciation)	Realized Gain (Loss)	Value July 31, 2015	Dividend Income
Invesco Mortgage Capital, Inc. REIT	$12,280,404	$5,603,195	$(3,944,270)	$(1,102,358)	$(636,327)	$12,200,644	$1,144,772

(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $339,610,598. The net unrealized depreciation was $22,873,274, which consisted of aggregate gross unrealized appreciation of $15,070,890 and aggregate gross unrealized depreciation of $37,944,164.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Insurance Portfolio (KBWI)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Asset Management & Custody Banks - 3.9%
4,501	Ameriprise Financial, Inc.	$565,641

	Insurance Brokers - 14.5%
10,120	Aon PLC	1,019,793
19,263	Marsh & McLennan Cos., Inc.	1,116,098

		2,135,891

	Life & Health Insurance - 31.3%
9,013	Aflac, Inc.	577,283
9,837	Lincoln National Corp.	554,020
21,464	MetLife, Inc.	1,196,403
10,851	Principal Financial Group, Inc.	602,339
13,257	Prudential Financial, Inc.	1,171,388
13,836	Unum Group	495,882

		4,597,315

	Multi-line Insurance - 7.6%
3,767	Assurant, Inc.	281,018
27,581	Genworth Financial, Inc., Class A(b)	193,343
13,643	Hartford Financial Services Group, Inc.(The)	648,725

		1,123,086

	Property & Casualty Insurance - 38.2%
8,331	Allstate Corp. (The)	574,422
6,877	Arch Capital Group Ltd.(b)	490,743
5,597	Axis Capital Holdings Ltd.	322,163
5,752	Chubb Corp. (The)	715,146
9,115	Cincinnati Financial Corp.	503,239
14,775	FNF Group	577,555
10,073	MBIA, Inc.(b)	59,934
20,513	Progressive Corp. (The)	625,647
11,093	Travelers Cos., Inc. (The)	1,177,189
14,884	XL Group PLC	565,890

		5,611,928

	Reinsurance - 3.1%
2,464	Everest Re Group Ltd.	451,208

	Thrifts & Mortgage Finance - 1.4%
18,833	MGIC Investment Corp.(b)	208,481

	Total Investments
	(Cost $13,822,408)(c) - 100.0%	14,693,550
	Other assets less liabilities - 0.0%	5,548

	Net Assets - 100.0%	$14,699,098

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $13,823,622. The net unrealized appreciation was $869,928, which consisted of aggregate gross unrealized appreciation of $935,640 and aggregate gross unrealized depreciation of $65,712.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts - 100.0%
	Diversified - 19.9%
421,830	First Potomac Realty Trust	$4,787,771
578,699	Lexington Realty Trust	4,976,811
111,619	Liberty Property Trust	3,798,395
227,012	One Liberty Properties, Inc.	5,130,471
137,150	Washington Real Estate Investment Trust	3,681,106

		22,374,554

	Health Care - 23.2%
47,943	Health Care REIT, Inc.	3,325,806
151,680	Healthcare Realty Trust, Inc.	3,646,387
343,236	Medical Properties Trust, Inc.	4,692,036
39,777	OMEGA Healthcare Investors, Inc.	1,442,314
159,317	Sabra Health Care REIT, Inc.	4,357,320
279,421	Senior Housing Properties Trust	4,825,601
79,395	Universal Health Realty Income Trust	3,887,973

		26,177,437

	Hotel & Resort - 6.1%
157,374	Hospitality Properties Trust	4,315,195
188,849	Summit Hotel Properties, Inc.	2,574,012

		6,889,207

	Industrial - 3.8%
218,147	STAG Industrial, Inc., Class A	4,284,407

	Office - 15.5%
217,058	Brandywine Realty Trust	2,988,888
119,721	Corporate Office Properties Trust	2,769,147
323,741	Government Properties Income Trust	5,591,007
69,281	Highwoods Properties, Inc.	2,932,665
150,663	Mack-Cali Realty Corp.	3,139,817

		17,421,524

	Residential - 2.9%
46,817	Sun Communities, Inc.	3,254,250

	Retail - 24.6%
145,201	Agree Realty Corp.	4,499,779
244,031	CBL & Associates Properties, Inc.	3,987,466
397,583	Inland Real Estate Corp.	3,904,265
106,837	Kite Realty Group Trust	2,820,497
85,634	National Retail Properties, Inc.	3,183,016
120,926	Pennsylvania Real Estate Investment Trust	2,650,698
193,488	Ramco-Gershenson Properties Trust	3,277,687
180,706	Urstadt Biddle Properties, Inc., Class A	3,451,484

		27,774,892

	Specialized - 4.0%
78,277	EPR Properties	4,471,182

	Total Investments
	(Cost $118,858,151)(b)-100.0%	112,647,453
	Other assets less liabilities-(0.0)%	(1,943)

	Net Assets-100.0%	$112,645,510

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $120,101,912. The net unrealized depreciation was $7,454,459, which consisted of aggregate gross unrealized appreciation of $2,808,803 and aggregate gross unrealized depreciation of $10,263,262.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Multi-line Insurance - 10.8%
15,272	American Financial Group, Inc.	$1,053,004
16,960	HCC Insurance Holdings, Inc.	1,308,634
12,066	Kemper Corp.	467,196

		2,828,834

	Property & Casualty Insurance - 71.4%
18,215	ACE Ltd.	1,981,246
22,221	Allied World Assurance Co. Holdings AG	939,059
28,810	Allstate Corp. (The)	1,986,449
15,178	Arch Capital Group Ltd.(b)	1,083,102
14,346	Aspen Insurance Holdings Ltd.	689,899
17,619	Axis Capital Holdings Ltd.	1,014,150
19,892	Chubb Corp. (The)	2,473,172
10,295	Hanover Insurance Group, Inc. (The)	832,351
12,841	Mercury General Corp.	724,874
12,808	ProAssurance Corp.	618,498
70,940	Progressive Corp. (The)	2,163,670
10,056	RLI Corp.	555,393
13,259	Selective Insurance Group, Inc.	408,510
19,180	Travelers Cos., Inc. (The)	2,035,382
19,791	W.R. Berkley Corp.	1,102,755

		18,608,510

	Reinsurance - 17.8%
10,508	Endurance Specialty Holdings Ltd.
	(Bermuda)	730,201
5,343	Everest Re Group Ltd.	978,410
7,378	PartnerRe Ltd.	1,003,113
9,497	RenaissanceRe Holdings Ltd.	1,019,028
19,692	Validus Holdings Ltd.	912,724

		4,643,476

	Total Common Stocks (Cost $23,495,434)	26,080,820

	Money Market Fund - 0.0%
1,450	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $1,450)	1,450

	Total Investments (Cost $23,496,884)(d)-100.0%	26,082,270
	Other assets less liabilities-(0.0)%	(631)

	Net Assets-100.0%	$26,081,639

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $23,505,489. The net unrealized appreciation was $2,576,781, which consisted of aggregate gross unrealized appreciation of $2,589,885 and aggregate gross unrealized depreciation of $13,104.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares KBW Regional Banking Portfolio (KBWR)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Regional Banks - 95.6%
50,006	Associated Banc-Corp.	$985,618
39,215	BancorpSouth, Inc.	990,963
15,112	Bank of Hawaii Corp.	1,019,607
26,121	BOK Financial Corp.	1,736,002
44,960	Boston Private Financial Holdings, Inc.	565,597
31,391	Cathay General Bancorp	1,007,965
8,236	City Holding Co.	397,140
31,232	Columbia Banking System, Inc.	1,024,097
21,267	Commerce Bancshares, Inc.	1,001,463
22,072	Community Bank System, Inc.	843,813
57,521	CVB Financial Corp.	1,018,697
44,226	East West Bancorp, Inc.	1,979,556
70,319	F.N.B. Corp.	969,699
48,158	First Commonwealth Financial Corp.	443,054
33,393	First Financial Bancorp	634,801
31,485	First Financial Bankshares, Inc.	1,069,860
64,268	First Horizon National Corp.	1,018,648
42,206	First Midwest Bancorp, Inc.	792,207
106,467	First Niagara Financial Group, Inc.	1,033,795
48,300	FirstMerit Corp.	905,142
74,931	Fulton Financial Corp.	971,106
33,712	Glacier Bancorp, Inc.	947,307
32,566	Hancock Holding Co.	951,578
14,761	IBERIABANK Corp.	952,822
78,985	Investors Bancorp, Inc.	962,037
29,442	MB Financial, Inc.	1,003,972
75,840	National Penn Bancshares, Inc.	813,005
63,326	Old National Bancorp	911,261
38,600	PacWest Bancorp	1,786,794
8,322	Park National Corp.	729,007
19,160	Pinnacle Financial Partners, Inc.	1,017,204
24,880	PrivateBancorp, Inc.	1,028,539
17,708	Prosperity Bancshares, Inc.	966,680
18,837	S&T Bancorp, Inc.	582,440
13,587	Signature Bank(b)	1,978,131
14,061	SVB Financial Group(b)	2,012,129
32,688	Synovus Financial Corp.	1,030,326
60,267	TCF Financial Corp.	991,995
17,437	Texas Capital Bancshares, Inc.(b)	1,027,737
36,571	Trustmark Corp.	879,167
18,315	UMB Financial Corp.	1,004,028
53,931	Umpqua Holdings Corp.	956,736
25,054	United Bankshares, Inc.	1,015,439
96,995	Valley National Bancorp	962,190
25,038	Webster Financial Corp.	967,969
13,830	Westamerica Bancorp.	677,393
18,934	Wintrust Financial Corp.	1,020,921

		47,585,637

	Thrifts & Mortgage Finance - 4.3%
37,922	Brookline Bancorp, Inc.	427,381
35,526	Provident Financial Services, Inc.	697,020
42,923	Washington Federal, Inc.	999,248

		2,123,649

	Total Common Stocks (Cost $47,412,746)	49,709,286

	Money Market Fund - 0.1%
34,210	Invesco Premier Portfolio – Institutional Class, 0.07%(c) (Cost $34,210)	34,210

Total Investments (Cost $47,446,956)(d)-100.0%	$49,743,496
Other assets less liabilities-0.0%	9,062

Net Assets-100.0%	$49,752,558

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $47,583,321. The net unrealized appreciation was $2,160,175, which consisted of aggregate gross unrealized appreciation of $2,967,871 and aggregate gross unrealized depreciation of $807,696.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Consumer Discretionary - 10.5%
2,832	Aaron’s, Inc.	$104,727
639	Advance Auto Parts, Inc.	111,320
238	Amazon.com, Inc.(b)	127,604
1,288	AMC Networks, Inc., Class A(b)	108,475
3,266	Aramark	103,924
1,640	AutoNation, Inc.(b)	102,238
153	AutoZone, Inc.(b)	107,244
1,473	Bed Bath & Beyond, Inc.(b)	96,084
2,988	Best Buy Co., Inc.	96,482
1,725	BorgWarner, Inc.	85,750
1,783	Brinker International, Inc.	106,802
1,977	Brunswick Corp.	104,959
1,999	Cabela’s, Inc.(b)	88,816
98	Cable One, Inc.(b)	40,692
4,228	Cablevision Systems Corp., Class A	119,314
1,515	CarMax, Inc.(b)	97,733
2,110	Carnival Corp.	112,442
968	Carter’s, Inc.	98,165
1,792	CBS Corp., Class B	95,818
613	Charter Communications, Inc., Class A(b)	113,932
170	Chipotle Mexican Grill, Inc.(b)	126,179
1,919	Choice Hotels International, Inc.	97,217
2,480	Cinemark Holdings, Inc.	97,861
10,577	Clear Channel Outdoor Holdings, Inc., Class A	102,174
2,875	Coach, Inc.	89,700
1,719	Comcast Corp., Class A	107,283
2,522	CST Brands, Inc.	95,533
3,772	D.R. Horton, Inc.	111,991
1,501	Darden Restaurants, Inc.	110,714
1,175	Delphi Automotive PLC (United Kingdom)	91,744
1,985	Dick’s Sporting Goods, Inc.	101,195
953	Dillard’s, Inc., Class A	97,092
3,059	Discovery Communications, Inc., Class A(b)	101,008
1,475	DISH Network Corp., Class A(b)	95,300
1,330	Dollar General Corp.	106,892
1,549	Dollar Tree, Inc.(b)	120,868
916	Domino’s Pizza, Inc.	104,277
3,010	DSW, Inc., Class A	97,885
1,897	Dunkin’ Brands Group, Inc.	102,229
954	Expedia, Inc., Class A	115,854
5,300	Extended Stay America, Inc.	100,700
1,583	Foot Locker, Inc.	111,681
6,811	Ford Motor Co.	101,007
1,422	Fossil Group, Inc.(b)	97,762
2,352	GameStop Corp., Class A	107,839
1,710	Gannett Co., Inc.(b)	21,631
2,661	Gap, Inc. (The)	97,073
2,206	Garmin Ltd.	92,453
2,870	General Motors Co.	90,434
6,001	Gentex Corp.	96,496
1,129	Genuine Parts Co.	100,425
8,310	GNC Holdings, Inc., Class A	408,935
3,320	Goodyear Tire & Rubber Co. (The)	100,032
1,838	GoPro, Inc., Class A(b)	114,140
98	Graham Holdings Co., Class B	67,577
29,417	Groupon, Inc., Class A(b)	141,790
3,329	H&R Block, Inc.	110,822
3,034	Hanesbrands, Inc.	94,145

1,789	Harley-Davidson, Inc.	$104,299
822	Harman International Industries, Inc.	88,496
1,341	Hasbro, Inc.	105,590
3,708	Hilton Worldwide Holdings, Inc.(b)	99,560
931	Home Depot, Inc. (The)	108,955
1,790	Hyatt Hotels Corp., Class A(b)	99,936
5,652	International Game Technology PLC(b)	111,910
5,227	Interpublic Group of Cos., Inc. (The)	111,335
11,796	J.C. Penney Co., Inc.(b)	97,199
1,936	Jarden Corp.(b)	106,480
1,849	John Wiley & Sons, Inc., Class A	98,015
2,003	Johnson Controls, Inc.	91,257
4,169	Kate Spade & Co.(b)	83,880
1,630	Kohl’s Corp.	99,952
1,191	L Brands, Inc.	96,137
1,973	Las Vegas Sands Corp.	110,567
884	Lear Corp.	91,998
2,109	Leggett & Platt, Inc.	100,831
2,126	Lennar Corp., Class A	112,763
2,009	Liberty Broadband Corp., Series C(b)	107,542
3,592	Liberty Interactive Corp. QVC Group,
	Series A(b)	104,348
2,764	Liberty Media Corp., Series C(b)	104,203
2,510	Liberty Ventures, Series A(b)	104,115
2,756	Lions Gate Entertainment Corp.	107,980
3,575	Live Nation Entertainment, Inc.(b)	93,736
3,475	LKQ Corp.(b)	109,323
1,476	Lowe’s Cos., Inc.	102,375
1,514	Lululemon Athletica, Inc.(b)	95,170
1,488	Macy’s, Inc.	102,761

1,221	Madison Square Garden Co. (The), Class A(b)	101,831
1,343	Marriott International, Inc., Class A	97,515
3,887	Mattel, Inc.	90,217
1,073	McDonald’s Corp.	107,150
5,375	MGM Resorts International(b)	105,457
2,226	Michael Kors Holdings Ltd.(b)	93,470
3,868	Michaels Cos., Inc. (The)(b)	98,015
542	Mohawk Industries, Inc.(b)	109,262
975	Morningstar, Inc.	83,060
1,781	Murphy USA, Inc.(b)	97,528
1,080	Netflix, Inc.(b)	123,455
2,502	Newell Rubbermaid, Inc.	108,287
6,951	News Corp., Class A(b)	102,388
972	NIKE, Inc., Class B	111,994
1,370	Nordstrom, Inc.	104,545
1,848	Norwegian Cruise Line Holdings Ltd.(b)	115,352
79	NVR, Inc.(b)	117,713
11,433	Office Depot, Inc.(b)	91,464
1,451	Omnicom Group, Inc.	106,039
454	O’Reilly Automotive, Inc.(b)	109,101
584	Panera Bread Co., Class A(b)	119,206
1,961	Penske Automotive Group, Inc.	105,894
696	Polaris Industries, Inc.	95,394
91	Priceline Group, Inc. (The)(b)	113,165
5,129	PulteGroup, Inc.	106,273
906	PVH Corp.	105,132
747	Ralph Lauren Corp., Class A	94,040
4,857	Regal Entertainment Group, Class A	100,054
2,060	Ross Stores, Inc.	109,510
1,293	Royal Caribbean Cruises Ltd.	116,176
3,375	Sally Beauty Holdings, Inc.(b)	100,541
1,548	Scripps Networks Interactive, Inc., Class A	96,874
3,616	Sears Holdings Corp.(b)	77,925
3,467	Service Corp. International	105,778
2,909	ServiceMaster Global Holdings, Inc.(b)	112,666
782	Signet Jewelers Ltd.	94,794
26,988	Sirius XM Holdings, Inc.(b)	106,872
2,226	Six Flags Entertainment Corp.	103,821
926	Skechers U.S.A., Inc., Class A(b)	139,317
6,267	Staples, Inc.	92,188
1,927	Starbucks Corp.	111,631

Schedule of Investments(a)

1,260	Starwood Hotels & Resorts Worldwide, Inc.	$100,120
2,394	Starz, Class A(b)	96,837
1,230	Target Corp.	100,675
2,744	TEGNA, Inc.	79,933
1,581	Tempur Sealy International, Inc.(b)	119,445
389	Tesla Motors, Inc.(b)	103,532
1,953	Thomson Reuters Corp.	78,999
1,787	Thor Industries, Inc.	99,858
1,107	Tiffany & Co.	105,940
586	Time Warner Cable, Inc.	111,346
1,198	Time Warner, Inc.	105,472
1,542	TJX Cos., Inc. (The)	107,662
2,748	Toll Brothers, Inc.(b)	106,952
1,016	TopBuild Corp.(b)	29,220
1,125	Tractor Supply Co.	104,085
1,891	Tribune Media Co., Class A	95,477
1,154	TripAdvisor, Inc., Class A(b)	91,605
1,543	Tupperware Brands Corp.	90,219
3,117	Twenty-First Century Fox, Inc., Class A	107,505
670	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	111,240
1,224	Under Armour, Inc., Class A(b)	121,580
2,911	Urban Outfitters, Inc.(b)	94,957
1,463	VF Corp.	112,783
1,542	Viacom, Inc., Class B	87,894
2,242	Vista Outdoor, Inc.(b)	105,755
967	Visteon Corp.(b)	96,245
915	Walt Disney Co. (The)	109,800
9,161	Wendy’s Co. (The)	93,992
566	Whirlpool Corp.	100,595
1,282	Williams-Sonoma, Inc.	108,534
1,243	Wyndham Worldwide Corp.	102,572
1,038	Wynn Resorts Ltd.	107,153
1,136	Yum! Brands, Inc.	99,695

		16,669,943

	Consumer Staples - 11.8%
7,787	Altria Group, Inc.	423,457
7,332	Archer-Daniels-Midland Co.	347,683
14,881	Avon Products, Inc.	84,375
3,762	Brown-Forman Corp., Class B	407,838
4,118	Bunge Ltd.	328,822
7,890	Campbell Soup Co.	389,056
4,590	Church & Dwight Co., Inc.	396,255
3,582	Clorox Co. (The)	400,969
9,468	Coca-Cola Co. (The)	388,945
8,583	Coca-Cola Enterprises, Inc.	438,420
5,705	Colgate-Palmolive Co.	388,054
8,808	ConAgra Foods, Inc.	388,081
3,201	Constellation Brands, Inc., Class A	384,184
746	Costco Wholesale Corp.	108,394
3,275	Coty, Inc., Class A(b)	87,541
3,582	CVS Health Corp.	402,868
5,148	Dr Pepper Snapple Group, Inc.	412,973
2,759	Edgewell Personal Care Co.	264,064
2,729	Energizer Holdings, Inc.(b)	105,094
1,198	Estee Lauder Cos., Inc. (The), Class A	106,754
17,373	Flowers Foods, Inc.	376,299
6,757	General Mills, Inc.	393,325
5,565	Hain Celestial Group, Inc. (The)(b)	378,309
7,075	Herbalife Ltd.(b)	357,217
4,287	Hershey Co. (The)	398,219
6,578	Hormel Foods Corp.	389,483
4,616	Ingredion, Inc.	407,131
3,389	J.M. Smucker Co. (The)	378,517
6,023	Kellogg Co.	398,542
4,588	Keurig Green Mountain, Inc.	344,284
3,527	Kimberly-Clark Corp.	405,499
4,358	Kraft Heinz Co. (The)	346,330
10,408	Kroger Co. (The)	408,410
4,747	McCormick & Co., Inc.	389,302
4,113	Mead Johnson Nutrition Co.	363,548
5,292	Molson Coors Brewing Co., Class B	376,473
9,300	Mondelez International, Inc., Class A	419,709

2,866	Monster Beverage Corp.(b)	$440,074
2,105	Nu Skin Enterprises, Inc., Class A	83,463
3,999	PepsiCo, Inc.	385,304
4,699	Philip Morris International, Inc.	401,905
14,861	Pilgrim’s Pride Corp.	321,592
8,045	Pinnacle Foods, Inc.	361,623
4,790	Procter & Gamble Co. (The)	367,393
4,967	Reynolds American, Inc.	426,119
43,018	Rite Aid Corp.(b)	383,290
3,718	Spectrum Brands Holdings, Inc.	393,922
13,513	Sprouts Farmers Market, Inc.(b)	331,339
10,172	Sysco Corp.	369,345
8,648	Tyson Foods, Inc., Class A	383,539
4,390	Walgreens Boots Alliance, Inc.	424,206
1,434	Wal-Mart Stores, Inc.	103,219
7,577	WhiteWave Foods Co. (The)(b)	391,125
9,305	Whole Foods Market, Inc.	338,702

		18,690,584

	Energy - 9.1%
2,776	Anadarko Petroleum Corp.	206,396
6,347	Antero Resources Corp.(b)	174,606
3,866	Apache Corp.	177,295
3,621	Baker Hughes, Inc.	210,561
6,967	Cabot Oil & Gas Corp.	182,257
31,381	California Resources Corp.	132,742
4,163	Cameron International Corp.(b)	210,065
3,117	Cheniere Energy, Inc.(b)	214,980
19,249	Chesapeake Energy Corp.	166,696
2,277	Chevron Corp.	201,469
1,938	Cimarex Energy Co.	201,785
21,596	Cobalt International Energy, Inc.(b)	166,505
6,982	Columbia Pipeline Group, Inc.	203,735
1,819	Concho Resources, Inc.(b)	193,833
3,608	ConocoPhillips	181,627
9,492	CONSOL Energy, Inc.	156,808
5,138	Continental Resources, Inc.(b)	171,661
5,806	CVR Energy, Inc.	221,963
34,643	Denbury Resources, Inc.	136,493
3,702	Devon Energy Corp.	182,953
8,292	Diamond Offshore Drilling, Inc.	182,009
2,852	Diamondback Energy, Inc.(b)	191,940
3,024	Dril-Quip, Inc.(b)	176,632
3,295	Energen Corp.	181,884
10,030	Ensco PLC, Class A	166,297
2,569	EOG Resources, Inc.	198,301
17,338	EP Energy Corp., Class A(b)	145,119
2,697	EQT Corp.	207,264
2,700	Exxon Mobil Corp.	213,867
5,385	FMC Technologies, Inc.(b)	176,413
11,702	Frank’s International NV	189,455
4,470	Golar LNG Ltd. (Bermuda)	192,523
5,298	Gulfport Energy Corp.(b)	173,562
5,111	Halliburton Co.	213,589
3,127	Helmerich & Payne, Inc.	180,553
3,247	Hess Corp.	191,605
5,442	HollyFrontier Corp.	262,631
5,761	Kinder Morgan, Inc.	199,561
25,942	Kosmos Energy Ltd.(b)	186,782
15,951	Laredo Petroleum, Inc.(b)	136,700
8,534	Marathon Oil Corp.	179,299
4,397	Marathon Petroleum Corp.	240,384
11,724	Memorial Resource Development Corp.(b)	179,377
5,283	Murphy Oil Corp.	173,230
15,747	Nabors Industries Ltd.	182,823
4,634	National Oilwell Varco, Inc.	195,230
5,995	Newfield Exploration Co.(b)	196,576
14,688	Noble Corp. PLC	175,522
5,071	Noble Energy, Inc.	178,651
2,879	Occidental Petroleum Corp.	202,106
4,807	Oceaneering International, Inc.	192,376
5,590	ONEOK, Inc.	211,246
11,347	Patterson-UTI Energy, Inc.	187,055

Schedule of Investments(a)

7,851	PBF Energy, Inc., Class A	$247,856
2,846	Phillips 66	226,257
1,603	Pioneer Natural Resources Co.	203,212
11,869	QEP Resources, Inc.	164,742
4,518	Range Resources Corp.	177,738
10,267	Rice Energy, Inc.(b)	185,319
10,613	Rowan Cos. PLC, Class A	182,862
15,792	RPC, Inc.	194,242
2,599	Schlumberger Ltd.	215,249
20,806	Seadrill Ltd. (Norway)	185,381
4,809	SM Energy Co.	178,270
9,338	Southwestern Energy Co.(b)	173,687
6,798	Spectra Energy Corp.	205,707
10,633	Superior Energy Services, Inc.	180,761
2,429	Targa Resources Corp.	214,845
2,956	Teekay Corp. (Bermuda)	105,854
2,628	Tesoro Corp.	255,810
3,753	Valero Energy Corp.	246,197
16,995	Weatherford International PLC(b)	181,507
6,339	Whiting Petroleum Corp.(b)	129,886
3,849	Williams Cos., Inc. (The)	201,996
4,573	World Fuel Services Corp.	185,892
17,035	WPX Energy, Inc.(b)	148,205

		14,346,467

	Financials - 10.6%
722	ACE Ltd.	78,532
338	Affiliated Managers Group, Inc.(b)	70,270
1,223	Aflac, Inc.	78,333
839	Alexandria Real Estate Equities, Inc. REIT	77,784
162	Alleghany Corp.(b)	78,753
1,757	Allied World Assurance Co. Holdings AG	74,251
1,157	Allstate Corp. (The)	79,775
3,259	Ally Financial, Inc.(b)	74,207
1,982	American Campus Communities, Inc. REIT	73,968
3,888	American Capital Agency Corp. REIT	74,883
945	American Express Co.	71,877
1,154	American Financial Group, Inc.	79,568
4,632	American Homes 4 Rent, Class A REIT	76,660
1,215	American International Group, Inc.	77,906
740	American National Insurance Co.	79,143
797	American Tower Corp. REIT	75,803
593	Ameriprise Financial, Inc.	74,522
1,183	AmTrust Financial Services, Inc.	82,230
7,750	Annaly Capital Management, Inc. REIT	77,113
739	Aon PLC	74,469
2,053	Apartment Investment & Management Co., Class A REIT	80,231
4,095	Apple Hospitality REIT, Inc. REIT	74,283
1,145	Arch Capital Group Ltd.(b)	81,707
1,569	Arthur J. Gallagher & Co.	74,418
1,616	Artisan Partners Asset Management, Inc., Class A	77,164
1,575	Aspen Insurance Holdings Ltd.	75,742
3,714	Associated Banc-Corp.	73,203
1,120	Assurant, Inc.	83,552
2,604	Assured Guaranty Ltd.	63,694
473	AvalonBay Communities, Inc. REIT	81,517
1,393	Axis Capital Holdings Ltd.	80,181
4,348	Bank of America Corp.	77,742
1,132	Bank of Hawaii Corp.	76,376
1,763	Bank of New York Mellon Corp. (The)	76,514
2,123	BankUnited, Inc.	77,532
1,852	BB&T Corp.	74,580
542	Berkshire Hathaway, Inc., Class B(b)	77,365
3,873	BioMed Realty Trust, Inc. REIT	83,424
214	BlackRock, Inc.	71,973
1,093	BOK Financial Corp.	72,641
615	Boston Properties, Inc. REIT	75,817
5,556	Brandywine Realty Trust REIT	76,506
3,254	Brixmor Property Group, Inc. REIT	79,625
2,282	Brown & Brown, Inc.	76,333
1,017	Camden Property Trust REIT	80,984

865	Capital One Financial Corp.	$70,325
4,613	CBL & Associates Properties, Inc. REIT	75,376
1,328	CBOE Holdings, Inc.	82,309
2,057	CBRE Group, Inc., Class A(b)	78,104
2,293	Charles Schwab Corp. (The)	79,980
5,243	Chimera Investment Corp. REIT	74,608
781	Chubb Corp. (The)	97,102
1,490	Cincinnati Financial Corp.	82,263
1,610	CIT Group, Inc.	75,734
1,340	Citigroup, Inc.	78,336
2,727	Citizens Financial Group, Inc.	71,093
833	City National Corp.	74,895
809	CME Group, Inc., Class A	77,696
1,948	CNA Financial Corp.	77,180
3,008	Columbia Property Trust, Inc. REIT	72,673
1,465	Comerica, Inc.	69,485
1,616	Commerce Bancshares, Inc.	76,097
2,791	Communications Sales & Leasing, Inc.
	REIT	58,192
3,077	Corporate Office Properties Trust REIT	71,171
2,282	Corrections Corp. of America REIT	80,258
326	Credit Acceptance Corp.(b)	78,308
926	Crown Castle International Corp. REIT	75,849
975	Cullen/Frost Bankers, Inc.	70,639
4,796	DDR Corp. REIT	78,175
1,149	Digital Realty Trust, Inc. REIT	73,846
1,290	Discover Financial Services	71,995
2,732	Douglas Emmett, Inc. REIT	80,075
4,029	Duke Realty Corp. REIT	81,265
2,468	E*TRADE Financial Corp.(b)	70,141
1,674	East West Bancorp, Inc.	74,928
1,862	Eaton Vance Corp.	71,426
4,347	Empire State Realty Trust, Inc., Class A
	REIT	77,290
1,155	Endurance Specialty Holdings Ltd.
	(Bermuda)	80,261
299	Equinix, Inc. REIT	83,394
2,954	Equity Commonwealth REIT(b)	77,395
1,435	Equity Lifestyle Properties, Inc. REIT	83,058
1,071	Equity Residential REIT	80,122
923	Erie Indemnity Co., Class A	79,664
357	Essex Property Trust, Inc. REIT	80,293
416	Everest Re Group Ltd.	76,178
1,143	Extra Space Storage, Inc. REIT	84,033
585	Federal Realty Investment Trust REIT	80,022
2,199	Federated Investors, Inc., Class B	74,128
3,545	Fifth Third Bancorp	74,693
4,825	First Horizon National Corp.	76,476
7,857	First Niagara Financial Group, Inc.	76,291
1,197	First Republic Bank	76,357
2,048	FNF Group	80,056
3,332	Forest City Enterprises, Inc., Class A(b)	77,802
1,501	Franklin Resources, Inc.	68,371
2,049	Gaming and Leisure Properties, Inc. REIT	67,105
2,893	General Growth Properties, Inc. REIT	78,516
9,517	Genworth Financial, Inc., Class A(b)	66,714
352	Goldman Sachs Group, Inc. (The)	72,185
1,030	Hanover Insurance Group, Inc. (The)	83,276
1,804	Hartford Financial Services Group, Inc.
	(The)	85,780
998	HCC Insurance Holdings, Inc.	77,006
2,058	HCP, Inc. REIT	79,521
1,145	Health Care REIT, Inc. REIT	79,429
3,136	Healthcare Trust of America, Inc., Class A REIT	78,808
1,044	Home Properties, Inc. REIT	76,943
2,598	Hospitality Properties Trust REIT	71,237
3,784	Host Hotels & Resorts, Inc. REIT	73,334
525	Howard Hughes Corp. (The)(b)	71,379
7,576	Hudson City Bancorp, Inc.	78,109
6,582	Huntington Bancshares, Inc.	76,812
1,834	Interactive Brokers Group, Inc., Class A	73,635

Schedule of Investments(a)

335	Intercontinental Exchange, Inc.	$76,393
1,963	Invesco Ltd.(c)	75,772
2,359	Iron Mountain, Inc. REIT	70,888
450	Jones Lang LaSalle, Inc.	80,118
1,102	JPMorgan Chase & Co.	75,520
4,907	KeyCorp	72,820
1,100	Kilroy Realty Corp. REIT	77,935
3,290	Kimco Realty Corp. REIT	81,296
1,784	Lamar Advertising Co., Class A REIT	107,129
1,328	Lazard Ltd., Class A	73,584
1,451	Legg Mason, Inc.	71,592
3,147	Leucadia National Corp.	74,017
2,231	Liberty Property Trust REIT	75,921
1,251	Lincoln National Corp.	70,456
1,942	Loews Corp.	74,010
1,612	LPL Financial Holdings, Inc.	76,006
600	M&T Bank Corp.	78,690
1,003	Macerich Co. (The) REIT	79,397
96	Markel Corp.(b)	85,416
1,301	Marsh & McLennan Cos., Inc.	75,380
731	McGraw Hill Financial, Inc.	74,379
1,340	Mercury General Corp.	75,643
1,333	MetLife, Inc.	74,301
9,771	MFA Financial, Inc. REIT	73,576
1,036	Mid-America Apartment Communities, Inc. REIT	83,232
701	Moody’s Corp.	77,411
1,912	Morgan Stanley	74,262
1,220	MSCI, Inc.	83,155
1,519	NASDAQ OMX Group, Inc. (The)	77,515
2,152	National Retail Properties, Inc. REIT	79,990
4,021	Navient Corp.	63,130
4,116	New York Community Bancorp, Inc.	78,327
982	Northern Trust Corp.	75,113
3,834	Northstar Asset Management Group, Inc.	70,239
4,621	NorthStar Realty Finance Corp. REIT	73,936
4,734	Old Republic International Corp.	79,200
2,171	OMEGA Healthcare Investors, Inc. REIT	78,720
3,968	Outfront Media, Inc. REIT	99,716
1,592	PacWest Bancorp	73,694
4,364	Paramount Group, Inc. REIT	77,985
593	PartnerRe Ltd.	80,624
4,684	People’s United Financial, Inc.	76,209
4,333	Piedmont Office Realty Trust, Inc., Class A REIT	78,904
1,855	Plum Creek Timber Co., Inc. REIT	76,055
775	PNC Financial Services Group, Inc. (The)	76,090
2,257	Popular, Inc.(b)	69,109
1,407	Post Properties, Inc. REIT	80,115
1,443	Principal Financial Group, Inc.	80,101
1,640	ProAssurance Corp.	79,196
2,704	Progressive Corp. (The)	82,472
1,980	Prologis, Inc. REIT	80,408
841	Prudential Financial, Inc.	74,311
411	Public Storage REIT	84,329
1,258	Raymond James Financial, Inc.	74,222
2,955	Rayonier, Inc. REIT	72,693
1,650	Realogy Holdings Corp.(b)	75,108
1,704	Realty Income Corp. REIT	82,286
1,254	Regency Centers Corp. REIT	80,218
7,139	Regions Financial Corp.	74,174
787	Reinsurance Group of America, Inc.	75,961
732	RenaissanceRe Holdings Ltd.	78,544
5,296	Retail Properties of America, Inc., Class A REIT	77,110
2,899	Santander Consumer USA Holdings, Inc.(b)	70,098
1,521	SEI Investments Co.	81,085
4,239	Senior Housing Properties Trust REIT	73,208
521	Signature Bank(b)	75,852
440	Simon Property Group, Inc. REIT	82,377
674	SL Green Realty Corp. REIT	77,604
7,482	SLM Corp.(b)	68,311

7,399	Spirit Realty Capital, Inc. REIT	$75,100
1,600	Springleaf Holdings, Inc.(b)	80,816
980	StanCorp Financial Group, Inc.	111,740
3,366	Starwood Property Trust, Inc. REIT	73,244
965	State Street Corp.	73,880
1,730	SunTrust Banks, Inc.	76,708
517	SVB Financial Group(b)	73,983
2,329	Synchrony Financial(b)	80,024
2,495	Synovus Financial Corp.	78,642
973	T. Rowe Price Group, Inc.	75,048
2,334	Tanger Factory Outlet Centers, Inc. REIT	75,808
1,052	Taubman Centers, Inc. REIT	78,690
4,476	TCF Financial Corp.	73,675
2,019	TD Ameritrade Holding Corp.	74,158
4,767	TFS Financial Corp.	80,372
1,303	Torchmark Corp.	80,278
768	Travelers Cos., Inc. (The)	81,500
7,364	Two Harbors Investment Corp. REIT	75,260
1,707	U.S. Bancorp	77,173
2,356	UDR, Inc. REIT	79,656
2,069	Unum Group	74,153
1,703	Validus Holdings Ltd.	78,934
1,209	Ventas, Inc. REIT	81,112
9,025	VEREIT, Inc. REIT	79,059
777	Vornado Realty Trust REIT	75,796
1,598	Voya Financial, Inc.	75,026
1,451	W.R. Berkley Corp.	80,850
1,558	Waddell & Reed Financial, Inc., Class A	69,970
2,305	Weingarten Realty Investors REIT	81,090
1,330	Wells Fargo & Co.	76,967
2,377	Weyerhaeuser Co. REIT	72,950
113	White Mountains Insurance Group Ltd.	79,778
1,242	WP Carey, Inc. REIT	75,998
5,560	WP GLIMCHER, Inc. REIT	75,282
2,008	XL Group PLC	76,344
2,373	Zions Bancorporation	74,014

		16,714,064

	Health Care - 11.9%
3,474	Abbott Laboratories	176,097
2,468	AbbVie, Inc.	172,785
2,255	Acadia Healthcare Co., Inc.(b)	179,904
1,351	Aetna, Inc.	152,622
4,375	Agilent Technologies, Inc.	179,156
1,680	Agios Pharmaceuticals, Inc.(b)	185,102
3,752	Akorn, Inc.(b)	173,005
3,323	Alere, Inc.(b)	161,531
907	Alexion Pharmaceuticals, Inc.(b)	179,078
2,745	Align Technology, Inc.(b)	172,111
2,590	Alkermes PLC(b)	181,352
557	Allergan PLC(b)	184,451
11,992	Allscripts Healthcare Solutions, Inc.(b)	173,404
1,317	Alnylam Pharmaceuticals, Inc.(b)	167,825
1,564	AmerisourceBergen Corp.	165,393
1,069	Amgen, Inc.	188,775
1,018	Anthem, Inc.	157,047
1,472	athenahealth, Inc.(b)	206,021
2,444	Baxalta, Inc.(b)	80,236
2,444	Baxter International, Inc.	97,956
1,207	Becton, Dickinson and Co.	183,645
419	Biogen, Inc.(b)	133,569
1,247	BioMarin Pharmaceutical, Inc.(b)	182,399
1,172	Bio-Rad Laboratories, Inc., Class A(b)	176,667
1,710	Bio-Techne Corp.	187,040
991	Bluebird Bio, Inc.(b)	164,338
9,631	Boston Scientific Corp.(b)	167,002
2,566	Bristol-Myers Squibb Co.	168,432
4,797	Brookdale Senior Living, Inc.(b)	158,925
8,166	Bruker Corp.(b)	171,894
1,003	C.R. Bard, Inc.	197,240
1,951	Cardinal Health, Inc.	165,796
1,439	Celgene Corp.(b)	188,869
2,165	Centene Corp.(b)	151,831

Schedule of Investments(a)

2,480	Cerner Corp.(b)	$177,866
2,315	Charles River Laboratories International, Inc.(b)	179,690
1,062	Cigna Corp.	152,992
3,072	Community Health Systems, Inc.(b)	179,743
975	Cooper Cos., Inc. (The)	172,575
2,120	DaVita HealthCare Partners, Inc.(b)	167,544
3,271	DENTSPLY International, Inc.	186,153
2,231	DexCom, Inc.(b)	188,854
1,197	Edwards Lifesciences Corp.(b)	182,136
2,094	Eli Lilly & Co.	176,964
2,072	Endo International PLC(b)	181,383
4,512	Envision Healthcare Holdings, Inc.(b)	202,138
1,904	Express Scripts Holding Co.(b)	171,493
1,414	Gilead Sciences, Inc.	166,654
2,059	HCA Holdings, Inc.(b)	191,508
2,694	Health Net, Inc.(b)	180,121
1,186	Henry Schein, Inc.(b)	175,504
3,053	Hill-Rom Holdings, Inc.	171,060
4,571	Hologic, Inc.(b)	190,428
1,951	Hospira, Inc.(b)	174,517
912	Humana, Inc.	166,066
2,635	IDEXX Laboratories, Inc.(b)	191,644
785	Illumina, Inc.(b)	172,150
4,942	IMS Health Holdings, Inc.(b)	163,827
1,584	Incyte Corp.(b)	165,180
5,577	Inovalon Holdings, Inc., Class A(b)	134,740
659	Intercept Pharmaceuticals, Inc.(b)	173,851
3,487	Intrexon Corp.(b)	227,527
348	Intuitive Surgical, Inc.(b)	185,543
2,700	Isis Pharmaceuticals, Inc.(b)	148,311
947	Jazz Pharmaceuticals PLC(b)	182,051
1,731	Johnson & Johnson	173,463
3,374	Juno Therapeutics, Inc.(b)	165,056
1,441	Laboratory Corp. of America Holdings(b)	183,425
2,197	LifePoint Health, Inc.(b)	182,043
1,402	Mallinckrodt PLC(b)	173,792
745	McKesson Corp.	164,325
1,488	Medivation, Inc.(b)	156,731
2,343	MEDNAX, Inc.(b)	198,312
2,273	Medtronic PLC	178,180
2,938	Merck & Co., Inc.	173,224
394	Mettler-Toledo International, Inc.(b)	133,014
2,443	Mylan NV(b)	136,784
1,835	Omnicare, Inc.	177,720
11,072	OPKO Health, Inc.(b)	181,249
3,519	Patterson Cos., Inc.	176,513
3,213	PerkinElmer, Inc.	170,032
913	Perrigo Co. PLC	175,479
5,024	Pfizer, Inc.	181,165
4,554	Premier, Inc., Class A(b)	162,851
1,364	Puma Biotechnology, Inc.(b)	123,578
6,933	QIAGEN NV(b)	193,985
2,417	Quest Diagnostics, Inc.	178,399
2,350	Quintiles Transnational Holdings, Inc.(b)	180,292
913	Receptos, Inc.(b)	208,036
337	Regeneron Pharmaceuticals, Inc.(b)	186,583
3,055	ResMed, Inc.	177,037
3,494	Seattle Genetics, Inc.(b)	167,258
1,702	Sirona Dental Systems, Inc.(b)	176,634
2,294	St. Jude Medical, Inc.	169,343
1,793	Stryker Corp.	183,370
1,276	Teleflex, Inc.	170,971
3,358	Tenet Healthcare Corp.(b)	189,055
1,337	Thermo Fisher Scientific, Inc.	186,552
929	United Therapeutics Corp.(b)	157,335
1,410	UnitedHealth Group, Inc.	171,174
1,287	Universal Health Services, Inc., Class B	186,911
1,989	Varian Medical Systems, Inc.(b)	171,193
3,161	VCA, Inc.(b)	194,496
6,109	Veeva Systems, Inc., Class A(b)	164,454
1,315	Vertex Pharmaceuticals, Inc.(b)	177,525

6,442	VWR Corp.(b)	$172,581
1,001	Waters Corp.(b)	133,623
1,546	Zimmer Biomet Holdings, Inc.	160,892
3,422	Zoetis, Inc.	167,610

		18,803,956

	Industrials - 12.5%
847	3M Co.	128,185
1,832	A.O. Smith Corp.	131,574
1,363	Acuity Brands, Inc.	274,222
3,853	ADT Corp. (The)	133,044
3,831	AECOM(b)	118,110
2,462	AGCO Corp.	135,435
3,716	Air Lease Corp.	131,361
2,045	Alaska Air Group, Inc.	154,909
2,190	Allegion PLC	138,452
4,467	Allison Transmission Holdings, Inc.	130,347
318	AMERCO	114,280
3,175	American Airlines Group, Inc.	127,317
2,474	AMETEK, Inc.	131,246
4,626	Armstrong World Industries, Inc.(b)	270,621
2,109	Avis Budget Group, Inc.(b)	91,594
2,345	B/E Aerospace, Inc.	114,225
2,056	Babcock & Wilcox Enterprises, Inc.(b)	40,544
953	Boeing Co. (The)	137,394
4,116	BWX Technologies, Inc.	101,089
2,121	C.H. Robinson Worldwide, Inc.	148,788
1,332	Carlisle Cos., Inc.	134,878
1,531	Caterpillar, Inc.	120,383
2,505	Chicago Bridge & Iron Co. NV	133,116
1,550	Cintas Corp.	132,525
2,453	Clean Harbors, Inc.(b)	121,473
2,841	Colfax Corp.(b)	108,356
1,569	Copa Holdings SA, Class A (Panama)	118,507
3,767	Copart, Inc.(b)	135,725
6,067	Covanta Holding Corp.	119,763
2,206	Crane Co.	117,359
3,880	CSX Corp.	121,366
997	Cummins, Inc.	129,141
1,579	Danaher Corp.	144,573
1,450	Deere & Co.	137,126
3,150	Delta Air Lines, Inc.	139,671
3,756	Donaldson Co., Inc.	126,202
1,864	Dover Corp.	119,426
599	Dun & Bradstreet Corp. (The)	74,737
1,923	Eaton Corp. PLC	116,495
2,338	Emerson Electric Co.	120,991
769	Equifax, Inc.	78,538
2,824	Expeditors International of Washington, Inc.	132,361
5,894	Fastenal Co.	246,723
772	FedEx Corp.	132,336
2,500	Flowserve Corp.	117,475
2,413	Fluor Corp.	112,808
2,238	Fortune Brands Home & Security, Inc.	106,864
2,355	GATX Corp.	124,909
944	General Dynamics Corp.	140,760
4,913	General Electric Co.	128,229
1,681	Genesee & Wyoming, Inc., Class A(b)	119,721
1,881	Graco, Inc.	134,473
3,809	HD Supply Holdings, Inc.(b)	136,362
5,032	Hertz Global Holdings, Inc.(b)	85,494
4,971	Hexcel Corp.	257,945
1,295	Honeywell International, Inc.	136,040
1,222	Hubbell, Inc., Class B	127,589
1,134	Huntington Ingalls Industries, Inc.	133,143
1,692	IDEX Corp.	128,643
1,030	IHS, Inc., Class A(b)	128,781
1,451	Illinois Tool Works, Inc.	129,821
3,702	Ingersoll-Rand PLC	227,303
3,184	ITT Corp.	120,992
1,555	J.B. Hunt Transport Services, Inc.	130,807
3,085	Jacobs Engineering Group, Inc.(b)	129,940

Schedule of Investments(a)

6,407	JetBlue Airways Corp.(b)	$147,233
3,486	Joy Global, Inc.	92,065
1,426	Kansas City Southern	141,445
2,714	KAR Auction Services, Inc.	105,656
6,570	KBR, Inc.	114,778
3,831	Kennametal, Inc.	121,404
1,694	Kirby Corp.(b)	122,663
1,168	L-3 Communications Holdings, Inc.	134,857
1,991	Landstar System, Inc.	143,412
2,310	Lennox International, Inc.	272,742
2,118	Lincoln Electric Holdings, Inc.	128,245
707	Lockheed Martin Corp.	146,420
1,564	Macquarie Infrastructure Corp.	132,831
6,714	Manitowoc Co., Inc. (The)	118,636
1,478	Manpowergroup, Inc.	133,729
9,164	Masco Corp.	241,838
1,207	Middleby Corp. (The)(b)	148,099
1,944	MSC Industrial Direct Co., Inc., Class A	138,529
2,278	Nielsen NV	110,392
1,690	Nordson Corp.	125,246
1,466	Norfolk Southern Corp.	123,628
824	Northrop Grumman Corp.	142,560
10,329	NOW, Inc.(b)	179,725
1,908	Old Dominion Freight Line, Inc.(b)	139,570
1,780	Orbital ATK, Inc.	126,291
2,958	Oshkosh Corp.	108,085
6,064	Owens Corning	271,970
2,080	PACCAR, Inc.	134,867
1,091	Pall Corp.	137,957
1,138	Parker Hannifin Corp.	128,310
2,153	Pentair PLC (United Kingdom)	130,924
6,113	Pitney Bowes, Inc.	127,884
1,209	Precision Castparts Corp.	235,658
4,473	Quanta Services, Inc.(b)	123,544
7,215	R.R. Donnelley & Sons Co.	126,623
1,348	Raytheon Co.	147,053
1,812	Regal Beloit Corp.	125,807
3,372	Republic Services, Inc.	143,411
2,380	Robert Half International, Inc.	130,971
1,080	Rockwell Automation, Inc.	126,122
1,427	Rockwell Collins, Inc.	120,753
5,032	Rollins, Inc.	145,928
772	Roper Technologies, Inc.	129,132
1,451	Ryder System, Inc.	131,345
845	Snap-on, Inc.	139,256
3,917	SolarCity Corp.(b)	227,186
3,923	Southwest Airlines Co.	142,013
2,409	Spirit Aerosystems Holdings, Inc., Class A(b)	135,627
2,070	Spirit Airlines, Inc.(b)	123,827
1,871	SPX Corp.	122,382
1,260	Stanley Black & Decker, Inc.	132,917
985	Stericycle, Inc.(b)	138,855
5,470	Terex Corp.	121,215
2,936	Textron, Inc.	128,303
6,765	Timken Co. (The)	225,816
1,966	Toro Co. (The)	134,337
963	Towers Watson & Co., Class A	122,089
590	TransDigm Group, Inc.(b)	133,517
4,461	Trinity Industries, Inc.	130,529
1,983	Triumph Group, Inc.	106,785
3,396	Tyco International PLC	129,014
1,338	Union Pacific Corp.	130,575
2,450	United Continental Holdings, Inc.(b)	138,156
1,343	United Parcel Service, Inc., Class B	137,469
1,462	United Rentals, Inc.(b)	97,939
1,173	United Technologies Corp.	117,664
9,102	USG Corp.(b)	281,980
2,077	Valmont Industries, Inc.	231,025
1,813	Verisk Analytics, Inc.(b)	141,613
556	W.W. Grainger, Inc.	127,163
837	WABCO Holdings, Inc.(b)	103,344

1,362	Wabtec Corp.	$137,821
2,800	Waste Connections, Inc.	140,364
2,858	Waste Management, Inc.	146,130
2,058	Watsco, Inc.	263,918
1,850	WESCO International, Inc.(b)	113,516
3,626	Xylem, Inc.	125,206

		19,758,496

	Information Technology - 12.8%
7,276	3D Systems Corp.(b)	95,752
1,377	Accenture PLC, Class A	141,982
6,214	Activision Blizzard, Inc.	160,259
1,888	Adobe Systems, Inc.(b)	154,797
2,204	Akamai Technologies, Inc.(b)	169,069
257	Alliance Data Systems Corp.(b)	70,685
3,071	Altera Corp.	152,506
2,812	Amdocs Ltd.	164,924
2,731	Amphenol Corp., Class A	154,056
2,337	Analog Devices, Inc.	136,317
1,717	ANSYS, Inc.(b)	161,656
1,241	Apple, Inc.	150,533
7,896	Applied Materials, Inc.	137,075
1,824	Arista Networks, Inc.(b)	154,073
4,807	ARRIS Group, Inc.(b)	148,632
2,616	Arrow Electronics, Inc.(b)	152,120
15,229	Atmel Corp.	126,096
2,933	Autodesk, Inc.(b)	148,351
1,596	Automatic Data Processing, Inc.	127,313
1,116	Avago Technologies Ltd. (Singapore)	139,656
3,625	Avnet, Inc.	151,271
5,223	Black Knight Financial Services, Inc., Class A(b)	170,165
5,122	Booz Allen Hamilton Holding Corp., Class A	142,033
2,956	Broadcom Corp., Class A	149,603
1,469	Broadridge Financial Solutions, Inc.	79,723
12,315	Brocade Communications Systems, Inc.	126,352
5,123	CA, Inc.	149,259
7,862	Cadence Design Systems, Inc.(b)	164,866
2,840	CDK Global, Inc.	146,658
4,260	CDW Corp.	153,062
5,488	Cisco Systems, Inc.	155,969
2,183	Citrix Systems, Inc.(b)	165,057
3,219	Cognex Corp.	145,724
2,491	Cognizant Technology Solutions Corp., Class A(b)	157,182
4,946	CommScope Holding, Inc.(b)	155,156
2,342	Computer Sciences Corp.	153,237
2,006	CoreLogic, Inc.(b)	79,117
7,516	Corning, Inc.	140,399
661	CoStar Group, Inc.(b)	133,053
5,079	Cree, Inc.(b)	125,197
12,441	Cypress Semiconductor Corp.(b)	142,823
3,828	Dolby Laboratories, Inc., Class A	134,554
1,257	DST Systems, Inc.	137,202
1,681	eBay, Inc.(b)	47,270
3,115	EchoStar Corp., Class A(b)	144,598
2,377	Electronic Arts, Inc.(b)	170,074
5,740	EMC Corp.	154,349
1,237	F5 Networks, Inc.(b)	165,931
1,816	Facebook, Inc., Class A(b)	170,722
463	FactSet Research Systems, Inc.	76,701
1,196	Fidelity National Information Services, Inc.	78,254
2,985	FireEye, Inc.(b)	132,803
4,420	First Solar, Inc.(b)	195,806
896	Fiserv, Inc.(b)	77,827
480	FleetCor Technologies, Inc.(b)	74,314
4,355	FLIR Systems, Inc.	134,090
3,651	Fortinet, Inc.(b)	174,299
3,768	Freescale Semiconductor Ltd.(b)	150,230
1,770	Gartner, Inc.(b)	156,769
6,198	Genpact Ltd.(b)	137,658
720	Global Payments, Inc.	80,705

Schedule of Investments(a)

4,954	GoDaddy, Inc., Class A(b)	$140,892
293	Google, Inc., Class C(b)	183,304
1,991	Harris Corp.	165,134
4,995	Hewlett-Packard Co.	152,447
3,306	HomeAway, Inc.(b)	99,312
2,005	IAC/InterActiveCorp.	154,906
3,259	Informatica Corp.(b)	158,127
5,791	Ingram Micro, Inc., Class A(b)	157,689
4,912	Intel Corp.	142,202
947	International Business Machines Corp.	153,405
1,514	Intuit, Inc.	160,136
1,684	IPG Photonics Corp.(b)	155,298
6,975	Jabil Circuit, Inc.	141,244
1,168	Jack Henry & Associates, Inc.	81,596
5,808	Juniper Networks, Inc.	165,063
4,113	Keysight Technologies, Inc.(b)	125,611
11,262	King Digital Entertainment PLC (Ireland)	174,899
2,752	KLA-Tencor Corp.	145,994
1,885	Lam Research Corp.	144,900
3,741	Leidos Holdings, Inc.	152,633
4,640	LendingClub Corp.(b)	67,326
2,981	Lexmark International, Inc., Class A	101,324
3,385	Linear Technology Corp.	138,785
726	LinkedIn Corp., Class A(b)	147,567
10,877	Marvell Technology Group Ltd.	135,310
804	MasterCard, Inc., Class A	78,310
4,449	Maxim Integrated Products, Inc.	151,444
3,139	Microchip Technology, Inc.	134,475
6,434	Micron Technology, Inc.(b)	119,093
3,452	Microsoft Corp.	161,208
2,685	Motorola Solutions, Inc.	161,530
4,309	National Instruments Corp.	124,789
4,664	NCR Corp.(b)	128,447
4,570	NetApp, Inc.	142,355
1,640	NetSuite, Inc.(b)	162,098
8,683	Nuance Communications, Inc.(b)	157,423
7,438	NVIDIA Corp.	148,388
12,528	ON Semiconductor Corp.(b)	133,047
3,790	Oracle Corp.	151,373
872	Palo Alto Networks, Inc.(b)	162,044
6,275	Pandora Media, Inc.(b)	109,938
2,771	Paychex, Inc.	128,574
1,681	PayPal Holdings, Inc.(b)	65,055
3,728	PTC, Inc.(b)	135,513
1,848	Qorvo, Inc.(b)	107,092
2,354	QUALCOMM, Inc.	151,574
4,124	Rackspace Hosting, Inc.(b)	140,340
1,981	Red Hat, Inc.(b)	156,657
6,409	Sabre Corp.	170,479
2,128	salesforce.com, inc.(b)	155,982
2,443	SanDisk Corp.	147,288
1,955	ServiceNow, Inc.(b)	157,377
1,433	Skyworks Solutions, Inc.	137,095
3,423	SolarWinds, Inc.(b)	136,543
3,311	Solera Holdings, Inc.	121,149
2,163	Splunk, Inc.(b)	151,280
2,450	SS&C Technologies Holdings, Inc.	166,673
4,908	SunEdison, Inc.(b)	114,258
7,065	SunPower Corp.(b)	190,967
6,510	Symantec Corp.	148,037
3,132	Synopsys, Inc.(b)	159,231
1,292	Tableau Software, Inc., Class A(b)	135,324
4,152	Teradata Corp.(b)	154,081
7,696	Teradyne, Inc.	148,225
2,875	Texas Instruments, Inc.	143,692
1,810	Total System Services, Inc.	83,658
5,718	Trimble Navigation Ltd.(b)	132,086
4,469	Twitter, Inc.(b)	138,584
937	Ultimate Software Group, Inc. (The)(b)	172,605
1,930	Vantiv, Inc., Class A(b)	84,920
4,400	VeriFone Systems, Inc.(b)	141,592
2,469	VeriSign, Inc.(b)	175,151

12,419	Viavi Solutions, Inc.(b)	$137,727
1,108	Visa, Inc., Class A	83,477
1,743	VMware, Inc., Class A(b)	155,354
1,790	Western Digital Corp.	154,047
3,585	Western Union Co. (The)	72,560
654	WEX, Inc.(b)	66,734
1,951	Workday, Inc., Class A(b)	164,528
12,023	Xerox Corp.	132,493
3,419	Xilinx, Inc.	142,743
3,889	Yahoo!, Inc.(b)	142,610
3,424	Yelp, Inc., Class A(b)	90,394
1,150	Zebra Technologies Corp., Class A(b)	123,774
824	Zillow Group, Inc., Class A(b)	67,156
53,249	Zynga, Inc., Class A(b)	132,058

		20,213,717

	Materials - 8.8%
1,756	Air Products & Chemicals, Inc.	250,248
2,353	Airgas, Inc.	240,053
4,328	Albemarle Corp.	234,578
21,463	Alcoa, Inc.	211,840
7,794	Allegheny Technologies, Inc.	166,168
3,910	AptarGroup, Inc.	265,059
1,990	Ashland, Inc.	227,497
2,187	Avery Dennison Corp.	133,079
7,086	Axalta Coating Systems Ltd.(b)	225,406
3,517	Ball Corp.	238,593
5,411	Bemis Co., Inc.	241,168
6,113	Cabot Corp.	215,055
3,519	Celanese Corp., Series A	231,972
3,979	CF Industries Holdings, Inc.	235,557
735	Chemours Co. (The)	8,026
3,069	Compass Minerals International, Inc.	245,520
4,619	Crown Holdings, Inc.(b)	237,925
4,057	Cytec Industries, Inc.	301,151
5,879	Domtar Corp.	239,040
4,716	Dow Chemical Co. (The)	221,935
3,688	E.I. du Pont de Nemours & Co.	205,643
3,218	Eagle Materials, Inc.	248,237
3,072	Eastman Chemical Co.	240,845
2,174	Ecolab, Inc.	251,771
4,593	FMC Corp.	222,944
12,538	Freeport-McMoRan, Inc.	147,321
18,065	Graphic Packaging Holding Co.	272,781
10,729	Huntsman Corp.	203,851
2,252	International Flavors & Fragrances, Inc.	260,309
5,171	International Paper Co.	247,536
2,426	LyondellBasell Industries NV, Class A	227,632
1,716	Martin Marietta Materials, Inc.	269,103
2,251	Monsanto Co.	229,354
5,626	Mosaic Co. (The)	241,580
557	NewMarket Corp.	221,524
10,569	Newmont Mining Corp.	181,470
5,250	Nucor Corp.	231,735
10,408	Owens-Illinois, Inc.(b)	222,211
3,818	Packaging Corp. of America	270,276
9,464	Platform Specialty Products Corp.(b)	220,227
2,154	PPG Industries, Inc.	233,451
2,048	Praxair, Inc.	233,759
3,969	Reliance Steel & Aluminum Co.	240,521
4,070	Royal Gold, Inc.	205,209
4,996	RPM International, Inc.	234,163
4,262	Scotts Miracle-Gro Co. (The), Class A	257,382
4,872	Sealed Air Corp.	259,044
890	Sherwin-Williams Co. (The)	247,206
1,829	Sigma-Aldrich Corp.	255,347
4,646	Silgan Holdings, Inc.	248,422
5,689	Sonoco Products Co.	234,842
8,458	Southern Copper Corp. (Peru)	235,640
11,282	Steel Dynamics, Inc.	225,978
19,040	Tahoe Resources, Inc.	154,795
11,012	United States Steel Corp.	214,404
2,959	Valspar Corp. (The)	246,426

Schedule of Investments(a)

2,859	Vulcan Materials Co.	$260,226
2,488	W.R. Grace & Co.(b)	251,114
3,486	Westlake Chemical Corp.	217,770
7,697	WestRock Co.(b)	485,373

		13,927,292

	Telecommunication Services - 2.1%
11,421	AT&T, Inc.	396,766
10,229	CenturyLink, Inc.	292,549
65,673	Frontier Communications Corp.	309,977
6,019	Level 3 Communications, Inc.(b)	303,959
1,330	SBA Communications Corp., Class A(b)	160,558
72,958	Sprint Corp.(b)	245,868
11,064	Telephone & Data Systems, Inc.	325,392
8,426	T-Mobile US, Inc.(b)	342,601
8,636	United States Cellular Corp.(b)	321,432
6,996	Verizon Communications, Inc.	327,343
11,748	Zayo Group Holdings, Inc.(b)	313,672

		3,340,117

	Utilities - 9.8%
24,383	AES Corp. (The)	312,102
7,007	AGL Resources, Inc.	336,897
5,749	Alliant Energy Corp.	353,621
8,849	Ameren Corp.	363,517
6,264	American Electric Power Co., Inc.	354,354
6,681	American Water Works Co., Inc.	346,811
13,245	Aqua America, Inc.	336,953
6,364	Atmos Energy Corp.	351,929
17,575	Calpine Corp.(b)	321,623
17,279	CenterPoint Energy, Inc.	334,176
10,452	CMS Energy Corp.	358,086
5,754	Consolidated Edison, Inc.	365,897
4,947	Dominion Resources, Inc.	354,700
4,493	DTE Energy Co.	361,507
4,656	Duke Energy Corp.	345,568
5,799	Edison International	347,998
4,720	Entergy Corp.	335,214
7,287	Eversource Energy	362,310
10,192	Exelon Corp.	327,061
10,045	FirstEnergy Corp.	341,128
13,520	Great Plains Energy, Inc.	353,007
11,019	Hawaiian Electric Industries, Inc.	330,019
10,044	ITC Holdings Corp.	339,286
16,356	MDU Resources Group, Inc.	319,106
5,443	National Fuel Gas Co.	294,303
3,351	NextEra Energy, Inc.	352,525
6,962	NiSource, Inc.	121,557
13,323	NRG Energy, Inc.	299,101
11,430	OGE Energy Corp.	340,157
12,486	Pepco Holdings, Inc.	333,126
6,626	PG&E Corp.	347,931
5,838	Pinnacle West Capital Corp.	360,263
11,119	PPL Corp.	353,695
8,321	Public Service Enterprise Group, Inc.	346,736
15,590	Questar Corp.	345,163
6,581	SCANA Corp.	360,639
3,245	Sempra Energy	330,276
7,947	Southern Co. (The)	355,469
18,598	TECO Energy, Inc.	411,388
5,802	TerraForm Power, Inc., Class A(b)	174,988
9,400	UGI Corp.	343,476
8,361	Vectren Corp.	351,998
12,598	WEC Energy Group, Inc.	617,302
9,612	Westar Energy, Inc.	361,892
10,367	Xcel Energy, Inc.	359,424

		15,414,279

	Total Investments (Cost $161,387,623)(d)-99.9%	157,878,915
	Other assets less liabilities-0.1%	79,592

	Net Assets-100.0%	$157,958,507

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the eight months ended July 31, 2015.

	Value October 31, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2015	Dividend Income
Invesco Ltd.	$ —	$85,657	$(9,138)	$(1,190)	$443	$75,772	$717

(d)	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period. The net unrealized depreciation was $3,508,708, which consisted of aggregate gross unrealized appreciation of $7,293,846 and aggregate gross unrealized depreciation of $10,802,554.

The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.

Schedule of Investments

PowerShares Senior Loan Portfolio (BKLN)

July 31, 2015

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Senior Floating Rate Loans — 83.2%(a)(b)
	Advertising — 2.1%
$43,492,370	Acosta, Inc., Term Loan B1	4.250%	09/26/21	$43,528,468
40,736,745	Getty Images, Inc., Term Loan	4.750	10/18/19	28,990,916
41,570,512	Karman Buyer Corp., Term Loan	4.250	07/25/21	41,421,066

				113,940,450

	Aerospace/Defense — 1.8%
47,912,907	BE Aerospace Inc., Term Loan	4.000	12/16/21	48,392,036
47,559,429	TransDigm, Inc., Term Loan C	3.750	02/28/20	47,562,283

				95,954,319

	Airlines — 0.8%
41,759,632	American Airlines, Inc., Term Loan	3.250	06/27/20	41,629,133

	Auto Manufacturers — 1.8%
	Chrysler Group LLC
69,121,928	Term Loan	3.500	05/24/17	69,203,837
26,546,920	Term Loan	3.250	12/31/18	26,554,088

				95,757,925

	Auto Parts & Equipment — 1.6%
49,105,348	Allison Transmission, Inc., Term Loan B3	3.500	08/23/19	49,350,629
40,080,178	Federal-Mogul Corp., Term Loan C	4.750	04/15/21	39,722,463

				89,073,092

	Chemicals — 1.9%
45,663,306	Axalta Coating Systems Dutch Holding B.V., Term Loan B	3.750	02/01/20	45,679,516
	Ineos US Finance LLC
10,162,577	Term Loan	3.750	05/04/18	10,169,742
4,987,480	Term Loan	3.750	12/15/20	4,980,198
40,000,000	Univar, Inc., Term Loan	4.250	07/01/22	40,120,200

				100,949,656

	Coal — 0.7%
40,094,616	Arch Coal, Inc., Term Loan	6.250	05/16/18	23,065,631
20,000,000	Murray Energy Corp., Term Loan B2	7.500	04/16/20	16,662,500

				39,728,131

	Commercial Services — 3.4%
40,007,602	Interactive Data Corp., Term Loan	4.750	05/02/21	40,224,244
38,395,034	Laureate Education, Inc., Extended Term Loan	5.000	06/15/18	35,935,448
44,180,302	ServiceMaster Co. (The), Term Loan	4.250	07/01/21	44,342,886
39,082,346	Trans Union LLC, Term Loan B2	3.750	04/09/21	38,935,787
45,481,894	Weight Watchers International, Inc., Term Loan B2	4.000	04/02/20	23,903,691

				183,342,056

	Computers — 1.0%
15,091,516	Kronos, Inc., Term Loan	4.500	10/30/19	15,133,998
37,334,473	SunGard Data Systems, Inc., Term Loan E	4.000	03/08/20	37,412,316

				52,546,314

	Electric — 4.9%
96,659,416	Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.250	06/19/16	97,263,537
41,048,654	NRG Energy, Inc., Term Loan	2.750	07/01/18	40,929,408
	Texas Competitive Electric Holdings Co. LLC(c)
134,821,460	Extended Term Loan	4.673	10/10/17	69,433,052
119,406,693	Term Loan	4.673	10/10/14	60,360,083

				267,986,080

	Entertainment — 4.1%
67,345,004	Alpha Topco Ltd., Term Loan B3 (United Kingdom)	4.750	07/30/21	67,324,128
38,835,410	Amaya (US) Co-Borrower LLC, Term Loan B (Netherlands)	5.000	08/01/21	38,835,410
75,652,851	Scientific Games International, Inc., Term Loan	6.000	10/18/20	76,088,989
40,451,832	William Morris Endeavor Entertainment LLC, Term Loan	5.250	05/06/21	40,540,422

				222,788,949

	Environmental Control — 0.5%
29,920,470	ADS Waste Holdings, Inc., Term Loan B2	3.750	10/09/19	29,853,149

	Food — 2.6%
83,376,944	Albertson’s LLC, Term Loan B4	5.500	08/25/21	83,763,813

Schedule of Investments

$54,506,304	US Foods, Inc., Term Loan	4.500%	03/31/19	$54,729,508

				138,493,321

	Food Service — 0.8%
	Aramark Corp.
47,007	Synthetic LOC 3	3.689	07/26/16	46,831
45,939,783	Term Loan F	3.250	02/24/21	45,985,723

				46,032,554

	Healthcare-Products — 1.6%
40,138,287	Kinetic Concepts, Inc., Term Loan E1	4.500	05/04/18	40,367,075
48,367,536	Ortho-Clinical Diagnostics, Inc., Term Loan	4.750	06/30/21	48,106,835

				88,473,910

	Healthcare-Services — 3.8%
18,728,477	CHS/Community Health Systems, Inc., Term Loan H	4.000	01/27/21	18,831,483
76,029,838	DaVita HealthCare Partners Inc., Term Loan B HCA, Inc.	3.500	06/24/21	76,308,867
32,490,325	Term Loan B4	3.032	05/01/18	32,564,078
24,254,634	Term Loan B5	2.940	03/31/17	24,306,902
32,709,699	Millennium Laboratories LLC, Term Loan B	5.250	04/16/21	13,738,074
39,350,082	MPH Acquisition Holdings LLC, Term Loan	3.750	03/31/21	39,111,227

				204,860,631

	Holding Companies-Diversified — 0.9%
50,703,272	Travelport LLC, Term Loan (Luxembourg)	5.750	09/02/21	50,946,141

	Household Products/Wares — 1.1%
61,191,737	Dell International LLC, Term Loan B2	4.000	04/29/20	61,268,227

	Insurance — 2.8%
	Asurion LLC
28,305,103	Term Loan	8.500	03/03/21	28,552,772
82,721,039	Term Loan B1	5.000	05/24/19	82,824,440
39,129,429	HUB International Ltd., Term Loan	4.000	10/02/20	39,007,150

				150,384,362

	Investment Companies — 1.4%
76,615,930	RPI Finance Trust, Term Loan B4	3.500	11/09/20	76,838,883

	Leisure Time — 0.6%
34,296,081	Sabre, Inc., Term Loan B	4.000	02/19/19	34,456,929

	Lodging — 5.7%
53,877,962	Caesars Entertainment Resort Properties LLC, Term Loan B	7.000	10/11/20	50,667,643
	Harrah’s Operating Co., Inc.(c)
48,924,203	Term Loan B6	1.500	03/01/17	43,382,559
39,128,220	Term Loan B7	1.500	03/01/17	33,806,782
88,367,821	Hilton Worldwide Finance LLC, Term Loan	3.500	10/26/20	88,636,017
39,639,152	La Quinta Intermediate Holdings LLC, Term Loan	4.000	04/14/21	39,769,168
45,191,788	Las Vegas Sands LLC, Term Loan B	3.250	12/19/20	45,168,740
8,300,413	MGM Resorts International, Term Loan B	3.500	12/20/19	8,280,700

				309,711,609

	Machinery-Diversified — 2.3%
38,648,222	Gardner Denver, Inc., Term Loan	4.250	07/30/20	37,378,048
42,758,970	Rexnord LLC, Term Loan B	4.000	08/21/20	42,848,122
46,213,953	Zebra Technologies Corp., Term Loan	4.750	10/27/21	46,814,042

				127,040,212

	Media — 4.9%
42,078,252	Cengage Learning Acquisitions, Inc., Term Loan	7.000	03/31/20	42,300,005
49,812,879	Cequel Communications LLC, Term Loan	3.500	02/14/19	49,755,843
39,679,418	Cumulus Media Holdings Inc., Term Loan	4.250	12/23/20	36,901,859
35,500,000	iHeartCommunications, Inc., Term Loan D	6.940	01/30/19	32,740,052
54,404,465	Tribune Media Co., Term Loan B	3.750	12/28/20	54,566,047
10,714,598	Univision Communications, Inc., Term Loan	4.000	03/01/20	10,720,169
39,613,554	Virgin Media Investment Holdings Ltd., Term Loan F (United Kingdom)	3.500	06/30/23	39,530,960

				266,514,935

	Mining — 1.6%
102,556,812	Fortescue Metals Group Ltd., Term Loan (Australia)	3.750	06/30/19	84,288,880

	Miscellaneous Manufacturing — 1.0%
56,147,377	Gates Global LLC, Term Loan	4.250	07/05/21	55,941,316

	Oil & Gas — 1.9%
35,480,543	Drillships Financing Holding Inc., Term Loan B1 (Cyprus)	6.000	03/31/21	27,674,824

Schedule of Investments

$45,354,814	Fieldwood Energy LLC, Term Loan	8.375%	09/30/20	$25,044,475
66,623,789	Seadrill Operating LP, Term Loan (United Kingdom)	4.000	02/21/21	50,065,112

				102,784,411

	Packaging & Containers — 0.7%
38,015,549	Novelis Inc., Term Loan	4.000	06/02/22	38,059,267

	Pharmaceuticals — 4.0%
69,681,862	Grifols Worldwide Operations USA, Inc., Term Loan B (Spain)	3.190	02/27/21	69,965,119
	Valeant Pharmaceuticals International, Inc.
61,102,188	Term Loan B, Series E-1	3.500	08/05/20	61,224,392
82,805,000	Term Loan B, Series F-1	4.000	04/01/22	83,212,815

				214,402,326

	Real Estate — 0.8%
	Realogy Corp.
654,376	Extended Synthetic LOC	4.439	10/10/16	648,225
41,154,687	Term Loan B	3.750	03/05/20	41,291,938

				41,940,163

	REITs — 1.9%
44,800,000	Communications Sales & Leasing, Inc., Term Loan	5.000	10/24/22	43,540,000
57,022,649	Crown Castle Operating Co., Term Loan B2	3.000	01/31/21	56,931,698

				100,471,698

	Retail — 7.7%
75,003,315	Dollar Tree, Inc., Term Loan B1	3.500	07/06/22	75,277,077
49,782,684	J.C. Penney Corp., Inc., Term Loan	6.000	05/22/18	49,830,973
66,700,035	Neiman Marcus Group, Inc., Term Loan	4.250	10/25/20	66,505,604
93,269,097	New Red Finance, Inc., Term Loan B2 (Canada)	3.750	12/10/21	93,664,092
92,767,500	PetSmart, Inc., Term Loan B1	4.250	03/11/22	93,222,061
41,397,350	Pilot Travel Centers LLC, Term Loan B	4.250	10/03/21	41,909,642

				420,409,449

	Semiconductors — 2.4%
80,877,274	Avago Technologies Cayman Ltd., Term Loan (Singapore)	3.750	05/06/21	81,096,451
49,685,024	Freescale Semiconductor, Inc., Term Loan B4	4.250	02/28/20	49,846,004

				130,942,455

	Software — 3.8%
39,417,143	Activision Blizzard Inc., Term Loan	3.250	10/12/20	39,617,382
60,371,931	BMC Software Finance, Inc., Term Loan	5.000	09/10/20	55,330,875
26,750,000	First Data Corp., Term Loan	3.687	03/23/18	26,718,703
28,107,450	IMS Health Incorporated, Term Loan B	3.500	03/17/21	28,072,316
57,388,362	Infor US, Inc., Term Loan B5	3.750	06/03/20	57,071,578

				206,810,854

	Telecommunications — 4.3%
14,637,942	Avaya Inc., Term Loan B7	6.250	05/29/20	13,960,937
68,711,936	Intelsat Jackson Holdings SA, Term Loan B2 (Luxembourg)	3.750	06/30/19	68,046,461
	Level 3 Communications, Inc.
46,000,000	Term Loan B	4.000	01/15/20	46,186,990
35,000,000	Term Loan B2	3.500	05/31/22	34,983,725
26,773,245	Telesat Canada, Term Loan B2 (Canada)	3.500	03/28/19	26,762,000
41,498,273	West Corp., Term Loan B10	3.250	06/30/18	41,449,720

				231,389,833

	Total Senior Floating Rate Loans (Cost $4,765,021,421)			4,516,011,620

	Corporate Bonds — 7.9%
	Diversified Financial Services — 0.7%
38,500,000	Denali Borrower LLC(d)	5.625	10/15/20	40,232,500

	Entertainment — 0.3%
14,500,000	Scientific Games International, Inc.(d)	7.000	01/01/22	15,098,125

	Healthcare-Services — 1.7%
49,151,000	CHS/Community Health Systems, Inc.	5.125	08/15/18	50,502,653
5,000,000	CHS/Community Health Systems, Inc.	5.125	08/01/21	5,200,000
8,000,000	HCA, Inc.	3.750	03/15/19	8,135,000
1,111,000	HCA, Inc.	6.500	02/15/20	1,245,014
27,500,000	HCA, Inc.	4.750	05/01/23	28,290,625

				93,373,292

	Media — 2.4%
70,174,000	iHeartCommunications, Inc.	9.000	12/15/19	67,717,910
11,366,000	Univision Communications, Inc.(d)	6.750	09/15/22	12,261,073

Schedule of Investments

$48,000,000	Univision Communications, Inc.(d)	5.125%	05/15/23	$48,360,000

				128,338,983

	Packaging & Containers — 1.0%
52,500,000	Reynolds Group Holdings, Inc. (New Zealand)	5.750	10/15/20	54,468,750

	Semiconductors — 0.1%
5,000,000	Freescale Semiconductor, Inc.(d)	5.000	05/15/21	5,103,125

	Software — 1.2%
1,492,000	First Data Corp.(d)	7.375	06/15/19	1,560,035
60,015,000	First Data Corp.(d)	6.750	11/01/20	63,615,900

				65,175,935

	Telecommunications — 0.5%
29,600,000	Avaya, Inc.(d)	7.000	04/01/19	28,712,000

	Total Corporate Bonds (Cost $425,198,054)			430,502,710

Number of Shares
	Money Market Fund — 1.2%
63,298,945	Invesco Premier Portfolio – Institutional Class, 0.07%(e) (Cost $63,298,945)			63,298,945

	Total Investments (Cost $5,253,518,420)(f) — 92.3%			5,009,813,275
	Other assets less liabilities — 7.7%			416,923,014

	Net Assets—100.0%			$5,426,736,289

Investment Abbreviations:

DIP - Debtor-in-Possession

LOC - Line of Credit

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate loans will have an expected average life of three to five years.
(b)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $214,942,758, which represented 3.96% of the Fund’s Net Assets.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The cost of investments is the same for tax and financial reporting purposes. The net unrealized depreciation was $243,705,145 which consisted of aggregate gross unrealized appreciation of $16,734,674 and aggregate gross unrealized depreciation of $260,439,819.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 5.7%
9,453	Comcast Corp., Class A	$589,962
6,487	Genuine Parts Co.	577,019
12,592	Leggett & Platt, Inc.	602,023
8,332	Omnicom Group, Inc.	608,903
8,180	VF Corp.	630,596
5,300	Walt Disney Co. (The)	636,000

		3,644,503

	Consumer Staples - 12.5%
6,605	Brown-Forman Corp., Class B	716,048
16,392	Coca-Cola Co. (The)	673,383
4,411	Costco Wholesale Corp.	640,918
7,059	CVS Health Corp.	793,926
6,307	Estee Lauder Cos., Inc. (The), Class A	562,017
10,142	Hormel Foods Corp.	600,508
5,479	J.M. Smucker Co. (The)	611,949
16,377	Kroger Co. (The)	642,633
9,123	McCormick & Co., Inc.	748,177
6,922	Philip Morris International, Inc.	592,039
9,771	Procter & Gamble Co. (The)	749,436
17,554	Sysco Corp.	637,386

		7,968,420

	Energy - 0.8%
6,323	Exxon Mobil Corp.	500,845

	Financials - 34.0%
6,990	ACE Ltd.	760,302
11,273	Aflac, Inc.	722,036
11,283	Allstate Corp. (The)	777,963
9,950	American International Group, Inc.	637,994
6,405	Aon PLC	645,432
9,160	Assurant, Inc.	683,336
12,681	Bank of New York Mellon Corp. (The)	550,355
14,838	BB&T Corp.	597,526
4,906	Berkshire Hathaway, Inc., Class B(b)	700,282
7,088	Capital One Financial Corp.	576,254
7,601	Chubb Corp. (The)	945,032
14,440	Cincinnati Financial Corp.	797,232
22,747	General Growth Properties, Inc. REIT	617,354
2,754	Goldman Sachs Group, Inc. (The)	564,763
15,836	Hartford Financial Services Group, Inc. (The)	753,002
16,538	Loews Corp.	630,263
4,768	M&T Bank Corp.	625,323
12,914	Marsh & McLennan Cos., Inc.	748,237
10,951	NASDAQ OMX Group, Inc. (The)	558,830
45,644	People’s United Financial, Inc.	742,628
17,648	Plum Creek Timber Co., Inc. REIT	723,568
6,254	PNC Financial Services Group, Inc. (The)	614,018
26,047	Progressive Corp. (The)	794,434
14,827	Prologis, Inc. REIT	602,124

5,056	SL Green Realty Corp. REIT	$582,148
7,612	T. Rowe Price Group, Inc.	587,114
12,504	Torchmark Corp.	770,371
6,778	Travelers Cos., Inc. (The)	719,281
15,150	U.S. Bancorp	684,932
11,573	Wells Fargo & Co.	669,730
19,802	Weyerhaeuser Co. REIT	607,723
20,055	XL Group PLC	762,491

		21,752,078

	Health Care - 14.4%
12,802	Abbott Laboratories	648,933
5,908	AmerisourceBergen Corp.	624,771
18,289	Baxter International, Inc.	733,023
3,980	Becton, Dickinson and Co.	605,557
3,284	C.R. Bard, Inc.	645,799
7,990	DaVita HealthCare Partners, Inc.(b)	631,450
12,705	DENTSPLY International, Inc.	723,042
4,835	Henry Schein, Inc.(b)	715,483
6,418	Johnson & Johnson	643,148
2,396	McKesson Corp.	528,486
13,790	Patterson Cos., Inc.	691,706
11,044	PerkinElmer, Inc.	584,448
19,741	Pfizer, Inc.	711,860
6,667	Stryker Corp.	681,834

		9,169,540

	Industrials - 19.5%
3,971	3M Co.	600,971
6,643	Cintas Corp.	567,976
7,593	Danaher Corp.	695,215
7,098	Deere & Co.	671,258
6,308	Equifax, Inc.	644,236
4,141	General Dynamics Corp.	617,465
5,781	Honeywell International, Inc.	607,294
7,129	Illinois Tool Works, Inc.	637,832
3,249	Lockheed Martin Corp.	672,868
5,642	Pall Corp.	713,431
5,138	Raytheon Co.	560,504
18,646	Republic Services, Inc.	793,014
6,962	Rockwell Collins, Inc.	589,124
3,392	Roper Technologies, Inc.	567,380
3,630	Snap-on, Inc.	598,224
5,529	Stanley Black & Decker, Inc.	583,254
5,688	United Parcel Service, Inc., Class B	582,224
5,338	United Technologies Corp.	535,455
2,279	W.W. Grainger, Inc.	521,230
14,328	Waste Management, Inc.	732,591

		12,491,546

	Information Technology - 6.0%
5,999	Accenture PLC, Class A	618,557
9,745	Amphenol Corp., Class A	549,715
7,752	Automatic Data Processing, Inc.	618,377
9,911	Fidelity National Information Services, Inc.	648,477
8,809	Fiserv, Inc.(b)	765,150
14,007	Paychex, Inc.	649,925

		3,850,201

	Materials - 7.1%
5,623	Airgas, Inc.	573,658
9,496	Avery Dennison Corp.	577,832
4,960	Ecolab, Inc.	574,418
5,143	Monsanto Co.	524,020
12,270	Mosaic Co. (The)	526,874
4,904	PPG Industries, Inc.	531,496
5,630	Praxair, Inc.	642,608
2,149	Sherwin-Williams Co. (The)	596,906

		4,547,812

Schedule of Investments(a)

Total Investments (Cost $62,649,804)(c)-100.0%	$63,924,945
Other assets less liabilities-0.0%	8,629

Net Assets-100.0%	$63,933,574

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $62,649,804. The net unrealized appreciation was $1,275,141, which consisted of aggregate gross unrealized appreciation of $2,051,934 and aggregate gross unrealized depreciation of $776,793.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Beta Portfolio (SPHB)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Consumer Discretionary - 16.1%
24,131	AutoNation, Inc.(b)	$1,504,326
42,885	Best Buy Co., Inc.	1,384,757
27,082	BorgWarner, Inc.	1,346,246
22,455	CarMax, Inc.(b)	1,448,572
15,074	Expedia, Inc., Class A	1,830,586
50,548	Goodyear Tire & Rubber Co. (The)	1,523,011
16,092	Harman International Industries, Inc.	1,732,465
29,192	Johnson Controls, Inc.	1,329,987
17,718	Netflix, Inc.(b)	2,025,345
20,733	Royal Caribbean Cruises Ltd.	1,862,860
54,269	TEGNA Inc	1,580,856
16,253	Tractor Supply Co.	1,503,728
24,961	TripAdvisor, Inc., Class A(b)	1,981,404
18,023	Under Armour, Inc., Class A(b)	1,790,225

		22,844,368

	Energy - 18.4%
18,535	Anadarko Petroleum Corp.	1,378,077
23,658	Apache Corp.	1,084,956
27,425	Cameron International Corp.(b)	1,383,865
107,352	Chesapeake Energy Corp.	929,668
15,000	Cimarex Energy Co.	1,561,800
22,385	ConocoPhillips	1,126,861
24,050	Devon Energy Corp.	1,188,551
17,504	EOG Resources, Inc.	1,351,134
34,962	Halliburton Co.	1,461,062
22,745	Helmerich & Payne, Inc.	1,313,296
20,256	Hess Corp.	1,195,307
55,853	Marathon Oil Corp.	1,173,472
35,067	Murphy Oil Corp.	1,149,847
56,040	Newfield Exploration Co.(b)	1,837,552
36,739	Noble Energy, Inc.	1,294,315
36,570	ONEOK, Inc.	1,381,980
18,875	Phillips 66	1,500,562
9,971	Pioneer Natural Resources Co.	1,264,024
73,954	Transocean Ltd.	980,630
28,327	Williams Cos., Inc. (The)	1,486,601

		26,043,560

	Financials - 15.3%
7,277	Affiliated Managers Group, Inc.(b)	1,512,888
12,627	Ameriprise Financial, Inc.	1,586,835
4,090	BlackRock, Inc.	1,375,549
54,444	Charles Schwab Corp. (The)	1,899,007
57,314	E*TRADE Financial Corp.(b)	1,628,864
28,832	Franklin Resources, Inc.	1,313,298
37,657	Invesco Ltd.(c)	1,453,560
96,724	KeyCorp	1,435,384
27,609	Legg Mason, Inc.	1,362,228
29,622	Lincoln National Corp.	1,668,311
29,529	MetLife, Inc.	1,645,946
39,672	Morgan Stanley	1,540,861
30,957	Principal Financial Group, Inc.	1,718,423
17,286	Prudential Financial, Inc.	1,527,391

		21,668,545

	Health Care - 8.8%
22,183	AbbVie, Inc.	$1,553,032
34,819	Agilent Technologies, Inc.	1,425,838
11,103	Alexion Pharmaceuticals, Inc.(b)	2,192,176
8,961	Amgen, Inc.	1,582,423
3,582	Biogen, Inc.(b)	1,141,870
14,100	Celgene Corp.(b)	1,850,625
20,323	Mylan NV(b)	1,137,885
11,445	Vertex Pharmaceuticals, Inc.(b)	1,545,075

		12,428,924

	Industrials - 18.7%
38,037	ADT Corp. (The)	1,313,418
35,505	American Airlines Group, Inc.	1,423,750
27,257	AMETEK, Inc.	1,445,984
16,766	Caterpillar, Inc.	1,318,311
33,789	Delta Air Lines, Inc.	1,498,204
19,559	Dover Corp.	1,253,145
22,191	Eaton Corp. PLC	1,344,331
26,662	Flowserve Corp.	1,252,847
27,803	Fluor Corp.	1,299,790
35,762	Joy Global, Inc.	944,474
14,481	Kansas City Southern	1,436,370
13,034	Parker Hannifin Corp.	1,469,584
24,560	Pentair PLC (United Kingdom)	1,493,494
62,768	Quanta Services, Inc.(b)	1,733,652
12,233	Rockwell Automation, Inc.	1,428,570
16,586	Ryder System, Inc.	1,501,365
36,638	Textron, Inc.	1,601,081
14,214	Union Pacific Corp.	1,387,144
20,313	United Rentals, Inc.(b)	1,360,768

		26,506,282

	Information Technology - 15.7%
19,631	Akamai Technologies, Inc.(b)	1,505,894
77,811	Applied Materials, Inc.	1,350,799
25,508	Autodesk, Inc.(b)	1,290,194
14,028	Avago Technologies Ltd. (Singapore)	1,755,464
67,363	Corning, Inc.	1,258,341
38,745	First Solar, Inc.(b)	1,716,403
15,160	MasterCard, Inc., Class A	1,476,584
30,519	Microchip Technology, Inc.	1,307,434
73,949	Micron Technology, Inc.(b)	1,368,796
70,340	NVIDIA Corp.	1,403,283
23,297	salesforce.com, inc.(b)	1,707,670
25,123	SanDisk Corp.	1,514,666
26,299	Seagate Technology PLC	1,330,729
19,925	Skyworks Solutions, Inc.	1,906,225
124,687	Xerox Corp.	1,374,051

		22,266,533

	Materials - 6.9%
118,316	Alcoa, Inc.	1,167,779
31,405	Dow Chemical Co. (The)	1,477,919
18,291	Eastman Chemical Co.	1,434,015
77,196	Freeport-McMoRan, Inc.	907,053
17,919	LyondellBasell Industries NV, Class A	1,681,340
10,638	Martin Marietta Materials, Inc.	1,668,251
64,177	Owens-Illinois, Inc.(b)	1,370,179

		9,706,536

	Total Investments (Cost $160,226,808)(d)-99.9%	141,464,748
	Other assets less liabilities-0.1%	93,257

	Net Assets-100.0%	$141,558,005

Schedule of Investments(a)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated.

The table below shows the Fund’s transactions in, and earnings from, its investment in affiliates for the nine months ended July 31, 2015.

	Value October 31, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2015	Dividend Income
Invesco Ltd.	$2,587,004	$3,415,179	$(4,441,389)	$(306,839)	$199,605	$1,453,560	$54,474

(d)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $161,551,790. The net unrealized depreciation was $20,087,042, which consisted of aggregate gross unrealized appreciation of $4,290,494 and aggregate gross unrealized depreciation of $24,377,536.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® High Dividend Portfolio (SPHD)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.2%
	Consumer Discretionary - 5.1%
105,017	Darden Restaurants, Inc.	$7,746,054
631,308	Ford Motor Co.	9,362,298
31	Hasbro, Inc.	2,441
91,203	McDonald’s Corp.	9,107,531

		26,218,324

	Consumer Staples - 15.6%
196,013	Altria Group, Inc.	10,659,187
198,470	Coca-Cola Co. (The)	8,153,148
130,568	General Mills, Inc.	7,600,363
120,082	Kellogg Co.	7,945,826
71,975	Kimberly-Clark Corp.	8,274,966
23	Kraft Heinz Co. (The)	1,828
146,131	Philip Morris International, Inc.	12,498,584
102,364	Procter & Gamble Co. (The)	7,851,319
111,902	Reynolds American, Inc.	9,600,072
227,016	Sysco Corp.	8,242,951

		80,828,244

	Energy - 4.3%
121,407	Chevron Corp.	10,742,091
374,934	Spectra Energy Corp.	11,345,503

		22,087,594

	Financials - 20.4%
40	Cincinnati Financial Corp.	2,208
108,614	CME Group, Inc., Class A	10,431,288
396,940	HCP, Inc. REIT	15,337,762
180,470	Health Care REIT, Inc. REIT	12,519,204
506,944	Host Hotels & Resorts, Inc. REIT	9,824,575
421,135	Kimco Realty Corp. REIT	10,406,246
627,422	People’s United Financial, Inc.	10,208,156
268,081	Plum Creek Timber Co., Inc. REIT	10,991,321
265,117	Realty Income Corp. REIT	12,802,500
188,994	Ventas, Inc. REIT	12,679,607

		105,202,867

	Health Care - 7.4%
360,632	Baxter International, Inc.	14,454,130
26	Eli Lilly & Co.	2,197
73,122	Johnson & Johnson	7,327,556
135,783	Merck & Co., Inc.	8,005,766
233,103	Pfizer, Inc.	8,405,694

		38,195,343

	Industrials - 9.9%
107,546	Caterpillar, Inc.	8,456,342
162,389	Emerson Electric Co.	8,403,631
329,758	General Electric Co.	8,606,684
38,703	Lockheed Martin Corp.	8,015,391
439,946	Pitney Bowes, Inc.	9,203,670
166,505	Waste Management, Inc.	8,513,401

		51,199,119

	Information Technology - 3.2%
291,076	CA, Inc.	8,480,500
174,333	Paychex, Inc.	8,089,051
9	Western Union Co. (The)	182

		16,569,733

	Materials - 3.0%
136,179	E.I. du Pont de Nemours & Co.	$7,593,341
169,107	International Paper Co.	8,095,152

		15,688,493

	Telecommunication Services - 7.8%
378,610	AT&T, Inc.	13,152,911
541,056	CenturyLink, Inc.	15,474,202
251,862	Verizon Communications, Inc.	11,784,623

		40,411,736

	Utilities - 23.5%
225,247	AGL Resources, Inc.	10,829,876
278,354	Ameren Corp.	11,434,782
690,938	CenterPoint Energy, Inc.	13,362,741
180,059	Consolidated Edison, Inc.	11,449,952
155,726	Duke Energy Corp.	11,557,984
168,694	Entergy Corp.	11,980,648
339,675	FirstEnergy Corp.	11,535,363
408,308	PPL Corp.	12,988,278
292,196	Southern Co. (The)	13,069,927
589,920	TECO Energy, Inc.	13,049,030

		121,258,581

	Total Investments (Cost $526,099,358)(b)-100.2%	517,660,034
	Other assets less liabilities-(0.2)%	(810,833)

	Net Assets-100.0%	$516,849,201

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $527,195,557. The net unrealized depreciation was $9,535,523, which consisted of aggregate gross unrealized appreciation of $10,848,569 and aggregate gross unrealized depreciation of $20,384,092.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 6.5%
66,327	AutoZone, Inc.(b)	$46,491,248
479,637	Genuine Parts Co.	42,663,711
931,142	Leggett & Platt, Inc.	44,517,899
488,836	McDonald’s Corp.	48,815,163
616,126	Omnicom Group, Inc.	45,026,488
604,891	VF Corp.	46,631,047
391,938	Walt Disney Co. (The)	47,032,560

		321,178,116

	Consumer Staples - 21.2%
914,779	Altria Group, Inc.	49,745,682
488,466	Brown-Forman Corp., Class B	52,954,599
1,096,642	Campbell Soup Co.	54,075,417
442,756	Clorox Co. (The)	49,562,107
1,212,187	Coca-Cola Co. (The)	49,796,642
741,019	Colgate-Palmolive Co.	50,404,112
326,222	Costco Wholesale Corp.	47,400,057
522,058	CVS Health Corp.	58,715,863
579,005	Dr Pepper Snapple Group, Inc.	46,447,781
909,934	General Mills, Inc.	52,967,258
494,240	Hershey Co. (The)	45,909,954
405,132	J.M. Smucker Co. (The)	45,249,193
690,627	Kellogg Co.	45,698,789
427,643	Kimberly-Clark Corp.	49,166,116
1,210,997	Kroger Co. (The)	47,519,522
674,758	McCormick & Co., Inc.	55,336,903
569,004	PepsiCo, Inc.	54,823,535
511,965	Philip Morris International, Inc.	43,788,366
722,617	Procter & Gamble Co. (The)	55,424,724
1,298,173	Sysco Corp.	47,136,662
610,451	Wal-Mart Stores, Inc.	43,940,263

		1,046,063,545

	Financials - 35.7%
516,881	ACE Ltd.	56,221,146
833,725	Aflac, Inc.	53,400,086
834,398	Allstate Corp. (The)	57,531,742
735,820	American International Group, Inc.	47,180,778
473,677	Aon PLC	47,732,431
677,450	Assurant, Inc.	50,537,770
269,096	AvalonBay Communities, Inc. REIT	46,376,005
362,829	Berkshire Hathaway, Inc., Class B(b)	51,790,212
337,562	Boston Properties, Inc. REIT	41,614,643
524,130	Capital One Financial Corp.	42,611,769
562,074	Chubb Corp. (The)	69,882,660
1,067,838	Cincinnati Financial Corp.	58,955,336
524,331	Crown Castle International Corp. REIT	42,947,952
576,389	Equity Residential REIT	43,119,661
208,245	Essex Property Trust, Inc. REIT	46,836,383
1,682,230	General Growth Properties, Inc. REIT	45,655,722
1,171,052	Hartford Financial Services Group, Inc. (The)	55,683,523
1,222,947	Loews Corp.	46,606,510
955,014	Marsh & McLennan Cos., Inc.	55,333,511
3,375,402	People’s United Financial, Inc.	54,917,791
1,305,148	Plum Creek Timber Co., Inc. REIT	53,511,068
462,488	PNC Financial Services Group, Inc. (The)	45,407,072
1,926,259	Progressive Corp. (The)	58,750,900

1,096,422	Prologis, Inc. REIT	$44,525,697
259,003	Public Storage REIT	53,142,236
248,841	Simon Property Group, Inc. REIT	46,588,012
373,933	SL Green Realty Corp. REIT	43,054,646
563,004	T. Rowe Price Group, Inc.	43,424,499
924,725	Torchmark Corp.	56,972,307
501,208	Travelers Cos., Inc. (The)	53,188,193
1,120,375	U.S. Bancorp	50,652,154
477,620	Vornado Realty Trust REIT	46,591,831
855,914	Wells Fargo & Co.	49,531,743
1,464,405	Weyerhaeuser Co. REIT	44,942,589
1,483,174	XL Group PLC	56,390,276

		1,761,608,854

	Health Care - 11.2%
946,752	Abbott Laboratories	47,990,859
436,917	AmerisourceBergen Corp.	46,203,973
1,352,491	Baxter International, Inc.	54,207,839
590,788	DaVita HealthCare Partners, Inc.(b)	46,689,976
939,561	DENTSPLY International, Inc.	53,470,416
591,297	Eli Lilly & Co.	49,970,509
357,521	Henry Schein, Inc.(b)	52,905,958
474,681	Johnson & Johnson	47,567,783
1,019,769	Patterson Cos., Inc.	51,151,613
1,459,900	Pfizer, Inc.	52,643,994
493,139	Stryker Corp.	50,433,326

		553,236,246

	Industrials - 13.8%
293,719	3M Co.	44,451,433
561,518	Danaher Corp.	51,412,588
524,893	Deere & Co.	49,639,131
466,482	Equifax, Inc.	47,641,807
306,187	General Dynamics Corp.	45,655,544
427,456	Honeywell International, Inc.	44,904,253
527,134	Illinois Tool Works, Inc.	47,162,679
240,241	Lockheed Martin Corp.	49,753,911
1,378,892	Republic Services, Inc.	58,644,277
514,900	Rockwell Collins, Inc.	43,570,838
250,794	Roper Technologies, Inc.	41,950,312
441,812	Stericycle, Inc.(b)	62,282,238
394,771	United Technologies Corp.	39,599,479
1,059,495	Waste Management, Inc.	54,171,979

		680,840,469

	Information Technology - 4.1%
573,330	Automatic Data Processing, Inc.	45,734,534
732,964	Fidelity National Information Services, Inc.	47,957,834
651,499	Fiserv, Inc.(b)	56,589,203
1,035,889	Paychex, Inc.	48,065,250

		198,346,821

	Materials - 2.7%
380,324	Monsanto Co.	38,751,212
416,283	Praxair, Inc.	47,514,542
158,908	Sherwin-Williams Co. (The)	44,138,286

		130,404,040

	Telecommunication Services - 2.1%
1,569,378	AT&T, Inc.	54,520,192
1,057,052	Verizon Communications, Inc.	49,459,463

		103,979,655

	Utilities - 2.7%
711,728	Consolidated Edison, Inc.	45,258,783
563,359	Duke Energy Corp.	41,812,505
1,048,816	Southern Co. (The)	46,913,540

		133,984,828

	Total Investments (Cost $4,614,583,534)(c)-100.0%	4,929,642,574
	Other assets less liabilities-0.0%	1,803,733

	Net Assets-100.0%	$4,931,446,307

Schedule of Investments(a)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $4,634,934,127. The net unrealized appreciation was $294,708,447, which consisted of aggregate gross unrealized appreciation of $384,379,894 and aggregate gross unrealized depreciation of $89,671,447.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets High Beta Portfolio (EEHB)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Brazil - 25.5%
4,200	Ambev SA	$23,960
4,612	Banco Bradesco SA (Preference Shares)	36,882
6,400	Banco do Brasil SA	41,369
5,300	Banco Santander Brasil SA	24,859
2,800	BB Seguridade Participacoes SA	26,471
11,300	BM&F BOVESPA SA	34,583
8,300	BR Malls Participacoes SA	31,266
1,000	BRF SA	21,068
7,800	CCR SA	34,801
22,300	Centrais Eletricas Brasileiras SA(a)	37,850
4,100	CESP - Companhia Energetica de Sao Paulo (Preference Shares), Class B	22,992
1,100	Cia Brasileira de Distribuicao (Preference Shares)	24,185
16,400	Cia Siderurgica Nacional SA	20,817
1,860	Cielo SA	23,844
5,200	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP	26,631
7,200	Companhia Energetica de Minas Gerais (Preference Shares) - CEMIG	19,925
3,100	Copel - Companhia Paranaense de Energia (Preference Shares), Class B	32,061
4,500	Cosan SA Industria e Comercio	27,439
5,837	CPFL Energia SA	32,990
13,400	EcoRodovias Infraestrutura e Logistica SA	27,262
8,900	Gerdau SA (Preference Shares)	15,393
3,200	Grupo BTG Pactual	24,127
4,200	Hypermarcas SA(a)	24,945
4,065	Itau Unibanco Holding SA (Preference Shares)	35,845
13,755	Itausa - Investimentos Itau SA (Preference Shares)	33,871
5,400	JBS SA	24,394
9,900	Kroton Educacional SA	27,861
5,800	Lojas Americanas SA (Preference Shares)	29,312
900	M Dias Branco SA	20,394
2,200	Multiplan Empreendimentos Imobiliarios SA	30,086
3,300	Natura Cosmeticos SA	24,630
23,370	Oi SA (Preference Shares)(a)	33,158
14,200	Petroleo Brasileiro SA (Preference Shares)(a)	43,708
2,500	Porto Seguro SA	28,531
3,400	Souza Cruz SA	24,210
2,200	Telefonica Brasil SA (Preference Shares)	29,105
8,900	Tim Participacoes SA	24,499
2,700	Tractebel Energia SA	28,692
3,600	Transmissora Alianca de Energia Eletrica SA	22,109
1,400	Ultrapar Participacoes SA	28,839

15,000	Usinas Siderurgicas de Minas Gerais SA (Preference Shares), Class A	$17,281
4,800	Vale SA (Preference Shares)	20,614
5,400	Via Varejo SA	13,693

		1,176,552

	Chile - 0.8%
7,697	CAP SA	20,742
2,759	LATAM Airlines Group SA(a)	17,420

		38,162

	China - 21.2%
48,868	Aluminum Corp. of China Ltd., H-Shares(a)	17,083
22,334	BBMG Corp. H-Shares	17,142
13,678	Brilliance China Automotive Holdings Ltd.	18,138
3,670	BYD Co. Ltd., H-Shares	16,238
38,000	China Cinda Asset Management Co. Ltd., H-Shares	16,960
17,000	China Communications Construction Co. Ltd., H-Shares	21,841
39,000	China COSCO Holdings Co. Ltd., H-Shares(a)	19,922
7,240	China Everbright Ltd.	17,558
19,500	China Hongqiao Group Ltd.	14,463
94,000	China Huishan Dairy Holdings Co. Ltd.	28,495
5,451	China Life Insurance Co. Ltd., H-Shares	20,075
17,000	China Longyuan Power Group Corp., H-Shares	19,451
19,000	China Machinery Engineering Corp., H-Shares	14,436
6,500	China Merchants Bank Co. Ltd., H-Shares	16,811
1,751	China Mobile Ltd.	22,926
35,000	China Molybdenum Co. Ltd., H-Shares	22,709
17,843	China Oilfield Services Ltd., H-Shares	21,889
5,533	China Overseas Land & Investment Ltd.	17,450
4,433	China Pacific Insurance (Group) Co. Ltd., H-Shares	18,584
16,000	China Railway Construction Corp. Ltd., H-Shares	20,763
22,358	China Railway Group Ltd., H-Shares	19,092
6,000	China Resources Enterprise Ltd.	19,426
6,472	China Resources Land Ltd.	18,158
7,503	China Resources Power Holdings Co. Ltd.	19,299
59,000	China Shipping Container Lines Co. Ltd., H-Shares(a)	18,494
64,000	China South City Holdings Ltd.	18,905
7,105	China Taiping Insurance Holdings Co. Ltd.(a)	21,217
35,360	China Telecom Corp. Ltd., H-Shares	19,796
14,000	China Unicom (Hong Kong) Ltd.	19,757
5,981	CITIC Securities Co. Ltd., H-Shares	16,356
15,262	CNOOC Ltd.	18,919
13,000	CRRC Corp. Ltd.(a)	16,400
10,000	Dongfang Electric Corp. Ltd., H-Shares	12,977
103,991	GCL-Poly Energy Holdings Ltd.(a)	21,060
3,558	Great Wall Motor Co. Ltd., H-Shares	11,772
7,200	Haitong Securities Co. Ltd., H-Shares	13,021
13,260	Jiangxi Copper Co. Ltd., H-Shares	17,960
7,000	Kingsoft Corp. Ltd.	18,691
20,000	Kunlun Energy Co. Ltd.	19,065
55,000	Metallurgical Corp. of China Ltd., H-Shares	18,375
33,265	People’s Insurance Co. Group of China Ltd. (The), H-Shares	17,250
21,181	PetroChina Co. Ltd., H-Shares	21,011
11,172	PICC Property & Casualty Co. Ltd., H-Shares	23,260

Schedule of Investments

29,682	Shandong Weigao Group Medical Polymer Co. Ltd., H-Shares	$19,910
35,861	Shanghai Electric Group Co. Ltd., H-Shares	22,158
71,212	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares(a)	29,027
1,044	Tencent Holdings Ltd.	19,487
11,000	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	21,029
28,000	Yanzhou Coal Mining Co. Ltd., H-Shares	16,073
2,578	Zhuzhou CSR Times Electric Co. Ltd., H-Shares	17,509
54,000	Zijin Mining Group Co. Ltd., H-Shares	14,489
28,000	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	15,061

		977,938

	Colombia - 0.8%
36,050	Ecopetrol SA	20,313
1,486	Grupo de Inversiones Suramericana SA	19,243

		39,556

	Greece - 4.1%
64,631	Alpha Bank AE(a)	20,919
36,918	DryShips, Inc.(a)	19,448
157,176	Eurobank Ergasias SA(a)	22,751
2,769	Hellenic Telecommunications Organization SA	22,824
2,485	JUMBO SA	18,534
28,365	National Bank of Greece SA(a)	26,589
84,471	Piraeus Bank SA(a)	33,964
4,939	Public Power Corp. SA(a)	23,383

		188,412

	India - 0.4%
587	Tata Motors Ltd. ADR	17,410

	Indonesia - 0.7%
318,909	PT Adaro Energy Tbk	13,909
243,800	PT Lippo Karawaci Tbk	20,816

		34,725

	Malaysia - 1.4%
49,000	Dialog Group Bhd	20,627
13,100	Petronas Chemicals Group Bhd	21,956
36,100	SapuraKencana Petroleum Bhd	23,126

		65,709

	Mexico - 3.4%
11,354	Alfa SAB de CV, Class A	22,692
20,568	Cemex SAB de CV(a)	17,627
8,603	Grupo Financiero Inbursa SAB de CV, Class O	19,643
11,644	Grupo Financiero Santander Mexico SAB de CV, Series B	20,823
6,303	Grupo Mexico SAB de CV, Series B	17,334
1,168	Industrias Penoles SAB de CV	17,830
6,878	Mexichem SAB de CV	20,259
1,800	Promotora y Operadora de Infraestructura SAB de CV(a)	20,843

		157,051

	Monaco - 0.6%
7,478	Navios Maritime Holdings, Inc.	27,669

	Netherlands - 0.8%
6,057	VimpelCom Ltd. ADR	35,009

	Poland - 0.4%
673	KGHM Polska Miedz SA	17,025

	Qatar - 0.4%
944	Gulf International Services QSC	17,888

	Russia - 11.5%
6,954	Gazprom PAO ADR	$32,336
771	LUKOIL PJSC ADR	31,919
650	Magnit PJSC GDR(b)	35,263
2,531	MegaFon PJSC GDR(b)	31,384
1,459	MMC Norilsk Nickel PJSC ADR	22,556
4,408	Mobile TeleSystems PJSC (MBT) ADR	36,146
320	NovaTek OAO GDR(b)	31,920
1,855	Novolipetsk Steel OJSC GDR(b)	24,393
8,767	Rosneft Oil Co. OAO GDR(b)	33,841
9,337	Sberbank of Russia ADR	46,055
8,698	Sistema JSFC GDR(b)	73,846
6,623	Surgutneftegas OAO ADR	37,420
1,293	TATNEFT PJSC ADR	38,053
2,475	Uralkali PJSC GDR(a)(b)	32,818
1,510	Yandex NV, Class A(a)	21,004

		528,954

	South Africa - 13.2%
3,330	African Rainbow Minerals Ltd.	18,399
1,114	Anglo American Platinum Ltd.(a)	23,254
2,218	AngloGold Ashanti Ltd.(a)	13,388
760	Aspen Pharmacare Holdings Ltd.	22,349
3,497	Assore Ltd.	23,420
1,537	Barclays Africa Group Ltd.	22,682
3,031	Coronation Fund Managers Ltd.	18,618
3,146	Exxaro Resources Ltd.	18,678
5,041	FirstRand Ltd.	21,871
1,835	Foschini Group Ltd. (The)	20,949
6,380	Impala Platinum Holdings Ltd.(a)	23,013
1,582	Imperial Holdings Ltd.	21,341
2,556	Investec Ltd.	23,246
1,691	Kumba Iron Ore Ltd.	14,554
6,671	Life Healthcare Group Holdings Ltd.	19,780
8,249	MMI Holdings Ltd.	19,254
1,189	Mr. Price Group Ltd.	23,767
1,466	MTN Group Ltd.	24,517
215	Naspers Ltd., Class N	30,162
1,221	Nedbank Group Ltd.	24,431
1,090	Remgro Ltd.	22,634
4,377	RMB Holdings Ltd.	23,711
4,072	Sanlam Ltd.	21,565
735	Sasol Ltd.	25,562
1,595	Shoprite Holdings Ltd.	21,263
1,645	Standard Bank Group Ltd.	19,854
3,337	Truworths International Ltd.	22,627
2,932	Woolworths Holdings Ltd.	23,078

		607,967

	South Korea - 2.5%
1,720	Daewoo Securities Co. Ltd.	21,314
1,718	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	10,189
352	Hyundai Development Co.-Engineering & Construction	21,057
179	Hyundai Heavy Industries Co. Ltd.(a)	14,838
307	Hyundai Mipo Dockyard Co. Ltd.(a)	14,220
1,679	NH Investment & Securities Co. Ltd.	15,568
382	Samsung Securities Co., Ltd.	17,172

		114,358

	Taiwan - 0.3%
580	Silicon Motion Technology Corp. ADR	15,266

	Thailand - 0.8%
6,902	PTT Exploration & Production PCL NVDR	18,310
1,900	PTT PCL NVDR	17,574

		35,884

	Turkey - 6.7%
8,550	Akbank TAS	22,964

Schedule of Investments

2,686	Anadolu Efes Biracilik ve Malt Sanayii AS	$21,146
23,057	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	21,699
14,091	Eregli Demir ve Celik Fabrikalari TAS	21,218
5,740	Haci Omer Sabanci Holding AS	19,696
4,713	KOC Holding AS	20,983
944	Tupras Turkiye Petrol Rafinerileri AS(a)	24,602
7,737	Turk Telekomunikasyon AS	19,268
7,862	Turkiye Garanti Bankasi AS	23,335
5,935	Turkiye Halk Bankasi AS	25,994
11,254	Turkiye Is Bankasi Group C	21,997
20,695	Turkiye Sise Ve Cam Fabrikalari AS	23,447
14,700	Turkiye Vakiflar Bankasi TAO	22,241
14,989	Yapi ve Kredi Bankasi AS	20,671

		309,261

	United Arab Emirates - 4.6%
10,687	Abu Dhabi Commercial Bank PJSC	24,093
36,641	Aldar Properties PJSC	26,836
31,541	Arabtec Holding PJSC(a)	20,439
127,113	Deyaar Development PJSC(a)	28,449
60,937	Dubai Financial Market PJSC	32,022
37,458	Dubai Investments PJSC	29,678
13,637	Dubai Islamic Bank PJSC	27,847
11,128	Emaar Properties PJSC	23,936

		213,300

	Total Investments (Cost $5,386,067)(c)-100.1%	4,618,096
	Other assets less liabilities-(0.1)%	(2,720)

	Net Assets-100.0%	$4,615,376

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $263,465, which represented 5.71% of the Fund’s Net Assets.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $5,427,924. The net unrealized depreciation was $809,828, which consisted of aggregate gross unrealized appreciation of $179,779 and aggregate gross unrealized depreciation of $989,607.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Brazil - 2.1%
171,600	Ambev SA	$978,918
35,600	Cia Brasileira de Distribuicao (Preference Shares)	782,704
169,900	Klabin SA	1,057,377
34,000	M Dias Branco SA	770,451
203,000	WEG SA	1,118,769

		4,708,219

	Chile - 4.9%
17,602,350	Banco de Chile	1,891,258
25,345,933	Banco Santander Chile	1,281,266
101,760,389	Corpbanca SA	1,041,544
922,778	Empresa Nacional de Electricidad SA	1,262,971
406,983	Empresas CMPC SA	1,088,466
152,964	Empresas COPEC SA	1,535,936
4,041,624	Enersis SA	1,221,641
149,192	S.A.C.I. Falabella	974,552
429,669	Sonda SA	790,845

		11,088,479

	China - 4.1%
2,144,013	Agricultural Bank of China Ltd., H-Shares	967,976
1,040,836	China Construction Bank Corp., H-Shares	849,876
963,529	China National Building Material Co. Ltd., H-Shares	729,579
559,000	CITIC Ltd.	1,000,854
791,522	COSCO Pacific Ltd.	1,033,268
102,062	Hengan International Group Co. Ltd.	1,140,780
1,237,713	Industrial & Commercial Bank of China Ltd., H-Shares	852,571
768,047	Jiangsu Expressway Co. Ltd., H-Shares	958,040
494,395	Tingyi Cayman Islands Holding Corp.	951,508
165,635	Tsingtao Brewery Co. Ltd., H-Shares	883,481

		9,367,933

	Colombia - 1.3%
106,994	Bancolombia SA (Preference Shares)	1,035,752
2,505,452	Grupo Aval Acciones y Valores SA, (Preference Shares)	1,087,306
68,136	Grupo de Inversiones Suramericana SA	882,313

		3,005,371

	Czech Republic - 1.0%
52,855	CEZ AS	1,287,287
4,915	Komercni banka AS	1,105,819

		2,393,106

	Egypt - 0.4%
138,352	Commercial International Bank Egypt SAE	996,729

	Hungary - 0.9%
18,822	MOL Hungarian Oil & Gas PLC	997,648
61,480	Richter Gedeon Nyrt	992,625

		1,990,273

	India - 0.9%
63,794	Infosys Ltd. ADR	$1,078,757
34,101	Reliance Industries Ltd. GDR(a)	1,062,246

		2,141,003

	Indonesia - 3.6%
1,185,663	PT Bank Central Asia Tbk	1,148,193
1,491,796	PT Bank Mandiri Persero Tbk	1,050,405
1,221,000	PT Bank Rakyat Indonesia (Persero) Tbk	902,606
2,163,577	PT Indofood Sukses Makmur Tbk	975,629
2,673,241	PT Jasa Marga Persero Tbk	1,131,348
8,442,869	PT Kalbe Farma Tbk	1,089,101
3,014,488	PT Perusahaan Gas Negara Persero Tbk	891,366
5,183,003	PT Telekomunikasi Indonesia Persero Tbk	1,126,448

		8,315,096

	Malaysia - 13.5%
1,028,700	AMMB Holdings Bhd	1,503,578
1,213,900	Axiata Group Bhd	2,021,844
64,900	British American Tobacco Malaysia Bhd	1,145,444
1,074,700	DiGi.Com Bhd	1,517,422
1,124,300	Gamuda Bhd	1,416,950
480,100	Genting Bhd	1,021,837
893,700	Genting Malaysia Bhd	997,803
558,400	Hong Leong Bank Bhd	1,982,762
880,500	IHH Healthcare Bhd	1,383,659
877,500	IJM Corp. Bhd	1,560,204
1,172,100	IOI Corp. Bhd	1,299,439
173,800	Kuala Lumpur Kepong Bhd	999,765
686,300	Malayan Banking Bhd	1,650,924
896,000	Maxis Bhd	1,562,641
484,000	MISC Bhd	987,110
184,100	Petronas Gas Bhd	1,062,865
390,000	Public Bank Bhd	1,937,508
717,700	Sime Darby Bhd	1,636,382
830,000	Telekom Malaysia Bhd	1,421,493
376,500	Tenaga Nasional Bhd	1,201,020
501,900	UMW Holdings Bhd	1,312,328
2,558,300	YTL Corp. Bhd	1,056,900

		30,679,878

	Mexico - 7.1%
1,024,150	America Movil SAB de CV, Series L	1,001,712
214,795	Arca Continental SAB de CV	1,300,086
150,193	Coca-Cola Femsa SAB de CV, Series L	1,141,845
90,161	El Puerto de Liverpool SAB de CV, Series C1	1,061,380
534,465	Fibra Uno Administracion SA de CV REIT	1,291,043
133,608	Fomento Economico Mexicano SAB de CV	1,218,409
387,604	Grupo Bimbo SAB de CV(b)	1,045,885
182,446	Grupo Financiero Banorte SAB de CV, Class O	965,696
414,600	Grupo Financiero Inbursa SAB de CV, Class O	946,637
529,832	Grupo Lala SAB de CV	1,232,890
338,700	Grupo Mexico SAB de CV, Series B	931,472
142,999	Grupo Televisa SAB, Series CPO	1,003,430
181,600	Infraestructura Energetica Nova SAB de CV	891,961
95,100	Promotora y Operadora de Infraestructura SAB de CV(b)	1,101,180
380,859	Wal-Mart de Mexico SAB de CV	930,455

		16,064,081

	Philippines - 6.7%
1,403,081	Aboitiz Power Corp.	1,340,650
78,756	Ayala Corp.	1,343,166

Schedule of Investments

631,416	Bank of the Philippine Islands	$1,311,567
494,609	BDO Unibank, Inc.	1,085,793
3,432,373	DMCI Holdings, Inc.	893,085
6,664,799	Energy Development Corp.	1,044,859
32,975	GT Capital Holdings, Inc.	1,009,402
601,266	International Container Terminal Services, Inc.	1,444,826
222,955	Jollibee Foods Corp.	926,237
635,052	Metropolitan Bank & Trust Co.	1,226,781
19,613	Philippine Long Distance Telephone Co.	1,237,632
65,861	SM Investments Corp.	1,285,971
237,532	Universal Robina Corp.	993,547

		15,143,516

	Poland - 2.1%
20,914	Bank Pekao SA	886,349
190,792	PGE Polska Grupa Energetyczna SA	900,295
111,032	Powszechna Kasa Oszczednosci Bank Polski SA	863,952
10,487	Powszechny Zaklad Ubezpieczen SA	1,205,157
834,448	Tauron Polska Energia SA	842,170

		4,697,923

	Qatar - 0.9%
70,421	Commercial Bank QSC	1,048,216
19,089	Qatar National Bank SAQ	956,744

		2,004,960

	South Africa - 9.5%
67,237	Barclays Africa Group Ltd.	992,221
43,273	Bidvest Group Ltd. (The)	1,056,016
240,436	FirstRand Ltd.	1,043,153
596,820	Growthpoint Properties Ltd. REIT	1,311,235
115,603	Investec Ltd.	1,051,395
98,730	Liberty Holdings Ltd.	1,112,737
457,334	MMI Holdings Ltd.	1,067,487
43,603	Mondi Ltd.	1,046,375
54,028	Nedbank Group Ltd.	1,081,031
315,326	Netcare Ltd.	1,009,433
210,506	Pick n Pay Stores Ltd.	986,544
1,472,575	Redefine Properties Ltd. REIT	1,342,206
53,561	Remgro Ltd.	1,112,186
180,007	RMB Holdings Ltd.	975,151
330,646	RMI Holdings	1,162,253
70,009	Spar Group Ltd. (The)	1,097,938
83,561	Standard Bank Group Ltd.	1,008,534
181,175	Steinhoff International Holdings Ltd.	1,099,514
42,672	Tiger Brands Ltd.	963,494
100,407	Vodacom Group Ltd.	1,166,335

		21,685,238

	South Korea - 3.4%
25,357	GS Holdings Corp.	983,812
35,652	Hana Financial Group, Inc.	888,139
138,166	Hanwha Life Insurance Co. Ltd.	980,026
49,916	Hyundai Marine & Fire Insurance Co. Ltd.	1,352,252
41,659	KT Corp.(b)	1,089,403
14,431	Kumho Petrochemical Co. Ltd.	746,123
21,821	LG Electronics, Inc.	757,110
25,194	LS Corp.	843,999

		7,640,864

	Taiwan - 28.4%
1,421,582	Asia Cement Corp.	1,560,199
105,000	Asustek Computer, Inc.	947,849
655,023	Cathay Financial Holding Co. Ltd.	1,058,112
539,600	Chailease Holding Co. Ltd.	1,124,612
2,714,830	Chang Hwa Commercial Bank	1,517,722
659,738	Cheng Shin Rubber Industry Co. Ltd.	1,274,694
681,000	Cheng Uei Precision Industry Co. Ltd.	951,241

2,745,000	China Development Financial Holding Corp.	$904,233
1,076,350	China Life Insurance Co. Ltd.	1,085,845
295,000	China Steel Chemical Corp.	1,079,217
2,531,230	China Steel Corp.	1,811,944
942,000	Chunghwa Telecom Co. Ltd.	2,924,030
1,507,950	CTBC Financial Holding Co. Ltd.(b)	1,093,773
2,282,973	E.Sun Financial Holding Co. Ltd.	1,388,375
2,051,000	Far Eastern Department Stores Co. Ltd.	1,159,601
1,349,440	Far Eastern New Century Corp.	1,273,722
497,000	Far EasTone Telecommunications Co. Ltd.	1,163,337
3,207,540	First Financial Holding Co. Ltd.	1,727,133
476,090	Formosa Chemicals & Fibre Corp.	1,127,964
476,000	Formosa Petrochemical Corp.	1,123,228
518,400	Formosa Plastics Corp.	1,149,391
314,050	Foxconn Technology Co. Ltd.	954,937
440,500	Highwealth Construction Corp.	906,910
360,360	Hon Hai Precision Industry Co. Ltd.	1,035,258
2,814,000	Hua Nan Financial Holdings Co. Ltd.	1,599,902
886,000	Kenda Rubber Industrial Co. Ltd.	1,368,085
887,000	Lite-On Technology Corp.	974,895
109,000	Makalot Industrial Co. Ltd.(b)	930,444
1,542,000	Mega Financial Holding Co. Ltd.	1,318,721
1,341,000	Mitac Holdings Corp.	1,155,320
455,000	Nan Ya Plastics Corp.	929,557
475,000	Powertech Technology, Inc.	890,677
140,000	President Chain Store Corp.	1,017,690
436,000	Quanta Computer, Inc.	842,405
684,000	Ruentex Development Co. Ltd.	866,604
470,000	Ruentex Industries Ltd.(b)	982,532
5,140,445	Shin Kong Financial Holding Co. Ltd.	1,504,449
228,000	Simplo Technology Co. Ltd.	938,821
3,872,201	SinoPac Financial Holdings Co. Ltd.	1,649,624
816,000	Synnex Technology International Corp.	983,444
3,249,978	Taishin Financial Holding Co. Ltd.	1,286,753
7,504,000	Taiwan Business Bank(b)	2,186,681
1,000,000	Taiwan Cement Corp.	1,083,255
4,593,345	Taiwan Cooperative Financial Holding Co. Ltd.	2,306,020
878,000	Taiwan Fertilizer Co. Ltd.	1,284,817
368,000	Taiwan Mobile Co. Ltd.	1,218,061
220,000	Taiwan Semiconductor Manufacturing Co. Ltd.	972,079
1,058,000	Tong Yang Industry Co. Ltd.	1,125,978
250,000	Transcend Information, Inc.	745,134
598,000	Tripod Technology Corp.	939,480
586,080	Uni-President Enterprises Corp.	1,032,135
983,000	WPG Holdings Ltd.	1,116,214
2,141,425	Yuanta Financial Holding Co. Ltd.	1,017,417

		64,610,521

	Thailand - 6.5%
158,806	Advanced Info Service PCL NVDR	1,126,443
254,933	Bangkok Bank PCL NVDR	1,200,706
1,806,502	Bangkok Dusit Medical Services PCL NVDR	1,030,237
4,228,724	BTS Group Holdings PCL NVDR	1,181,811
777,721	Central Pattana PCL NVDR	1,042,625
805,604	CP ALL PCL NVDR	1,097,148
5,106,809	Home Product Center PCL NVDR	905,591
651,280	Intouch Holdings PCL NVDR	1,510,630
174,791	Kasikornbank PCL NVDR	882,758
1,933,541	Krung Thai Bank PCL NVDR	960,050
3,498,000	Land and Houses PCL NVDR	789,022
75,057	Siam Cement PCL (The) NVDR	1,120,158

Schedule of Investments

254,192	Siam Commercial Bank PCL (The) NVDR	$1,096,246
1,559,227	Thai Union Frozen Products PCL NVDR	836,130

		14,779,555

	Turkey - 2.7%
188,786	Arcelik AS	997,675
206,039	Aselsan Elektronik Sanayi Ve Ticaret AS	1,118,683
58,175	BIM Birlesik Magazalar AS	989,693
511,179	Enka Insaat ve Sanayi AS	928,844
238,278	KOC Holding AS	1,060,853
130,426	Migros Ticaret AS(b)	974,879

		6,070,627

	Total Common Stocks and Other Equity Interests (Cost $243,161,846)	227,383,372

	Rights - 0.0%
	Taiwan - 0.0%
390,326	First Financial Holdings Co. Ltd., expiring 09/11/15(b)	28,436
90,405	Ruentex Development Co. Ltd., expiring 08/07/15(b)	3,436

	Total Rights (Cost $0)	31,872

	Total Investments (Cost $243,161,846)(c) - 100.0%	227,415,244
	Other assets less liabilities - 0.0%	15,484

	Net Assets - 100.0%	$227,430,728

Investment Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-voting Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $1,062,246, which represented 0.47% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $244,533,284. The net unrealized depreciation was $17,118,040, which consisted of aggregate gross unrealized appreciation of $7,318,328 and aggregate gross unrealized depreciation of $24,436,368.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed High Beta Portfolio (IDHB)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Australia - 0.5%
3,338	BHP Billiton PLC	$61,596

	Austria - 2.7%
2,015	Erste Group Bank AG(a)	60,755
22,234	IMMOFINANZ AG(a)	54,854
2,208	OMV AG	59,097
4,777	Raiffeisen Bank International AG(a)	70,196
1,261	voestalpine AG	54,447

		299,349

	Belgium - 1.5%
655	Groupe Bruxelles Lambert SA	54,399
882	KBC Groep NV	61,840
361	Solvay SA	48,560

		164,799

	Bermuda - 0.4%
1,071	Golar LNG Ltd.	46,128

	Canada - 7.5%
3,574	Baytex Energy Corp.	30,934
10,593	Bonavista Energy Corp.	39,898
3,450	Cameco Corp.	47,628
1,691	Canadian Natural Resources Ltd.	41,490
9,263	Canadian Oil Sands Ltd.	53,117
2,633	Crescent Point Energy Corp.	40,094
4,659	Encana Corp.	35,597
6,468	Enerplus Corp.	41,315
4,893	First Quantum Minerals Ltd.	39,304
3,267	Gibson Energy, Inc.	48,417
12,461	Lundin Mining Corp.(a)	45,210
5,085	MEG Energy Corp.(a)	54,800
969	Methanex Corp.	43,901
2,641	Paramount Resources Ltd., Class A(a)	39,992
23,288	Pengrowth Energy Corp.	37,413
48,845	Penn West Petroleum Ltd.	67,207
9,441	Precision Drilling Corp.	48,259
6,678	Teck Resources Ltd., Class B	49,432
10,772	Trilogy Energy Corp.	38,088

		842,096

	Chile - 0.5%
5,879	Antofagasta PLC	52,018

	Colombia - 0.6%
24,815	Pacific Rubiales Energy Corp.	69,622

	Cyprus - 0.3%
7,430	Ocean Rig UDW, Inc.	28,531

	Denmark - 1.0%
29	A.P. Moeller - Maersk A/S, Class B	49,682
1,233	Vestas Wind Systems A/S	67,715

		117,397

	Finland - 4.1%
1,462	Cargotec Oyj, Class B	$51,043
1,355	Kesko Oyj, Class B	52,981
1,903	Metso Corporation	52,584
7,450	Nokia Oyj	52,926
2,027	Nokian Renkaat Oyj	61,274
14,944	Outokumpu Oyj(a)	69,544
6,043	Stora Enso Oyj, Class R	57,119
3,356	UPM-Kymmene Oyj	62,292

		459,763

	France - 12.7%
417	Air Liquide SA	54,619
2,269	AXA SA	60,166
1,064	BNP Paribas SA	69,722
9,025	Bollore SA	50,255
625	Cap Gemini SA	60,111
1,581	Carrefour SA	54,595
627	Casino Guichard Perrachon SA	46,836
3,054	CNP Assurances	51,676
1,542	Compagnie de Saint-Gobain, SA	73,539
4,350	Credit Agricole SA	68,943
3,069	Engie	59,288
411	Essilor International SA	52,947
905	Legrand SA	56,044
8,943	Natixis SA	66,112
895	Numericable-SFR SAS(a)	49,091
3,863	Orange SA	63,743
598	Renault SA	55,353
896	Schneider Electric SE	62,951
1,472	Societe Generale SA	72,860
3,166	Suez Environnement Co.	61,057
851	Technip SA	48,723
1,380	Total SA	68,726
194	Unibail-Rodamco SE REIT	51,935
942	Vinci SA	60,781

		1,420,073

	Germany - 8.9%
660	Adidas AG	54,304
680	BASF SE	59,015
405	Bayer AG	60,094
474	Bayerische Motoren Werke AG	47,814
4,377	Commerzbank AG(a)	56,991
247	Continental AG	55,548
566	Daimler AG	50,897
1,842	Deutsche Bank AG	65,165
1,849	Deutsche Post AG	56,220
3,583	Deutsche Telekom AG	65,120
4,152	E.ON SE	55,094
715	HeidelbergCement AG	54,863
3,929	Infineon Technologies AG	44,299
1,750	Metro AG	55,588
2,736	RWE AG	57,283
529	Siemens AG	56,950
2,207	ThyssenKrupp AG	56,291
209	Volkswagen AG (Preference Shares)	42,119

		993,655

	India - 0.6%
11,605	Vedanta Resources PLC	72,312

	Ireland - 1.8%
175,486	Bank of Ireland(a)	74,258
2,448	CRH PLC	72,797
1,778	Smurfit Kappa Group PLC	53,825

		200,880

	Italy - 12.0%
2,111	Atlantia SpA	56,723

Schedule of Investments

36,388	Banca Monte dei Paschi di Siena SpA(a)	$72,607
4,474	Banco Popolare SC(a)	78,052
30,298	Enel Green Power SpA	63,301
15,400	Enel SpA	72,925
4,116	Eni SpA	72,579
1,187	EXOR SpA	60,143
4,185	Finmeccanica SpA(a)	60,664
20,620	Intesa Sanpaolo	79,783
12,480	Mediaset SpA	63,620
6,993	Mediobanca SpA	76,605
8,607	Mediolanum SpA	69,276
2,618	Moncler SpA	53,511
2,851	Pirelli & C. SpA	47,564
2,709	Prysmian SpA	62,525
5,182	Saipem SpA(a)	45,459
12,735	Snam SpA	63,035
11,109	Terna-Rete Elettrica Nationale SpA	52,114
9,135	UBI Banca-Unione di Banche Italiane ScpA	74,586
10,506	UniCredit SpA	70,052
18,147	UnipolSai SpA	47,478

		1,342,602

	Japan - 1.0%
1,680	Japan Exchange Group, Inc.	58,579
300	Nintendo Co. Ltd.	52,811

		111,390

	Luxembourg - 1.0%
6,605	ArcelorMittal SA	60,277
4,007	Tenaris SA	50,868

		111,145

	Netherlands - 2.7%
3,964	ING Groep NV CVA	67,840
1,792	Koninklijke Philips NV	50,121
1,907	OCI NV(a)	64,399
920	Randstad Holding NV	63,366
1,981	Royal Dutch Shell PLC, Class A	56,881

		302,607

	Norway - 5.9%
12,526	Det Norske Oljeselskap ASA(a)	77,201
3,175	DNB ASA	52,026
70,302	DNO ASA(a)	65,685
9,099	Fred Olsen Energy ASA(a)	42,558
12,314	Norsk Hydro ASA	46,157
8,516	Opera Software ASA	68,096
9,000	Petroleum Geo-Services ASA	41,275
1,590	Schibsted ASA, Class A	55,707
5,339	Seadrill Ltd.	48,504
3,319	Statoil ASA	56,427
13,249	Storebrand ASA(a)	53,688
2,277	TGS Nopec Geophysical Co. ASA	48,263

		655,587

	Portugal - 3.5%
894,257	Banco Comercial Portugues SA(a)	69,161
16,531	EDP-Energias de Portugal SA	61,514
6,164	Galp Energia SGPS SA	71,849
3,808	Jeronimo Martins SGPS SA	56,924
6,745	NOS SGPS SA	57,501
51,814	Sonae SGPS SA	72,303

		389,252

	Singapore - 0.8%
65,200	Ezion Holdings Ltd.	41,218
1,234	InterOil Corp.(a)	52,790

		94,008

	Spain - 7.3%
3,066	Abertis Infraestructuras SA	50,490

2,050	ACS Actividades de Construccion y Servicios SA	$69,194
6,305	Banco Bilbao Vizcaya Argentaria SA	64,185
12,427	Banco Popular Espanol SA	57,378
9,154	Banco Santander SA	63,555
41,174	Bankia SA	54,726
11,552	CaixaBank SA	51,806
2,324	Ferrovial SA	56,848
2,156	Gas Natural SDG SA	47,129
1,467	Grifols SA	65,141
1,863	Inditex SA	64,169
17,794	Mapfre SA	57,524
3,366	Repsol SA	56,900
3,639	Telefonica SA	56,046

		815,091

	Sweden - 5.4%
2,644	Alfa Laval AB	48,931
1,765	Atlas Copco AB, Class A	48,533
1,654	Electrolux AB, Series B	47,853
6,945	Husqvarna AB, Class B	50,982
2,531	Industrivarden AB, Class C	48,138
1,894	Investment AB Kinnevik, Class B	60,981
1,377	Investor AB, Class B	53,455
3,369	Lundin Petroleum AB(a)	49,148
4,179	Sandvik AB	42,495
2,413	Skanska AB, Class B	51,128
11,546	SSAB AB, Class A(a)	55,337
2,614	Trelleborg AB, Class B	45,449

		602,430

	Switzerland - 1.3%
15,019	Glencore PLC	48,749
663	LafargeHolcim Ltd.	46,426
6,956	STMicroelectronics NV	54,758

		149,933

	United Kingdom - 15.9%
8,083	Aberdeen Asset Management PLC	45,913
2,190	Aggreko PLC	41,010
4,883	Amec Foster Wheeler PLC	62,483
4,787	Anglo American PLC	60,597
3,260	Ashtead Group PLC	49,931
1,065	Associated British Foods PLC	53,581
6,865	Aviva PLC	55,707
16,151	Barclays PLC	72,826
3,975	BG Group PLC	67,768
8,251	BP PLC	50,917
13,054	Centrica PLC	54,288
5,444	CNH Industrial NV	49,021
3,695	Fiat Chrysler Automobiles NV(a)	58,379
9,709	GKN PLC	48,256
3,533	Hargreaves Lansdown PLC	66,049
2,804	IMI PLC	46,426
6,655	International Consolidated Airlines Group SA(a)	55,457
1,251	Intertek Group PLC	47,770
14,318	J Sainsbury PLC	59,187
1,480	London Stock Exchange Group PLC	60,302
19,199	Old Mutual PLC	63,545
5,154	Petrofac Ltd.	70,777
2,055	Prudential PLC	48,343
1,244	Rio Tinto PLC	48,269
11,428	Royal Bank of Scotland Group PLC(a)	61,026
1,268	Schroders PLC	62,587
2,690	Smiths Group PLC	47,392
5,598	Subsea 7 SA(a)	49,273
19,973	Tesco PLC	67,229
13,577	Tullow Oil PLC	52,099

Schedule of Investments

1,792	Weir Group PLC (The)	$42,981
21,428	WM Morrison Supermarkets PLC	61,025

		1,780,414

	Total Investments (Cost $11,851,986)(b)-99.9%	11,182,678
	Other assets less liabilities-0.1%	7,318

	Net Assets - 100.0%	$11,189,996

Investment Abbreviations:

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $11,950,762. The net unrealized depreciation was $768,084, which consisted of aggregate gross unrealized appreciation of $449,158 and aggregate gross unrealized depreciation of $1,217,242.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.8%
	Australia - 10.5%
126,602	AGL Energy Ltd.	$1,550,743
294,923	Asciano Ltd.	1,760,769
64,463	ASX Ltd.	2,104,193
1,380,824	AusNet Services	1,409,472
76,201	Australia & New Zealand Banking Group Ltd.	1,828,715
185,324	Bendigo & Adelaide Bank Ltd.	1,788,258
325,844	Boral Ltd.	1,588,843
195,865	Brambles Ltd.	1,564,909
29,793	Commonwealth Bank of Australia	1,915,681
21,811	CSL Ltd.	1,585,034
501,140	GPT Group (The) REIT	1,696,537
1,032,105	Mirvac Group REIT	1,432,481
74,291	National Australia Bank Ltd.	1,896,899
113,059	Sonic Healthcare Ltd.	1,716,125
509,159	Stockland Corp. Ltd. REIT	1,589,079
166,859	Suncorp Group Ltd.	1,748,545
439,913	Sydney Airport	1,812,312
432,224	Telstra Corp. Ltd.	2,059,951
233,072	Transurban Group	1,706,430
55,195	Wesfarmers Ltd.	1,720,603
70,125	Westpac Banking Corp.	1,795,161

		36,270,740

	Austria - 0.8%
24,647	Andritz AG	1,385,526
32,178	Oesterreichische Post AG	1,445,183

		2,830,709

	Belgium - 1.5%
11,367	Ackermans & van Haaren NV	1,748,190
32,734	Colruyt SA	1,598,183
20,705	Groupe Bruxelles Lambert SA	1,719,583

		5,065,956

	Canada - 17.6%
50,410	ATCO Ltd., Class I	1,520,883
36,317	Bank of Montreal(a)	2,037,292
39,537	Bank of Nova Scotia	1,950,790
50,436	BCE, Inc.	2,086,913
46,174	Brookfield Asset Management, Inc., Class A	1,620,589
136,619	CAE, Inc.	1,556,319
26,071	Canadian Imperial Bank of Commerce	1,872,936
13,874	Canadian Tire Corp. Ltd., Class A(a)	1,390,546
65,274	Canadian Utilities Ltd., Class A	1,843,396
70,019	CI Financial Corp.	1,778,798
31,596	Dollarama, Inc.	1,890,733
102,717	Dream Office Real Estate Investment Trust REIT(a)	1,873,611
63,786	Emera, Inc.(a)	2,138,703
23,396	Empire Co. Ltd., Class A	1,589,766
159,309	First Capital Realty, Inc.	2,266,659
70,990	Fortis, Inc.	2,043,565

21,237	George Weston Ltd.	$1,793,053
72,867	Great-West Lifeco, Inc.	2,074,633
108,827	H&R REIT(a)	1,867,948
43,309	IGM Financial, Inc.	1,285,671
27,457	Intact Financial Corp.	1,903,702
31,798	Loblaw Cos. Ltd.	1,743,213
79,816	Manulife Financial Corp.	1,421,528
53,466	Metro, Inc.	1,462,666
42,699	National Bank of Canada	1,501,251
27,809	Onex Corp.	1,604,049
66,926	Power Corp. of Canada	1,581,901
61,888	Power Financial Corp.	1,651,203
99,975	RioCan REIT	2,058,749
53,280	Rogers Communications, Inc., Class B	1,878,182
35,178	Royal Bank of Canada	2,062,089
88,743	Shaw Communications, Inc., Class B	1,892,938
51,611	TELUS Corp.	1,771,345
45,135	Toronto-Dominion Bank (The)	1,830,796

		60,846,416

	Finland - 0.5%
34,670	Sampo Oyj, Class A	1,723,732

	France - 2.7%
12,651	Aeroports de Paris	1,526,339
22,862	Danone SA	1,558,233
7,973	L’Oreal SA	1,500,608
12,646	Pernod Ricard SA	1,523,640
18,535	Sodexo SA	1,737,797
60,604	Vivendi SA	1,602,648

		9,449,265

	Germany - 3.0%
9,319	Allianz SE	1,535,149
16,777	Beiersdorf AG	1,442,477
8,083	Linde AG	1,536,940
39,811	MAN SE	4,175,954
8,842	Muenchener Rueckversicherungs-Gesellschaft AG	1,634,368

		10,324,888

	Hong Kong - 9.2%
462,228	Bank of East Asia Ltd. (The)	1,872,213
228,002	Cheung Kong Infrastructure Holdings Ltd.	1,983,764
296,270	CLP Holdings Ltd.	2,516,592
336,415	Hang Lung Group Ltd.	1,516,673
117,021	Hang Seng Bank Ltd.	2,398,596
4,448,827	HK Electric Investments & HK Electric Investments Ltd.(b)	3,093,169
1,002,732	Hong Kong & China Gas Co. Ltd.	2,046,260
180,876	Hongkong Land Holdings Ltd.	1,392,745
28,566	Jardine Matheson Holdings Ltd.	1,549,991
52,556	Jardine Strategic Holdings Ltd.	1,580,885
413,126	Kerry Properties Ltd.	1,542,768
256,561	Link (The) REIT	1,509,124
412,879	MTR Corp. Ltd.	1,840,095
1,243,160	New World Development Co. Ltd.	1,502,575
192,568	Power Assets Holdings Ltd.	1,814,570
104,137	Sun Hung Kai Properties Ltd.	1,599,876
166,236	Swire Pacific Ltd., Class A	2,130,406

		31,890,302

	Ireland - 0.9%
77,862	Experian PLC	1,459,259
19,859	Kerry Group PLC, Class A	1,517,236

		2,976,495

	Israel - 3.3%
301,500	Bank Hapoalim BM	1,677,959
398,849	Bank Leumi Le-Israel(c)	1,740,829

Schedule of Investments

18,909	Check Point Software Technologies Ltd.(c)	$1,527,280
20,020	Elbit Systems Ltd.	1,656,123
210,470	Israel Chemicals Ltd.	1,458,169
964,594	Israel Discount Bank Ltd., Class A(c)	1,947,971
121,341	Mizrahi Tefahot Bank Ltd.	1,557,236

		11,565,567

	Japan - 9.0%
657	Advance Residence Investment Corp. REIT	1,434,428
391,986	Aozora Bank Ltd.	1,505,996
47,663	Canon, Inc.	1,528,047
340	Frontier Real Estate Investment Corp. REIT	1,481,900
1,508	GLP J-REIT REIT	1,452,071
258,309	Hankyu Hanshin Holdings, Inc.	1,634,564
69,875	Ito EN Ltd.	1,626,535
146,946	Kagome Co. Ltd.(a)	2,423,106
22,296	Lawson, Inc.	1,661,020
95,144	McDonald’s Holdings Co. Japan Ltd.(a)	2,027,363
115,864	Mitsui & Co. Ltd.	1,507,041
765,331	Mizuho Financial Group, Inc.	1,654,887
840	Nippon Prologis REIT, Inc. REIT	1,657,694
372,360	Osaka Gas Co. Ltd.	1,490,402
34,100	Takeda Pharmaceutical Co. Ltd.	1,717,454
354,484	Tobu Railway Co., Ltd.	1,708,115
166,493	TonenGeneral Sekiyu K.K.	1,667,685
23,092	Toyota Motor Corp.	1,538,224
1,085	United Urban Investment Corp. REIT	1,576,335

		31,292,867

	Luxembourg - 0.4%
43,889	SES SA FDR, Class A	1,365,743

	Netherlands - 1.4%
22,796	Heineken Holding NV	1,592,773
72,365	Koninklijke Ahold NV	1,449,139
50,381	Wolters Kluwer NV	1,679,923

		4,721,835

	New Zealand - 2.3%
475,589	Auckland International Airport Ltd.	1,709,202
321,401	Fisher & Paykel Healthcare Corp. Ltd.	1,601,300
249,495	Fletcher Building Ltd.	1,312,657
322,285	Ryman Healthcare Ltd.	1,798,389
355,798	Sky Network Television Ltd.	1,446,502

		7,868,050

	Norway - 0.4%
96,473	Gjensidige Forsikring ASA	1,555,892

	Singapore - 14.8%
845,738	Ascendas REIT	1,495,788
1,545,754	CapitaLand Commercial Trust REIT	1,609,807
641,684	CapitaLand Ltd.	1,510,065
1,204,452	CapitaLand Mall Trust REIT	1,760,509
239,090	City Developments Ltd.	1,630,278
150,500	DBS Group Holdings Ltd.	2,219,608
844,450	Global Logistic Properties Ltd.(c)	1,419,451
2,789,289	Hutchison Port Holdings Trust	1,673,573
56,799	Jardine Cycle & Carriage Ltd.	1,226,639
2,947,277	Keppel REIT	2,315,518
279,093	Keppel Corp. Ltd.	1,529,780
677,517	M1 Ltd.	1,549,827
2,338,621	Mapletree Greater China Commercial Trust REIT(b)	1,674,961
311,428	Oversea-Chinese Banking Corp. Ltd.	2,342,026
820,931	SATS Ltd.	2,255,865
520,677	SembCorp Industries Ltd.	1,358,486
225,264	Singapore Airlines Ltd.	1,768,132

324,665	Singapore Exchange Ltd.	$1,891,091
1,171,197	Singapore Post Ltd.	1,673,383
961,691	Singapore Press Holdings Ltd.	2,937,856
770,638	Singapore Technologies Engineering Ltd.	1,847,324
651,603	Singapore Telecommunications Ltd.	1,947,714
865,787	StarHub Ltd.	2,423,419
1,649,794	Suntec REIT	2,055,762
109,948	United Overseas Bank Ltd.	1,783,853
286,084	UOL Group Ltd.	1,400,835
356,044	Venture Corp. Ltd.	2,042,641
847,815	Wilmar International Ltd.	1,982,758

		51,326,949

	Spain - 1.0%
38,347	Amadeus IT Holding SA, Class A	1,682,421
242,765	Iberdrola SA	1,723,039

		3,405,460

	Sweden - 2.7%
37,724	Hennes & Mauritz AB, Class B	1,509,770
32,256	L E Lundbergforetagen AB, Class B	1,479,757
102,695	Svenska Handelsbanken AB, Class A	1,580,771
65,949	Swedbank AB, Class A	1,555,016
50,341	Swedish Match AB	1,551,546
266,160	TeliaSonera AB	1,627,923

		9,304,783

	Switzerland - 2.9%
11,428	Kuehne + Nagel International AG	1,586,198
23,281	Nestle SA	1,773,145
8,494	Schindler Holding AG	1,376,044
20,968	Swiss Re AG	1,898,050
2,929	Swisscom AG	1,712,723
5,242	Zurich Insurance Group AG	1,605,161

		9,951,321

	United Kingdom - 14.3%
228,356	BAE Systems PLC	1,711,191
30,049	British American Tobacco PLC	1,782,345
123,969	British Land Co. PLC (The) REIT	1,626,946
214,890	BT Group PLC	1,557,468
62,970	Bunzl PLC	1,802,175
101,648	Compass Group PLC	1,625,873
55,082	Diageo PLC	1,538,174
278,580	Direct Line Insurance Group PLC	1,590,656
356,037	G4S PLC	1,526,222
70,548	GlaxoSmithKline PLC	1,536,859
158,244	Hammerson PLC REIT	1,624,864
171,088	HSBC Holdings PLC	1,547,700
297,304	Intu Properties PLC REIT	1,529,156
81,336	Land Securities Group PLC REIT	1,647,485
432,193	Legal & General Group PLC	1,758,258
131,919	National Grid PLC	1,756,189
14,473	Next PLC	1,804,552
62,578	Prudential PLC	1,472,119
18,917	Reckitt Benckiser Group PLC	1,815,184
102,687	Relx NV	1,721,094
101,336	Relx PLC	1,767,948
223,691	RSA Insurance Group PLC	1,794,219
48,353	Severn Trent PLC	1,663,026
99,141	Sky PLC	1,763,689
62,967	SSE PLC	1,488,640
35,593	Unilever NV CVA	1,604,851
39,368	Unilever PLC	1,785,880
20,393	Whitbread PLC	1,651,629
24,166	Wolseley PLC	1,604,983
66,420	WPP PLC	1,523,632

		49,623,007

Schedule of Investments

	United States - 0.6%
52,370	Thomson Reuters Corp.(a)	$2,131,513

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $349,450,098)-99.8%	345,491,490

	Investments Purchased with Cash Collateral from Securities on Loan
	Money Market Fund - 3.0%
10,367,693	Invesco Liquid Assets Portfolio - Institutional Class, 0.11%(d)(e) (Cost $10,367,693)	10,367,693

	Total Investments (Cost $359,817,791)(f)-102.8%	355,859,183

	Other assets less liabilities-(2.8)%	(9,812,373)
	Net Assets-100.0%	$346,046,810

Investment Abbreviations:

CVA - Dutch Certificates

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at July 31, 2015.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2015 was $4,768,130, which represented 1.38% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2015.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of July 31, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman & Co.	$9,994,532	$(9,994,532)	$–

*	Amount does not include excess collateral received, if any.

(f)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $361,684,322. The net unrealized depreciation was $5,825,139, which consisted of aggregate gross unrealized appreciation of $13,393,242 and aggregate gross unrealized depreciation of $19,218,381.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 2.4%
20,329	John Wiley & Sons, Inc., Class A	$1,077,640
41,557	Service Corp. International	1,267,904

		2,345,544

	Consumer Staples - 4.0%
18,543	Church & Dwight Co., Inc.	1,600,817
11,595	Edgewell Personal Care Co.	1,109,758
13,986	Ingredion, Inc.	1,233,565

		3,944,140

	Financials - 50.4%
13,931	Alexandria Real Estate Equities, Inc. REIT	1,291,543
2,597	Alleghany Corp.(b)	1,262,480
31,926	American Campus Communities, Inc. REIT	1,191,478
24,570	American Financial Group, Inc.	1,694,102
31,306	Arthur J. Gallagher & Co.	1,484,844
26,149	Aspen Insurance Holdings Ltd.	1,257,505
18,773	Bank of Hawaii Corp.	1,266,614
55,611	BioMed Realty Trust, Inc. REIT	1,197,861
47,320	Brown & Brown, Inc.	1,582,854
15,882	Camden Property Trust REIT	1,264,684
28,556	Commerce Bancshares, Inc.	1,344,702
43,037	Corporate Office Properties Trust REIT	995,446
31,628	Corrections Corp. of America REIT	1,112,357
40,749	Douglas Emmett, Inc. REIT	1,194,353
55,989	Duke Realty Corp. REIT	1,129,298
46,707	Equity One, Inc. REIT	1,198,969
7,653	Everest Re Group Ltd.	1,401,417
17,189	Extra Space Storage, Inc. REIT	1,263,735
9,370	Federal Realty Investment Trust REIT	1,281,722
15,998	Hanover Insurance Group, Inc. (The)	1,293,438
27,789	HCC Insurance Holdings, Inc.	2,144,199
29,065	Highwoods Properties, Inc. REIT	1,230,321
16,917	Kilroy Realty Corp. REIT	1,198,569
23,274	Lamar Advertising Co., Class A REIT	1,397,604
34,704	Liberty Property Trust REIT	1,180,977
14,688	Mid-America Apartment Communities, Inc. REIT	1,180,034
29,275	National Retail Properties, Inc. REIT	1,088,152
78,605	New York Community Bancorp, Inc.	1,495,853
33,793	Potlatch Corp. REIT	1,183,093
17,810	Regency Centers Corp. REIT	1,139,306
14,032	Reinsurance Group of America, Inc.	1,354,369
12,676	RenaissanceRe Holdings Ltd.	1,360,135
24,355	SEI Investments Co.	1,298,365
57,151	Senior Housing Properties Trust REIT	986,998
40,926	Tanger Factory Outlet Centers, Inc. REIT	1,329,276
36,306	UDR, Inc. REIT	1,227,506
118,750	Valley National Bancorp	1,178,000
27,865	W.R. Berkley Corp.	1,552,638
32,830	Weingarten Realty Investors REIT	1,154,959

		50,389,756

	Health Care - 11.8%
8,431	Bio-Rad Laboratories, Inc., Class A(b)	1,270,889
11,903	Bio-Techne Corp.	1,301,950

24,873	Hill-Rom Holdings, Inc.	$1,393,634
15,552	MEDNAX, Inc.(b)	1,316,321
3,351	Mettler-Toledo International, Inc.(b)	1,131,298
13,460	Omnicare, Inc.	1,303,601
32,385	Owens & Minor, Inc.	1,138,657
13,693	Sirona Dental Systems, Inc.(b)	1,421,060
11,648	Teleflex, Inc.	1,560,715

		11,838,125

	Industrials - 6.5%
33,518	Copart, Inc.(b)	1,207,653
15,552	IDEX Corp.	1,182,419
17,235	Landstar System, Inc.	1,241,437
51,822	Rollins, Inc.	1,502,838
27,859	Waste Connections, Inc.	1,396,572

		6,530,919

	Information Technology - 7.5%
13,593	ANSYS, Inc.(b)	1,279,781
23,227	Broadridge Financial Solutions, Inc.	1,260,529
9,810	DST Systems, Inc.	1,070,761
7,577	FactSet Research Systems, Inc.	1,255,206
20,408	Jack Henry & Associates, Inc.	1,425,703
24,528	Synopsys, Inc.(b)	1,247,004

		7,538,984

	Materials - 9.4%
21,227	AptarGroup, Inc.	1,438,978
9,063	Ashland, Inc.	1,036,082
27,944	Bemis Co., Inc.	1,245,464
2,551	NewMarket Corp.	1,014,558
17,267	Scotts Miracle-Gro Co. (The), Class A	1,042,754
23,233	Silgan Holdings, Inc.	1,242,269
28,091	Sonoco Products Co.	1,159,597
14,595	Valspar Corp. (The)	1,215,472

		9,395,174

	Utilities - 8.0%
18,632	Alliant Energy Corp.	1,146,054
41,978	Aqua America, Inc.	1,067,920
20,334	Atmos Energy Corp.	1,124,470
42,645	Great Plains Energy, Inc.	1,113,461
50,607	Questar Corp.	1,120,439
31,489	UGI Corp.	1,150,608
32,584	Westar Energy, Inc.	1,226,788

		7,949,740

	Total Investments (Cost $93,511,542)(c)-100.0%	99,932,382
	Other assets less liabilities-(0.0)	(3,053)

	Net Assets-100.0%	$99,929,329

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $93,737,924. The net unrealized appreciation was $6,194,458, which consisted of aggregate gross unrealized appreciation of $8,361,042 and aggregate gross unrealized depreciation of $2,166,584.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

July 31, 2015

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 3.3%
8,103	DineEquity, Inc.	$842,793
9,099	Marriott Vacations Worldwide Corp.	760,676
12,521	Pool Corp.	881,729
21,592	Texas Roadhouse, Inc.	850,509

		3,335,707

	Consumer Staples - 2.4%
54,068	Darling Ingredients, Inc.(b)	694,774
7,050	J & J Snack Foods Corp.	834,438
9,600	WD-40 Co.	860,448

		2,389,660

	Financials - 57.4%
32,529	Acadia Realty Trust REIT	1,040,277
29,412	Agree Realty Corp. REIT	911,478
25,018	American Assets Trust, Inc. REIT	1,041,249
27,627	American Equity Investment Life Holding Co.	816,102
65,608	Astoria Financial Corp.	991,993
78,609	Brookline Bancorp, Inc.	885,923
119,509	Capstead Mortgage Corp. REIT	1,322,965
37,450	Cardinal Financial Corp.	874,832
125,661	Cedar Realty Trust, Inc. REIT	841,929
25,927	Chesapeake Lodging Trust REIT	831,479
17,042	City Holding Co.	821,765
25,725	Columbia Banking System, Inc.	843,523
23,189	Community Bank System, Inc.	886,515
16,555	CoreSite Realty Corp. REIT	831,061
82,365	Cousins Properties, Inc. REIT	854,949
59,787	DiamondRock Hospitality Co. REIT	753,914
59,920	Dime Community Bancshares, Inc.	1,018,640
16,979	EastGroup Properties, Inc. REIT	1,022,136
27,517	Education Realty Trust, Inc. REIT	870,638
19,980	Encore Capital Group, Inc.(b)	859,340
13,814	EPR Properties REIT	789,056
61,080	F.N.B. Corp.	842,293
44,666	First Midwest Bancorp, Inc.	838,381
87,312	Franklin Street Properties Corp. REIT	1,027,662
22,343	Geo Group, Inc. (The) REIT	843,448
57,679	Getty Realty Corp. REIT	958,625
53,086	Government Properties Income Trust REIT	916,795
39,034	Healthcare Realty Trust, Inc. REIT	938,377
24,567	Horace Mann Educators Corp.	865,741
19,610	Independent Bank Corp./MA	948,340
11,360	Infinity Property & Casualty Corp.	880,514
105,571	Inland Real Estate Corp. REIT	1,036,707
21,961	Interactive Brokers Group, Inc., Class A	881,734
35,236	Kite Realty Group Trust REIT	930,230
94,801	Lexington Realty Trust REIT	815,289
23,059	LTC Properties, Inc. REIT	1,011,598
62,522	Medical Properties Trust, Inc. REIT	854,676
77,064	National Penn Bancshares, Inc.	826,126
11,407	Navigators Group, Inc. (The)(b)	891,799
31,435	NBT Bancorp, Inc.	849,688
85,680	Northwest Bancshares, Inc.	1,087,279
58,391	Oritani Financial Corp.	917,323

50,497	Parkway Properties, Inc. REIT	$905,916
17,976	Post Properties, Inc. REIT	1,023,553
25,075	ProAssurance Corp.	1,210,872
46,198	Provident Financial Services, Inc.	906,405
12,743	PS Business Parks, Inc. REIT	981,084
56,778	Retail Opportunity Investments Corp. REIT	973,743
16,485	RLI Corp.	910,467
30,170	Sabra Health Care REIT, Inc. REIT	825,150
16,180	Safety Insurance Group, Inc.	938,278
16,067	Saul Centers, Inc. REIT	833,556
30,919	Selective Insurance Group, Inc.	952,614
11,044	Sovran Self Storage, Inc. REIT	1,051,499
59,391	Sterling Bancorp	884,332
58,384	Summit Hotel Properties, Inc. REIT	795,774
55,244	Talmer Bancorp, Inc., Class A	900,477
14,624	Tompkins Financial Corp.	790,427
19,248	United Bankshares, Inc.	780,121
18,352	Universal Health Realty Income Trust REIT	898,697
43,618	Urstadt Biddle Properties, Inc., Class A REIT	833,104
18,194	Westamerica Bancorp.	891,142
70,317	Wilshire Bancorp, Inc.	817,084
17,424	Wintrust Financial Corp.	939,502

		58,316,186

	Health Care - 3.6%
7,803	Chemed Corp.	1,158,434
15,823	Greatbatch, Inc.(b)	862,828
13,517	Integra LifeSciences Holdings Corp.(b)	866,845
13,434	Magellan Health, Inc.(b)	813,966

		3,702,073

	Industrials - 14.8%
26,294	ABM Industries, Inc.	866,650
31,935	Actuant Corp., Class A	736,421
19,024	Albany International Corp., Class A	708,073
15,024	Cubic Corp.	666,615
10,253	Curtiss-Wright Corp.	690,745
16,524	EMCOR Group, Inc.	790,343
11,981	EnPro Industries, Inc.	607,197
24,338	ESCO Technologies, Inc.	926,548
14,263	Forward Air Corp.	692,469
27,960	Healthcare Services Group, Inc.	976,084
25,201	Hillenbrand, Inc.	714,700
22,668	Kaman Corp.	894,706
18,165	Matthews International Corp., Class A	978,185
11,343	Moog, Inc., Class A(b)	758,393
21,643	Mueller Industries, Inc.	700,584
39,290	Quanex Building Products Corp.	788,943
14,444	Toro Co. (The)	986,958
7,387	UniFirst Corp.	818,627
13,535	Watts Water Technologies, Inc., Class A	750,651

		15,052,892

	Information Technology - 6.9%
31,324	Benchmark Electronics, Inc.(b)	691,008
10,541	CACI International, Inc., Class A(b)	865,732
26,237	CSG Systems International, Inc.	815,971
21,142	ExlService Holdings, Inc.(b)	819,675
22,690	Forrester Research, Inc.	709,743
21,862	MKS Instruments, Inc.	776,101
29,219	Monotype Imaging Holdings, Inc.	728,430
11,384	MTS Systems Corp.	735,520
28,835	Progress Software Corp.(b)	855,823

		6,998,003

	Materials - 2.6%
12,372	Deltic Timber Corp.	802,943
13,334	Kaiser Aluminum Corp.	1,126,056

Schedule of Investments(a)

12,285	Neenah Paper, Inc.	$744,225

		2,673,224

	Utilities - 9.0%
18,929	ALLETE, Inc.	914,081
26,112	Avista Corp.	862,218
24,794	El Paso Electric Co.	903,245
20,964	Laclede Group, Inc. (The)	1,134,362
26,149	New Jersey Resources Corp.	755,706
20,037	Northwest Natural Gas Co.	867,402
17,514	NorthWestern Corp.	942,954
25,258	Piedmont Natural Gas Co., Inc.	960,057
37,470	South Jersey Industries, Inc.	908,273
16,876	Southwest Gas Corp.	950,794

		9,199,092

	Total Investments (Cost $97,699,853)(c)-100.0%	101,666,837
	Other assets less liabilities-(0.0)%	(5,589)

	Net Assets-100.0%	$101,661,248

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	At July 31, 2015, cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end. The aggregate cost of investments for tax purposes was $98,308,589. The net unrealized appreciation was $3,358,248, which consisted of aggregate gross unrealized appreciation of $6,219,729 and aggregate gross unrealized depreciation of $2,861,481.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the funds listed below, as of July 31, 2015, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

All of the securities in each of the following funds were valued based on Level 2 inputs (see the Schedule of Investments for security categories):

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

	Investments in Securities
	Level 1	Level 2	Level 3	Total
PowerShares DWA Emerging Markets Momentum Portfolio
Equity Securities	$306,772,354	$317,418	$—	$307,089,772

PowerShares Europe Currency Hedged Low Volatility Portfolio
Equity Securities	$133,527,210	$—	$—	$133,527,210
Forward Foreign Currency Contracts(a)	—	219,049	—	219,049

Total Investments	$133,527,210	$219,049	$—	$133,746,259

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	$38,105,706	$—	$0	$38,105,706

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	$911,929,485	$—	$785,070	$912,714,555

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	$120,797,234	$—	$402,103	$121,199,337

PowerShares FTSE RAFI Emerging Markets Portfolio
Equity Securities	$398,049,711	$7,055	0	$398,056,766

PowerShares 1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$272,770,179	$—	$272,770,179
Money Market Fund	133,144	—	—	133,144

Total Investments	$133,144	$272,770,179	$—	$272,903,323

PowerShares Build America Bond Portfolio
Municipal Obligations	$—	$652,866,649	$—	$652,866,649
Money Market Fund	3,670,457	—	—	3,670,457

Total Investments	$3,670,457	$652,866,649	$—	$656,537,106

PowerShares Chinese Yuan Dim Sum Bond Portfolio
Foreign Corporate Debt Securities	$—	$80,611,544	$—	$80,611,544
Foreign Government Debt Securities	—	35,364,969	—	35,364,969
Money Market Fund	3,887,283	—	—	3,887,283

Total Investments	$3,887,283	$115,976,513	$—	$119,863,796

PowerShares Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	$—	$2,501,893,180	$—	$2,501,893,180
Money Market Fund	15,308,685	—	—	15,308,685

Total Investments	$15,308,685	$2,501,893,180	$—	$2,517,201,865

PowerShares Fundamental Emerging Markets Local Debt Portfolio
Foreign Government Debt Securities	$—	$4,301,835	$—	$4,301,835
Money Market Fund	116,082	—	—	116,082

Total Investments	$116,082	$4,301,835	$—	$4,417,917

PowerShares Fundamental Investment Grade Corporate Bond Portfolio
Corporate Debt Securities	$—	$34,899,375	$—	$34,899,375
Money Market Fund	80,653	—	—	80,653

Total Investments	$80,653	$34,899,375	$—	$34,980,028

PowerShares Global Short Term High Yield Bond Portfolio
Foreign Corporate Debt Securities	$—	$26,831,958	$—	$26,831,958
Foreign Government Debt Securities	—	4,844,614	—	4,844,614
Money Market Fund	566,068	—	—	566,068

Total Investments	$566,068	$31,676,572	$—	$32,242,640

PowerShares International Corporate Bond Portfolio
Foreign Corporate Debt Securities	$—	$198,965,426	$—	$198,965,426
Foreign Government Debt Securities	—	1,887,492	—	1,887,492
Money Market Fund	232,605	—	—	232,605

Total Investments	$232,605	$200,852,918	$—	$201,085,523

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio
Corporate Debt Securities	$—	$3,731,356	$—	$3,731,356
Money Market Fund	96,533	—	—	96,533

Total Investments	$96,533	$3,731,356	$—	$3,827,889

PowerShares Variable Rate Preferred Portfolio
Corporate Debt Securities	$—	$130,272,552	$—	$130,272,552
Preferred Stock	168,395,605	—	—	168,395,605
Money Market Fund	706,160	—	—	706,160

Total Investments	$169,101,765	$130,272,552	$—	$299,374,317

PowerShares S&P Emerging Markets High Beta Portfolio
Equity Securities	$4,449,132	$—	$168,964	$4,618,096

PowerShares S&P Emerging Markets Low Volatility Portfolio
Equity Securities	$227,383,372	$31,872	$—	$227,415,244

PowerShares Senior Loan Portfolio
Senior Floating Rate Loans	$—	$4,516,011,620	$—	$4,516,011,620
Corporate Bonds	—	430,502,710	—	430,502,710
Money Market Fund	63,298,945	—	—	63,298,945

Total Investments	$63,298,945	$4,946,514,330	$—	$5,009,813,275

(a)	Unrealized appreciation.

A reconciliation of Level 3 investments is presented when a Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the following Fund during the nine months ended July 31, 2015:

	Beginning Balance, as of October 31, 2014	Purchases	Sales	Net Realized Gain	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of July 31, 2015
PowerShares Emerging Markets Infrastructure Portfolio Equity Securities	$721,572	$—	$—	$—	$(487,867)	$—	$(233,705)	$—

Shares of common stocks determined to be Level 3 at the end of the reporting period halted trading during the period and the fair value measurement was determined using a recent transaction price. A change in information which affects the security’s trading activity or liquidity could result in a significant increase or decrease in fair value.

Derivative Investments

Value of Derivative Investments

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2015:

	Value
	PowerShares Europe Currency Hedged Low Volatility Portfolio
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$343,019	$(123,970)

Effect of Derivative Investments for the period May 4, 2015 (commencement of investment operations) through July 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Gain
PowerShares Europe Currency Hedged Low Volatility Portfolio
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$207,562
Change in Net Unrealized Appreciation:
Currency risk	$219,049

Total	$426,611

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Average Notional Value
PowerShares Europe Currency Hedged Low Volatility Portfolio
Forward foreign currency contracts	$155,511,257

PowerShares Europe Currency Hedged Low Volatility

July 31, 2015

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Notional Value	Unrealized Appreciation (Depreciation)
8/4/2015	Goldman Sachs & Co.	EUR	539,500	USD	594,127	$596,098	$(1,971)
8/4/2015	Goldman Sachs & Co.	EUR	27,280,000	USD	30,110,436	30,141,879	(31,443)
8/4/2015	Goldman Sachs & Co.	EUR	11,455,000	USD	12,636,984	12,656,716	(19,732)
8/4/2015	Goldman Sachs & Co.	EUR	16,640,000	USD	18,549,772	18,385,662	164,110
8/4/2015	Goldman Sachs & Co.	EUR	636,500	USD	705,099	703,274	1,825
8/4/2015	Goldman Sachs & Co.	USD	62,477,262	EUR	56,551,000	62,483,630	6,368
8/4/2015	Royal Bank of Canada (The)	EUR	27,280,000	USD	30,110,545	30,141,879	(31,334)
8/4/2015	Royal Bank of Canada (The)	EUR	539,500	USD	594,162	596,098	(1,936)
8/4/2015	Royal Bank of Canada (The)	EUR	11,455,000	USD	12,637,110	12,656,716	(19,606)
8/4/2015	Royal Bank of Canada (The)	EUR	16,640,000	USD	18,548,142	18,385,662	162,480
8/4/2015	Royal Bank of Canada (The)	EUR	636,500	USD	705,142	703,274	1,868
8/4/2015	Royal Bank of Canada (The)	USD	62,477,262	EUR	56,551,000	62,483,630	6,368
9/2/2015	Goldman Sachs & Co.	EUR	1,685,000	USD	1,862,220	1,862,480	(260)
9/2/2015	Goldman Sachs & Co.	EUR	58,425,000	USD	64,570,434	64,578,856	(8,422)
9/2/2015	Royal Bank of Canada (The)	EUR	1,685,000	USD	1,862,220	1,862,480	(260)
9/2/2015	Royal Bank of Canada (The)	EUR	58,425,000	USD	64,569,850	64,578,856	(9,006)

Total Open Forward Foreign Currency Contracts - Currency Risk							$219,049

Currency Abbreviations:

EUR - Euro

USD - U.S. Dollar

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By (Signature and Title)	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date	September 22, 2015

By (Signature and Title)	/s/ Steven Hill
Steven Hill
Treasurer

Date	September 22, 2015